UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Core Fixed Income Fund
Total Return Fund

For the six-month period ended May 31, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments

6	Core Fixed Income Fund

25	Total Return Fund

52	Statements of Assets and Liabilities

54	Statements of Operations

55	Statements of Changes in Net Assets

57	Financial Highlights

73	Notes to Financial Statements

89	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund
and Lord Abbett Total Return Fund
Semiannual Report

For the six-month period ended May 31, 2015

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2015. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Trustee, President and Chief Executive Officer

1

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 through May 31, 2015).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 12/1/14 –5/31/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/14	5/31/15	12/1/14 – 5/31/15
Class A
Actual	$1,000.00	$1,009.70	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.74	$3.23
Class B
Actual	$1,000.00	$1,004.80	$7.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.24
Class C
Actual	$1,000.00	$1,006.70	$6.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.29
Class F
Actual	$1,000.00	$1,009.30	$2.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class I
Actual	$1,000.00	$1,010.70	$2.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22
Class P
Actual	$1,000.00	$1,008.80	$4.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33
Class R2
Actual	$1,000.00	$1,006.80	$5.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.24
Class R3
Actual	$1,000.00	$1,008.30	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.64% for Class A, 1.44% for Class B, 1.25% for Class C, 0.54% for Class F, 0.44% for Class I, 0.86% for Class P, 1.04% for Class R2 and 0.93% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2015

Sector*	%**
Auto	0.33%
Basic Industry	0.36%
Consumer Cyclical	1.85%
Consumer Discretionary	0.31%
Consumer Services	0.98%
Consumer Staples	0.43%
Energy	2.46%
Financial Services	28.25%
Foreign Government	2.15%
Health Care	1.75%
Sector*	%**
Integrated Oils	1.55%
Materials & Processing	1.57%
Municipal	0.54%
Producer Durables	0.81%
Technology	0.87%
Telecommunications	1.17%
Transportation	0.38%
U.S. Government	49.07%
Utilities	1.29%
Repurchase Agreement	3.88%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/14	5/31/15	12/1/14 – 5/31/15
Class A*
Actual	$1,000.00	$1,009.40	$3.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class B*
Actual	$1,000.00	$1,005.40	$7.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.39
Class C*
Actual	$1,000.00	$1,006.20	$6.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.54
Class F*
Actual	$1,000.00	$1,009.90	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87
Class I*
Actual	$1,000.00	$1,010.40	$2.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.59	$2.37
Class P*
Actual	$1,000.00	$1,008.20	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.63
Class R2*
Actual	$1,000.00	$1,007.40	$5.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.39
Class R3*
Actual	$1,000.00	$1,007.90	$4.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.89

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.67% for Class A, 1.47% for Class B, 1.30% for Class C, 0.57% for Class F, 0.47% for Class I, 0.92% for Class P, 1.07% for Class R2 and 0.97% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated (0.68% for Class A, 1.48% for Class B, 1.31% for Class C, 0.58% for Class F, 0.48% for Class I, 0.93% for Class P, 1.08% for Class R2, and 0.98% for Class R3). Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$3.41	$3.43
Class B	$7.40	$7.44
Class C	$6.55	$6.59
Class F	$2.91	$2.92
Class I	$2.41	$2.42
Class P	$4.66	$4.68
Class R2	$5.41	$5.44
Class R3	$4.91	$4.94

4

Portfolio Holdings Presented by Sector

May 31, 2015

Sector*	%**
Auto	0.49%
Basic Industry	0.80%
Consumer Cyclical	2.91%
Consumer Discretionary	0.34%
Consumer Non-Cyclical	0.04%
Consumer Services	1.12%
Consumer Staples	0.92%
Energy	3.81%
Financial Services	29.91%
Foreign Government	3.90%
Health Care	2.20%
Sector*	%**
Integrated Oils	1.24%
Materials & Processing	1.82%
Municipal	0.42%
Producer Durables	0.78%
Technology	1.43%
Telecommunications	1.76%
Transportation	0.53%
U.S. Government	41.25%
Utilities	1.75%
Repurchase Agreement	2.58%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

5

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 105.98%

ASSET-BACKED SECURITIES 20.70%

Automobiles 8.66%
Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	$319	$319,531
Ally Auto Receivables Trust 2013-1 A3	0.63%	5/15/2017	1,771	1,771,546
Ally Auto Receivables Trust 2013-SN1 A3	0.72%	5/20/2016	454	454,286
Ally Auto Receivables Trust 2014-1 A2	0.48%	2/15/2017	3,254	3,252,967
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	3,765	3,778,343
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	756	755,965
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	1,284	1,283,830
AmeriCredit Automobile Receivables Trust 2013-2 A3	0.65%	12/8/2017	2,500	2,498,623
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	204	204,211
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	1,234	1,235,480
AmeriCredit Automobile Receivables Trust 2014-4 A2A	0.72%	4/9/2018	2,538	2,538,786
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	1,047	1,077,633
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	1,049	1,081,580
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	3,164	3,243,407
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,063	1,074,650
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	758	764,510
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	2,113	2,112,577
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	3,905	3,915,834
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	1,287	1,286,880
California Republic Auto Receivables Trust 2014-4 A2	0.77%	9/15/2017	3,620	3,621,428
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	3,900	3,903,180
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%	9/20/2016	541	540,887

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	$4,063	$4,063,788
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	1,704	1,705,101
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	297	296,425
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	816	816,943
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	535	535,334
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	2,631	2,637,116
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	400	400,384
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	1,113	1,113,619
CarMax Auto Owner Trust 2015-2 A4	1.80%	3/15/2021	2,154	2,163,159
Chrysler Capital Auto Receivables Trust 2013-BA A3†	0.85%	5/15/2018	2,259	2,262,394
Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	3,383	3,383,024
Chrysler Capital Auto Receivables Trust 2015-AA A3†	1.22%	7/15/2019	3,750	3,751,288
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	1,336	1,339,356
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	2,900	2,894,967
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	498	498,108
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	309	309,180
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	2,020	2,021,974
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	1,121	1,121,089
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	3,133	3,135,173
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	682	681,665
Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%	7/15/2016	2,130	2,129,837
Hyundai Auto Lease Securitization Trust 2014-B A2†	0.61%	2/15/2017	2,829	2,828,678
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	1,997	1,997,387
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	3,105	3,107,388
M&T Bank Auto Receivables Trust 2013-1A A3†	1.06%	11/15/2017	4,182	4,191,982
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	516	516,295
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%	12/15/2016	3,800	3,802,227
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	559	558,716
Nissan Auto Receivables Owner Trust 2013-A A3	0.50%	5/15/2017	514	513,749
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	3,407	3,415,829
Santander Drive Auto Receivables Trust 2013-4 A3	1.11%	12/15/2017	1,370	1,371,550
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	311	311,452
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	299	298,865
Volkswagen Auto Loan Enhanced Trust 2014-2 A2	0.53%	7/20/2017	5,805	5,805,746
World Omni Auto Receivables Trust 2013-B A2	0.48%	11/15/2016	175	175,153
World Omni Auto Receivables Trust 2014-B A2A	0.60%	1/16/2018	2,695	2,695,037

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%		5/16/2016	$202	$201,804
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%		12/15/2016	4,530	4,541,785
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	1,195	1,200,005
Total					115,509,706

Credit Cards 5.07%
American Express Credit Account Master Trust 2012-2 A	0.68%		3/15/2018	5,160	5,162,118
Bank of America Credit Card Trust 2014-A3 A	0.476%	#	1/15/2020	3,265	3,269,271
Barclays Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	1,350	1,350,399
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	3,245	3,262,739
Capital One Multi-Asset Execution Trust 2015-A2	2.08%		3/15/2023	4,378	4,406,153
Chase Issuance Trust 2012-A3	0.79%		6/15/2017	6,065	6,065,952
Chase Issuance Trust 2012-A5	0.59%		8/15/2017	5,125	5,126,130
Chase Issuance Trust 2012-A8	0.54%		10/16/2017	3,675	3,675,558
Chase Issuance Trust 2013-A8	1.01%		10/15/2018	1,850	1,856,056
Citibank Credit Card Issuance Trust 2003-A7	4.15%		7/7/2017	3,066	3,077,925
Citibank Credit Card Issuance Trust 2006-A3	5.30%		3/15/2018	3,170	3,288,328
Citibank Credit Card Issuance Trust 2012-A1	0.55%		10/10/2017	5,140	5,140,761
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	4,530	4,563,492
Discover Card Execution Note Trust 2012-B3	0.636%	#	5/15/2018	1,650	1,649,577
Synchrony Credit Card Master Note Trust 2011-2 A	0.666%	#	5/15/2019	3,205	3,211,062
Synchrony Credit Card Master Note Trust 2012-5 A	0.95%		6/15/2018	6,425	6,426,189
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	3,264	3,270,215
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	511	511,795
World Financial Network Credit Card Master Trust 2014-A	0.566%	#	12/15/2019	2,410	2,412,012
Total					67,725,732

Other 6.97%
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.496%	#	4/16/2021	1,301	1,288,105
Avenue CLO VI Ltd. 2007-6A A2†	0.624%	#	7/17/2019	1,250	1,241,031
Avery Point IV CLO Ltd. 2014-1A A†	1.797%	#	4/25/2026	2,500	2,504,978

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
BlueMountain CLO Ltd. 2014-3A A1†	1.727%	#	10/15/2026	$1,900	$1,894,941
Carlyle Global Market Strategies 2015-2A A1†	1.744%	#	4/27/2027	3,000	2,990,712
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.752%	#	10/15/2026	2,000	2,002,649
Cent CDO XI Ltd. 2006-11A A1†	0.537%	#	4/25/2019	1,474	1,454,497
Cent CLO 2013-17A A1†	1.555%	#	1/30/2025	1,700	1,687,950
CIFC Funding II Ltd. 2014-2A A1L†	1.762%	#	5/24/2026	1,300	1,300,530
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	1,294	1,293,741
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.525%	#	7/17/2023	2,250	2,237,538
Fore CLO Ltd. 2007-1A A2†	0.725%	#	7/20/2019	850	844,871
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.57%	#	12/20/2020	1,500	1,495,438
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733%	#	10/15/2026	3,500	3,489,050
Gleneagles CLO Ltd. 2005-1A B†	0.828%	#	11/1/2017	600	595,736
GMF Floorplan Owner Revolving Trust 2015-1 A1†	1.65%		5/15/2020	1,942	1,945,514
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	1,385	1,387,168
Harch CLO III Ltd. 2007-1A B†	0.679%	#	4/17/2020	750	743,602
HLSS Servicer Advance Receivables Backed Notes 2013-T5 AT5†	1.979%		8/15/2046	2,000	2,004,181
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,500	1,492,705
HLSS Servicer Advance Receivables Backed Notes 2013-T7 BT7†	2.229%		11/15/2046	3,500	3,491,005
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	590	590,021
HLSS Servicer Advance Receivables Trust 2012-T2 B2†	2.48%		10/15/2045	865	865,093
HLSS Servicer Advance Receivables Trust 2012-T2 D2†	4.94%		10/15/2045	360	360,099
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	580	579,515
HLSS Servicer Advance Receivables Trust 2013-T1 B2†	1.744%		1/16/2046	1,850	1,850,673
HLSS Servicer Advance Receivables Trust 2013-T1 B3†	2.734%		1/15/2048	1,150	1,149,074
Jackson Mill CLO Ltd. 2015-1A A†	1.814%	#	4/15/2027	1,150	1,153,335
JFIN Revolver CLO Ltd. 2013-1A A†	1.525%	#	1/20/2021	1,193	1,193,932
JFIN Revolver CLO Ltd. 2014-2A A2†	1.576%	#	2/20/2022	850	846,281
JFIN Revolver CLO Ltd. 2015-3A A1†	1.775%	#	4/20/2023	3,000	2,997,988
KKR Financial CLO Ltd. 2007-1A A†	0.624%	#	5/15/2021	1,290	1,284,186
KKR Financial CLO Ltd. 2007-1A B†	1.024%	#	5/15/2021	1,250	1,224,943

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	$1,885	$1,888,657
Madison Park Funding IX Ltd. 2012-9AR B1R†	2.15%	#	8/15/2022	1,250	1,250,848
Marathon CLO IV Ltd. 2012-4A A1†	1.666%	#	5/20/2023	3,600	3,598,127
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	1,600	1,593,381
NZCG Funding Ltd. 2015-2A A1†	1.812%	#	4/27/2027	1,500	1,496,630
Oaktree CLO Ltd. 2014-2A A1A†	1.805%	#	10/20/2026	3,000	2,997,694
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773%	#	4/15/2026	1,500	1,503,021
Octagon Loan Funding Ltd. 2014-1A A1†	1.726%	#	11/18/2026	1,275	1,273,789
OHA Loan Funding Ltd. 2015-1A A†	1.769%	#	2/15/2027	3,000	2,989,695
Shackleton CLO Ltd. 2014-5A A†	1.776%	#	5/7/2026	1,800	1,802,168
SLM Private Education Loan Trust 2010-A 2A†	3.436%	#	5/16/2044	1,546	1,635,538
SLM Private Education Loan Trust 2011-B A1†	1.036%	#	12/16/2024	2,560	2,566,554
SLM Private Education Loan Trust 2012-A A1†	1.586%	#	8/15/2025	397	401,049
SLM Private Education Loan Trust 2012-C A1†	1.286%	#	8/15/2023	2,800	2,811,954
SLM Private Education Loan Trust 2012-E A1†	0.936%	#	10/16/2023	2,769	2,776,037
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.594%	#	4/17/2021	1,750	1,714,268
Treman Park CLO LLC 2015-1A A†	1.761%	#	4/20/2027	1,300	1,298,529
Tryon Park CLO Ltd. 2013-1A A1†	1.395%	#	7/15/2025	1,000	984,117
Venture XVI CLO Ltd. 2014-16A A1L†	1.753%	#	4/15/2026	3,746	3,739,986
Venture XVIII CLO Ltd. 2014-18A A†	1.703%	#	10/15/2026	2,000	1,991,904
Westchester CLO Ltd. 2007-1A A1A†	0.503%	#	8/1/2022	1,165	1,156,784
Total					92,951,812
Total Asset-Backed Securities (cost $276,032,663)					276,187,250

CORPORATE BONDS 25.62%

Automotive 0.33%
Ford Motor Co.	6.375%		2/1/2029	697	856,051
Ford Motor Co.	6.625%		10/1/2028	1,311	1,647,170
Ford Motor Co.	7.45%		7/16/2031	670	875,103
Kia Motors Corp. (South Korea)†(a)	3.625%		6/14/2016	1,000	1,023,465
Total					4,401,789

Banks: Money Center 0.28%
Barclays plc (United Kingdom)(a)	3.65%		3/16/2025	3,047	2,988,814
Export-Import Bank of Korea (South Korea)(a)	3.75%		10/20/2016	650	673,936
Zions Bancorporation	4.50%		6/13/2023	121	126,871
Total					3,789,621

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 2.63%
Citigroup, Inc.	5.50%	9/13/2025	$6,018	$6,722,858
Goldman Sachs Group, Inc. (The)	3.75%	5/22/2025	2,470	2,494,799
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	2,911	3,370,487
HBOS plc (United Kingdom)†(a)	6.00%	11/1/2033	1,232	1,393,425
JPMorgan Chase & Co.	3.875%	9/10/2024	7,551	7,608,229
Lloyds Bank plc (United Kingdom)†(a)	6.50%	9/14/2020	1,993	2,341,387
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	2,231	2,616,530
Morgan Stanley	4.10%	5/22/2023	418	430,121
Morgan Stanley	4.35%	9/8/2026	2,281	2,325,347
Morgan Stanley	5.00%	11/24/2025	1,201	1,300,081
Wells Fargo & Co.	4.10%	6/3/2026	4,379	4,525,395
Total				35,128,659

Beverages 0.03%
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	354	346,920

Biotechnology Research & Production 0.37%
Amgen, Inc.	6.40%	2/1/2039	4,053	4,969,529

Broadcasting 0.39%
21st Century Fox America, Inc.	6.20%	12/15/2034	1,268	1,540,295
21st Century Fox America, Inc.	6.90%	8/15/2039	1,177	1,545,965
Cox Communications, Inc.†	8.375%	3/1/2039	1,585	2,127,292
Total				5,213,552

Brokers 0.31%
Jefferies Group LLC	6.875%	4/15/2021	3,625	4,191,769

Building Materials 0.02%
Owens Corning	9.00%	6/15/2019	199	239,655

Business Services 0.23%
Expedia, Inc.	4.50%	8/15/2024	3,000	3,075,132

Cable Services 0.46%
Comcast Corp.	4.40%	8/15/2035	950	979,022
Time Warner Cable, Inc.	7.30%	7/1/2038	4,418	5,166,338
Total				6,145,360

Chemicals 0.75%
Alfa SAB de CV (Mexico)†(a)	5.25%	3/25/2024	900	949,500
Israel Chemicals Ltd. (Israel)†(a)	4.50%	12/2/2024	1,500	1,550,100

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	$1,157	$1,259,022
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	550	579,700
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	2,300	3,127,625
NewMarket Corp.	4.10%	12/15/2022	1,532	1,574,850
OCP SA (Morocco)†(a)	6.875%	4/25/2044	865	944,104
Total				9,984,901

Communications Equipment 0.03%
Harris Corp.	4.854%	4/27/2035	445	440,087

Communications Technology 0.21%
Motorola Solutions, Inc.	3.75%	5/15/2022	2,757	2,759,718

Construction/Homebuilding 0.09%
Odebrecht Finance Ltd.†	5.25%	6/27/2029	800	708,560
Odebrecht Finance Ltd.†	7.125%	6/26/2042	530	490,913
Total				1,199,473

Consumer Products 0.15%
Tupperware Brands Corp.	4.75%	6/1/2021	1,886	2,019,021

Copper 0.05%
Southern Copper Corp. (Mexico)(a)	3.875%	4/23/2025	225	220,730
Southern Copper Corp. (Mexico)(a)	5.875%	4/23/2045	450	441,180
Total				661,910

Data Product, Equipment & Communications 0.10%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	1,250	1,320,141

Diversified 0.06%
Hutchison Whampoa International 14 Ltd.
(Hong Kong)†(a)	3.625%	10/31/2024	830	847,480

Drugs 0.26%
Actavis Funding SCS (Luxembourg)(a)	4.55%	3/15/2035	1,711	1,701,736
Express Scripts Holding Co.	6.125%	11/15/2041	1,465	1,796,017
Total				3,497,753

Electric: Power 0.70%
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	750	798,662
E.CL SA (Chile)†(a)	4.50%	1/29/2025	960	998,732
Empresa Electrica Guacolda SA (Chile)†(a)	4.56%	4/30/2025	200	198,392
Empresas Publicas de Medellin ESP (Colombia)†(a)	7.625%	7/29/2019	1,400	1,656,375

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Entergy Corp.	5.125%	9/15/2020	$2,363	$2,604,756
Lamar Funding Ltd.†	3.958%	5/7/2025	1,000	1,005,000
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,062,802
Total				9,324,719

Electronics 0.13%
PerkinElmer, Inc.	5.00%	11/15/2021	1,564	1,743,158

Electronics: Semi-Conductors/Components 0.20%
KLA-Tencor Corp.	4.65%	11/1/2024	2,600	2,667,974

Energy Equipment & Services 0.59%
Energy Transfer Partners LP	6.625%	10/15/2036	960	1,063,573
Energy Transfer Partners LP	7.50%	7/1/2038	1,263	1,535,739
Energy Transfer Partners LP	9.00%	4/15/2019	1,865	2,291,688
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,961,919
Total				7,852,919

Engineering & Contracting Services 0.14%
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	1,800	1,839,353
Entertainment 0.19%
Viacom, Inc.	6.875%	4/30/2036	2,165	2,537,584

Financial Services 2.62%
Air Lease Corp.	3.875%	4/1/2021	1,000	1,032,500
Air Lease Corp.	4.25%	9/15/2024	1,275	1,294,125
Bank of America Corp.	4.20%	8/26/2024	5,350	5,445,396
Bank of America Corp.	4.25%	10/22/2026	1,950	1,967,168
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	3,101	3,298,689
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	2,216	2,305,176
General Electric Capital Corp.	6.75%	3/15/2032	6,900	9,313,648
Lender Processing Services, Inc.	5.75%	4/15/2023	2,266	2,413,290
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	1,217	1,312,839
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	2,615	3,409,596
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,177	2,378,575
Western Union Co. (The)	3.35%	5/22/2019	780	802,690
Total				34,973,692

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous 0.08%
Wells Fargo Bank NA	5.85%	2/1/2037	$880	$1,089,979

Food 0.16%
Flowers Foods, Inc.	4.375%	4/1/2022	625	662,491
JM Smucker Co. (The)†	4.25%	3/15/2035	1,481	1,443,864
Total				2,106,355

Food/Beverage 0.03%
Sigma Alimentos SA de CV (Mexico)†(a)	6.875%	12/16/2019	313	365,021

Health Care 0.15%
Zoetis, Inc.	3.25%	2/1/2023	2,088	2,050,124

Health Care Products 0.68%
Forest Laboratories, Inc.†	4.375%	2/1/2019	3,765	4,022,089
Forest Laboratories, Inc.†	5.00%	12/15/2021	3,344	3,675,558
Zimmer Holdings, Inc.	4.25%	8/15/2035	1,408	1,372,273
Total				9,069,920

Health Care Services 0.36%
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	607	635,086
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,533	2,703,978
Senior Housing Properties Trust	6.75%	12/15/2021	1,250	1,447,551
Total				4,786,615

Insurance 0.61%
Symetra Financial Corp.†	6.125%	4/1/2016	965	997,377
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,782	5,134,921
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,932,933
Total				8,065,231

Leasing 0.42%
Aviation Capital Group Corp.†	6.75%	4/6/2021	1,314	1,524,312
Aviation Capital Group Corp.†	7.125%	10/15/2020	3,494	4,096,334
Total				5,620,646

Leisure 0.12%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	1,230	1,576,204

Lodging 0.77%
Host Hotels & Resorts LP	3.75%	10/15/2023	835	837,510
Host Hotels & Resorts LP	4.00%	6/15/2025	700	716,167

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging (continued)
Host Hotels & Resorts LP	5.25%	3/15/2022	$4,740	$5,233,027
Hyatt Hotels Corp.†	6.875%	8/15/2019	1,554	1,808,736
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	1,750	1,681,815
Total				10,277,255

Machinery: Agricultural 0.73%
Imperial Tobacco Finance plc (United Kingdom)†(a)	3.50%	2/11/2023	1,487	1,487,269
Lorillard Tobacco Co.	6.875%	5/1/2020	1,184	1,392,954
Lorillard Tobacco Co.	8.125%	6/23/2019	1,152	1,398,717
Lorillard Tobacco Co.	8.125%	5/1/2040	1,550	2,096,496
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	2,950	3,308,496
Total				9,683,932

Manufacturing 0.17%
Hillenbrand, Inc.	5.50%	7/15/2020	474	517,477
Trinity Industries, Inc.	4.55%	10/1/2024	1,771	1,735,729
Total				2,253,206

Media 0.69%
Discovery Communications LLC	6.35%	6/1/2040	1,650	1,890,606
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	2,809	2,928,383
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(a)	5.307%	5/11/2022	1,855	1,943,113
Time Warner, Inc.	7.625%	4/15/2031	1,835	2,464,757
Total				9,226,859

Metals & Minerals: Miscellaneous 0.16%
Barrick International Barbados Corp. (Barbados)†(a)	6.35%	10/15/2036	1,250	1,289,741
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	831	826,907
Total				2,116,648

Natural Gas 0.44%
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	1,787	1,892,351
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	450	462,096
Kinder Morgan, Inc.	7.75%	1/15/2032	172	203,639
Kinder Morgan, Inc.	8.05%	10/15/2030	367	443,811
SourceGas LLC†	5.90%	4/1/2017	886	942,270
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	1,000	1,248,240
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	700	707,000
Total				5,899,407

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.48%
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	$816	$897,213
Canadian Oil Sands Ltd. (Canada)†(a)	7.90%	9/1/2021	403	449,560
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.082%	12/30/2023	370	379,250
Halliburton Co.	6.70%	9/15/2038	326	424,634
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.875%	5/7/2025	250	230,875
Kunlun Energy Co., Ltd. (Hong Kong)†(a)	3.75%	5/13/2025	500	497,350
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	250	264,375
Petroleos Mexicanos (Mexico)†(a)	4.25%	1/15/2025	300	299,100
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	1,663	1,639,859
Valero Energy Corp.	10.50%	3/15/2039	830	1,339,936
Total				6,422,152

Oil: Crude Producers 1.21%
Apache Corp.	6.00%	1/15/2037	1,115	1,274,670
Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	1,701	1,716,452
Enbridge Energy Partners LP	9.875%	3/1/2019	2,000	2,502,428
Enterprise Products Operating LLC	7.55%	4/15/2038	1,825	2,442,080
Kerr-McGee Corp.	7.125%	10/15/2027	925	1,173,883
Kerr-McGee Corp.	7.875%	9/15/2031	945	1,275,346
Ruby Pipeline LLC†	6.00%	4/1/2022	2,980	3,291,344
Southeast Supply Header LLC†	4.25%	6/15/2024	1,086	1,092,619
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	1,250	1,338,750
Total				16,107,572

Oil: Integrated Domestic 0.90%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	2,064	2,203,320
Kinder Morgan Energy Partners LP	5.40%	9/1/2044	2,675	2,575,367
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,300	1,497,762
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	1,000	1,201,660
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,600	1,615,720
Rowan Cos., Inc.	7.875%	8/1/2019	2,548	2,876,542
Total				11,970,371

Oil: Integrated International 0.82%
Eni SpA (Italy)†(a)	5.70%	10/1/2040	4,800	5,144,870
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	1,089	974,655
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	1,650	1,615,350
Weatherford International Ltd.	9.875%	3/1/2039	2,613	3,132,433
Total				10,867,308

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.40%
Georgia-Pacific LLC	8.875%	5/15/2031	$3,588	$5,323,010

Real Estate Investment Trusts 1.00%
American Tower Corp.	4.00%	6/1/2025	2,467	2,457,460
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	2,000	1,998,554
EPR Properties	5.25%	7/15/2023	2,075	2,212,987
EPR Properties	7.75%	7/15/2020	2,543	3,059,173
Fibra Uno Trust (Mexico)†(a)	5.25%	12/15/2024	450	478,125
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	1,953	2,198,090
Hospitality Properties Trust	4.65%	3/15/2024	925	940,568
Total				13,344,957

Retail 0.69%
Amazon.com, Inc.	4.80%	12/5/2034	6,756	7,020,599
QVC, Inc.	5.125%	7/2/2022	775	814,285
SACI Falabella (Chile)†(a)	4.375%	1/27/2025	530	544,530
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	875	869,325
Total				9,248,739

Savings & Loan 0.18%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	2,120	2,373,175

Steel 0.44%
Allegheny Technologies, Inc.	6.375%	8/15/2023	1,089	1,143,417
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,975	4,740,188
Total				5,883,605

Technology 0.29%
Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	3,000	2,966,289
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	900	929,032
Total				3,895,321

Telecommunications 1.30%
AT&T, Inc.	4.50%	5/15/2035	1,105	1,050,911
AT&T, Inc.	6.30%	1/15/2038	2,149	2,457,515
AT&T, Inc.	6.50%	9/1/2037	2,593	3,033,519
GTE Corp.	6.94%	4/15/2028	7,252	9,164,541
Turk Telekomunikasyon AS (Turkey)†(a)	4.875%	6/19/2024	360	360,454
Verizon Communications, Inc.	5.85%	9/15/2035	1,105	1,248,636
Total				17,315,576

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Textiles Products 0.09%
Mohawk Industries, Inc.	6.125%	1/15/2016	$1,198	$1,234,892

Tobacco 0.20%
Altria Group, Inc.	9.95%	11/10/2038	1,589	2,663,151

Utilities 0.52%
Aquarion Co.†	4.00%	8/15/2024	2,500	2,517,435
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,278,361
Williams Cos., Inc. (The)	8.75%	3/15/2032	2,460	3,168,637
Total				6,964,433

Utilities: Electrical 0.21%
Tennessee Valley Authority	3.50%	12/15/2042	2,795	2,736,146
Total Corporate Bonds (cost $335,964,115)				341,709,679

FOREIGN GOVERNMENT OBLIGATIONS 2.46%

Bahamas 0.05%
Commonwealth of Bahamas†(a)	6.95%	11/20/2029	588	698,250

Bermuda 0.18%
Bermuda Government†	5.603%	7/20/2020	2,200	2,464,000

Brazil 0.21%
Federal Republic of Brazil(a)	4.25%	1/7/2025	1,400	1,379,350
Federal Republic of Brazil(a)	5.00%	1/27/2045	300	279,750
Federal Republic of Brazil†(a)	5.333%	2/15/2028	1,000	975,000
Federal Republic of Brazil(a)	5.625%	1/7/2041	123	125,460
Total				2,759,560

Cayman Islands 0.06%
Cayman Islands Government†	5.95%	11/24/2019	700	806,750

Colombia 0.05%
Republic of Colombia(a)	4.00%	2/26/2024	700	714,000

Indonesia 0.21%
Perusahaan Penerbit SBSN†(a)	3.30%	11/21/2022	1,350	1,309,500
Perusahaan Penerbit SBSN III†(a)	4.325%	5/28/2025	1,100	1,100,550
Republic of Indonesia†(a)	5.875%	1/15/2024	400	451,000
Total				2,861,050

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)

Kazakhstan 0.03%
Republic of Kazakhstan†(a)	4.875%	10/14/2044	$500	$450,000

Latvia 0.09%
Republic of Latvia†(a)	5.25%	6/16/2021	988	1,136,200

Lithuania 0.19%
Republic of Lithuania†(a)	7.375%	2/11/2020	2,097	2,555,719

Mexico 0.31%
United Mexican States(a)	4.00%	10/2/2023	2,080	2,173,600
United Mexican States(a)	5.55%	1/21/2045	1,700	1,916,750
Total				4,090,350

Panama 0.16%
Republic of Panama(a)	4.00%	9/22/2024	1,811	1,865,330
Republic of Panama(a)	4.30%	4/29/2053	275	253,344
Total				2,118,674

Philippines 0.14%
Republic of Philippines(a)	9.50%	10/21/2024	1,220	1,850,569

Slovenia 0.04%
Republic of Slovenia†(a)	5.25%	2/18/2024	471	532,879

South Africa 0.07%
Republic of South Africa(a)	5.50%	3/9/2020	800	881,000

Trinidad And Tobago 0.02%
Republic of Trinidad & Tobago†(a)	4.375%	1/16/2024	200	215,500

Turkey 0.48%
Republic of Turkey(a)	4.25%	4/14/2026	200	194,290
Republic of Turkey(a)	5.75%	3/22/2024	4,840	5,358,887
Republic of Turkey(a)	7.00%	6/5/2020	750	865,875
Total				6,419,052

Uruguay 0.17%
Republic of Uruguay(a)	4.50%	8/14/2024	1,625	1,742,812
Republic of Uruguay PIK(a)	7.875%	1/15/2033	330	462,000
Total				2,204,812
Total Foreign Government Obligations (cost $32,298,676)				32,758,365

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.05%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.38%	#	2/25/2032	$12,999	$2,565,523
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	561	564,168
Government National Mortgage Assoc. 2015-47 AE	2.90%	#	11/16/2055	5,344	5,458,138
Government National Mortgage Assoc. 2015-48 AS	2.90%	#	2/16/2049	4,337	4,420,436
Government National Mortgage Assoc. 2015-73 AC	2.90%		2/16/2053	990	1,012,797
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $13,932,834)					14,021,062

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 20.23%
Federal Home Loan Mortgage Corp.	2.158%	#	6/1/2043	8,783	8,987,773
Federal Home Loan Mortgage Corp.	3.103%	#	10/1/2044	6,983	7,262,940
Federal Home Loan Mortgage Corp.	3.161%	#	7/1/2044	4,096	4,264,909
Federal Home Loan Mortgage Corp.	3.215%	#	6/1/2044	2,894	3,017,470
Federal Home Loan Mortgage Corp.	4.00%		12/1/2044	5,249	5,701,179
			11/1/2017 -
Federal Home Loan Mortgage Corp.	5.00%		6/1/2026	3,151	3,391,049
Federal National Mortgage Assoc.(b)	3.00%		TBA	38,865	39,999,361
			4/1/2043 -
Federal National Mortgage Assoc.	3.50%		5/1/2045	24,886	26,122,810
Federal National Mortgage Assoc.(b)	3.50%		TBA	25,440	26,518,214
			10/1/2040 -
Federal National Mortgage Assoc.	4.00%		2/1/2045	24,733	26,577,750
Federal National Mortgage Assoc.(b)	4.00%		TBA	33,241	35,499,707
			4/1/2040 -
Federal National Mortgage Assoc.	4.50%		1/1/2043	43,427	47,324,141
Federal National Mortgage Assoc.(b)	4.50%		TBA	22,724	24,710,220
			9/1/2034 -
Federal National Mortgage Assoc.	5.50%		9/1/2036	9,121	10,370,187
Federal National Mortgage Assoc.	6.50%		1/1/2036	65	76,799
Total Government Sponsored Enterprises Pass-Throughs (cost $268,402,298)					269,824,509

MUNICIPAL BONDS 0.52%

Electric Revenue Bonds 0.12%
American Municipal Power, Inc.	7.834%		2/15/2041	1,100	1,596,067

Power 0.14%
Municipal Elec Auth of Georgia	7.055%		4/1/2057	1,675	1,918,746

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS (continued)

Toll Roads 0.26%
Metropolitan Washington Arpt	7.462%		10/1/2046	$1,500	$2,073,435
North Texas Tollway Auth	8.91%		2/1/2030	1,150	1,390,293
Total					3,463,728
Total Municipal Bonds (cost $6,266,450)					6,978,541

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.64%
Bear Stearns ALT-A Trust 2004-8 1A	0.881%	#	9/25/2034	1,675	1,633,375
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.321%	#	5/10/2047	24,887	2,130,361
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	4,534	4,660,612
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.31%	#	8/10/2047	4,411	338,738
Commercial Mortgage Pass-Through Certificates 2014-UBS5 B	4.514%	#	9/10/2047	1,450	1,565,863
CSAIL Commercial Mortgage Trust 2015-C2 C	4.354%	#	6/15/2057	325	327,121
Extended Stay America Trust 2013-ESH5 A15†	1.278%		12/5/2031	2,203	2,188,844
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.384%	#	12/20/2054	628	625,229
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(a)	0.404%	#	12/20/2054	1,876	1,867,788
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,100	1,114,176
GS Mortgage Securities Trust 2013-G1 A2†	3.557%		4/10/2031	427	434,835
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 AS	3.372%		12/15/2047	4,750	4,907,983
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.279%	#	4/15/2047	4,936	265,561
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.283%	#	4/15/2047	1,381	36,641
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 AS	4.065%		11/15/2047	1,200	1,291,882
MSCG Trust 2015-ALDR B†	3.577%	#	6/7/2035	1,250	1,265,249
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,100	1,056,757
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	1,064	1,069,380
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	1,334	1,335,592
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.277%	#	5/15/2048	2,000	1,789,752
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	3.719%		4/15/2050	1,464	1,484,932

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.228%	#	5/15/2047	$9,770	$708,918
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573%	#	5/15/2047	1,909	93,896
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.719%	#	10/15/2057	24,866	1,150,025
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#	10/15/2057	36,416	868,394
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%	#	11/15/2047	1,000	1,063,635
Total Non-Agency Commercial Mortgage-Backed Securities (cost $34,692,496)					35,275,539

U.S. TREASURY OBLIGATIONS 32.76%
U.S. Treasury Bond	2.50%		2/15/2045	60,553	56,144,015
U.S. Treasury Note	0.25%		4/15/2016	18,860	18,860,000
U.S. Treasury Note	0.625%		2/15/2017	69,635	69,738,338
U.S. Treasury Note	0.625%		8/31/2017	61,371	61,270,290
U.S. Treasury Note	1.25%		11/30/2018	101,614	102,090,366
U.S. Treasury Note	1.375%		4/30/2020	86,090	85,713,356
U.S. Treasury Note	1.75%		4/30/2022	20,353	20,232,144
U.S. Treasury Note	2.00%		4/30/2016	14,657	14,886,016
U.S. Treasury Note	2.125%		5/15/2025	7,974	7,998,297
Total U.S. Treasury Obligations (cost $435,070,312)					436,932,822
Total Long-Term Investments (cost $1,402,659,844)					1,413,687,767

SHORT-TERM INVESTMENTS 4.65%

COMMERCIAL PAPER 0.11%

Health Care Products
Thermo Fisher Scientific, Inc. (cost $1,499,169)	Zero Coupon		6/22/2015	1,500	1,499,169

U.S. TREASURY OBLIGATION 0.25%
U.S. Treasury Note (cost $3,387,625)	2.125%		12/31/2015	3,351	3,389,483

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2015

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 4.29%
Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with Fixed Income Clearing Corp. collateralized by $55,655,000 of U.S. Treasury Note at 1.50% due 2/28/2019 and $1,820,000 of U.S. Treasury Note at 2.00% due 11/30/2020 value: $58,344,563; proceeds: $57,197,874 (cost $57,197,874)	$57,198	$57,197,874
Total Short-Term Investments (cost $62,084,668)		62,086,526
Total Investments in Securities 110.63% (cost $1,464,744,512)		1,475,774,293
Liabilities in Excess of Cash and Other Assets(c) (10.63%)		(141,833,043)
Net Assets 100.00%		$1,333,941,250

IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2015.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(c)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2015	418	Long	$50,045,703	$152,749

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2015	11	Short	$(2,407,453)	$(2,769)

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2015

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$276,187,250	$–	$276,187,250
Corporate Bonds	–	341,709,679	–	341,709,679
Foreign Government Obligations	–	32,758,365	–	32,758,365
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	14,021,062	–	14,021,062
Government Sponsored Enterprises Pass-Throughs	–	269,824,509	–	269,824,509
Municipal Bonds	–	6,978,541	–	6,978,541
Non-Agency Commercial Mortgage-Backed Securities	–	35,275,539	–	35,275,539
U.S. Treasury Obligations	–	440,322,305	–	440,322,305
Commercial Paper	–	1,499,169	–	1,499,169
Repurchase Agreement	–	57,197,874	–	57,197,874
Total	$–	$1,475,774,293	$–	$1,475,774,293
Other Financial Instruments
Futures Contracts
Assets	$152,749	$–	$–	$152,749
Liabilities	(2,769)	–	–	(2,769)
Total	$149,980	$–	$–	$149,980

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2015.

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 104.57%

ASSET-BACKED SECURITIES 20.97%

Automobiles 8.99%
Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	$708	$708,185
Ally Auto Receivables Trust 2013-1 A3	0.63%	5/15/2017	2,036	2,036,693
Ally Auto Receivables Trust 2013-SN1 A3	0.72%	5/20/2016	578	578,390
Ally Auto Receivables Trust 2014-1 A2	0.48%	2/15/2017	4,686	4,684,032
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	4,900	4,917,366
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	870	869,712
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	3,086	3,086,014
AmeriCredit Automobile Receivables Trust 2013-2 A3	0.65%	12/8/2017	5,211	5,208,798
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	237	237,395
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	691	691,829
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	1,963	2,020,432
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	1,967	2,028,092
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	5,919	6,067,549
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,974	1,995,635
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	1,408	1,420,092
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	3,880	3,879,224
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	694	694,443
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	6,320	6,337,535
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	822	825,573
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	1,485	1,484,862
California Republic Auto Receivables Trust 2014-4 A2	0.77%	9/15/2017	5,480	5,482,162
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	6,950	6,955,668

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2015-2 A4(a)	1.75%	1/15/2021	$8,601	$8,606,376
California Republic Auto Receivables Trust 2015-2 B(a)	2.53%	6/15/2021	5,940	5,934,431
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%	9/20/2016	753	753,416
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	7,535	7,536,462
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	3,160	3,162,041
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	341	340,160
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	852	852,701
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	2,417	2,418,450
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	3,737	3,745,358
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	501	501,161
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	971	972,125
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	2,090	2,091,163
CarMax Auto Owner Trust 2015-2 A4	1.80%	3/15/2021	4,045	4,062,199
Chrysler Capital Auto Receivables Trust 2013-BA A3†	0.85%	5/15/2018	4,091	4,097,394
Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	6,117	6,116,538
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	5,965	5,981,389
Chrysler Capital Auto Receivables Trust 2015-AA A3†	1.22%	7/15/2019	6,905	6,907,372
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	2,453	2,459,162
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	4,045	4,037,980
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	565	564,928
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	4,282	4,283,634
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	2,580	2,582,521
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	1,946	1,945,805
Honda Auto Receivables Owner Trust 2013-1 A3	0.48%	11/21/2016	816	815,631
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	1,626	1,626,369
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	3,792	3,794,630
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	761	760,749
Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%	7/15/2016	2,677	2,677,101
Hyundai Auto Lease Securitization Trust 2014-B A2†	0.61%	2/15/2017	4,240	4,238,964
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	6,956	6,956,127
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	5,105	5,108,926
M&T Bank Auto Receivables Trust 2013-1A A3†	1.06%	11/15/2017	8,233	8,252,463

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%		7/15/2016	$670	$670,221
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%		12/15/2016	7,750	7,754,541
Nissan Auto Receivables Owner Trust 2013-A A3	0.50%		5/15/2017	669	669,492
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%		11/20/2017	3,686	3,695,552
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%		6/15/2017	193	192,547
Santander Drive Auto Receivables Trust 2013-4 A3	1.11%		12/15/2017	3,659	3,663,162
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%		6/15/2017	374	373,742
Santander Drive Auto Receivables Trust 2014-2 C	2.33%		11/15/2019	2,450	2,483,266
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	4,178	4,237,633
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	5,853	5,889,716
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%		1/20/2017	390	389,824
World Omni Auto Receivables Trust 2013-B A2	0.48%		11/15/2016	211	210,624
World Omni Auto Receivables Trust 2014-B A2A	0.60%		1/16/2018	4,825	4,826,266
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%		5/16/2016	549	549,196
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%		12/15/2016	8,045	8,065,929
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	1,525	1,531,387
Total					221,596,505

Credit Cards 5.23%
American Express Credit Account Master Trust 2012-2 A	0.68%		3/15/2018	10,521	10,525,319
Bank of America Credit Card Trust 2014-A3 A	0.476%	#	1/15/2020	6,140	6,148,031
Barclays Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	2,250	2,250,665
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	6,465	6,500,341
Capital One Multi-Asset Execution Trust 2015-A2	2.08%		3/15/2023	8,124	8,176,241
Chase Issuance Trust 2012-A3	0.79%		6/15/2017	9,315	9,316,463
Chase Issuance Trust 2012-A5	0.59%		8/15/2017	6,350	6,351,400
Chase Issuance Trust 2012-A8	0.54%		10/16/2017	9,775	9,776,486
Chase Issuance Trust 2013-A8	1.01%		10/15/2018	2,575	2,583,429
Chase Issuance Trust 2014-A6	1.26%		7/15/2019	5,460	5,474,294
Citibank Credit Card Issuance Trust 2003-A7	4.15%		7/7/2017	6,900	6,926,838
Citibank Credit Card Issuance Trust 2006-A3	5.30%		3/15/2018	4,740	4,916,932
Citibank Credit Card Issuance Trust 2012-A1	0.55%		10/10/2017	9,340	9,341,382
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	8,457	8,519,527
Discover Card Execution Note Trust 2012-B3	0.636%	#	5/15/2018	2,850	2,849,269

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Synchrony Credit Card Master Note Trust 2011-2 A	0.666%	#	5/15/2019	$5,890	$5,901,141
Synchrony Credit Card Master Note Trust 2012-4 A	0.486%	#	6/15/2018	1,985	1,985,084
Synchrony Credit Card Master Note Trust 2012-5 A	0.95%		6/15/2018	8,775	8,776,623
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	6,045	6,056,510
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	950	951,477
World Financial Network Credit Card Master Trust 2014-A	0.566%	#	12/15/2019	5,470	5,474,568
Total					128,802,020

Home Equity 0.15%
Home Equity Asset Trust 2006-7 2A2	0.291%	#	1/25/2037	618	615,582
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	1,876	1,847,627
Option One Mortgage Loan Trust 2005-1 A4	0.981%	#	2/25/2035	1,262	1,241,489
Total					3,704,698

Other 6.60%
ALM XIV Ltd. 2014-14A A1†	1.686%	#	7/28/2026	2,500	2,495,617
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.496%	#	4/16/2021	1,578	1,561,339
Avenue CLO VI Ltd. 2007-6A A2†	0.624%	#	7/17/2019	1,000	992,825
BlueMountain CLO Ltd. 2014-3A A1†	1.727%	#	10/15/2026	3,500	3,490,682
Carlyle Global Market Strategies 2015-2A A1†	1.744%	#	4/27/2027	5,500	5,482,973
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.752%	#	10/15/2026	4,000	4,005,297
Cedar Funding IV CLO Ltd. 2014-4A A1†	1.744%	#	10/23/2026	2,570	2,570,019
CIFC Funding II Ltd. 2014-2A A1L†	1.762%	#	5/24/2026	5,800	5,802,365
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,430	2,429,514
Fore CLO Ltd. 2007-1A A2†	0.725%	#	7/20/2019	1,150	1,143,061
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.57%	#	12/20/2020	1,500	1,495,438
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733%	#	10/15/2026	6,000	5,981,228
GMF Floorplan Owner Revolving Trust 2015-1 A1†	1.65%		5/15/2020	3,602	3,608,518
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	2,219	2,222,473
Grayson CLO Ltd. 2006-1A A1A†	0.523%	#	11/1/2021	1,345	1,327,884
Harch CLO III Ltd. 2007-1A B†	0.679%	#	4/17/2020	1,000	991,469
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,500	1,492,717

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	$1,300	$1,293,677
HLSS Servicer Advance Receivables Backed Notes 2013-T7 CT7†	2.526%		11/15/2046	1,825	1,821,624
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	6,220	6,220,221
HLSS Servicer Advance Receivables Trust 2012-T2 B2†	2.48%		10/15/2045	1,090	1,090,117
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	2,425	2,422,974
HLSS Servicer Advance Receivables Trust 2013-T1 B3†	2.734%		1/15/2048	1,250	1,248,993
Jackson Mill CLO Ltd. 2015-1A A†	1.814%	#	4/15/2027	8,300	8,324,070
JFIN Revolver CLO Ltd. 2013-1A A†	1.525%	#	1/20/2021	1,670	1,671,506
JFIN Revolver CLO Ltd. 2014-2A A2†	1.576%	#	2/20/2022	4,000	3,982,500
JFIN Revolver CLO Ltd. 2015-3A A1†	1.775%	#	4/20/2023	6,000	5,995,976
KKR Financial CLO Ltd. 2007-1A A†	0.624%	#	5/15/2021	1,548	1,541,024
KKR Financial CLO Ltd. 2007-1A B†	1.024%	#	5/15/2021	1,000	979,954
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	3,130	3,136,072
Madison Park Funding IX Ltd. 2012-9AR B1R†	2.15%	#	8/15/2022	2,500	2,501,696
Marathon CLO IV Ltd. 2012-4A A1†	1.666%	#	5/20/2023	7,000	6,996,357
Morgan Stanley Capital I, Inc. 2006-HE1 A3	0.361%	#	1/25/2036	134	134,379
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	2,150	2,141,105
NZCG Funding Ltd. 2015-2A A1†	1.812%	#	4/27/2027	4,670	4,659,508
Oaktree CLO Ltd. 2014-2A A1A†	1.805%	#	10/20/2026	4,000	3,996,926
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773%	#	4/15/2026	3,378	3,384,803
OZLM VIII Ltd. 2014-8A A1A†	1.714%	#	10/17/2026	3,010	3,005,806
Shackleton CLO Ltd. 2014-5A A†	1.776%	#	5/7/2026	3,400	3,404,095
SLM Private Education Loan Trust 2010-A 2A†	3.436%	#	5/16/2044	2,635	2,787,824
SLM Private Education Loan Trust 2011-B A1†	1.036%	#	12/16/2024	4,096	4,106,751
SLM Private Education Loan Trust 2012-A A1†	1.586%	#	8/15/2025	742	748,624
SLM Private Education Loan Trust 2012-C A1†	1.286%	#	8/15/2023	5,019	5,040,789
SLM Private Education Loan Trust 2012-E A1†	0.936%	#	10/16/2023	4,936	4,948,170
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.594%	#	4/17/2021	1,500	1,469,373
Treman Park CLO LLC 2015-1A A†	1.761%	#	4/20/2027	2,000	1,997,737
Tryon Park CLO Ltd. 2013-1A A1†	1.395%	#	7/15/2025	5,000	4,920,587
Venture XI CLO Ltd. 2012-11AR BR†	2.225%	#	11/14/2022	6,500	6,500,000
Venture XVI CLO Ltd. 2014-16A A1L†	1.753%	#	4/15/2026	6,236	6,225,988

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Venture XVIII CLO Ltd. 2014-18A A†	1.703%	#	10/15/2026	$2,250	$2,240,892
Voya CLO Ltd. 2015-1A A1†	1.755%	#	4/18/2027	3,000	2,974,233
Westchester CLO Ltd. 2007-1A A1A†	0.503%	#	8/1/2022	1,498	1,487,294
Total					162,495,064
Total Asset-Backed Securities (cost $516,186,005)					516,598,287

CONVERTIBLE BONDS 0.00%

Oil
Oleo e Gas Participacoes SA (Brazil)(b)(c)	10.00%		6/1/2016	BRL 17	6,890
Oleo e Gas Participacoes SA (Brazil)(b)(c)	10.00%		6/1/2016	BRL 22	8,672
Total Convertible Bonds (cost $123,390)					15,562

CORPORATE BONDS 32.06%

Air Transportation 0.07%
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		7/15/2020	$1,775	1,850,122

Apparel 0.11%
PVH Corp.	7.75%		11/15/2023	2,290	2,713,650

Auto Parts: Original Equipment 0.16%
Hertz Corp. (The)	6.25%		10/15/2022	1,500	1,548,750
Hertz Corp. (The)	7.375%		1/15/2021	969	1,018,661
International Automotive Components Group SA (Luxembourg)†(d)	9.125%		6/1/2018	1,446	1,496,610
Total					4,064,021

Automotive 0.27%
Ford Motor Co.	6.375%		2/1/2029	1,489	1,828,781
Ford Motor Co.	6.625%		10/1/2028	1,679	2,109,533
Ford Motor Co.	7.45%		7/16/2031	2,044	2,669,717
Total					6,608,031

Banks: Money Center 0.27%
Barclays plc (United Kingdom)(d)	3.65%		3/16/2025	5,425	5,321,404
BBVA Banco Continental SA (Peru)†(d)	5.25%		9/22/2029	1,100	1,132,450
Zions Bancorporation	4.50%		6/13/2023	149	156,230
Total					6,610,084

Banks: Regional 2.57%
Citigroup, Inc.	5.50%		9/13/2025	10,682	11,933,129
Goldman Sachs Group, Inc. (The)	3.75%		5/22/2025	4,530	4,575,481

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	$3,352	$3,881,096
HBOS plc (United Kingdom)†(d)	6.00%	11/1/2033	2,550	2,884,119
Itau Unibanco Holding SA†	5.50%	8/6/2022	600	613,500
JPMorgan Chase & Co.	3.875%	9/10/2024	15,542	15,659,793
Lloyds Bank plc (United Kingdom)†(d)	6.50%	9/14/2020	2,139	2,512,908
Macquarie Bank Ltd. (Australia)†(d)	6.625%	4/7/2021	4,275	5,013,746
Morgan Stanley	4.10%	5/22/2023	631	649,298
Morgan Stanley	4.35%	9/8/2026	4,288	4,371,367
Morgan Stanley	5.00%	11/24/2025	334	361,555
Wells Fargo & Co.	4.10%	6/3/2026	10,430	10,778,685
Total				63,234,677

Beverages 0.26%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)†(d)	3.375%	11/1/2022	1,500	1,350,180
Central American Bottling Corp. (Guatemala)†(d)	6.75%	2/9/2022	4,671	4,986,292
Total				6,336,472

Biotechnology Research & Production 0.40%
Amgen, Inc.	6.40%	2/1/2039	8,000	9,809,088

Broadcasting 0.48%
21st Century Fox America, Inc.	6.20%	12/15/2034	1,560	1,895,001
21st Century Fox America, Inc.	6.90%	8/15/2039	3,664	4,812,587
Cox Communications, Inc.†	8.375%	3/1/2039	3,781	5,074,631
Total				11,782,219

Brokers 0.29%
Jefferies Group LLC	6.875%	4/15/2021	6,161	7,124,272

Building Materials 0.10%
Cementos Pacasmayo SAA (Peru)†(d)	4.50%	2/8/2023	1,918	1,860,843
Owens Corning	9.00%	6/15/2019	319	384,170
Votorantim Cimentos SA (Brazil)†(d)	7.25%	4/5/2041	100	103,100
Total				2,348,113

Business Services 0.26%
Expedia, Inc.	4.50%	8/15/2024	4,926	5,049,367
Expedia, Inc.	5.95%	8/15/2020	847	952,356
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	400	410,000
Total				6,411,723

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable Services 0.50%
Comcast Corp.	4.40%	8/15/2035	$1,719	$1,771,514
Time Warner Cable, Inc.	7.30%	7/1/2038	9,023	10,551,352
Total				12,322,866

Chemicals 0.80%
Alfa SAB de CV (Mexico)†(d)	5.25%	3/25/2024	2,700	2,848,500
Grupo Idesa SA de CV (Mexico)†(d)	7.875%	12/18/2020	2,400	2,520,000
Israel Chemicals Ltd. (Israel)†(d)	4.50%	12/2/2024	2,325	2,402,655
Methanex Corp. (Canada)(d)	5.25%	3/1/2022	1,358	1,477,746
Mexichem SAB de CV (Mexico)†(d)	4.875%	9/19/2022	1,364	1,437,656
Montell Finance Co. BV (Netherlands)†(d)	8.10%	3/15/2027	3,956	5,379,515
NewMarket Corp.	4.10%	12/15/2022	2,071	2,128,926
OCP SA (Morocco)†(d)	6.875%	4/25/2044	1,395	1,522,573
Total				19,717,571

Communications Equipment 0.03%
Harris Corp.	4.854%	4/27/2035	809	800,068

Communications Services 0.06%
CenturyLink, Inc.	6.875%	1/15/2028	1,425	1,439,250

Communications Technology 0.14%
Motorola Solutions, Inc.	3.75%	5/15/2022	3,529	3,532,480

Computer Hardware 0.07%
Dell, Inc.	7.10%	4/15/2028	1,605	1,761,488

Computer Software 0.09%
First Data Corp.†	7.375%	6/15/2019	422	439,935
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,795	1,871,287
Total				2,311,222

Construction/Homebuilding 0.07%
Odebrecht Finance Ltd.†	5.25%	6/27/2029	1,200	1,062,840
Odebrecht Finance Ltd.†	7.125%	6/26/2042	689	638,186
Total				1,701,026

Consumer Products 0.11%
Tupperware Brands Corp.	4.75%	6/1/2021	2,609	2,793,015

Containers 0.31%
Coveris Holdings SA (Luxembourg)†(d)	7.875%	11/1/2019	1,450	1,489,875

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers (continued)
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	$3,613	$3,576,870
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	2,450	2,502,062
Total				7,568,807

Copper 0.05%
Southern Copper Corp. (Mexico)(d)	3.875%	4/23/2025	400	392,408
Southern Copper Corp. (Mexico)(d)	5.875%	4/23/2045	794	778,438
Total				1,170,846

Data Product, Equipment & Communications 0.24%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	5,520	5,829,744

Diversified 0.20%
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	3,793	3,845,154
Hutchison Whampoa International 14 Ltd. (Hong Kong)†(d)	3.625%	10/31/2024	1,100	1,123,166
Total				4,968,320

Drugs 0.36%
Actavis Funding SCS (Luxembourg)(d)	4.55%	3/15/2035	2,525	2,511,330
Express Scripts Holding Co.	6.125%	11/15/2041	4,528	5,551,101
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	716	750,905
Total				8,813,336

Electric: Power 1.15%
AES El Salvador Trust II†	6.75%	3/28/2023	1,060	1,022,900
Appalachian Power Co.	7.00%	4/1/2038	3,000	3,973,995
CEZ AS (Czech Republic)†(d)	4.25%	4/3/2022	1,500	1,597,323
E.CL SA (Chile)†(d)	4.50%	1/29/2025	1,420	1,477,291
Empresa Electrica Guacolda SA (Chile)†(d)	4.56%	4/30/2025	200	198,392
Entergy Corp.	5.125%	9/15/2020	4,389	4,838,034
Exelon Generation Co. LLC	6.25%	10/1/2039	2,444	2,861,856
Lamar Funding Ltd.†	3.958%	5/7/2025	2,250	2,261,250
PPL Energy Supply LLC	4.60%	12/15/2021	648	613,133
PPL WEM Holdings Ltd. (United Kingdom)†(d)	5.375%	5/1/2021	4,325	4,896,458
Red Oak Power LLC	8.54%	11/30/2019	1,041	1,114,372
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,800	3,500,512
Total				28,355,516

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.10%
PerkinElmer, Inc.	5.00%	11/15/2021	$2,201	$2,453,127

Electronics: Semi-Conductors/Components 0.16%
KLA-Tencor Corp.	4.65%	11/1/2024	3,769	3,867,537

Energy Equipment & Services 0.52%
Cameron International Corp.	7.00%	7/15/2038	551	654,992
Energy Transfer Partners LP	6.625%	10/15/2036	1,110	1,229,757
Energy Transfer Partners LP	7.50%	7/1/2038	3,426	4,165,828
Energy Transfer Partners LP	9.00%	4/15/2019	2,055	2,525,157
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,207,892
Total				12,783,626

Engineering & Contracting Services 0.16%
China Railway Resources Huitung Ltd. (Hong Kong)(d)	3.85%	2/5/2023	3,926	4,011,834

Entertainment 0.22%
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	1,607	1,672,284
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	854	900,970
Viacom, Inc.	6.875%	4/30/2036	2,484	2,911,482
Total				5,484,736

Financial Services 2.55%
Air Lease Corp.	3.875%	4/1/2021	1,150	1,187,375
Air Lease Corp.	4.25%	9/15/2024	3,180	3,227,700
Bank of America Corp.	4.20%	8/26/2024	10,058	10,237,344
Bank of America Corp.	4.25%	10/22/2026	1,950	1,967,168
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	2,729	2,838,820
General Electric Capital Corp.	6.75%	3/15/2032	14,847	20,040,540
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	1,210	1,267,475
Lender Processing Services, Inc.	5.75%	4/15/2023	3,579	3,811,635
MU Finance plc (United Kingdom)†(d)	8.375%	2/1/2017	1,541	1,581,561
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,249	2,426,109
Santander UK plc (United Kingdom)(d)	7.95%	10/26/2029	4,454	5,807,397
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	4,325	4,725,465
SUAM Finance BV (Curacao)†(d)	4.875%	4/17/2024	2,562	2,670,629
Western Union Co. (The)	3.35%	5/22/2019	903	929,268
Total				62,718,486

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous 0.21%
Banque Centrale de Tunisie SA (Tunisia)†(d)	5.75%	1/30/2025	$3,200	$3,312,000
Wells Fargo Bank NA	5.85%	2/1/2037	1,422	1,761,306
Total				5,073,306

Food 0.53%
Flowers Foods, Inc.	4.375%	4/1/2022	830	879,788
Gruma SAB de CV (Mexico)†(d)	4.875%	12/1/2024	1,100	1,163,250
H.J. Heinz Finance Co.	6.75%	3/15/2032	747	900,135
JM Smucker Co. (The)†	4.25%	3/15/2035	2,645	2,578,677
Kraft Foods Group, Inc.	6.875%	1/26/2039	3,100	3,867,371
US Foods, Inc.	8.50%	6/30/2019	3,437	3,600,257
Total				12,989,478

Gaming 0.36%
Activision Blizzard, Inc.†	6.125%	9/15/2023	3,813	4,213,365
CCM Merger, Inc.†	9.125%	5/1/2019	979	1,067,110
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,898	1,909,862
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	1,697	1,777,608
Total				8,967,945

Health Care 0.17%
Zoetis, Inc.	3.25%	2/1/2023	4,350	4,271,091

Health Care Products 0.70%
Forest Laboratories, Inc.†	4.375%	2/1/2019	6,793	7,256,853
Forest Laboratories, Inc.†	5.00%	12/15/2021	6,978	7,669,869
Zimmer Holdings, Inc.	4.25%	8/15/2035	2,431	2,369,316
Total				17,296,038

Health Care Services 0.64%
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	1,000	1,020,000
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	5,955	6,490,950
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	2,338	2,450,516
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	647	676,937
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,853	3,045,578
Senior Housing Properties Trust	6.75%	12/15/2021	1,885	2,182,907
Total				15,866,888

Household Equipment/Products 0.02%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(d)	4.25%	5/9/2020	625	617,989

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.58%
CNO Financial Group, Inc.†	6.375%	10/1/2020	$1,526	$1,628,166
Markel Corp.	7.125%	9/30/2019	2,886	3,408,095
Symetra Financial Corp.†	6.125%	4/1/2016	1,574	1,626,809
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,296	4,613,053
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,948,445
Total				14,224,568

Investment Management Companies 0.02%
Lazard Group LLC	6.85%	6/15/2017	379	415,868

Jewelry, Watches & Gemstones 0.01%
ALROSA Finance SA (Luxembourg)†(d)	7.75%	11/3/2020	200	211,000

Leasing 0.43%
Aviation Capital Group Corp.†	6.75%	4/6/2021	2,937	3,407,082
Aviation Capital Group Corp.†	7.125%	10/15/2020	6,167	7,230,135
Total				10,637,217

Leisure 0.38%
Carnival plc (United Kingdom)(d)	7.875%	6/1/2027	3,957	5,070,765
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	3,739	4,374,630
Total				9,445,395

Lodging 0.83%
Host Hotels & Resorts LP	3.75%	10/15/2023	1,570	1,574,719
Host Hotels & Resorts LP	4.00%	6/15/2025	1,310	1,340,256
Host Hotels & Resorts LP	5.25%	3/15/2022	8,532	9,419,448
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,333	3,879,355
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	3,250	3,123,370
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,220	1,171,200
Total				20,508,348

Machinery: Agricultural 0.64%
Imperial Tobacco Finance plc (United Kingdom)†(d)	3.50%	2/11/2023	1,285	1,285,233
Lorillard Tobacco Co.	6.875%	5/1/2020	3,086	3,630,623
Lorillard Tobacco Co.	8.125%	6/23/2019	1,653	2,007,013
Lorillard Tobacco Co.	8.125%	5/1/2040	1,400	1,893,609
MHP SA (Ukraine)†(d)	8.25%	4/2/2020	2,915	2,492,325
Viterra, Inc. (Canada)†(d)	5.95%	8/1/2020	4,048	4,539,929
Total				15,848,732

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.04%
Honghua Group Ltd. (China)†(d)	7.45%	9/25/2019	$1,300	$871,000

Manufacturing 0.16%
Hillenbrand, Inc.	5.50%	7/15/2020	778	849,362
Trinity Industries, Inc.	4.55%	10/1/2024	3,206	3,142,149
Total				3,991,511

Media 0.73%
Discovery Communications LLC	6.35%	6/1/2040	3,195	3,660,901
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%	4/11/2022	3,825	3,987,563
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(d)	5.307%	5/11/2022	3,550	3,718,625
Time Warner, Inc.	7.625%	4/15/2031	4,829	6,486,274
Videotron Ltd. (Canada)(d)	9.125%	4/15/2018	212	216,240
Total				18,069,603

Metals & Minerals: Miscellaneous 0.29%
Barrick Gold Corp. (Canada)(d)	4.10%	5/1/2023	1,543	1,531,964
Barrick International Barbados Corp. (Barbados)†(d)	6.35%	10/15/2036	1,225	1,263,946
Fresnillo plc (Mexico)†(d)	5.50%	11/13/2023	1,600	1,732,000
Goldcorp, Inc. (Canada)(d)	5.45%	6/9/2044	1,466	1,458,779
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	1,003	1,009,269
New Gold, Inc. (Canada)†(d)	7.00%	4/15/2020	69	72,278
Total				7,068,236

Natural Gas 0.86%
Bill Barrett Corp.	7.625%	10/1/2019	3,408	3,271,680
Fermaca Enterprises S de RL de CV (Mexico)†(d)	6.375%	3/30/2038	2,581	2,733,397
GNL Quintero SA (Chile)†(d)	4.634%	7/31/2029	1,650	1,694,354
Kinder Morgan, Inc.	7.75%	1/15/2032	1,775	2,101,502
Kinder Morgan, Inc.	7.80%	8/1/2031	1,250	1,470,357
Kinder Morgan, Inc.	8.05%	10/15/2030	548	662,693
SourceGas LLC†	5.90%	4/1/2017	3,984	4,237,024
Southern Star Central Corp.†	5.125%	7/15/2022	1,500	1,575,000
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	2,015	2,515,204
Transportadora de Gas del Peru SA (Peru)†(d)	4.25%	4/30/2028	800	808,000
Total				21,069,211

Oil 1.31%
Afren plc (United Kingdom)†(b)(d)	10.25%	4/8/2019	2,600	1,157,000
Canadian Oil Sands Ltd. (Canada)†(d)	7.75%	5/15/2019	2,047	2,250,730

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Canadian Oil Sands Ltd. (Canada)†(d)	7.90%	9/1/2021	$876	$977,208
Chaparral Energy, Inc.	8.25%	9/1/2021	1,340	1,092,100
Delek & Avner Tamar Bond Ltd. (Israel)†(d)	5.082%	12/30/2023	800	820,000
Ecopetrol SA (Colombia)(d)	5.875%	5/28/2045	762	708,279
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(d)	7.50%	2/11/2020	1,885	1,687,075
Halliburton Co.	6.70%	9/15/2038	613	798,469
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,068	2,166,230
KazMunayGas National Co. JSC (Kazakhstan)†(d)	4.875%	5/7/2025	300	277,050
Kunlun Energy Co., Ltd. (Hong Kong)†(d)	3.75%	5/13/2025	2,400	2,387,280
LUKOIL International Finance BV (Netherlands)†(d)	6.656%	6/7/2022	500	528,750
MEG Energy Corp. (Canada)†(d)	6.50%	3/15/2021	650	633,750
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	1,668	1,617,960
Petroleos de Venezuela SA (Venezuela)(d)	5.25%	4/12/2017	2,771	1,508,809
Petroleos de Venezuela SA (Venezuela)†(d)	6.00%	11/15/2026	1,268	478,670
Petroleos de Venezuela SA (Venezuela)†(d)	8.50%	11/2/2017	1,406	1,045,712
Petroleos Mexicanos (Mexico)†(d)	4.25%	1/15/2025	380	378,860
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(d)	9.75%	8/14/2019	1,000	1,180,500
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	3,387	3,339,870
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,244	1,299,980
Valero Energy Corp.	10.50%	3/15/2039	1,622	2,618,524
Whiting Canadian Holding Co. ULC	8.125%	12/1/2019	3,139	3,343,035
Total				32,295,841

Oil: Crude Producers 1.43%
Apache Corp.	6.00%	1/15/2037	2,116	2,419,015
Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	3,116	3,144,306
Enbridge Energy Partners LP	9.875%	3/1/2019	3,221	4,030,160
Enterprise Products Operating LLC	7.55%	4/15/2038	3,519	4,708,865
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,269,063
Kerr-McGee Corp.	7.875%	9/15/2031	2,702	3,646,544
OGX Austria GmbH (Austria)†(b)(d)	8.50%	6/1/2018	1,730	10,382
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	325	359,125
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	3,240	3,555,900
Ruby Pipeline LLC†	6.00%	4/1/2022	3,557	3,928,628

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	$2,960	$3,130,200
Southeast Supply Header LLC†	4.25%	6/15/2024	1,554	1,563,472
Transportadora de Gas Internacional SA ESP (Colombia)†(d)	5.70%	3/20/2022	3,150	3,373,650
Total				35,139,310

Oil: Integrated Domestic 0.57%
Freeport-McMoran Oil & Gas LLC/
FCX Oil & Gas, Inc.	6.75%	2/1/2022	3,963	4,230,502
Kinder Morgan Energy Partners LP	5.40%	9/1/2044	3,050	2,936,400
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	775	892,897
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	1,500	1,802,490
Rowan Cos., Inc.	7.875%	8/1/2019	3,679	4,153,374
Total				14,015,663

Oil: Integrated International 0.77%
Eni SpA (Italy)†(d)	5.70%	10/1/2040	8,032	8,609,083
Petrobras Global Finance BV (Netherlands)(d)	4.375%	5/20/2023	2,026	1,813,270
Petroleos Mexicanos (Mexico)(d)	5.50%	6/27/2044	250	244,750
Weatherford International Ltd.	9.875%	3/1/2039	4,251	5,096,048
YPF SA (Argentina)†(d)	8.50%	7/28/2025	3,147	3,224,731
Total				18,987,882

Paper & Forest Products 0.55%
Georgia-Pacific LLC	8.875%	5/15/2031	7,392	10,966,468
Mercer International, Inc. (Canada)(d)	7.75%	12/1/2022	2,400	2,598,000
Total				13,564,468

Real Estate Investment Trusts 1.55%
American Tower Corp.	4.00%	6/1/2025	4,622	4,604,127
ARC Properties Operating Partnership LP	3.00%	2/6/2019	9,042	8,725,530
CBRE Services, Inc.	5.25%	3/15/2025	568	609,180
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	3,150	3,147,723
China South City Holdings Ltd. (Hong Kong)(d)	8.25%	1/29/2019	1,160	1,133,900
EPR Properties	5.25%	7/15/2023	4,325	4,612,612
EPR Properties	7.75%	7/15/2020	3,304	3,974,639
Fibra Uno Trust (Mexico)†(d)	5.25%	12/15/2024	650	690,625
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	3,966	4,463,709
Hospitality Properties Trust	4.65%	3/15/2024	1,218	1,238,499
Hospitality Properties Trust	5.00%	8/15/2022	1,250	1,326,439

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Iron Mountain, Inc.	6.00%	8/15/2023	$2,525	$2,685,969
Iron Mountain, Inc.	8.375%	8/15/2021	364	379,834
Kilroy Realty LP	6.625%	6/1/2020	517	605,833
Total				38,198,619

Retail 0.88%
Amazon.com, Inc.	4.80%	12/5/2034	12,269	12,749,515
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	4,023	3,469,838
DBP Holding Corp.†	7.75%	10/15/2020	838	735,345
Pacific Emerald Pte Ltd. (Singapore)(d)	9.75%	7/25/2018	775	826,344
QVC, Inc.	5.125%	7/2/2022	1,411	1,482,525
SACI Falabella (Chile)†(d)	4.375%	1/27/2025	700	719,191
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	1,606	1,595,583
Total				21,578,341

Savings & Loan 0.20%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	4,444	4,974,711

Steel 0.40%
Allegheny Technologies, Inc.	6.375%	8/15/2023	4,723	4,959,008
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,085	4,871,363
Total				9,830,371

Technology 0.65%
Alibaba Group Holding Ltd. (China)†(d)	3.60%	11/28/2024	6,600	6,525,836
Tencent Holdings Ltd. (China)†(d)	3.375%	5/2/2019	3,500	3,612,903
VeriSign, Inc.	4.625%	5/1/2023	5,953	5,908,352
Total				16,047,091

Telecommunications 1.90%
AT&T, Inc.	4.50%	5/15/2035	2,051	1,950,606
AT&T, Inc.	6.30%	1/15/2038	1,415	1,618,140
AT&T, Inc.	6.50%	9/1/2037	6,041	7,067,293
Bharti Airtel International Netherlands BV (Netherlands)†(d)	5.35%	5/20/2024	2,389	2,625,511
Consolidated Communications, Inc.	10.875%	6/1/2020	1,845	2,073,319
Digicel Group Ltd. (Jamaica)†(d)	7.125%	4/1/2022	1,000	975,000
Frontier Communications Corp.	9.25%	7/1/2021	4,767	5,237,741
GTE Corp.	6.94%	4/15/2028	9,758	12,331,438
Millicom International Cellular SA (Luxembourg)†(d)	4.75%	5/22/2020	2,500	2,493,850

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications (continued)
MTN Mauritius Investments Ltd. (Mauritius)†(d)	4.755%	11/11/2024		$1,865	$1,906,963
T-Mobile USA, Inc.	6.464%	4/28/2019		2,822	2,922,534
Turk Telekomunikasyon AS (Turkey)†(d)	4.875%	6/19/2024		3,400	3,404,284
Verizon Communications, Inc.	5.85%	9/15/2035		1,856	2,097,256
Total					46,703,935

Textiles Products 0.10%
Mohawk Industries, Inc.	6.125%	1/15/2016		2,403	2,477,000

Tobacco 0.22%
Altria Group, Inc.	9.95%	11/10/2038		3,207	5,374,906

Transportation: Miscellaneous 0.06%
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(d)	5.875%	8/12/2020		1,500	1,603,425

Utilities 0.59%
Aquarion Co.†	4.00%	8/15/2024		4,241	4,270,577
Origin Energy Finance Ltd. (Australia)†(d)	3.50%	10/9/2018		1,500	1,538,280
Public Service Co. of New Mexico	7.95%	5/15/2018		2,283	2,672,617
Williams Cos., Inc. (The)	8.75%	3/15/2032		4,707	6,062,917
Total					14,544,391

Utilities: Electrical 0.15%
Tennessee Valley Authority	3.50%	12/15/2042		3,740	3,661,247
Total Corporate Bonds (cost $785,179,526)					789,737,998

FLOATING RATE LOAN(e) 0.08%

Gaming
Seminole Tribe of Florida Initial Term Loan (cost $1,880,815)	3.00%	4/29/2020		1,885	1,887,759

FOREIGN BONDS(c) 0.11%

Brazil 0.03%
BRF SA†	7.75%	5/22/2018	BRL	2,500	660,327

Mexico 0.08%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	1,983,492
Total Foreign Bonds (cost $3,748,146)					2,643,819

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 4.36%

Argentina 0.15%
City of Buenos Aires†(d)	9.95%	3/1/2017	$800	$832,000
Provincia de Neuquen†(d)	7.875%	4/26/2021	365	370,475
Republic of Argentina(b)(d)	8.28%	12/31/2033	620	621,250
Republic of Argentina(d)	8.75%	5/7/2024	1,870	1,833,367
Total				3,657,092

Bahamas 0.09%
Commonwealth of Bahamas†(d)	6.95%	11/20/2029	1,943	2,307,313

Bermuda 0.20%
Bermuda Government†	5.603%	7/20/2020	4,450	4,984,000

Brazil 0.16%
Federal Republic of Brazil(d)	4.25%	1/7/2025	1,000	985,250
Federal Republic of Brazil(d)	5.00%	1/27/2045	1,000	932,500
Federal Republic of Brazil†(d)	5.333%	2/15/2028	2,000	1,950,000
Total				3,867,750

Cayman Islands 0.04%
Cayman Islands Government†	5.95%	11/24/2019	800	922,000

Chile 0.03%
Republic of Chile(d)	3.125%	3/27/2025	713	730,825

Colombia 0.07%
Republic of Colombia(d)	4.00%	2/26/2024	1,758	1,793,160

Dominican Republic 0.27%
Dominican Republic†(d)	5.50%	1/27/2025	3,195	3,258,900
Dominican Republic†(d)	6.60%	1/28/2024	800	874,000
Dominican Republic†(d)	6.85%	1/27/2045	1,550	1,612,000
Dominican Republic†(d)	9.04%	1/23/2018	942	1,017,046
Total				6,761,946

El Salvador 0.08%
Republic of El Salvador†(d)	6.375%	1/18/2027	1,984	1,976,560

Ethiopia 0.03%
Federal Republic of Ethiopia†(d)	6.625%	12/11/2024	800	810,000

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gabon 0.02%
Republic of Gabon†(d)	6.375%	12/12/2024	$400	$397,600

Ghana 0.12%
Republic of Ghana†(d)	7.875%	8/7/2023	3,100	2,935,173

Honduras 0.16%
Honduras Government†(d)	7.50%	3/15/2024	3,626	3,970,470

Hungary 0.13%
Republic of Hungary(d)	5.375%	3/25/2024	2,946	3,272,122

Indonesia 0.36%
Perusahaan Penerbit SBSN†(d)	3.30%	11/21/2022	2,150	2,085,500
Perusahaan Penerbit SBSN†(d)	4.00%	11/21/2018	1,700	1,787,125
Perusahaan Penerbit SBSN†(d)	4.325%	5/28/2025	2,275	2,276,137
Republic of Indonesia†(d)	5.875%	1/15/2024	670	755,425
Republic of Indonesia†(d)	6.75%	1/15/2044	1,580	1,919,700
Total				8,823,887

Ivory Coast 0.05%
Ivory Coast Bond†(d)	6.375%	3/3/2028	1,175	1,177,938

Kazakhstan 0.04%
Republic of Kazakhstan†(d)	4.875%	10/14/2044	1,000	900,000

Latvia 0.10%
Republic of Latvia†(d)	5.25%	6/16/2021	2,047	2,354,050

Lithuania 0.20%
Republic of Lithuania†(d)	7.375%	2/11/2020	4,078	4,970,062

Mexico 0.26%
United Mexican States(d)	4.00%	10/2/2023	4,421	4,619,945
United Mexican States(d)	5.55%	1/21/2045	1,214	1,368,785
United Mexican States(d)	5.95%	3/19/2019	400	454,400
Total				6,443,130

Panama 0.11%
Republic of Panama(d)	4.00%	9/22/2024	2,250	2,317,500
Republic of Panama(d)	4.30%	4/29/2053	550	506,688
Total				2,824,188

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paraguay 0.18%
Republic of Paraguay†(d)	4.625%	1/25/2023	$3,150	$3,244,500
Republic of Paraguay†(d)	6.10%	8/11/2044	1,170	1,263,600
Total				4,508,100

Philippines 0.23%
Republic of Philippines(d)	3.95%	1/20/2040	2,400	2,514,000
Republic of Philippines(d)	7.50%	9/25/2024	1,979	2,646,912
Republic of Philippines(d)	9.50%	10/21/2024	300	455,058
Total				5,615,970

Poland 0.09%
Republic of Poland(d)	4.00%	1/22/2024	2,120	2,276,562

Romania 0.02%
Republic of Romania†(d)	6.125%	1/22/2044	320	390,304

Russia 0.12%
Russia Eurobonds†(d)	4.875%	9/16/2023	2,900	2,885,500

Slovenia 0.11%
Republic of Slovenia†(d)	5.25%	2/18/2024	2,456	2,778,664

South Africa 0.11%
Republic of South Africa(d)	4.665%	1/17/2024	1,020	1,068,905
Republic of South Africa(d)	5.50%	3/9/2020	1,400	1,541,750
Total				2,610,655

Trinidad And Tobago 0.08%
Republic of Trinidad & Tobago†(d)	4.375%	1/16/2024	1,830	1,971,825

Turkey 0.46%
Republic of Turkey(d)	4.25%	4/14/2026	600	582,870
Republic of Turkey(d)	5.625%	3/30/2021	3,124	3,424,685
Republic of Turkey(d)	5.75%	3/22/2024	5,150	5,702,121
Republic of Turkey(d)	7.00%	6/5/2020	1,300	1,500,850
Total				11,210,526

Uruguay 0.15%
Republic of Uruguay(d)	4.50%	8/14/2024	2,757	2,956,882
Republic of Uruguay PIK(d)	7.875%	1/15/2033	590	826,000
Total				3,782,882

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Venezuela 0.04%
Republic of Venezuela(d)	9.375%		1/13/2034	$2,389	$971,129

Vietnam 0.10%
Socialist Republic of Vietnam†(d)	4.80%		11/19/2024	2,350	2,405,813
Total Foreign Government Obligations (cost $106,381,541)					107,287,196

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.95%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.38%	#	2/25/2032	18,532	3,657,697
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	644	648,513
Government National Mortgage Assoc. 2015-47 AE	2.90%	#	11/16/2055	9,740	9,947,073
Government National Mortgage Assoc. 2015-48 AS	2.90%	#	2/16/2049	7,490	7,633,726
Government National Mortgage Assoc. 2015-73 AC	2.90%		2/16/2053	1,400	1,432,238
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $23,175,272)					23,319,247

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 15.87%
Federal Home Loan Mortgage Corp.	2.158%	#	6/1/2043	10,272	10,511,784
Federal Home Loan Mortgage Corp.	3.103%	#	10/1/2044	10,590	11,014,317
Federal Home Loan Mortgage Corp.	3.161%	#	7/1/2044	2,950	3,072,168
Federal Home Loan Mortgage Corp.	4.00%		12/1/2044	9,513	10,333,454
Federal Home Loan Mortgage Corp.	5.00%		6/1/2026	4,633	4,995,507
Federal National Mortgage Assoc.	2.805%	#	11/1/2044	13,734	14,256,914
Federal National Mortgage Assoc. (f)	3.00%		TBA	65,320	67,020,916
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 5/1/2045	46,183	48,477,712
Federal National Mortgage Assoc.(f)	3.50%		TBA	33,500	34,919,818
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 11/1/2044	30,698	32,967,225
Federal National Mortgage Assoc.(f)	4.00%		TBA	13,140	14,032,855
Federal National Mortgage Assoc.	4.50%		4/1/2040 - 1/1/2043	73,663	80,272,686
Federal National Mortgage Assoc.(f)	4.50%		TBA	42,858	46,604,057
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 4/1/2036	10,965	12,465,493
Total Government Sponsored Enterprises Pass-Throughs (cost $388,904,892)					390,944,906

MUNICIPAL BONDS 0.34%

Electric Revenue Bonds 0.06%
American Municipal Power, Inc.	7.834%		2/15/2041	1,000	1,450,970

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Power 0.09%
Municipal Elec Auth of Georgia	7.055%		4/1/2057	$1,900	$2,176,488

Toll Roads 0.19%
Metropolitan Washington Arpt	7.462%		10/1/2046	2,170	2,999,570
North Texas Tollway Auth	8.91%		2/1/2030	1,475	1,783,201
Total					4,782,771
Total Municipal Bonds (cost $7,277,298)					8,410,229

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.57%
Bear Stearns ALT-A Trust 2004-8 1A	0.881%	#	9/25/2034	2,212	2,157,287
Citigroup Commercial Mortgage Trust 2014-GC25 B	4.345%		10/10/2047	1,070	1,142,928
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.534%	#	10/10/2047	1,215	1,262,926
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.189%	#	10/10/2047	50,626	997,585
Commercial Mortgage Pass Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	5,085	5,175,661
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	5,643	5,800,170
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.31%	#	8/10/2047	5,509	423,080
Commercial Mortgage Pass-Through Certificates 2014-UBS5 B	4.514%	#	9/10/2047	2,706	2,922,224
Extended Stay America Trust 2013-ESH5 A15†	1.278%		12/5/2031	1,059	1,051,937
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(d)	0.404%	#	12/20/2054	2,418	2,407,696
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,400	1,418,042
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.279%	#	4/15/2047	5,700	306,675
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.283%	#	4/15/2047	1,595	42,319
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 AS	4.065%		11/15/2047	2,000	2,153,136
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	516	507,095
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	547	537,722
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	1,672	1,478,071
MSCG Trust 2015-ALDR B†	3.577%	#	6/7/2035	1,875	1,897,874
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	943	905,792
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	1,240	1,246,342

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	$1,067	$1,068,473
UBS-BAMLL Trust 2012-WRM E†	4.238%	#	6/10/2030	3,905	3,772,173
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71%	#	3/18/2028	2,405	2,345,600
Wells Fargo Commercial Mortgage Trust 2013-LC12 C	4.301%	#	7/15/2046	4,894	5,093,590
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.301%	#	7/15/2046	5,195	5,054,158
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.277%	#	5/15/2048	2,070	1,852,393
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	3.719%		4/15/2050	2,653	2,690,931
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.228%	#	5/15/2047	11,281	818,594
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573%	#	5/15/2047	2,205	108,455
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.719%	#	10/15/2057	69,625	3,220,071
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#	10/15/2057	100,000	2,384,650
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%	#	11/15/2047	1,000	1,063,635
Total Non-Agency Commercial Mortgage-Backed Securities (cost $61,646,658)					63,307,285

U.S. TREASURY OBLIGATIONS 27.26%
U.S. Treasury Bond	2.50%		2/15/2045	89,294	82,792,325
U.S. Treasury Note	0.25%		4/15/2016	29,095	29,095,000
U.S. Treasury Note	0.625%		2/15/2017	138,141	138,346,001
U.S. Treasury Note	0.625%		8/31/2017	65,484	65,376,541
U.S. Treasury Note	1.25%		11/30/2018	136,583	137,223,301
U.S. Treasury Note	1.375%		4/30/2020	171,810	171,058,331
U.S. Treasury Note	1.75%		4/30/2022	11,273	11,206,061
U.S. Treasury Note	2.00%		4/30/2016	30,414	30,889,219
U.S. Treasury Note	2.125%		5/15/2025	5,509	5,525,786
Total U.S. Treasury Obligations (cost $669,219,377)					671,512,565
Total Long-Term Investments (cost $2,563,722,920)					2,575,664,853

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 3.40%

COMMERCIAL PAPER 0.10%

Health Care Products
Thermo Fisher Scientific, Inc. (cost $2,498,615)	Zero Coupon	6/22/2015	$2,500	$2,498,615

CORPORATE BOND 0.05%

Banks: Money Center
Zions Bancorporation (cost $1,271,596)	5.50%	11/16/2015	1,250	1,268,846

U.S. TREASURY OBLIGATION 0.46%
U.S. Treasury Note (cost $11,267,820)	2.125%	12/31/2015	11,146	11,274,001

REPURCHASE AGREEMENT 2.79%
Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with Fixed Income Clearing Corp. collateralized by $170,000 of U.S. Treasury Note at 0.375% due 10/31/2016; $47,270,000 of U.S. Treasury Note at 2.00% due 11/30/2020 and $18,980,000 of U.S. Treasury Note at 3.625% due 2/15/2021 value: $70,008,950; proceeds: $68,628,965 (cost $68,628,965)			68,629	68,628,965
Total Short-Term Investments (cost $83,666,996)				83,670,427
Total Investments in Securities 107.97% (cost $2,647,389,916)				2,659,335,280
Liabilities in Excess of Cash and Other Assets(g) (7.97%)				(196,412,209)
Net Assets 100.00%				$2,462,923,071

BRL	Brazilian real.
MXN	Mexican peso.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2015.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

(b)	Defaulted security.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2015.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Sell	Bank of America	8/12/2015	2,300,000	$ 735,407	$ 704,212	$31,195
euro	Sell	Morgan Stanley	8/13/2015	1,900,000	2,119,134	2,088,866	30,268
Mexican peso	Sell	J.P. Morgan	8/12/2015	30,900,000	2,028,698	1,996,398	32,300
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$93,763

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Bank of America	8/13/2015	1,900,000	$2,117,240	$2,088,866	$(28,374)

Open Futures Contracts at May 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2015	1,291	Long	$154,566,993	$471,768

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	September 2015	547	Short	$(69,845,063)	$(244,548)

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$516,598,287	$–	$516,598,287
Convertible Bonds	–	–	15,562	15,562
Corporate Bonds	–	791,006,844	–	791,006,844
Floating Rate Loan	–	1,887,759	–	1,887,759
Foreign Bonds	–	2,643,819	–	2,643,819
Foreign Government Obligations	–	107,287,196	–	107,287,196
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	23,319,247	–	23,319,247
Government Sponsored Enterprises Pass-Throughs	–	390,944,906	–	390,944,906
Municipal Bonds	–	8,410,229	–	8,410,229
Non-Agency Commercial Mortgage-Backed Securities	–	63,307,285	–	63,307,285
U.S. Treasury Obligations	–	682,786,566	–	682,786,566
Commercial Paper	–	2,498,615	–	2,498,615
Repurchase Agreement	–	68,628,965	–	68,628,965
Total	$–	$2,659,319,718	$15,562	$2,659,335,280
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$93,763	$–	$93,763
Liabilities	–	(28,374)	–	(28,374)
Futures Contracts
Assets	471,768	–	–	471,768
Liabilities	(244,548)	–	–	(244,548)
Total	$227,220	$65,389	$–	$292,609
(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2015.

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2015

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Convertible Bonds	Total Return Swap
Balance as of December 1, 2014	$–	$164,188
Accrued discounts/premiums	–	–
Realized gain (loss)	–	(43,517)
Change in unrealized appreciation/depreciation	(107,828)	–
Purchases	123,390	–
Sales	–	(120,671)
Net transfers in or out of Level 3	–	–
Balance as of May 31, 2015	$15,562	$–

See Notes to Financial Statements.	51

Statements of Assets and Liabilities (unaudited)

May 31, 2015

	Core Fixed Income Fund	Total Return Fund
ASSETS:
Investments in securities, at cost	$1,464,744,512	$2,647,389,916
Investments in securities, at fair value	$1,475,774,293	$2,659,335,280
Deposits with brokers for futures collateral	371,195	625,795
Cash	28,733	9,005
Receivables:
Interest and dividends	7,748,321	16,519,226
Investment securities sold	48,745,243	77,722,581
Capital shares sold	5,347,052	12,469,612
From advisor (See Note 3)	–	216,411
Variation margin	83,873	71,417
Unrealized appreciation on forward foreign currency exchange contracts	–	93,763
Prepaid expenses and other assets	96,787	129,073
Total assets	1,538,195,497	2,767,192,163
LIABILITIES:
Payables:
Investment securities purchased	199,226,163	293,731,268
Capital shares reacquired	1,695,415	3,603,890
12b-1 distribution plan	200,255	473,464
Trustees’ fees	94,928	158,419
Management fee	264,741	849,465
Fund administration	44,455	82,522
To affiliates (See Note 3)	14,028	–
Unrealized depreciation on forward foreign currency exchange contracts	–	28,374
Distributions payable	2,497,919	5,217,288
Accrued expenses	216,343	124,402
Total liabilities	204,254,247	304,269,092
NET ASSETS	$1,333,941,250	$2,462,923,071
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,323,074,908	$2,453,258,809
Distributions in excess of net investment income	(6,261,884)	(9,640,610)
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	5,948,465	7,069,202
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	11,179,761	12,235,670
Net Assets	$1,333,941,250	$2,462,923,071

52	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2015

	Core Fixed Income Fund	Total Return Fund

Net assets by class:
Class A Shares	$428,909,318	$1,200,222,030
Class B Shares	$6,200,992	$13,263,021
Class C Shares	$82,739,604	$201,678,106
Class F Shares	$375,567,895	$625,734,443
Class I Shares	$411,981,923	$296,665,025
Class P Shares	$11,693	$2,997,711
Class R2 Shares	$288,511	$6,551,983
Class R3 Shares	$28,241,314	$115,810,752
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	38,721,028	113,718,053
Class B Shares	561,499	1,258,280
Class C Shares	7,502,830	19,125,891
Class F Shares	33,912,311	59,294,427
Class I Shares	37,196,386	28,055,984
Class P Shares	1,052	282,695
Class R2 Shares	26,040	620,879
Class R3 Shares	2,549,222	10,976,034
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.08	$10.55
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.34	$10.79
Class B Shares-Net asset value	$11.04	$10.54
Class C Shares-Net asset value	$11.03	$10.54
Class F Shares-Net asset value	$11.07	$10.55
Class I Shares-Net asset value	$11.08	$10.57
Class P Shares-Net asset value	$11.12	$10.60
Class R2 Shares-Net asset value	$11.08	$10.55
Class R3 Shares-Net asset value	$11.08	$10.55

See Notes to Financial Statements.	53

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2015

	Core Fixed Income Fund	Total Return Fund
Investment income:
Interest and other	$13,892,741	$29,504,610
Total investment income	13,892,741	29,504,610
Expenses:
Management fee	2,825,309	4,646,606
12b-1 distribution plan-Class A	417,086	1,074,203
12b-1 distribution plan-Class B	32,959	72,710
12b-1 distribution plan-Class C	345,383	797,015
12b-1 distribution plan-Class F	181,110	287,677
12b-1 distribution plan-Class P	26	6,675
12b-1 distribution plan-Class R2	1,352	16,060
12b-1 distribution plan-Class R3	63,648	248,333
Shareholder servicing	695,438	1,202,258
Fund administration	257,599	445,821
Registration	74,123	101,668
Reports to shareholders	51,658	80,758
Professional	31,148	34,485
Trustees’ fees	19,199	30,321
Custody	13,541	19,331
Subsidy (See Note 3)	94,690	–
Other	33,490	48,465
Gross expenses	5,137,759	9,112,386
Expense reductions (See Note 9)	(519)	(1,026)
Management fee waived (See Note 3)	(1,287,997)	(1,332,373)
Net expenses	3,849,243	7,778,987
Net investment income	10,043,498	21,725,623
Net realized and unrealized gain (loss):
Net realized gain on investments	11,099,291	13,258,376
Net realized gain on futures contracts and foreign currency related transactions	381,711	1,410,634
Net change in unrealized appreciation/depreciation on investments	(9,398,861)	(16,215,378)
Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies	149,980	228,760
Net realized and unrealized gain (loss)	2,232,121	(1,317,608)
Net Increase in Net Assets Resulting From Operations	$12,275,619	$20,408,015

54	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Core Fixed Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2015 (unaudited)	For the Year Ended November 30, 2014
Operations:
Net investment income	$10,043,498	$17,452,365
Net realized gain on investments and futures contracts	11,481,002	31,966,176
Net change in unrealized appreciation/depreciation on investments and futures contracts	(9,248,881)	20,917,582
Net increase in net assets resulting from operations	12,275,619	70,336,123
Distributions to shareholders from:
Net investment income
Class A	(5,193,881)	(8,981,980)
Class B	(56,198)	(120,548)
Class C	(799,168)	(1,473,253)
Class F	(4,683,879)	(7,770,257)
Class I	(5,249,416)	(12,381,108)
Class P	(134)	(931)
Class R2	(4,746)	(20,119)
Class R3	(281,545)	(400,242)
Total distributions to shareholders	(16,268,967)	(31,148,438)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	241,972,737	428,505,500
Reinvestment of distributions	15,132,358	29,008,969
Cost of shares reacquired	(187,646,452)	(474,846,500)
Net increase (decrease) in net assets resulting from capital share transactions	69,458,643	(17,332,031)
Net increase in net assets	65,465,295	21,855,654
NET ASSETS:
Beginning of period	$1,268,475,955	$1,246,620,301
End of period	$1,333,941,250	$1,268,475,955
Distributions in excess of net investment income	$(6,261,884)	$(36,415)

See Notes to Financial Statements.	55

Statements of Changes in Net Assets (concluded)

Total Return Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2015 (unaudited)	For the Year Ended November 30, 2014
Operations:
Net investment income	$21,725,623	$31,817,855
Net realized gain on investments, futures contracts and foreign currency related transactions	14,669,010	34,360,880
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(15,986,618)	24,974,482
Net increase in net assets resulting from operations	20,408,015	91,153,217
Distributions to shareholders from:
Net investment income
Class A	(15,167,303)	(25,332,980)
Class B	(148,628)	(375,890)
Class C	(2,097,699)	(3,744,283)
Class F	(8,383,148)	(11,575,421)
Class I	(4,006,968)	(3,780,388)
Class P	(38,282)	(86,795)
Class R2	(65,222)	(90,353)
Class R3	(1,266,161)	(1,583,205)
Net realized gain
Class A	(5,315,553)	–
Class B	(86,750)	–
Class C	(1,018,385)	–
Class F	(2,965,830)	–
Class I	(1,241,901)	–
Class P	(16,476)	–
Class R2	(23,664)	–
Class R3	(503,410)	–
Total distributions to shareholders	(42,345,380)	(46,569,315)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	802,850,748	769,105,496
Reinvestment of distributions	36,995,026	41,945,347
Cost of shares reacquired	(264,891,405)	(477,980,406)
Net increase in net assets resulting from capital share transactions	574,954,369	333,070,437
Net increase in net assets	553,017,004	377,654,339
NET ASSETS:
Beginning of period	$1,909,906,067	$1,532,251,728
End of period	$2,462,923,071	$1,909,906,067
Distributions in excess of net investment income	$(9,640,610)	$(192,822)

56	See Notes to Financial Statements.

Financial Highlights

CORE FIXED INCOME FUND

	Class A Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$11.11		$10.78	$11.40	$11.21	$11.39	$11.34

Investment operations:

Net investment income(a)	.08		.14	.13	.16	.24	.30

Net realized and unrealized gain (loss)	.03		.45	(.33)	.59	.33	.36

Total from investment operations	.11		.59	(.20)	.75	.57	.66

Distributions to shareholders from:

Net investment income	(.14)		(.26)	(.24)	(.30)	(.34)	(.37)

Net realized gain	–		–	(.18)	(.26)	(.41)	(.24)

Total distributions	(.14)		(.26)	(.42)	(.56)	(.75)	(.61)

Net asset value, end of period	$11.08		$11.11	$10.78	$11.40	$11.21	$11.39

Total Return(b)	.97	%(c)	5.52%	(1.79)%	6.94%	5.41%	6.12%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(c)	.84%	.85%	.86%	.87%	.88%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.84%	.85%	.86%	.87%	.88%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.42	%(c)	.85%	.85%	.86%	.87%	.90%

Net investment income	.76	%(c)	1.30%	1.16%	1.38%	2.17%	2.70%

Supplemental Data:

Net assets, end of period (000)	$428,909		$399,393	$401,904	$482,408	$367,551	$339,581

Portfolio turnover rate	265.53	%(c)	575.68%	735.06%	640.88%	668.74%	590.37%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	57

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class B Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$11.08		$10.75	$11.37	$11.18	$11.36	$11.31

Investment operations:

Net investment income(a)	.04		.06	.04	.07	.16	.22

Net realized and unrealized gain (loss)	.01		.44	(.33)	.59	.32	.36

Total from investment operations	.05		.50	(.29)	.66	.48	.58

Distributions to shareholders from:

Net investment income	(.09)		(.17)	(.15)	(.21)	(.25)	(.29)

Net realized gain	–		–	(.18)	(.26)	(.41)	(.24)

Total distributions	(.09)		(.17)	(.33)	(.47)	(.66)	(.53)

Net asset value, end of period	$11.04		$11.08	$10.75	$11.37	$11.18	$11.36

Total Return(b)	.48	%(c)	4.70%	(2.58)%	6.11%	4.59%	5.31%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.72	%(c)	1.64%	1.66%	1.66%	1.67%	1.65%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.72	%(c)	1.64%	1.66%	1.66%	1.67%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.65%	1.66%	1.66%	1.67%	1.68%

Net investment income	.36	%(c)	.51%	.37%	.62%	1.42%	1.98%

Supplemental Data:

Net assets, end of period (000)	$6,201		$7,020	$8,512	$13,319	$16,269	$23,487

Portfolio turnover rate	265.53	%(c)	575.68%	735.06%	640.88%	668.74%	590.37%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

58	See Notes to Financial Statements.

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class C Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$11.06		$10.73	$11.35	$11.16	$11.34	$11.29

Investment operations:

Net investment income(a)	.05		.07	.06	.08	.17	.23

Net realized and unrealized gain (loss)	.02		.45	(.34)	.60	.33	.36

Total from investment operations	.07		.52	(.28)	.68	.50	.59

Distributions to shareholders from:

Net investment income	(.10)		(.19)	(.16)	(.23)	(.27)	(.30)

Net realized gain	–		–	(.18)	(.26)	(.41)	(.24)

Total distributions	(.10)		(.19)	(.34)	(.49)	(.68)	(.54)

Net asset value, end of period	$11.03		$11.06	$10.73	$11.35	$11.16	$11.34

Total Return(b)	.67	%(c)	4.89%	(2.45)%	6.28%	4.74%	5.41%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.62	%(c)	1.46%	1.51%	1.51%	1.53%	1.57%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.46%	1.51%	1.51%	1.53%	1.57%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.72	%(c)	1.47%	1.51%	1.51%	1.53%	1.59%

Net investment income	.45	%(c)	.68%	.51%	.74%	1.53%	2.02%

Supplemental Data:

Net assets, end of period (000)	$82,740		$82,120	$94,953	$140,543	$113,329	$114,561

Portfolio turnover rate	265.53	%(c)	575.68%	735.06%	640.88%	668.74%	590.37%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	59

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class F Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$11.11		$10.78	$11.40	$11.20	$11.38	$11.34

Investment operations:

Net investment income(a)	.09		.15	.14	.17	.24	.31

Net realized and unrealized gain (loss)	.01		.45	(.33)	.60	.34	.36

Total from investment operations	.10		.60	(.19)	.77	.58	.67

Distributions to shareholders from:

Net investment income	(.14)		(.27)	(.25)	(.31)	(.35)	(.39)

Net realized gain	–		–	(.18)	(.26)	(.41)	(.24)

Total distributions	(.14)		(.27)	(.43)	(.57)	(.76)	(.63)

Net asset value, end of period	$11.07		$11.11	$10.78	$11.40	$11.20	$11.38

Total Return(b)	.93	%(c)	5.63%	(1.70)%	7.14%	5.50%	6.15%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.27	%(c)	.73%	.75%	.76%	.77%	.76%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.27	%(c)	.73%	.75%	.76%	.77%	.76%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.37	%(c)	.75%	.75%	.76%	.77%	.77%

Net investment income	.81	%(c)	1.40%	1.26%	1.48%	2.18%	2.76%

Supplemental Data:

Net assets, end of period (000)	$375,568		$353,154	$297,303	$333,725	$247,773	$71,705

Portfolio turnover rate	265.53	%(c)	575.68%	735.06%	640.88%	668.74%	590.37%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

60	See Notes to Financial Statements.

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class I Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$11.11		$10.78	$11.40	$11.20	$11.39	$11.34

Investment operations:

Net investment income(a)	.10		.16	.15	.18	.24	.31

Net realized and unrealized gain (loss)	.02		.45	(.33)	.60	.34	.38

Total from investment operations	.12		.61	(.18)	.78	.58	.69

Distributions to shareholders from:

Net investment income	(.15)		(.28)	(.26)	(.32)	(.36)	(.40)

Net realized gain	–		–	(.18)	(.26)	(.41)	(.24)

Total distributions	(.15)		(.28)	(.44)	(.58)	(.77)	(.64)

Net asset value, end of period	$11.08		$11.11	$10.78	$11.40	$11.20	$11.39

Total Return(b)	1.07	%(c)	5.73%	(1.60)%	7.25%	5.52%	6.37%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.22	%(c)	.64%	.66%	.66%	.68%	.66%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.22	%(c)	.64%	.66%	.66%	.68%	.66%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.65%	.66%	.66%	.68%	.67%

Net investment income	.86	%(c)	1.51%	1.36%	1.59%	2.18%	2.77%

Supplemental Data:

Net assets, end of period (000)	$411,982		$407,023	$421,016	$133,018	$119,703	$22,651

Portfolio turnover rate	265.53	%(c)	575.68%	735.06%	640.88%	668.74%	590.37%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	61

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class P Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$11.15		$10.82	$11.44	$11.25	$11.43	$11.38

Investment operations:

Net investment income(a)	.07		.12	.10	.13	.23	.28

Net realized and unrealized gain (loss)	.03		.44	(.33)	.59	.32	.36

Total from investment operations	.10		.56	(.23)	.72	.55	.64

Distributions to shareholders from:

Net investment income	(.13)		(.23)	(.21)	(.27)	(.32)	(.35)

Net realized gain	–		–	(.18)	(.26)	(.41)	(.24)

Total distributions	(.13)		(.23)	(.39)	(.53)	(.73)	(.59)

Net asset value, end of period	$11.12		$11.15	$10.82	$11.44	$11.25	$11.43

Total Return(b)	.88	%(c)	5.26%	(2.03)%	6.67%	5.14%	5.88%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	1.09%	1.11%	1.11%	1.12%	1.11%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(c)	1.09%	1.11%	1.11%	1.12%	1.11%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.52	%(c)	1.09%	1.11%	1.11%	1.12%	1.13%

Net investment income	.67	%(c)	1.06%	.92%	1.15%	2.06%	2.49%

Supplemental Data:

Net assets, end of period (000)	$12		$12	$47	$265	$276	$1,736

Portfolio turnover rate	265.53	%(c)	575.68%	735.06%	640.88%	668.74%	590.37%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

62	See Notes to Financial Statements.

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$11.12		$10.78	$11.40	$11.21	$11.39	$11.34

Investment operations:

Net investment income(a)	.06		.10	.08	.11	.20	.25

Net realized and unrealized gain (loss)	.02		.46	(.33)	.60	.33	.37

Total from investment operations	.08		.56	(.25)	.71	.53	.62

Distributions to shareholders from:

Net investment income	(.12)		(.22)	(.19)	(.26)	(.30)	(.33)

Net realized gain	–		–	(.18)	(.26)	(.41)	(.24)

Total distributions	(.12)		(.22)	(.37)	(.52)	(.71)	(.57)

Net asset value, end of period	$11.08		$11.12	$10.78	$11.40	$11.21	$11.39

Total Return(b)	.68	%(c)	5.19%	(2.19)%	6.52%	4.99%	5.74%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.52	%(c)	1.25%	1.26%	1.26%	1.28%	1.27%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.52	%(c)	1.25%	1.26%	1.26%	1.28%	1.27%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.25%	1.26%	1.26%	1.28%	1.27%

Net investment income	.56	%(c)	.90%	.77%	1.00%	1.77%	2.22%

Supplemental Data:

Net assets, end of period (000)	$289		$478	$1,894	$1,792	$1,480	$1,199

Portfolio turnover rate	265.53	%(c)	575.68%	735.06%	640.88%	668.74%	590.37%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	63

Financial Highlights (concluded)

CORE FIXED INCOME FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$11.11		$10.78	$11.40	$11.21	$11.39	$11.34

Investment operations:

Net investment income(a)	.07		.11	.10	.12	.21	.27

Net realized and unrealized gain (loss)	.02		.45	(.34)	.60	.33	.36

Total from investment operations	.09		.56	(.24)	.72	.54	.63

Distributions to shareholders from:

Net investment income	(.12)		(.23)	(.20)	(.27)	(.31)	(.34)

Net realized gain	–		–	(.18)	(.26)	(.41)	(.24)

Total distributions	(.12)		(.23)	(.38)	(.53)	(.72)	(.58)

Net asset value, end of period	$11.08		$11.11	$10.78	$11.40	$11.21	$11.39

Total Return(b)	.83	%(c)	5.21%	(2.09)%	6.63%	5.10%	5.84%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.46	%(c)	1.13%	1.15%	1.16%	1.17%	1.16%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.46	%(c)	1.13%	1.15%	1.16%	1.17%	1.16%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.56	%(c)	1.15%	1.15%	1.16%	1.17%	1.17%

Net investment income	.62	%(c)	1.01%	.87%	1.09%	1.87%	2.40%

Supplemental Data:

Net assets, end of period (000)	$28,241		$19,276	$20,990	$21,304	$15,290	$14,205

Portfolio turnover rate	265.53	%(c)	575.68%	735.06%	640.88%	668.74%	590.37%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

64	See Notes to Financial Statements.

Financial Highlights

TOTAL RETURN FUND

	Class A Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$10.66		$10.36	$11.00	$10.94	$11.26	$11.02

Investment operations:

Net investment income(a)	.10		.22	.22	.25	.32	.38

Net realized and unrealized gain (loss)	–		.40	(.31)	.66	.22	.40

Total from investment operations	.10		.62	(.09)	.91	.54	.78

Distributions to shareholders from:

Net investment income	(.15)		(.32)	(.32)	(.38)	(.41)	(.44)

Net realized gain	(.06)		–	(.23)	(.47)	(.45)	(.10)

Total distributions	(.21)		(.32)	(.55)	(.85)	(.86)	(.54)

Net asset value, end of period	$10.55		$10.66	$10.36	$11.00	$10.94	$11.26

Total Return(b)	.94	%(c)	6.02%	(.81)%	8.73%	5.16%	7.27%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.34	%(c)	.82%	.85%	.86%	.83%	.85%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.34	%(c)	.82%	.85%	.86%	.83%	.85%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.39	%(c)	.84%	.85%	.86%	.83%	.86%

Net investment income	.98	%(c)	2.06%	2.11%	2.36%	2.94%	3.43%

Supplemental Data:

Net assets, end of period (000)	$1,200,222		$928,445	$859,225	$957,408	$766,312	$718,778

Portfolio turnover rate	224.75	%(c)	466.14%	600.61%	575.52%	607.17%	493.81%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	65

Financial Highlights (continued)

TOTAL RETURN FUND

	Class B Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$10.65		$10.34	$10.98	$10.93	$11.25	$11.01

Investment operations:

Net investment income(a)	.06		.13	.14	.17	.23	.29

Net realized and unrealized gain (loss)	–		.41	(.31)	.64	.22	.40

Total from investment operations	.06		.54	(.17)	.81	.45	.69

Distributions to shareholders from:

Net investment income	(.11)		(.23)	(.24)	(.29)	(.32)	(.35)

Net realized gain	(.06)		–	(.23)	(.47)	(.45)	(.10)

Total distributions	(.17)		(.23)	(.47)	(.76)	(.77)	(.45)

Net asset value, end of period	$10.54		$10.65	$10.34	$10.98	$10.93	$11.25

Total Return(b)	.54	%(c)	5.29%	(1.60)%	7.76%	4.28%	6.43%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.73	%(c)	1.62%	1.65%	1.66%	1.63%	1.62%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.73	%(c)	1.62%	1.65%	1.66%	1.63%	1.62%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.79	%(c)	1.64%	1.65%	1.66%	1.63%	1.64%

Net investment income	.59	%(c)	1.27%	1.32%	1.57%	2.13%	2.65%

Supplemental Data:

Net assets, end of period (000)	$13,263		$15,638	$19,112	$27,590	$32,566	$44,153

Portfolio turnover rate	224.75	%(c)	466.14%	600.61%	575.52%	607.17%	493.81%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

66	See Notes to Financial Statements.

Financial Highlights (continued)

TOTAL RETURN FUND

	Class C Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$10.65		$10.35	$10.99	$10.93	$11.25	$11.01

Investment operations:

Net investment income(a)	.07		.15	.15	.19	.25	.31

Net realized and unrealized gain (loss)	–		.40	(.31)	.65	.22	.39

Total from investment operations	.07		.55	(.16)	.84	.47	.70

Distributions to shareholders from:

Net investment income	(.12)		(.25)	(.25)	(.31)	(.34)	(.36)

Net realized gain	(.06)		–	(.23)	(.47)	(.45)	(.10)

Total distributions	(.18)		(.25)	(.48)	(.78)	(.79)	(.46)

Net asset value, end of period	$10.54		$10.65	$10.35	$10.99	$10.93	$11.25

Total Return(b)	.62	%(c)	5.36%	(1.46)%	8.04%	4.48%	6.57%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.65	%(c)	1.44%	1.50%	1.50%	1.48%	1.52%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.65	%(c)	1.44%	1.50%	1.50%	1.48%	1.52%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.71	%(c)	1.47%	1.50%	1.50%	1.48%	1.53%

Net investment income	.67	%(c)	1.43%	1.46%	1.71%	2.30%	2.76%

Supplemental Data:

Net assets, end of period (000)	$201,678		$177,975	$171,890	$218,986	$178,761	$187,548

Portfolio turnover rate	224.75	%(c)	466.14%	600.61%	575.52%	607.17%	493.81%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	67

Financial Highlights (continued)

TOTAL RETURN FUND

	Class F Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$10.66		$10.36	$10.99	$10.94	$11.26	$11.02

Investment operations:

Net investment income(a)	.11		.23	.23	.27	.33	.39

Net realized and unrealized gain (loss)	(.01)		.40	(.30)	.64	.22	.40

Total from investment operations	.10		.63	(.07)	.91	.55	.79

Distributions to shareholders from:

Net investment income	(.15)		(.33)	(.33)	(.39)	(.42)	(.45)

Net realized gain	(.06)		–	(.23)	(.47)	(.45)	(.10)

Total distributions	(.21)		(.33)	(.56)	(.86)	(.87)	(.55)

Net asset value, end of period	$10.55		$10.66	$10.36	$10.99	$10.94	$11.26

Total Return(b)	.99	%(c)	6.12%	(.62)%	8.74%	5.26%	7.41%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.29	%(c)	.71%	.75%	.76%	.73%	.73%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.29	%(c)	.71%	.75%	.76%	.73%	.73%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(c)	.74%	.75%	.76%	.73%	.74%

Net investment income	1.03	%(c)	2.15%	2.21%	2.50%	3.08%	3.55%

Supplemental Data:

Net assets, end of period (000)	$625,734		$519,591	$339,551	$579,330	$741,101	$1,115,781

Portfolio turnover rate	224.75	%(c)	466.14%	600.61%	575.52%	607.17%	493.81%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

68	See Notes to Financial Statements.

Financial Highlights (continued)

TOTAL RETURN FUND

	Class I Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$10.68		$10.38	$11.02	$10.96	$11.28	$11.04

Investment operations:

Net investment income(a)	.11		.24	.25	.28	.34	.41

Net realized and unrealized gain (loss)	–		.40	(.32)	.65	.22	.39

Total from investment operations	.11		.64	(.07)	.93	.56	.80

Distributions to shareholders from:

Net investment income	(.16)		(.34)	(.34)	(.40)	(.43)	(.46)

Net realized gain	(.06)		–	(.23)	(.47)	(.45)	(.10)

Total distributions	(.22)		(.34)	(.57)	(.87)	(.88)	(.56)

Net asset value, end of period	$10.57		$10.68	$10.38	$11.02	$10.96	$11.28

Total Return(b)	1.04	%(c)	6.22%	(.60)%	8.94%	5.36%	7.52%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.24	%(c)	.60%	.65%	.66%	.63%	.63%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.24	%(c)	.60%	.65%	.66%	.63%	.63%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.30	%(c)	.64%	.65%	.66%	.63%	.64%

Net investment income	1.08	%(c)	2.25%	2.32%	2.54%	3.16%	3.65%

Supplemental Data:

Net assets, end of period (000)	$296,665		$193,343	$81,974	$70,778	$36,987	$32,220

Portfolio turnover rate	224.75	%(c)	466.14%	600.61%	575.52%	607.17%	493.81%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	69

Financial Highlights (continued)

TOTAL RETURN FUND

	Class P Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$10.71		$10.40	$11.05	$10.99	$11.31	$11.07

Investment operations:

Net investment income(a)	.09		.19	.20	.23	.30	.36

Net realized and unrealized gain (loss)	–		.41	(.32)	.65	.22	.39

Total from investment operations	.09		.60	(.12)	.88	.52	.75

Distributions to shareholders from:

Net investment income	(.14)		(.29)	(.30)	(.35)	(.39)	(.41)

Net realized gain	(.06)		–	(.23)	(.47)	(.45)	(.10)

Total distributions	(.20)		(.29)	(.53)	(.82)	(.84)	(.51)

Net asset value, end of period	$10.60		$10.71	$10.40	$11.05	$10.99	$11.31

Total Return(b)	.82	%(c)	5.84%	(1.13)%	8.44%	4.89%	7.03%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.46	%(c)	1.07%	1.10%	1.11%	1.08%	1.07%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.46	%(c)	1.07%	1.10%	1.11%	1.08%	1.07%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.52	%(c)	1.09%	1.10%	1.11%	1.08%	1.09%

Net investment income	.86	%(c)	1.81%	1.86%	2.17%	2.74%	3.28%

Supplemental Data:

Net assets, end of period (000)	$2,998		$2,954	$3,077	$4,173	$7,987	$15,068

Portfolio turnover rate	224.75	%(c)	466.14%	600.61%	575.52%	607.17%	493.81%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

70	See Notes to Financial Statements.

Financial Highlights (continued)

TOTAL RETURN FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$10.66		$10.36	$11.00	$10.94	$11.26	$11.02

Investment operations:

Net investment income(a)	.08		.18	.18	.21	.27	.34

Net realized and unrealized gain (loss)	–		.39	(.31)	.66	.23	.40

Total from investment operations	.08		.57	(.13)	.87	.50	.74

Distributions to shareholders from:

Net investment income	(.13)		(.27)	(.28)	(.34)	(.37)	(.40)

Net realized gain	(.06)		–	(.23)	(.47)	(.45)	(.10)

Total distributions	(.19)		(.27)	(.51)	(.81)	(.82)	(.50)

Net asset value, end of period	$10.55		$10.66	$10.36	$11.00	$10.94	$11.26

Total Return(b)	.74	%(c)	5.60%	(1.20)%	8.30%	4.74%	6.89%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.53	%(c)	1.21%	1.25%	1.26%	1.23%	1.23%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.53	%(c)	1.21%	1.25%	1.26%	1.23%	1.23%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59	%(c)	1.24%	1.25%	1.26%	1.23%	1.24%

Net investment income	.79	%(c)	1.66%	1.72%	1.98%	2.53%	3.06%

Supplemental Data:

Net assets, end of period (000)	$6,552		$3,985	$3,136	$3,749	$4,567	$2,856

Portfolio turnover rate	224.75	%(c)	466.14%	600.61%	575.52%	607.17%	493.81%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	71

Financial Highlights (concluded)

TOTAL RETURN FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$10.66		$10.35	$11.00	$10.94	$11.26	$11.02

Investment operations:

Net investment income(a)	.09		.19	.19	.22	.29	.35

Net realized and unrealized gain (loss)	(.01)		.40	(.32)	.66	.22	.40

Total from investment operations	.08		.59	(.13)	.88	.51	.75

Distributions to shareholders from:

Net investment income	(.13)		(.28)	(.29)	(.35)	(.38)	(.41)

Net realized gain	(.06)		–	(.23)	(.47)	(.45)	(.10)

Total distributions	(.19)		(.28)	(.52)	(.82)	(.83)	(.51)

Net asset value, end of period	$10.55		$10.66	$10.35	$11.00	$10.94	$11.26

Total Return(b)	.79	%(c)	5.81%	(1.20)%	8.42%	4.86%	6.99%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.48	%(c)	1.11%	1.15%	1.16%	1.12%	1.13%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.48	%(c)	1.11%	1.15%	1.16%	1.12%	1.13%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.14%	1.15%	1.16%	1.12%	1.14%

Net investment income	.84	%(c)	1.77%	1.82%	2.06%	2.64%	3.10%

Supplemental Data:

Net assets, end of period (000)	$115,811		$67,975	$54,287	$51,258	$37,931	$25,423

Portfolio turnover rate	224.75	%(c)	466.14%	600.61%	575.52%	607.17%	493.81%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

72	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of twelve funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes during the six months ended May 31, 2015: Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund has eleven classes of shares of which the following eight were active for the period covered in this report: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. Effective June 30, 2015, each of the Funds issued and commenced operations of three share classes: Class R4, Class R5 and Class R6.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price

73

Notes to Financial Statements (unaudited)(continued)

is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2011 through November 30, 2014. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets.

74

Notes to Financial Statements (unaudited)(continued)

Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return

75

Notes to Financial Statements (unaudited)(continued)

swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(m)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(n)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and

76

Notes to Financial Statements (unaudited)(continued)

collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of May 31, 2015, the Funds had no unfunded loan commitments.

(o)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

77

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

During the six months ended May 31, 2015, for Core Fixed Income Fund and Total Return Fund, the effective management fee, net of waivers, was at an annualized rate of 0.24% and 0.30%, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

During the six month period ended May 31, 2015 and continuing through March 31, 2016, Lord Abbett has contractually agreed to waive an annual rate of 0.20% of Core Fixed Income Fund’s management fee. This agreement may be terminated only upon the approval of the Fund’s Board.

For the period December 1, 2014 through March 31, 2015, Lord Abbett contractually agreed to reimburse Total Return Fund’s expenses, excluding management fee and any applicable 12b-1 fee, to the extent necessary so that the total net annual operating expenses for each class did not exceed an annual rate of 0.05%. Effective April 1, 2015 and continuing through March 31, 2016, the Fund agreed to waive and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of 0.48%. This agreement may be terminated only upon the approval of the Fund’s Board.

The Funds, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of May 31, 2015, the percentages of Core Fixed Income Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund were 5.85%, 2.65% and 6.18%, respectively.

78

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The 12b-1 fees each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2015:

	Distributor Commissions	Dealers’ Concessions
Core Fixed Income Fund	$40,516	$237,446
Total Return Fund	87,359	574,537

Distributor received the following amount of CDSCs for the six months ended May 31, 2015:

	Class A	Class C
Core Fixed Income Fund	$2,765	$4,712
Total Return Fund	–	22,572

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

79

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended May 31, 2015 and fiscal year ended November 30, 2014 was as follows:

	Core Fixed Income Fund		Total Return Fund
	Six Months Ended 5/31/2015 (unaudited)	Year Ended 11/30/2014	Six Months Ended 5/31/2015 (unaudited)	Year Ended 11/30/2014
Distributions paid from:
Ordinary income	$16,268,967	$31,148,438	$37,648,298	$46,569,315
Net long-term capital gains	–	–	4,697,082	–
Total distributions paid	$16,268,967	$31,148,438	$42,345,380	$46,569,315

As of November 30, 2014, Core Fixed Income Fund had a capital loss carryforward of $1,111,089 with no expiration.

In accordance with the Regulated Investment Company Modernization Act of 2010, Core Fixed Income Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

As of May 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income Fund	Total Return Fund
Tax cost	$1,469,165,960	$2,654,894,289
Gross unrealized gain	10,069,853	21,735,461
Gross unrealized loss	(3,461,520)	(17,294,470)
Net unrealized security gain	$6,608,333	$4,440,991

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2015 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Core Fixed Income Fund	$3,559,388,046	$279,419,121	$3,630,215,488	$191,340,939
Total Return Fund	5,148,630,670	776,736,744	4,961,612,142	362,121,839

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Total Return Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2015 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s

80

Notes to Financial Statements (unaudited)(continued)

returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Each Fund entered into U.S. Treasury futures contracts for the six months ended May 31, 2015 (as described in note 2(h)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Total Return Fund entered into a total return swap for the six months ended May 31, 2015 (as described in note 2(i)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of May 31, 2015, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Core Fixed Income Fund	Total Return Fund
Asset Derivatives	Interest Rate Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–		$93,763
Futures Contracts(2)	$152,749	$471,768	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	–	$28,374
Futures Contracts(2)	$2,769	$244,548	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

81

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended May 30, 2015, were as follows:

	Core Fixed Income Fund		Total Return Fund
	Interest Rate Contracts	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	–	–	$553,391	–
Futures Contracts	$381,711	$1,197,262	–	–
Total Returns Swaps	–	–	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	–	–	$(1,494)	–
Futures Contracts	$149,980	$227,220	–	–
Total Returns Swaps	–	–	–	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	–	–	$5,563,987	–
Futures Contracts(4)	834	2,585
Total Returns Swaps(3)	–	–	–	$117,277

*	Calculated based on the number of contracts or notional amounts for the period ended May 31, 2015.
(1)	Statements of Operations location: Net realized gain on futures contracts and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does

82

Notes to Financial Statements (unaudited)(continued)

not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

Core Fixed Income Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$57,197,874	$–	$57,197,874
Total	$57,197,874	$–	$57,197,874

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$57,197,874	$–	$–	$(57,197,874)	$–
Total	$57,197,874	$–	$–	$(57,197,874)	$–

Total Return Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$93,763	$–	$93,763
Repurchase Agreement	68,628,965	–	68,628,965
Total	$68,722,728	$–	$68,722,728

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$31,195	$(28,374)	$–	$–	$2,821
Fixed Income Clearing Corp.	68,628,965	–	–	(68,628,965)	–
J.P. Morgan Chase	32,300	–	–	–	32,300
Morgan Stanley	30,268	–	(30,000)	–	268
Total	$68,722,728	$(28,374)	$(30,000)	$(68,628,965)	$35,389

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$28,374	$–	$28,374
Total	$28,374	$–	$28,374

83

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$28,374	$(28,374)	$–	$–	$–
Total	$28,374	$(28,374)	$–	$–	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of May 31, 2015.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of May 31, 2015.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended May 31, 2015, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for each Fund in Other expenses in the Statements of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended May 31, 2015, the Funds did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

84

Notes to Financial Statements (unaudited)(continued)

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Funds may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield bonds (also known as “junk” bonds) in which Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer.

Each Fund’s investment exposure to foreign companies presents increased market, liquidity, currency, political, information and other risks. The cost to a Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

Each Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Funds invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

85

Notes to Financial Statements (unaudited)(continued)

These factors can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Core Fixed Income Fund	Six Months Ended May 31, 2015 (unaudited)		Year Ended November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,829,715	$76,311,485	9,437,653	$103,566,506
Converted from Class B*	40,487	156,656	74,309	814,193
Reinvestment of distributions	428,595	4,780,183	745,741	8,177,773
Shares reacquired	(4,517,996)	(50,316,175)	(11,600,950)	(126,587,081)
Increase (decrease)	2,780,801	$30,932,149	(1,343,247)	$(14,028,609)

Class B Shares
Shares sold	10,921	$121,503	48,791	$535,290
Reinvestment of distributions	4,752	52,854	10,326	112,834
Shares reacquired	(47,159)	(819,108)	(142,992)	(1,556,879)
Converted to Class A*	(40,614)	(156,656)	(74,534)	(814,193)
Decrease	(72,100)	$(801,407)	(158,409)	$(1,722,948)

Class C Shares
Shares sold	1,406,332	$15,565,494	1,298,324	$14,209,679
Reinvestment of distributions	61,216	679,797	116,053	1,266,432
Shares reacquired	(1,387,336)	(15,412,033)	(2,839,548)	(30,851,567)
Increase (decrease)	80,212	$833,258	(1,425,171)	$(15,375,456)

Class F Shares
Shares sold	5,967,756	$66,431,833	9,971,680	$109,401,363
Reinvestment of distributions	382,268	4,262,914	654,397	7,177,990
Shares reacquired	(4,223,842)	(47,057,678)	(6,425,875)	(70,257,601)
Increase	2,126,182	$23,637,069	4,200,202	$46,321,752

Class I Shares
Shares sold	6,317,255	$70,017,313	17,830,576	$194,779,543
Reinvestment of distributions	455,042	5,074,821	1,082,466	11,873,763
Shares reacquired	(6,206,687)	(69,145,075)	(21,344,283)	(235,395,796)
Increase (decrease)	565,610	$5,947,059	(2,431,241)	$(28,742,490)

Class P Shares
Shares sold	–	$5	248	$2,702
Reinvestment of distributions	12	133	84	918
Shares reacquired	(4)	(46)	(3,613)	(40,028)
Increase (decrease)	8	$92	(3,281)	$(36,408)

Class R2 Shares
Shares sold	3,724	$41,568	25,977	$281,655
Reinvestment of distributions	36	397	61	670
Shares reacquired	(20,711)	(229,655)	(158,761)	(1,732,554)
Decrease	(16,951)	$(187,690)	(132,723)	$(1,450,229)

86

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund	Six Months Ended May 31, 2015 (unaudited)		Year Ended November 30, 2014
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,210,243	$13,483,536	523,744	$5,728,762
Reinvestment of distributions	25,215	281,259	36,347	398,589
Shares reacquired	(420,560)	(4,666,682)	(772,599)	(8,424,994)
Increase (decrease)	814,898	$9,098,113	(212,508)	$(2,297,643)

Total Return Fund	Six Months Ended May 31, 2015 (unaudited)		Year Ended November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	34,768,665	$369,398,160	27,486,787	$290,644,484
Converted from Class B*	123,483	430,554	188,609	1,987,300
Reinvestment of distributions	1,721,139	18,222,552	2,206,684	23,274,766
Shares reacquired	(9,964,937)	(105,607,760)	(25,768,622)	(271,038,744)
Increase	26,648,350	$282,443,506	4,113,458	$44,867,806

Class B Shares
Shares sold	30,198	$319,409	89,171	$941,850
Reinvestment of distributions	20,576	217,478	32,414	341,238
Shares reacquired	(137,336)	(2,334,941)	(311,823)	(3,267,026)
Converted to Class A*	(123,600)	(430,554)	(188,882)	(1,987,300)
Decrease	(210,162)	$(2,228,608)	(379,120)	$(3,971,238)

Class C Shares
Shares sold	4,102,577	$43,449,704	4,469,948	$47,335,914
Reinvestment of distributions	220,939	2,336,065	266,009	2,802,251
Shares reacquired	(1,903,134)	(20,158,001)	(4,641,031)	(48,610,390)
Increase	2,420,382	$25,627,768	94,926	$1,527,775

Class F Shares
Shares sold	15,901,343	$168,605,004	23,618,491	$250,357,571
Reinvestment of distributions	934,571	9,893,928	994,965	10,502,289
Shares reacquired	(6,274,771)	(66,459,722)	(8,666,235)	(91,105,144)
Increase	10,561,143	$112,039,210	15,947,221	$169,754,716

Class I Shares
Shares sold	15,100,188	$160,295,004	14,004,871	$148,629,865
Reinvestment of distributions	419,439	4,450,639	313,335	3,316,938
Shares reacquired	(5,562,717)	(59,106,734)	(4,118,545)	(43,604,679)
Increase	9,956,910	$105,638,909	10,199,661	$108,342,124

Class P Shares
Shares sold	5,192	$55,299	122,848	$1,299,719
Reinvestment of distributions	5,149	54,762	8,040	85,191
Shares reacquired	(3,386)	(36,107)	(150,887)	(1,603,640)
Increase (decrease)	6,955	$73,954	(19,999)	$(218,730)

87

Notes to Financial Statements (unaudited)(concluded)

Total Return Fund	Six Months Ended May 31, 2015 (unaudited)		Year Ended November 30, 2014
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	292,807	$3,109,144	237,471	$2,505,025
Reinvestment of distributions	4,926	52,147	4,316	45,531
Shares reacquired	(50,639)	(535,663)	(170,850)	(1,803,925)
Increase	247,094	$2,625,628	70,937	$746,631

Class R3 Shares
Shares sold	5,437,776	$57,619,024	2,596,302	$27,391,068
Reinvestment of distributions	166,967	1,767,455	149,508	1,577,143
Shares reacquired	(1,005,616)	(10,652,477)	(1,611,973)	(16,946,858)
Increase	4,599,127	$48,734,002	1,133,837	$12,021,353
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

14.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

88

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of each Fund and other funds of the Trust was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Board. Shareholders elected the following nine (9) Trustees at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Investment Trust

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	9,741,410,387.289	139,174,112.638
Robert B. Calhoun, Jr.	9,744,649,940.182	135,934,559.745
Eric C. Fast	9,747,037,109.749	133,547,390.178
Daria L. Foster	9,751,786,030.813	128,798,469.114
Evelyn E. Guernsey	9,752,515,061.052	128,069,438.875
Julie A. Hill	9,750,467,661.690	130,116,838.237
Franklin W. Hobbs	9,749,208,770.394	131,375,729.533
James M. McTaggart	9,749,740,533.092	130,843,966.835
James L.L. Tullis	9,748,690,350.111	131,894,149.816

89

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2014. As to Core Fixed Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year, three-year, and ten-year periods and below the median for the five-year period. As to Total Return Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for each of the periods.

90

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Core Fixed Income Fund, the Board observed that the overall expense level was slightly below the median of the expense peer group. As to Total Return Fund, the Board observed that the overall expense level was the same as the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some

91

Approval of Advisory Contract (concluded)

classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

92

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

93

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Investment Trust

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Core Fixed Income Fund Lord Abbett Total Return Fund	LACCBE-3 (07/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Convertible Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Income Fund

For the six-month period ended May 31, 2015

1	A Letter from Lord Abbett

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

9	Convertible Fund

17	Floating Rate Fund

38	High Yield Fund

70	Income Fund

100	Inflation Focused Fund

144	Short Duration Income Fund

196	Statements of Assets and Liabilities

200	Statements of Operations

202	Statements of Changes in Net Assets

208	Financial Highlights

250	Notes to Financial Statements

281	Supplemental Information to Shareholders

Lord Abbett Investment Trust
Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, and Lord Abbett Short Duration Income Fund
Semiannual Report

For the six-month period ended May 31, 2015

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2015. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Trustee, President and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 through May 31, 2015).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/14—5/31/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/14 –
	12/1/14	5/31/15	5/31/15
Class A
Actual	$1,000.00	$1,043.90	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.34
Class B
Actual	$1,000.00	$1,039.80	$9.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.66	$9.35
Class C
Actual	$1,000.00	$1,040.10	$8.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.36	$8.65
Class F
Actual	$1,000.00	$1,043.80	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.84
Class I
Actual	$1,000.00	$1,044.80	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33
Class P
Actual	$1,000.00	$1,043.20	$6.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.14
Class R2
Actual	$1,000.00	$1,041.30	$7.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.65	$7.34
Class R3
Actual	$1,000.00	$1,041.90	$6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.84

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.06% for Class A, 1.86% for Class B, 1.72% for Class C, 0.96% for Class F, 0.86% for Class I, 1.22% for Class P, 1.46% for Class R2 and 1.36% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2015

Sector*	%**
Consumer Discretionary	13.16%
Consumer Staples	1.72%
Energy	7.57%
Financials	11.49%
Healthcare	19.55%
Industrials	1.67%
Materials	3.15%
Sector*	%**
Media	2.07%
Technology	32.43%
Telecommunications	0.86%
Transportation	2.60%
Utilities	1.45%
Repurchase Agreement	2.28%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/14 –
	12/1/14	5/31/15	5/31/15
Class A
Actual	$1,000.00	$1,019.60	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.94	$4.03
Class C
Actual	$1,000.00	$1,015.30	$7.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.29
Class F
Actual	$1,000.00	$1,020.10	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class I
Actual	$1,000.00	$1,019.50	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class R2
Actual	$1,000.00	$1,017.60	$6.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.04
Class R3
Actual	$1,000.00	$1,017.00	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.54

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.80% for Class A, 1.45% for Class C, 0.70% for Class F, 0.60% for Class I, 1.20% for Class R2 and 1.10% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2015

Sector*	%**
Aerospace	2.90%
Chemicals	3.13%
Consumer Durables	0.24%
Consumer Non-Durables	1.38%
Energy	4.52%
Financial	3.39%
Food & Drug	3.15%
Food/Tobacco	3.35%
Forest Products	2.84%
Gaming/Leisure	7.13%
Healthcare	11.34%
Sector*	%**
Housing	2.23%
Information Technology	7.30%
Manufacturing	3.15%
Media/Telecommunications	10.98%
Metals/Minerals	1.70%
Retail	6.42%
Service	11.02%
Transportation	2.32%
Utility	4.98%
Repurchase Agreement	6.53%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/14 –
	12/1/14	5/31/15	5/31/15
Class A
Actual	$1,000.00	$1,035.70	$4.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class B
Actual	$1,000.00	$1,033.00	$8.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.40	$8.60
Class C
Actual	$1,000.00	$1,032.40	$7.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.15	$7.85
Class F
Actual	$1,000.00	$1,036.20	$4.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class I
Actual	$1,000.00	$1,036.70	$3.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.39	$3.58
Class P
Actual	$1,000.00	$1,035.70	$5.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.84
Class R2
Actual	$1,000.00	$1,035.00	$6.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.59
Class R3
Actual	$1,000.00	$1,034.20	$6.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.09

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.91% for Class A, 1.71% for Class B, 1.56% for Class C, 0.81% for Class F, 0.71% for Class I, 1.16% for Class P, 1.31% for Class R2 and 1.21% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2015

Sector*	%**
Asset Backed	0.12%
Automotive	2.28%
Banking	2.55%
Basic Industry	10.71%
Capital Goods	4.46%
Consumer Goods	5.42%
Energy	13.27%
Financial Services	4.10%
Foreign Sovereign	0.31%
Healthcare	9.15%
Insurance	0.91%
Sector*	%**
Leisure	6.74%
Media	9.58%
Real Estate	0.88%
Retail	8.17%
Services	2.67%
Technology & Electronics	6.47%
Telecommunications	5.70%
Transportation	2.25%
Utility	2.72%
Repurchase Agreement	1.54%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

5

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/14 –
	12/1/14	5/31/15	5/31/15
Class A
Actual	$1,000.00	$1,006.50	$3.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class B
Actual	$1,000.00	$1,002.50	$7.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.05	$7.95
Class C
Actual	$1,000.00	$1,003.40	$7.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class F
Actual	$1,000.00	$1,006.90	$3.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class I
Actual	$1,000.00	$1,007.40	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class R2
Actual	$1,000.00	$1,004.70	$5.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.94
Class R3
Actual	$1,000.00	$1,005.00	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.58% for Class B, 1.41% for Class C, 0.68% for Class F, 0.58% for Class I, 1.18% for Class R2 and 1.08% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2015

Sector*	%**
Auto	1.65%
Basic Industry	1.53%
Capital Goods	0.17%
Consumer Cyclical	7.21%
Consumer Discretionary	2.06%
Consumer Non-Cyclical	0.12%
Consumer Services	2.82%
Consumer Staples	2.51%
Energy	8.99%
Financial Services	34.65%
Foreign Government	0.24%
Sector*	%**
Health Care	6.82%
Integrated Oils	3.59%
Materials & Processing	3.57%
Municipal	2.09%
Producer Durables	1.37%
Technology	3.75%
Telecommunications	6.05%
Transportation	1.15%
U.S. Government	3.15%
Utility	3.05%
Repurchase Agreement	3.46%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/14 –
	12/1/14	5/31/15	5/31/15
Class A
Actual	$1,000.00	$ 981.90	$3.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class C
Actual	$1,000.00	$ 978.20	$6.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.94
Class F
Actual	$1,000.00	$ 982.40	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class I
Actual	$1,000.00	$ 982.90	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class R2
Actual	$1,000.00	$ 980.00	$5.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$5.79
Class R3
Actual	$1,000.00	$ 979.80	$5.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.29

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.38% for Class C, 0.65% for Class F, 0.55% for Class I, 1.15% for Class R2 and 1.05% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2015

Sector*	%**
Auto	1.33%
Basic Industry	0.53%
Capital Goods	0.12%
Consumer Cyclical	4.19%
Consumer Discretionary	1.66%
Consumer Non-Cyclical	0.03%
Consumer Services	1.14%
Consumer Staples	1.40%
Energy	5.94%
Financial Services	51.72%
Foreign Government	0.19%
Sector*	%**
Health Care	6.53%
Integrated Oils	1.92%
Materials & Processing	2.87%
Municipal	0.14%
Producer Durables	0.97%
Technology	2.83%
Telecommunications	1.89%
Transportation	0.85%
U.S. Government	10.28%
Utilities	1.87%
Repurchase Agreement	1.60%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

7

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/14 –
	12/1/14	5/31/15	5/31/15
Class A
Actual	$1,000.00	$1,010.40	$2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97
Class B
Actual	$1,000.00	$1,006.40	$6.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.99
Class C
Actual	$1,000.00	$1,005.00	$6.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.24
Class F
Actual	$1,000.00	$1,008.60	$2.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.49	$2.47
Class I
Actual	$1,000.00	$1,009.10	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97
Class R2
Actual	$1,000.00	$1,008.40	$4.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$4.99
Class R3
Actual	$1,000.00	$1,008.90	$4.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.49	$4.48

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.59% for Class A, 1.39% for Class B, 1.24% for Class C, 0.49% for Class F, 0.39% for Class I, 0.99% for Class R2 and 0.89% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2015

Sector*	%**
Auto	1.58%
Basic Industry	0.61%
Capital Goods	0.17%
Consumer Cyclical	4.05%
Consumer Discretionary	1.46%
Consumer Non-Cyclical	0.02%
Consumer Services	1.34%
Consumer Staples	1.32%
Energy	5.93%
Financial Services	53.27%
Foreign Government	0.32%
Sector*	%**
Health Care	6.45%
Integrated Oils	1.82%
Materials & Processing	2.82%
Municipal	0.35%
Producer Durables	0.49%
Technology	2.80%
Telecommunications	1.99%
Transportation	0.94%
U.S. Government	9.59%
Utilities	1.84%
Repurchase Agreement	0.84%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

8

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2015

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.45%

COMMON STOCKS 15.89%

Airlines 0.42%
United Continental Holdings, Inc.*	65	$3,548,350

Auto Parts 0.50%
Mobileye NV (Israel)*(a)	89	4,190,120

Beverages 0.69%
Coca-Cola Co. (The)	98	4,014,080
Monster Beverage Corp.*	14	1,781,920
Total		5,796,000

Biotechnology 0.90%
Puma Biotechnology, Inc.*	22	4,299,900
Vertex Pharmaceuticals, Inc.*	26	3,335,540
Total		7,635,440

Chemicals 0.34%
Axalta Coating Systems Ltd.*	85	2,911,250

Consumer Services 0.24%
Sotheby’s	45	2,017,350

Entertainment 0.99%
IMAX Corp. (Canada)*(a)	106	4,276,040
International Speedway Corp. Class A	110	4,095,300
Total		8,371,340

Food 0.42%
WhiteWave Foods Co. (The)*	73	3,506,190

Health Equipment & Supply 0.24%
Ocular Therapeutix, Inc.*	85	2,054,450

Insurance: Life 0.49%
Prudential Financial, Inc.	49	4,145,890

Insurance: Multi-Line 0.47%
Hanover Insurance Group, Inc. (The)	56	3,986,080

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2015

Investments	Shares (000)	Fair Value
Internet Software & Services 1.76%
GoDaddy, Inc. Class A*	217	$5,843,810
GrubHub, Inc.*	135	5,443,200
Yelp, Inc.*	75	3,593,250
Total		14,880,260

Leisure Facilities 0.62%
MGM Resorts International*	260	5,213,000

Miscellaneous: Financial 0.83%
Alliance Data Systems Corp.*	11	3,337,936
Ares Management LP	138	2,689,620
Goldman Sachs BDC, Inc.	45	1,000,800
Total		7,028,356

Miscellaneous: Materials 0.26%
Summit Materials, Inc. Class A*	80	2,200,000

Oil & Gas Products 0.39%
Parsley Energy, Inc. Class A*	188	3,288,120

Oil: Integrated 0.54%
Eclipse Resources Corp.*	300	1,890,000
Memorial Resource Development Corp.*	139	2,628,490
Total		4,518,490

Pharmaceuticals 0.39%
Intercept Pharmaceuticals, Inc.*	13	3,317,535

Precious Metals 0.21%
Royal Gold, Inc.	28	1,813,560

Real Estate 0.61%
Boston Properties, Inc.	23	2,990,690
InfraREIT, Inc.	71	2,151,300
Total		5,141,990

Restaurants 0.93%
Cracker Barrel Old Country Store, Inc.	15	2,116,200
Starbucks Corp.	40	2,078,400
Yum! Brands, Inc.	41	3,694,510
Total		7,889,110

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2015

Investments			Shares (000)	Fair Value
Retail: Specialty 1.32%
Netflix, Inc.*			12	$7,176,690
Penske Automotive Group, Inc.			77	3,973,970
Total				11,150,660

Semiconductors 0.42%
Cavium, Inc.*			50	3,518,500

Software—Applications & Systems 1.91%
FireEye, Inc.*			95	4,424,150
Qlik Technologies, Inc.*			156	5,638,541
Splunk, Inc.*			30	2,028,600
VeriFone Systems, Inc.*			106	4,046,020
Total				16,137,311
Total Common Stocks (cost $127,029,354)				134,259,352

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 65.23%

Airlines 0.47%
Atlas Air Worldwide Holdings, Inc.	2.25%	6/1/2022	$4,000	4,000,000

Autos 4.74%
Fiat Chrysler Automobiles NV (United Kingdom)(a)	7.875%	12/15/2016	11,796	15,832,510
Tesla Motors, Inc.	1.25%	3/1/2021	25,130	24,203,331
Total				40,035,841

Biotechnology 3.43%
Array BioPharma, Inc.	3.00%	6/1/2020	5,490	7,215,919
BioMarin Pharmaceutical, Inc.	1.50%	10/15/2020	5,900	8,894,250
Clovis Oncology, Inc.†	2.50%	9/15/2021	2,500	4,154,687
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016	1,425	8,686,266
Total				28,951,122

Computers & Peripherals 1.47%
SanDisk Corp.	1.50%	8/15/2017	8,535	12,386,419

Consumer Services 0.29%
Ctrip.com International Ltd. (China)(a)	1.25%	10/15/2018	2,000	2,471,250

Diversified Financials 2.80%
MGIC Investment Corp.†	9.00%	4/1/2063	18,200	23,694,125

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
e-Commerce 2.15%
HomeAway, Inc.	0.125%	4/1/2019	$18,855	$18,124,369

Entertainment 1.09%
CenterPoint Energy, Inc.	3.943%	9/15/2029	133	9,206,670

Food 0.63%
Herbalife Ltd.	2.00%	8/15/2019	6,000	5,313,780

Health Equipment & Supply 3.22%
Alere, Inc.	3.00%	5/15/2016	7,185	8,837,550
Fluidigm Corp.	2.75%	2/1/2034	9,110	8,073,737
Hologic, Inc.	Zero Coupon	12/15/2043	8,690	10,335,669
Total				27,246,956

Health Services 1.65%
Carriage Services, Inc.	2.75%	3/15/2021	4,500	5,568,750
Omnicare, Inc.	3.50%	2/15/2044	5,802	8,373,011
Total				13,941,761

Homebuilders 2.30%
Lennar Corp.†	3.25%	11/15/2021	4,310	8,668,488
Toll Brothers Finance Corp.	0.50%	9/15/2032	10,395	10,784,812
Total				19,453,300

Internet Software & Services 12.30%
Cornerstone OnDemand, Inc.	1.50%	7/1/2018	9,321	9,274,395
LinkedIn Corp.†	0.50%	11/1/2019	11,105	11,063,412
Priceline Group, Inc. (The)†	0.90%	9/15/2021	34,400	33,819,500
Twitter, Inc.†	1.00%	9/15/2021	20,690	18,776,175
Vipshop Holdings Ltd. (China)(a)	1.50%	3/15/2019	2,540	3,525,838
Yahoo!, Inc.	Zero Coupon	12/1/2018	25,330	27,451,387
Total				103,910,707

Machinery 1.69%
Chart Industries, Inc.	2.00%	8/1/2018	9,875	9,733,047
Danaher Corp.	Zero Coupon	1/22/2021	1,800	4,511,250
Total				14,244,297

Miscellaneous: Energy 0.51%
SolarCity Corp.†	1.625%	11/1/2019	4,380	4,317,037

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous: Transportation 1.73%
Echo Global Logistics, Inc.	2.50%	5/1/2020	$7,896	$8,562,225
XPO Logistics, Inc.	4.50%	10/1/2017	2,000	6,023,750
Total				14,585,975

Oil & Gas Products 0.56%
Energy XXI Ltd.	3.00%	12/15/2018	13,946	4,741,640

Oil Services 1.03%
Helix Energy Solutions Group, Inc.	3.25%	3/15/2032	8,500	8,696,562

Oil: Integrated 1.40%
Chesapeake Energy Corp.	2.50%	5/15/2037	12,129	11,810,614

Pharmaceuticals 4.75%
Gilead Sciences, Inc.	1.625%	5/1/2016	3,845	18,996,722
Isis Pharmaceuticals, Inc.†	1.00%	11/15/2021	5,950	7,192,063
Mylan, Inc.	3.75%	9/15/2015	2,565	13,968,028
Total				40,156,813

Precious Metals 0.95%
Royal Gold, Inc.	2.875%	6/15/2019	7,585	8,059,062

Real Estate 0.57%
American Realty Capital Properties, Inc.	3.00%	8/1/2018	5,000	4,800,000

Retail: Specialty 1.42%
Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	11,745	11,987,241

Semiconductors 9.70%
Intel Corp.	3.25%	8/1/2039	13,455	22,881,977
Lam Research Corp.	0.50%	5/15/2016	4,225	5,677,344
Micron Technology, Inc.	2.125%	2/15/2033	5,340	13,757,175
Micron Technology, Inc.	3.00%	11/15/2043	11,405	12,887,650
Rambus, Inc.	1.125%	8/15/2018	7,694	10,641,764
SunPower Corp.	0.75%	6/1/2018	11,860	16,092,537
Total				81,938,447

Software – Applications & Systems 2.98%
FireEye, Inc.†	1.00%	6/1/2035	3,255	3,421,819
FireEye, Inc.†	1.625%	6/1/2035	2,300	2,419,313
Medidata Solutions, Inc.	1.00%	8/1/2018	8,660	10,668,037
Proofpoint, Inc.	1.25%	12/15/2018	2,900	4,645,437
salesforce.com, Inc.	0.25%	4/1/2018	3,230	4,047,594
Total				25,202,200

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 1.40%
U.S. Steel Corp.	2.75%	4/1/2019	$9,730	$11,870,600
Total Convertible Bonds (cost $525,968,392)				551,146,788

	Dividend Rate		Shares (000)

CONVERTIBLE PREFERRED STOCKS 16.84%

Banks: Regional 2.78%
Wells Fargo & Co.	7.50%		19	23,463,391

Diversified Financials 0.88%
AMG Capital Trust II	5.15%		121	7,456,625

Health Services 2.12%
Anthem, Inc.	5.25%		329	17,902,594

Homebuilders 0.90%
William Lyon Homes, Inc. Unit	6.50%		67	7,638,000

Oil: Integrated 3.20%
Chesapeake Energy Corp.†	5.75%		25	20,593,750
Penn Virginia Corp.†	6.00%		123	6,429,210
Total				27,022,960

Pharmaceuticals 2.99%
Actavis plc	5.50%		24	25,227,286

Real Estate 1.64%
American Tower Corp.	5.50%		138	13,901,250

Utilities: Electric 1.46%
NextEra Energy, Inc.	5.799%		220	12,323,399

Wireless Communications Services 0.87%
T-Mobile US, Inc.	5.50%		106	7,317,678
Total Convertible Preferred Stocks (cost $144,613,944)				142,253,183

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BOND 0.49%

Banks: Regional
Wells Fargo & Co.†
(cost $4,320,000)	0.125%	4/28/2021	$4,320	$4,170,096

	Exercise Price	Expiration Date	Shares (000)

WARRANT 0.00%

Miscellaneous: Energy
Evergreen Energy, Inc.*
(cost $0)	$7.20	2/4/2016	182	–	(b)
Total Long-Term Investments (cost $801,931,690)				831,829,419

			Principal Amount (000)
SHORT-TERM INVESTMENT 2.30%

Repurchase Agreement

Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with Fixed Income Clearing Corp. collateralized by $19,795,000 of U.S. Treasury Note at 0.75% due 10/31/2017; value: $19,802,067; proceeds: $19,410,373 (cost $19,410,373)			$19,410	19,410,373

Total Investments in Securities 100.75% (cost $821,342,063)				851,239,792
Liabilities in Excess of Cash & Other Assets (0.75%)				(6,360,716)
Net Assets 100.00%				$844,879,076

Unit	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Valued at zero as of May 31, 2015.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2015

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Common Stocks	$134,259,352	$–	$–		$134,259,352
Convertible Bonds	–	551,146,788	–		551,146,788
Convertible Preferred Stocks
Banks: Regional(3)	23,463,391	–	–		23,463,391
Diversified Financials	–	7,456,625	–		7,456,625
Health Services	17,902,594	–	–		17,902,594
Homebuilders	–	7,638,000	–		7,638,000
Oil: Integrated	–	27,022,960	–		27,022,960
Pharmaceuticals	25,227,286	–	–		25,227,286
Real Estate	13,901,250	–	–		13,901,250
Utilities: Electric	12,323,399	–	–		12,323,399
Wireless Communications Services	7,317,678	–	–		7,317,678
Corporate Bond	–	4,170,096	–		4,170,096
Warrant	–	–	–	(4)	–	(4)
Repurchase Agreement	–	19,410,373	–		19,410,373
Total	$234,394,950	$616,844,842	$–	(4)	$851,239,792
(1)	Refer to Note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of May 31, 2015, Wells Fargo & Co. was categorized as Level 1 due to active market trading. During the period ended May 31, 2015, $14,142,698 was transferred from Level 2 to Level 1.
(4)	Valued at zero as of May 31, 2015.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Warrant
Balance as of December 1, 2014	$–	(1)
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	–
Purchases	–
Sales	–
Net transfers in or out of Level 3	–
Balance as of May 31, 2015	$–	(1)
(1)	Valued at zero as of December 1, 2014 and May 31, 2015, respectively.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 95.27%

ASSET-BACKED SECURITY 0.04%

Other
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2† (cost $2,397,406)	0.54%	#	2/1/2041		$2,800	$2,629,200

				Shares (000)
COMMON STOCKS 0.02%

Metals/Minerals 0.01%
Mirabela Nickel Ltd.*(a)				AUD	8,607	821,207

Service 0.01%
Travelport Worldwide Ltd. (United Kingdom)(b)					24	360,171
Total Common Stocks (cost $660,179)						1,181,378

				Principal Amount (000)
CORPORATE BONDS 5.29%

Aerospace 0.10%
Air Canada (Canada)†(b)	7.75%		4/15/2021		$6,250	6,718,750

Chemicals 0.24%
Grupo Idesa SA de CV (Mexico)†(b)	7.875%		12/18/2020		3,400	3,570,000
Hexion, Inc.	6.625%		4/15/2020		8,950	8,480,125
TPC Group, Inc.†	8.75%		12/15/2020		4,660	4,531,850
Total						16,581,975

Consumer Non-Durables 0.33%
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%		5/1/2020		1,600	1,288,000
Hot Topic, Inc.†	9.25%		6/15/2021		5,000	5,437,500
NES Rentals Holdings, Inc.†	7.875%		5/1/2018		10,295	10,578,113
Springs Industries, Inc.	6.25%		6/1/2021		5,500	5,445,000
Total						22,748,613

Energy 1.33%
Bill Barrett Corp.	7.00%		10/15/2022		1,475	1,357,000
Bill Barrett Corp.	7.625%		10/1/2019		1,543	1,481,280
Clayton Williams Energy, Inc.	7.75%		4/1/2019		4,905	4,635,225

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)
CrownRock LP/CrownRock Finance, Inc.†	7.75%		2/15/2023	$2,650	$2,828,875
Energy Transfer Equity LP	7.50%		10/15/2020	3,717	4,265,258
FTS International, Inc.†(c)	7.783%	#	6/15/2020	13,883	13,891,302
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%		2/11/2020	7,500	6,712,500
Gulfport Energy Corp.	7.75%		11/1/2020	2,965	3,150,313
Light Tower Rentals, Inc.†	8.125%		8/1/2019	3,935	3,344,750
Memorial Resource Development Corp.†	5.875%		7/1/2022	3,125	3,070,313
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%		11/15/2020	3,840	4,012,800
Parsley Energy LLC/Parsley Finance Corp.†	7.50%		2/15/2022	6,000	6,292,200
Penn Virginia Corp.	8.50%		5/1/2020	1,846	1,753,700
Rex Energy Corp.	8.875%		12/1/2020	3,920	3,665,200
Rockies Express Pipeline LLC†	5.625%		4/15/2020	7,275	7,620,562
Sabine Pass Liquefaction LLC†	5.625%		3/1/2025	9,800	9,836,750
Seven Generations Energy Ltd. (Canada)†(b)	8.25%		5/15/2020	8,875	9,562,812
Ultra Petroleum Corp.†	6.125%		10/1/2024	5,216	4,818,280
Total					92,299,120

Financial 0.08%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%		12/15/2020	4,075	4,207,438
CNO Financial Group, Inc.	4.50%		5/30/2020	1,637	1,695,236
Total					5,902,674

Food & Drug 0.26%
BI-LO LLC/BI-LO Finance Corp.†	9.25%		2/15/2019	5,495	5,728,538
Checkers Drive-In Restaurants, Inc.†	11.00%		12/1/2017	5,900	6,408,875
WhiteWave Foods Co. (The)	5.375%		10/1/2022	5,295	5,731,837
Total					17,869,250

Food/Tobacco 0.28%
Carrols Restaurant Group, Inc.†	8.00%		5/1/2022	1,715	1,805,038
CEC Entertainment, Inc.	8.00%		2/15/2022	4,017	4,097,340
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(b)	9.875%		2/1/2020	5,405	5,715,787
PF Chang’s China Bistro, Inc.†	10.25%		6/30/2020	7,875	8,150,625
Total					19,768,790

Forest Products 0.06%
PaperWorks Industries, Inc.†	9.50%		8/15/2019	4,260	4,339,875

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure 0.25%
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	$4,995	$5,307,187
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	4,601	4,629,756
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	4,183	4,486,268
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	2,864	3,094,910
Total				17,518,121

Healthcare 0.03%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	4.875%	4/15/2020	2,254	2,315,985

Housing 0.20%
CPG Merger Sub LLC†	8.00%	10/1/2021	3,918	4,133,490
Modular Space Corp.†	10.25%	1/31/2019	5,100	4,373,250
Ply Gem Industries, Inc.	6.50%	2/1/2022	5,520	5,395,800
Total				13,902,540

Information Technology 0.08%
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	5,292	5,358,150

Media/Telecommunications 0.35%
iHeartCommunications, Inc.	5.50%	12/15/2016	9,000	8,707,500
iHeartCommunications, Inc.	10.00%	1/15/2018	5,250	4,547,813
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	4,630	4,844,137
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	2,283	2,419,980
Zayo Group LLC/Zayo Capital, Inc.†	6.00%	4/1/2023	3,381	3,413,086
Total				23,932,516

Metals/Minerals 0.25%
Coeur Mining, Inc.	7.875%	2/1/2021	10,000	8,650,000
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/16/2044	50	5
Penn Virginia Corp.	7.25%	4/15/2019	1,339	1,205,100
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	8,250	7,218,750
Total				17,073,855

Retail 0.41%
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	7,596	7,671,960
Rent-A-Center, Inc.	6.625%	11/15/2020	5,280	5,253,600
Rite Aid Corp.†	6.125%	4/1/2023	4,606	4,807,512
Tops Holding LLC/Tops Markets LLC	8.875%	12/15/2017	6,000	6,300,000
Toys R Us Property Co. II LLC	8.50%	12/1/2017	3,990	4,039,875
Total				28,072,947

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Service 0.39%
Alliance Data Systems Corp.†	6.375%		4/1/2020		$3,760	$3,933,900
First Data Corp.	10.625%		6/15/2021		2,275	2,576,437
Jurassic Holdings III, Inc.†	6.875%		2/15/2021		7,250	6,071,875
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%		10/1/2017		13,600	14,246,000
Total						26,828,212

Transportation 0.38%
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(b)	6.25%		10/30/2019		9,340	8,452,700
Florida East Coast Holdings Corp.†	6.75%		5/1/2019		4,987	4,987,000
GasLog Ltd.†(a)	7.00%	#	6/27/2018	NOK	38,000	5,097,636
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(b)	7.75%		10/15/2021		$7,485	7,494,356
Total						26,031,692

Utility 0.27%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(d)	11.75%		3/1/2022		7,883	8,813,776
Illinois Power Generating Co.	7.00%		4/15/2018		7,007	6,831,825
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		2,879	3,167,140
Total						18,812,741
Total Corporate Bonds (cost $373,934,946)						366,075,806

FLOATING RATE LOANS(e) 89.42%

Aerospace 2.86%
American Airlines, Inc. 2015 New Term Loan	3.50%		6/27/2020		38,722	38,721,926
AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(b)	3.50%		7/16/2018		19,196	19,261,855
DAE Aviation Holdings, Inc. 2nd Lien Initial Term Loan	7.75%		8/5/2019		13,052	13,182,520
Delta Air Lines, Inc. 2014 Term Loan B1	3.25%		10/18/2018		33,757	33,800,824
Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%		10/9/2020		14,315	14,332,721
TransDigm, Inc. Tranche C Term Loan	3.75%		2/28/2020		29,457	29,444,265
TransDigm, Inc. Tranche D Term Loan	3.75%		6/4/2021		5,195	5,197,774
United Air Lines, Inc. Class B Term Loan	3.50%		4/1/2019		26,177	26,265,450
United Air Lines, Inc. Class B1 Term Loan	3.75%		9/15/2021		17,612	17,706,866
Total						197,914,201

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Chemicals 2.95%
American Pacific Corp. Term Loan	7.00%	2/27/2019		$12,996	$13,147,712
Axalta Coating Systems Dutch Holding B B.V. Refinanced Term Loan B	3.75%	2/1/2020		23,649	23,678,088
Chemours Company Co. (The) Tranche B Term Loan	3.75%	5/12/2022		17,146	17,199,581
EWT Holdings III Corp. 1st Lien Term Loan	4.75%	1/15/2021		11,972	12,016,710
Huntsman International LLC 2014-1 Incremental Term Loan	3.75%	8/12/2021		29,925	30,060,560
INEOS Finance plc 2022 Euro Term Loan(a)	4.25%	3/31/2022	EUR	8,950	9,878,001
INEOS US Finance LLC 2022 Dollar Term Loan	4.25%	3/31/2022		$10,665	10,694,489
INEOS US Finance LLC Cash Dollar Term Loan	3.75%	5/4/2018		23,185	23,222,219
OXEA Finance & Cy S.C.A. 1st Lien Tranche B2 Term Loan	4.25%	1/15/2020		14,622	14,152,638
OXEA Finance & Cy S.C.A. 2nd Lien Term Loan	8.25%	7/15/2020		15,907	14,729,882
Phibro Animal Health Corp. Term Loan B	4.00%	4/16/2021		10,167	10,160,159
Tata Chemicals North America Term Loan	3.75%	8/7/2020		25,273	25,289,148
Total					204,229,187

Consumer Durables 0.24%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020		11,708	9,425,231
Spectrum Brands, Inc. Tranche A Term Loan	3.00%	9/4/2017		3,303	3,308,696
Spectrum Brands, Inc. Tranche C Term Loan	3.50%	9/4/2019		4,027	4,043,735
Total					16,777,662

Consumer Non-Durables 1.08%
Charger OpCo B.V. EUR Term Loan B1(a)	3.50%	7/23/2021	EUR	11,950	13,279,557
Charger OpCo B.V. US Term Loan B1 (Netherlands)(b)	3.50%	7/23/2021		$16,610	16,679,181
FGI Operating Co. LLC Term Loan B	5.50%	4/19/2019		18,477	18,038,085
Hanesbrands, Inc. New Term Loan B	3.25%	4/29/2022		5,878	5,933,106
Nortek, Inc. Term Loan	3.50%	10/30/2020		3,918	3,913,710
Vogue International LLC Tranche B Initial Term Loan	5.75%	2/14/2020		16,629	16,816,202
Total					74,659,841

Energy 3.28%
Bayonne Energy Center LLC Advance Term Loan B	5.00%	8/19/2021		9,184	9,260,548
C&J Energy Services, Inc. Tranche B1 Initial Term Loan	6.50%	3/24/2020		14,622	13,811,722
Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021		9,840	9,872,767

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/12/2021	$16,758	$16,073,235
CITGO Holding, Inc. Term Loan	9.50%	5/12/2018	1,957	1,986,412
CITGO Petroleum Corp. Term Loan B	4.50%	7/29/2021	12,201	12,264,726
EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020	18,408	18,454,283
EMG Utica LLC Term Loan	4.75%	3/27/2020	13,272	13,105,878
Energy Transfer Equity LP 2013 Term Loan	3.25%	12/2/2019	7,200	7,178,508
Energy Transfer Equity LP Term Loan	4.00%	12/2/2019	9,104	9,125,801
Fieldwood Energy LLC 2nd Lien Closing Date Term Loan	8.375%	9/30/2020	25,827	21,291,494
Gates Global LLC Initial Dollar Term Loan	4.25%	7/5/2021	11,694	11,664,361
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	13,638	12,973,296
Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	6,367	6,434,681
MEG Energy Corp. New Term Loan (Canada)(b)	3.75%	3/31/2020	10,492	10,345,556
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020	12,875	12,875,000
NGPL PipeCo LLC Term Loan	6.75%	9/15/2017	3,637	3,510,501
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	22,059	17,101,111
Western Refining, Inc. 2013 Term Loan	4.25%	11/12/2020	18,990	19,055,317
Total				226,385,197

Financial 3.31%
Alliant Holdings I LLC Initial Term Loan	5.00%	12/20/2019	20,314	20,517,565
Communications Sales & Leasing, Inc. Term Loan	5.00%	10/24/2022	17,140	17,112,147
Delos Finance S.A.R.L. Term Loan (Luxembourg)(b)	3.50%	3/6/2021	40,296	40,392,917
Fly Funding II S.A.R.L Term Loan (Luxembourg)(b)	3.50%	8/9/2019	31,627	31,750,028
HUB International Ltd. Initial Term Loan	4.00%	10/2/2020	27,491	27,427,591
National Financial Partners Corp. 2014 Specified Refinancing Term Loan	4.50%	7/1/2020	22,573	22,671,829
Ocwen Loan Servicing Initial Term Loan	5.00%	2/15/2018	22,816	22,679,097
PGX Holdings, Inc. 1st Lien Initial Term Loan	6.25%	9/29/2020	5,446	5,486,908
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	3.75%	3/1/2021	20,182	20,000,451
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	6.75%	2/28/2022	19,435	19,222,209
Walter Investment Management Corp. Tranche B Term Loan	4.75%	12/18/2020	1,589	1,508,941
Total				228,769,683

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food & Drug 2.78%
Albertson’s LLC Term Loan B2	5.375%	3/21/2019		$64,824	$65,257,579
New Albertson’s, Inc. Term Loan B	4.75%	6/27/2021		5,477	5,502,124
P.F. Chang’s China Bistro, Inc. Borrowing Term Loan	4.25%	6/30/2020		18,313	18,175,346
Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021		15,054	15,217,464
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020		21,230	21,482,106
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021		21,295	21,365,874
Smart & Final, Inc. 1st Lien Term Loan	4.00%	11/15/2019		22,394	22,464,125
Supervalu, Inc. New Term Loan	4.50%	3/21/2019		22,246	22,343,755
Total					191,808,373

Food/Tobacco 3.14%
Candy Intermediate Holdings, Inc. Initial Term Loan	7.50%	6/18/2018		16,502	16,543,388
Del Monte Foods, Inc. 2nd Lien Initial Term Loan	8.25%	8/18/2021		8,000	7,315,000
Diamond Foods, Inc. Term Loan	4.25%	8/20/2018		10,060	10,087,984
Fairway Group Acquisition Co. 2013 Term Loan	5.00%	8/17/2018		7,279	7,066,240
H.J. Heinz Co. Term Loan B2	3.25%	6/5/2020		69,711	69,833,409
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020		25,171	25,580,331
New Red Finance, Inc. Term Loan B (Canada)(b)	3.75%	12/10/2021		32,776	32,843,916
Performance Food Group, Inc. 2nd Lien Initial Term Loan	6.25%	11/14/2019		17,415	17,537,986
Pinnacle Foods Finance LLC New Term Loan G	3.00%	4/29/2020		13,782	13,768,421
Post Holdings, Inc. Series A Incremental Term Loan	3.75%	6/2/2021		16,163	16,147,322
Total					216,723,997

Forest Products 2.84%
A. Schulman, Inc. Initial U.S. Term Loan B	4.00%	6/1/2022		6,859	6,897,616
Berry Plastics Corp. Term Loan D	3.50%	2/8/2020		25,411	25,406,052
Caraustar Industries, Inc. Term Loan	8.00%	5/1/2019		19,441	19,556,340
CD&R Millennium Holdco 6 S.A.R.L. 1st Lien Initial Dollar Term Loan (Luxembourg)(b)	4.50%	7/31/2021		9,796	9,834,566
CD&R Millennium Holdco 6 S.A.R.L. 2nd Lien Initial Term Loan (Luxembourg)(b)	8.25%	7/31/2022		16,195	16,242,209
Flying Fortress, Inc. New Term Loan	3.50%	4/30/2020		19,245	19,314,850
Onex Wizard Acquisition Co. II S.C.A. Initial Dollar Term Loan	4.25%	3/11/2022		11,631	11,703,694
Onex Wizard Acquisition Co. II S.C.A. Initial Euro Term Loan(a)	4.25%	3/11/2022	EUR	8,950	9,954,870

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forest Products (continued)
Reynolds Group Holdings, Inc. Incremental US Term Loan	4.50%	12/1/2018	$23,995	$24,132,028
Signode Industrial Group LUX SA Initial Term Loan B	3.75%	5/1/2021	31,244	31,224,454
Viskase Cos., Inc. Initial Term Loan	4.25%	1/30/2021	22,248	21,955,871
Total				196,222,550

Gaming/Leisure 7.02%
Caesar’s Entertainment Operating Co., Inc. Term Loan B6	11.00%	3/1/2017	15,710	14,760,252
Caesar’s Entertainment Operating Co., Inc. Term Loan B7	9.00% - 9.75%	1/28/2018	10,753	9,923,282
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	19,311	18,614,092
Caesar’s Growth Properties Holdings LLC 1st Lien Term Loan B	6.25%	5/8/2021	19,850	18,006,729
Cannery Casino Resorts LLC 1st Lien Term Loan	6.00%	10/2/2018	4,234	4,226,862
Cannery Casino Resorts LLC 2nd Lien Term Loan	10.00%	10/2/2019	23,767	21,816,205
CCM Merger, Inc. Term Loan	4.50%	8/6/2021	17,027	17,146,869
CityCenter Holdings LLC Term Loan B	4.25%	10/16/2020	28,635	28,784,921
Diamond US Holding LLC Initial Term Loan	4.75%	12/17/2021	11,626	11,698,524
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	18,000	18,337,500
Equinox Holdings, Inc. New Initial 1st Lien Term Loan	5.00%	1/31/2020	25,375	25,581,627
Four Seasons Holdings, Inc. 2013 1st Lien Term Loan (Canada)(b)	3.50%	6/27/2020	12,655	12,683,613
Global Cash Access, Inc. Term Loan B	6.25%	12/18/2020	14,656	14,835,011
Hilton Worldwide Finance LLC Initial Term Loan	3.50%	10/26/2020	52,763	52,918,269
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	34,869	34,910,422
MGM Resorts International Term Loan B	3.50%	12/20/2019	42,222	42,243,790
Mohegan Tribal Gaming Authority Term Loan A	4.525%	6/15/2018	4,898	4,881,665
Mohegan Tribal Gaming Authority Term Loan B	5.50%	11/19/2019	20,797	20,769,393
Peninsula Gaming LLC Term Loan B	4.25%	11/20/2017	12,543	12,602,762
Pinnacle Entertainment, Inc. Tranche B2 Term Loan	3.75%	8/13/2020	17,561	17,637,386
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	9,938	9,818,167
Scientific Games International, Inc. Initial Term Loan	6.00%	10/18/2020	4,115	4,137,995
Scientific Games International, Inc. Initial Term Loan B2	6.00%	10/1/2021	27,252	27,398,178
Seminole Hard Rock Entertainment, Inc. New Term Loan B	3.50%	5/14/2020	15,720	15,710,175

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	$10,303	$10,318,542
Town Sports International LLC Initial Term Loan	4.50%	11/15/2020	11,280	9,647,455
Yonkers Racing Corp. 1st Lien Initial Term Loan	4.25%	8/20/2019	5,730	5,643,623
Total				485,053,309

Healthcare 11.43%
Acadia Healthcare Co, Inc. Tranche B Term Loan	4.25%	2/11/2022	9,183	9,280,295
Alere, Inc. Term Loan B	4.25%	6/10/2022	4,879	4,899,323
AmSurg Corp. Initial Term Loan	3.75%	7/16/2021	16,606	16,684,723
Ardent Medical Services, Inc. 1st Lien Term Loan	6.75%	7/2/2018	22,532	22,634,777
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	1/2/2019	9,786	9,920,268
Auris Luxembourg III S.A.R.L. Facility Term Loan B2 (Luxembourg)(b)	5.50%	1/17/2022	6,865	6,886,453
Biomet, Inc. Dollar Term Loan B2	3.685%	7/25/2017	13,186	13,190,173
Catalent Pharma Solutions, Inc. Dollar Term Loan	4.25%	5/20/2021	7,821	7,863,660
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	22,382	22,514,848
CHS/Community Health Systems, Inc. 2018 Incremental Term Loan F	3.435% - 3.534%	12/31/2018	27,305	27,418,725
CHS/Community Health Systems, Inc. 2019 Incremental Term Loan G	3.75%	12/31/2019	51,350	51,420,863
CHS/Community Health Systems, Inc. 2019 Term Loan A	2.435% - 2.534%	1/25/2019	33,842	33,791,616
Concordia Healthcare Corp. Initial Term Loan (Canada)(b)	4.75%	4/21/2022	5,878	5,936,780
DaVita HealthCare Partners, Inc. Tranche B Term Loan	3.50%	6/24/2021	20,771	20,858,028
Emdeon, Inc. Term Loan B2	3.75%	11/2/2018	26,601	26,697,089
Genoa, a QoL Healthcare Co. LLC 1st Lien Initial Term Loan	4.50%	4/29/2022	2,939	2,945,436
Grifols Worldwide Operations Ltd. US Tranche B Term Loan	3.185%	2/27/2021	41,943	42,104,321
HCA, Inc. Tranche B4 Term Loan	3.025%	5/1/2018	36,306	36,359,483
HCA, Inc. Tranche B5 Term Loan	2.935%	3/31/2017	9,770	9,783,637
Horizon Pharma, Inc. 2015 Term Loan	4.50%	5/7/2021	6,859	6,909,002
Iasis Healthcare LLC Term Loan B2	4.50%	5/3/2018	24,164	24,282,371
IMS Health, Inc. Dollar Term Loan B	3.50%	3/17/2021	10,458	10,467,778
Kindred Healthcare, Inc. New Term Loan	4.25%	4/9/2021	26,262	26,426,459
Kinetic Concepts, Inc. Dollar Term Loan E1	4.50%	5/4/2018	30,195	30,459,214

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Healthcare (continued)
Mallinckrodt International Finance SA Incremental Term Loan B1 (Luxembourg)(b)	3.50%	3/19/2021		$28,368	$28,421,347
Millennium Health LLC Tranche B Term Loan	5.25%	4/16/2021		38,358	26,946,715
MPH Acquisition Holdings LLC Initial Term Loan	3.75%	3/31/2021		31,671	31,656,743
National Mentor Holdings, Inc. Tranche B Term Loan	4.25%	1/31/2021		25,698	25,796,286
Onex Carestream Finance LP 2013 1st Lien Term Loan	5.00%	6/7/2019		6,999	7,019,437
Par Pharmaceutical Cos., Inc. Term Loan B3	4.25%	9/30/2019		7,818	7,850,507
PharMedium Healthcare Corp. 1st Lien Initial Term Loan	4.25%	1/28/2021		18,055	18,055,492
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022		3,543	3,569,890
RPI Finance Trust Term Loan B4	3.50%	11/9/2020		12,441	12,476,898
Sterigenics-Nordion Holdings LLC Initial Term Loan	4.25%	5/15/2022		14,697	14,733,742
Surgical Care Affiliates, Inc. Initial Term Loan	4.25%	3/17/2022		22,050	22,160,250
United Surgical Partners International, Inc. Extended Term Loan	4.25%	4/19/2017		3,772	3,782,841
United Surgical Partners International, Inc. New Tranche B Term Loan	4.75%	4/3/2019		18,936	18,989,442
Valeant Pharmaceuticals International, Inc. Series C2 Tranche B Term Loan (Canada)(b)	3.50%	12/11/2019		8,071	8,090,159
Valeant Pharmaceuticals International, Inc. Series D2 Term Loan B (Canada)(b)	3.50%	2/13/2019		2,469	2,471,202
Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan (Canada)(b)	3.50%	8/5/2020		54,767	54,852,117
Valeant Pharmaceuticals International, Inc. Series F1 Tranche B Term Loan (Canada)(b)	4.00%	4/1/2022		33,305	33,439,386
Total					790,047,776

Housing 2.07%
Atkore International, Inc. 1st Lien Initial Term Loan	4.50%	4/9/2021		18,272	17,914,069
Atkore International, Inc. 2nd Lien Initial Term Loan	7.75%	10/9/2021		9,475	8,930,188
Cemex España S.A. EUR Facility B1 Term Loan(a)	4.50%	2/14/2017	EUR	12,485	13,721,202
Cemex España S.A. Facility A4 Term Loan (Mexico)(b)	4.683%	2/14/2017		$14,103	14,103,191
CPG International, Inc. Term Loan	4.75%	9/30/2020		17,976	17,919,915
Nortek, Inc. Term Loan B	3.50%	10/30/2020		15,186	15,181,292

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Housing (continued)
Realogy Group LLC Extended Synthetic Commitment	0.026%	10/10/2016	$2,577	$2,553,024
Realogy Group LLC Initial 2014 Term Loan B	3.75%	3/5/2020	35,767	35,861,754
Starwood Property Trust, Inc. 1st Lien Term Loan	3.50%	4/17/2020	16,768	16,830,895
Total				143,015,530

Information Technology 7.37%
AF Borrower LLC 1st Lien Initial Term Loan	6.25%	1/28/2022	23,453	23,570,382
AF Borrower LLC 2nd Lien Initial Term Loan	10.00%	1/30/2023	10,600	10,617,702
Applied Systems, Inc. 1st Lien Initial Term Loan	4.25% - 5.50%	1/25/2021	11,801	11,840,357
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	54,747	54,877,155
Black Knight InfoServ LLC Term Loan B	3.50%	5/27/2022	4,899	4,932,705
Blue Coat Holdings, Inc. Initial Term Loan	4.50%	5/20/2022	24,499	24,567,965
BMC Software Finance, Inc. Initial US Term Loan	5.00%	9/10/2020	12,587	12,387,048
CDW LLC Term Loan	3.25%	4/29/2020	11,792	11,781,856
DealerTrack Technologies, Inc. Term Loan	3.50%	2/28/2021	24,328	24,357,964
Dell International LLC Term Loan B	4.50%	4/29/2020	54,025	54,162,693
Dell International LLC Term Loan C	3.75%	10/29/2018	13,920	13,943,596
Eastman Kodak Co. Exit Term Loan	7.25%	9/3/2019	13,276	13,357,225
Epicor Software Corp. Term Loan B2	5.25%	5/16/2018	20,291	20,344,668
EZE Software Group LLC 1st Lien Term Loan B1	4.00%	4/6/2020	12,828	12,859,821
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021	18,256	17,891,237
Freescale Semiconductor, Inc. Tranche B4 Term Loan	4.25%	2/28/2020	39,771	39,942,452
Freescale Semiconductor, Inc. Tranche B5 Term Loan	5.00%	1/15/2021	7,973	8,042,131
Infinity Acquisition LLC Initial Term Loan	4.00%	8/6/2021	16,228	16,258,454
Infor (US), Inc. Tranche B3 Term Loan	3.75%	6/3/2020	6,842	6,820,913
Infor (US), Inc. Tranche B5 Term Loan	3.75%	6/3/2020	26,274	26,196,231
ION Trading Technologies S.A.R.L. 1st Lien Initial Dollar Term Loan (Luxembourg)(b)	4.25%	6/10/2021	5,294	5,287,500
ION Trading Technologies S.A.R.L. 2nd Lien Term Loan (Luxembourg)(b)	7.25%	6/10/2022	13,000	12,945,855
Mitchell International, Inc. Initial Term Loan	4.50%	10/12/2020	17,670	17,765,870
NXP B.V. Tranche D Term Loan (Netherlands)(b)	3.25%	1/11/2020	26,375	26,329,934
Science Applications International Corp. Incremental Tranche B Term Loan	3.75%	5/4/2022	18,223	18,337,247
SunGard Data Systems, Inc. Tranche E Term Loan	4.00%	3/8/2020	7,575	7,598,219

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Information Technology (continued)
TTM Technologies, Inc. Term Loan B	6.00%	5/31/2021		$12,247	$12,190,909
Total					509,208,089

Manufacturing 3.21%
Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC Refinancing Term Loan	4.00%	12/13/2019		7,091	6,899,328
Alison Bidco S.A.R.L. 1st Lien Initial Dollar Term Loan B2 (Germany)(b)	5.50%	8/29/2021		6,856	6,753,076
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Germany)(b)	5.50%	8/29/2021		6,856	6,753,076
Alliance Laundry Systems LLC 1st Lien Initial Term Loan	4.25%	12/10/2018		22,672	22,751,875
Alliance Laundry Systems LLC 2nd Lien Initial Term Loan	9.50%	12/10/2019		9,456	9,538,264
Arris Enterprises, Inc. Term Loan Facility B	3.25%	4/17/2020		22,419	22,494,009
Energizer SpinCo, Inc. Term Loan B	–(f)	5/20/2022		4,899	4,923,495
Faenza Acquisition GmbH Dollar Term Loan B3 (Germany)(b)	4.25%	8/30/2020		2,406	2,420,642
Faenza Acquisition GmbH Initial Dollar Term Loan B1 (Germany)(b)	4.25%	8/30/2020		8,022	8,071,825
Faenza Acquisition GmbH Initial Dollar Term Loan B2 (Germany)	4.25%	8/30/2020		810	814,964
FPC Holdings, Inc. 1st Lien Initial Term Loan	5.25%	11/19/2019		19,164	19,091,861
FPC Holdings, Inc. 2nd Lien Initial Term Loan	9.25%	5/19/2020		12,805	12,420,850
Gardner Denver, Inc. Initial Dollar Term Loan	4.25%	7/30/2020		13,406	13,128,961
Hillman Group, Inc. (The) Initial Term Loan	4.50%	6/30/2021		16,983	17,051,935
Milacron LLC Term Loan	4.50%	9/28/2020		21,550	21,684,795
Road Infrastructure Investment LLC 2nd Lien 2014 Term Loan	7.75%	9/21/2021		6,895	6,567,487
TI Group Automotive Systems LLC Term Loan Facility	4.25%	7/2/2021		21,512	21,579,664
Unifrax Holding Co. New Dollar Term Loan B	4.25%	11/28/2018		12,747	12,750,022
Unifrax Holding Co. New EUR Term Loan(a)	5.25%	11/28/2018	EUR	5,535	6,144,470
Total					221,840,599

Media/Telecommunications 10.70%
Acquisitions Cogeco Cable II LP 2013 Term Loan B	3.25%	11/30/2019		$16,816	16,813,948
Affinion Group, Inc. Tranche B Term Loan	6.75%	4/30/2018		28,258	27,332,005
Altice Financing SA Term Loan (Luxembourg)(b)	5.50%	7/2/2019		12,708	12,877,287
CBS Outdoor Americas Capital LLC Term Loan	3.00%	1/31/2021		11,229	11,229,786
Cequel Communications LLC Term Loan	3.50%	2/14/2019		13,536	13,586,263

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	$30,039	$29,890,612
Charter Communications Operating LLC Term Loan F	3.00%	1/3/2021	13,707	13,646,769
Checkout Holding Corp. 2nd Lien Initial Term Loan	7.75%	4/11/2022	7,470	5,863,950
CommScope, Inc. Incremental Term Loan B	–(f)	5/27/2022	14,698	14,743,931
Consolidated Communications, Inc. Initial Term Loan	4.25%	12/23/2020	16,675	16,748,156
Crown Castle Operating Co. Extended Incremental Tranche B2 Term Loan	3.00%	1/31/2021	20,633	20,630,931
CSC Holdings LLC Term Loan B	2.685%	4/17/2020	30,187	30,088,788
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	17,591	17,684,094
Delta 2 (Lux) S.A.R.L. Facility B3 Term Loan (Luxembourg)(b)	4.75%	7/30/2021	44,568	44,655,652
Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019	7,087	7,162,666
Fibertech Networks LLC Term Loan	4.00%	12/18/2019	7,351	7,355,859
Getty Images, Inc. Initial Term Loan	4.75%	10/18/2019	10,359	8,570,698
iHeart Communications, Inc. Tranche D Term Loan	6.935%	1/30/2019	41,748	39,146,478
Level 3 Financing, Inc. Tranche B 2020 Term Loan	4.00%	1/15/2020	41,612	41,664,223
Level 3 Financing, Inc. Tranche B-III 2019 Term Loan	4.00%	8/1/2019	9,080	9,089,943
Lions Gate Entertainment Corp. 2nd Lien Term Loan (Canada)(b)	5.00%	3/17/2022	21,288	21,367,830
LTS Buyer LLC 1st Lien Term Loan B	4.00%	4/13/2020	17,280	17,306,071
MCC Iowa LLC Tranche H Term Loan	3.25%	1/29/2021	4,888	4,876,267
Mediacom Illinois LLC Tranche E Term Loan	3.15%	10/23/2017	23,223	23,228,525
Metro-Goldwyn-Mayer, Inc. 2nd Lien Term Loan	5.125%	6/26/2020	10,605	10,737,562
Newsday LLC Term Loan	3.685%	10/12/2016	13,295	13,295,385
Numericable U.S. LLC Dollar Denominated Tranche B1 Term Loan	4.50%	5/21/2020	21,518	21,620,105
Numericable U.S. LLC Dollar Denominated Tranche B2 Term Loan	4.50%	5/21/2020	18,635	18,723,872
Regal Cinemas Corp. Term Loan	3.75%	4/1/2022	8,817	8,865,229
SBA Senior Finance II LLC Incremental Tranche B1 Term Loan	3.25%	3/24/2021	11,990	11,956,887
Townsquare Media, Inc. Initial Term Loan	4.25%	4/1/2022	8,328	8,395,707
Tribune Co. Initial Term Loan	4.00%	12/27/2020	35,448	35,537,110
Univision Communications, Inc. Replacement 1st Lien Term Loan	4.00%	3/1/2020	47,925	47,916,632

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Virgin Media Investment Holdings Ltd. Facility Term Loan B	3.50%	6/7/2020	$18,028	$17,638,245
WaveDivision Holdings LLC Initial Term Loan	4.00%	10/15/2019	20,349	20,412,937
WMG Acquisitions Corp. Tranche B Refinancing Term Loan	3.75%	7/1/2020	1,710	1,698,521
Zayo Group LLC 2021 Term Loan	3.75%	5/6/2021	35,439	35,446,539
Ziggo B.V. US B1 Facility Term Loan (Netherlands)(b)	3.50%	1/15/2022	11,884	11,853,150
Ziggo B.V. US B2 Facility Term Loan (Netherlands)(b)	3.50%	1/15/2022	7,669	7,649,073
Ziggo B.V. US B3 Facility Term Loan (Netherlands)(b)	3.50%	1/15/2022	12,593	12,560,662
Total				739,868,348

Metals/Minerals 1.47%
American Rock Salt Co. LLC 1st Lien Closing Date Term Loan	4.75%	5/20/2021	22,849	22,891,341
Dynacast International LLC 1st Lien Term Loan B1	5.25%	1/28/2022	11,760	11,877,600
Dynacast International LLC 2nd Lien Initial Term Loan	9.50%	1/30/2023	5,691	5,776,276
FMG Resources Pty Ltd. Term Loan (Australia)(b)	3.75%	6/30/2019	47,327	42,973,546
Novelis, Inc. Term Loan B	4.00%	6/2/2022	18,133	18,138,623
Total				101,657,386

Retail 6.14%
Bass Pro Group LLC New Term Loan	4.00%	6/5/2020	12,591	12,559,522
BJ’s Wholesale Club, Inc. New 2013 1st Lien Replacement Term Loan	4.50%	9/26/2019	19,288	19,381,116
Burlington Coat Factory Warehouse Corp. Term Loan B3	4.25%	8/13/2021	19,293	19,391,204
Container Store, Inc. (The) Term Loan Facility	4.25%	4/6/2019	5,273	5,229,334
Dollar Tree, Inc. Initial Term Loan B	4.25%	3/9/2022	39,170	39,607,921
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	4,945	3,754,343
Hudson’s Bay Co. 1st Lien Initial Term Loan (Canada)(b)	4.75%	11/4/2020	6,097	6,131,581
J Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	11,296	10,316,205
J.C. Penney Corp., Inc. Term Loan	5.00%	6/20/2019	19,646	19,632,092
Jo-Ann Stores, Inc. Term Loan B	4.00%	3/16/2018	11,325	11,233,531
Kate Spade & Co. Initial Term Loan	4.00%	4/9/2021	15,891	15,878,816
Lands’ End, Inc. Initial Term Loan B	4.25%	4/4/2021	18,129	17,862,776
Leslie’s Poolmart, Inc. Additional Tranche B Term Loan	4.25%	10/16/2019	19,635	19,694,551
Men’s Wearhouse, Inc. (The) Tranche B Term Loan	4.50%	6/18/2021	7,301	7,345,572
Men’s Wearhouse, Inc. (The) Tranche B1 Term Loan	5.00%	6/18/2021	7,838	7,919,672

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020	$34,947	$35,049,244
National Vision, Inc. 1st Lien Initial Term Loan	4.00%	3/12/2021	19,597	19,425,526
Neiman Marcus Group, Inc. (The) Term Loan	4.25%	10/25/2020	20,794	20,832,636
Party City Holdings, Inc. 2014 Replacement Term Loan	4.00%	7/27/2019	19,368	19,429,631
PETCO Animal Supplies, Inc. New Term Loan	4.00%	11/24/2017	19,089	19,163,260
PetSmart, Inc. Tranche B1 Term Loan	4.25%	3/11/2022	47,750	47,960,878
Rue21, Inc. Term Loan B	5.625%	10/9/2020	9,586	8,908,989
Staples, Inc. 1st Lien Term Loan	–(f)	4/23/2021	24,870	24,924,465
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.00%	8/21/2019	13,389	12,790,742
Total				424,423,607

Service 10.84%
Acosta Holdco, Inc. Tranche B-1 Term Loan	4.25%	9/26/2021	10,750	10,796,787
ADS Waste Holdings, Inc. Tranche B2 Initial Term Loan	3.75%	10/9/2019	19,383	19,325,862
Advantage Sales & Marketing, Inc. 1st Lien Initial Term Loan	4.25%	7/23/2021	39,200	39,251,921
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	8,653	8,758,493
Aramark Corp. US Term Loan F	3.25%	2/24/2021	29,190	29,230,212
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	7,406	7,602,273
Asurion LLC Incremental Tranche B1 Term Loan	5.00%	5/24/2019	29,450	29,608,403
Asurion LLC Incremental Tranche B2 Term Loan	4.25%	7/8/2020	14,409	14,456,495
Atlantic Aviation FBO, Inc. 2013 Term Loan	3.25%	6/1/2020	18,063	18,036,995
AVSC Holding Corp. 1st Lien Initial Term Loan	4.50%	1/24/2021	26,724	26,824,393
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	8,000	8,166,800
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	4.75%	11/26/2020	16,796	16,757,178
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	8,315	8,407,260
Ceridian HCM Holding, Inc. Initial Term Loan	4.50%	9/15/2020	24,284	24,269,081
CompuCom Systems, Inc. Term Loan	4.25%	5/11/2020	10,549	9,896,557
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	13,281	13,326,582
Evergreen Skills Lux S.A.R.L. 1st Lien Initial Term Loan (Luxembourg)(b)	5.75%	4/28/2021	13,421	13,253,546
Evergreen Skills Lux S.A.R.L. 2nd Lien Initial Term Loan (Luxembourg)(b)	9.25%	4/28/2022	4,795	4,573,255
First Data Corp. 2017 2nd New Dollar Term Loan	3.685%	3/24/2017	14,698	14,701,968
First Data Corp. 2018 2nd New Term Loan B	3.685%	9/24/2018	8,000	8,007,800

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
First Data Corp. 2018 New Dollar Term Loan	3.685%	3/23/2018	$89,934	$89,990,418
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	21,939	21,761,753
Hertz Corp. (The) Tranche B2 Term Loan	3.50%	3/11/2018	2,845	2,840,976
IG Investments Holdings LLC Extended Tranche B Term Loan	6.00%	10/31/2021	35,444	35,591,796
InfoGroup, Inc. Term Loan B	7.50%	5/26/2018	17,159	16,687,594
Interactive Data Corp. Term Loan	4.75%	5/2/2021	14,658	14,727,942
iQor US, Inc. 1st Lien Term Loan B	6.00%	4/1/2021	16,943	16,074,368
Kasima LLC Term Loan	3.25%	5/17/2021	37,570	37,569,853
Landmark Aviation FBO Canada, Inc. Canadian Term Loan	4.75%	10/25/2019	379	381,733
LM U.S. Member LLC 1st Lien Initial Term Loan	4.75%	10/25/2019	9,553	9,622,304
LM U.S. Member LLC 2nd Lien Initial Term Loan	8.25%	1/25/2021	8,704	8,772,773
MH Sub I LLC 1st Lien Initial Term Loan	5.00%	7/8/2021	19,478	19,542,102
MH Sub I LLC 2nd Lien Initial Term Loan	8.50%	7/8/2022	9,722	9,630,856
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	3,920	3,895,500
Nord Anglia Education Finance LLC Initial Term Loan	4.50%	3/31/2021	17,072	17,120,309
PODS LLC 1st Lien Initial Term Loan	5.25%	2/2/2022	4,115	4,171,581
PODS LLC 2nd Lien Initial Term Loan	9.25%	2/2/2023	5,929	6,036,463
Sedgwick Claims Management Services, Inc. 2nd Lien Term Loan	6.75%	2/28/2022	7,840	7,754,270
SRA International, Inc. Term Loan	6.50%	7/20/2018	23,170	23,271,424
US Airways, Inc. Consenting Tranche B1 Term Loan	3.50%	5/23/2019	21,662	21,671,481
Vantiv LLC Term Loan B	3.75%	6/13/2021	23,254	23,381,179
WASH Multifamily Laundry Systems LLC 1st Lien Initial Canadian Term Loan	4.25%	5/13/2022	730	734,256
WASH Multifamily Laundry Systems LLC 1st Lien Initial US Term Loan	4.25%	5/13/2022	4,169	4,192,301
Waste Industries USA, Inc. Initial Term Loan	4.25%	2/27/2020	3,925	3,953,613
WP Mustang Holdings LLC 1st Lien Term Loan	5.50%	5/29/2021	24,813	24,897,731
Total				749,526,437

Transportation 1.92%
FCA US LLC Term Loan B	3.50%	5/24/2017	39,107	39,202,294
FCA US LLC Tranche B Term Loan	3.25%	12/31/2018	49,681	49,777,974
Navistar Financial Corp. 2011 Term Loan	3.188%	12/2/2016	12,553	12,364,825
Velocity Pooling Vehicle LLC Original 1st Lien Term Loan	5.00%	5/14/2021	13,145	11,633,033

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Transportation (continued)
YRC Worldwide, Inc. Initial Term Loan	8.25%		2/13/2019		$20,267	$20,013,448
Total						132,991,574

Utility 4.77%
Astoria Energy LLC Advance Term Loan B	5.00%		12/24/2021		19,262	19,514,821
Calpine Construction Finance Co. LP Term Loan B1	3.00%		5/3/2020		2,356	2,328,436
Calpine Construction Finance Co. LP Term Loan B2	3.25%		1/31/2022		9,705	9,637,075
Calpine Corp. Delayed Term Loan	4.00%		10/30/2020		18,763	18,802,839
Calpine Corp. Term Loan	4.00%		10/9/2019		20,490	20,545,034
Calpine Corp. Term Loan B	4.00%		5/27/2022		11,759	11,751,004
Dynegy, Inc. Tranche B2 Term Loan	4.00%		4/23/2020		16,215	16,324,907
Energy Future Intermediate Holding Co. LLC Term Loan	4.25%		6/19/2016		17,962	18,055,397
Essential Power LLC Term Loan	4.75%		8/8/2019		17,194	17,287,598
La Frontera Generation LLC Term Loan	4.50%		9/30/2020		19,480	19,547,034
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%		8/21/2020		26,525	26,591,313
Panda Sherman Power LLC Advance Construction Term Loan	9.00%		9/14/2018		27,800	27,625,895
Panda Temple Power II LLC Advance Construction Term Loan	7.25%		4/3/2019		28,975	27,960,875
Penn Products Terminals LLC Tranche B Term Loan	4.75%		4/13/2022		15,920	16,079,200
Texas Competitive Electric Holdings Co. LLC 2016 Extended 2011 Revolving Term Loan	4.668%		10/10/2016		19,594	11,862,600
Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan(d)	4.668%		10/10/2017		43,627	26,607,605
Texas Competitive Electric Holdings Co. LLC Non-Extending 2014 Term Loan(d)	4.668%		8/21/2015		65,095	39,274,092
Total						329,795,725
Total Floating Rate Loans (cost $6,233,298,162)						6,180,919,071

FOREIGN BONDS(a) 0.44%

Italy 0.03%
Wind Acquisition Finance SA†	4.146%	#	7/15/2020	EUR	2,000	2,225,156

Netherlands 0.12%
United Group BV†	7.875%		11/15/2020	EUR	1,070	1,259,489
United Group BV†	7.875%		11/15/2020	EUR	6,000	7,081,399
Total						8,340,888

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
United Kingdom 0.29%
Care UK Health & Social Care plc†	5.572%	#	7/15/2019	GBP	5,000	$7,431,845
Premier Foods Finance plc†	5.564%	#	3/16/2020	GBP	8,500	12,309,351
Total						19,741,196
Total Foreign Bonds (cost $34,396,806)						30,307,240

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.06%
Motel 6 Trust 2015-MTL6 E† (cost $3,960,338)	5.279%		2/5/2030		$4,000	4,022,480
Total Long-Term Investments (cost $6,648,647,837)						6,585,135,175

SHORT-TERM INVESTMENTS 6.72%

FLOATING RATE LOANS(e) 0.06%

Transportation
UC Holdings, Inc. Incremental Exit Term Loan	–(f)		12/14/2015		1,549	1,564,430
UC Holdings, Inc. Initial Term Loan	10.00%		12/14/2015		3,024	3,054,249
Total Floating Rate Loans (cost $4,572,949)						4,618,679

REPURCHASE AGREEMENT 6.66%
Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with Fixed Income Clearing Corp. collateralized by $96,000,000 of U.S. Treasury Bond at 8.50% due 2/15/2020; $32,000,000 of U.S. Treasury Note at 1.375% due 1/31/2020; $131,075,000 of U.S. Treasury Note at 1.375% due 2/29/2020; $65,640,000 of U.S. Treasury Note at 1.50% due 2/28/2019 and $109,000,000 of U.S. Treasury Note at 1.625% due 8/31/2019; value: $469,449,641; proceeds: $460,242,030 (cost $460,242,030)					460,242	460,242,030
Total Short-Term Investments (cost $464,814,979)						464,860,709
Total Investments in Securities 101.99% (cost $7,113,462,816)						7,049,995,884
Liabilities in Excess of Cash, Foreign Cash and Other Assets(g) (1.99%)						(137,772,671)
Net Assets 100.00%						$6,912,223,213

AUD	Australian dollar.
EUR	euro.
GBP	British pound.
NOK	Norwegian krone.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2015.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Defaulted security.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2015.
(f)	Interest rate to be determined.
(g)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	7/28/2015	650,000	$ 988,744	$ 993,059	$4,315
Australian dollar	Sell	UBS AG	6/29/2015	1,175,000	915,969	897,055	18,914
euro	Sell	Morgan Stanley	8/13/2015	32,500,000	36,255,222	35,730,608	524,614
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$547,843

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Morgan Stanley	8/13/2015	7,500,000	$ 8,246,201	$ 8,245,525	$(676)
euro	Buy	Morgan Stanley	8/13/2015	309,000	349,866	339,716	(10,150)
British pound	Sell	Morgan Stanley	7/28/2015	13,500,000	20,465,744	20,625,080	(159,336)
euro	Sell	Morgan Stanley	8/13/2015	41,000,000	44,077,854	45,075,537	(997,683)
euro	Sell	UBS AG	8/13/2015	1,175,000	1,279,752	1,291,799	(12,047)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,179,892)

Open Futures Contracts at May 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2015	302	Long	$ 36,157,422	$110,359

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	September 2015	674	Short	$(86,061,375)	$(301,326)

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2015

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Asset-Backed Security	$–	$2,629,200	$–	$2,629,200
Common Stocks
Metals/Minerals(3)	–	821,207	–	821,207
Service	360,171	–	–	360,171
Corporate Bonds
Metal/Minerals	–	17,073,850	5	17,073,855
Remaining Industries	–	349,001,951	–	349,001,951
Floating Rate Loans(4)
Aerospace	–	197,914,201	–	197,914,201
Chemicals	–	204,229,187	–	204,229,187
Consumer Durables	–	16,777,662	–	16,777,662
Consumer Non-Durables	–	51,910,533	22,749,308	74,659,841
Energy	–	219,950,516	6,434,681	226,385,197
Financial	–	228,769,683	–	228,769,683
Food & Drug	–	191,808,373	–	191,808,373
Food/Tobacco	–	216,723,997	–	216,723,997
Forest Products	–	196,222,550	–	196,222,550
Gaming/Leisure	–	485,053,309	–	485,053,309
Healthcare	–	790,047,776	–	790,047,776
Housing	–	140,462,506	2,553,024	143,015,530
Information Technology	–	509,208,089	–	509,208,089
Manufacturing	–	218,604,993	3,235,606	221,840,599
Media/Telecommunications	–	739,868,348	–	739,868,348
Metals/Minerals	–	95,881,110	5,776,276	101,657,386
Retail	–	424,423,607	–	424,423,607
Service	–	740,625,381	8,901,056	749,526,437
Transportation	–	120,626,749	16,983,504	137,610,253
Utility	–	287,125,212	42,670,513	329,795,725
Foreign Bonds	–	30,307,240	–	30,307,240
Non-Agency Commercial Mortgage-Backed Security	–	4,022,480	–	4,022,480
Repurchase Agreement	–	460,242,030	–	460,242,030
Total	$360,171	$6,940,331,740	$109,303,973	$7,049,995,884
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$547,843	$–	$547,843
Liabilities	–	(1,179,892)	–	(1,179,892)
Futures Contracts
Assets	110,359	–	–	110,359
Liabilities	(301,326)	–	–	(301,326)
Total	$(190,967)	$(632,049)	$–	$(823,016)
(1)	Refer to Note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of May 31, 2015, Mirabela Nickel Ltd. was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the period ended May 31, 2015, $256,324 was transferred from Level 1 to Level 2.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2015

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2014	$50,399	$279,665,158
Accrued discounts/premiums	–	251,421
Realized gain (loss)	(69,470)	(1,149,825)
Change in unrealized appreciation/depreciation	52,943	1,621,121
Purchases	–	44,539,210
Sales	(33,867)	(116,703,887)
Net transfers in or out of Level 3	–	(98,919,230)
Balance as of May 31, 2015	$5	$109,303,968

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 98.59%

ASSET-BACKED SECURITIES 0.12%

Other
Gramercy Real Estate CDO Ltd. 2007-1A A1†	0.554%	#	8/15/2056	$3,836	$3,625,437
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.54%	#	2/1/2041	2,000	1,878,000
Total Asset-Backed Securities (cost $5,033,283)					5,503,437

				Shares
				(000)

COMMON STOCKS 7.51%

Air Transportation 0.10%
Echo Global Logistics, Inc.*				142	4,583,365

Banking 0.10%
Western Alliance Bancorp*				137	4,297,176

Beverages 0.10%
Monster Beverage Corp.*				34	4,388,105

Building & Construction 0.11%
Dycom Industries, Inc.*				82	4,747,241

Building Materials 0.40%
Beacon Roofing Supply, Inc.*				142	4,455,378
Caesarstone Sdot-Yam Ltd. (Israel)(a)				73	4,523,369
HD Supply Holdings, Inc.*				134	4,338,695
Summit Materials, Inc. Class A*				175	4,812,033
Total					18,129,475

Chemicals 0.10%
Axalta Coating Systems Ltd.*				129	4,417,805

Department Stores 0.05%
Hudson’s Bay Co.(b)				CAD 111	2,278,168

Electric: Generation 0.07%
Longview Power LLC				281	3,370,572

Electronics 0.42%
Altera Corp.				98	4,794,578
Avago Technologies Ltd. (Singapore)(a)				31	4,661,540
Freescale Semiconductor Ltd.*				105	4,740,262

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

	Shares	Fair
Investments	(000)	Value
Electronics (continued)
NXP Semiconductors NV (Netherlands)*(a)	42	$4,680,825
Total		18,877,205

Energy: Exploration & Production 0.45%
Antero Resources Corp.*	109	4,350,167
Memorial Resource Development Corp.*	349	6,608,894
Parsley Energy, Inc. Class A*	277	4,838,678
Seven Generations Energy Ltd. Class A*(b)	CAD 334	4,487,420
Total		20,285,159

Food & Drug Retailers 0.25%
Casey’s General Stores, Inc.	49	4,235,690
Rite Aid Corp.*	782	6,820,392
Total		11,056,082

Food: Wholesale 0.20%
Maple Leaf Foods, Inc.(b)	CAD 242	4,592,999
WhiteWave Foods Co. (The)*	95	4,583,022
Total		9,176,021

Health Facilities 0.26%
Acadia Healthcare Co., Inc.*	97	7,178,457
VCA, Inc.*	87	4,584,847
Total		11,763,304

Health Services 0.11%
Bluebird Bio, Inc.*	26	5,002,715

Hotels 0.20%
Hilton Worldwide Holdings, Inc.*	152	4,407,365
La Quinta Holdings, Inc.*	181	4,489,989
Total		8,897,354

Investments & Miscellaneous Financial Services 0.02%
Penson Technologies Class A Units	4,881	1,116,000

Machinery 0.10%
Middleby Corp. (The)*	42	4,577,466

Media: Content 0.30%
AMC Networks, Inc. Class A*	88	6,891,164
Netflix, Inc.*	11	6,751,705
Total		13,642,869

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

	Shares	Fair
Investments	(000)	Value
Medical Products 0.10%
Edwards Lifesciences Corp.*	34	$4,407,356

Metals/Mining (Excluding Steel) 0.02%
Mirabela Nickel Ltd.*(b)	AUD 8,607	821,207

Oil Refining & Marketing 0.10%
Tesoro Corp.	49	4,357,386

Personal & Household Products 0.06%
Brunswick Corp.	54	2,742,022

Pharmaceuticals 0.50%
BioMarin Pharmaceutical, Inc.*	36	4,540,235
Diplomat Pharmacy, Inc.*	118	4,543,230
Intercept Pharmaceuticals, Inc.*	17	4,382,719
Puma Biotechnology, Inc.*	22	4,395,084
Valeant Pharmaceuticals International, Inc.*	19	4,505,351
Total		22,366,619

Real Estate Investment Trusts 0.20%
InfraREIT, Inc.	149	4,528,426
Realogy Holdings Corp.*	94	4,411,844
Total		8,940,270

Recreation & Travel 0.10%
Six Flags Entertainment Corp.	94	4,597,091

Restaurants 1.04%
Bojangles’, Inc.*	198	5,450,776
Darden Restaurants, Inc.	71	4,679,622
Domino’s Pizza, Inc.	40	4,343,901
Habit Restaurants, Inc. (The) Class A*	130	4,572,310
Popeyes Louisiana Kitchen, Inc.*	79	4,374,060
Restaurant Brands International LP Unit(b)	CAD 121	4,439,622
Shake Shack, Inc. Class A*	92	7,588,957
Starbucks Corp.	90	4,692,819
Yum! Brands, Inc.	73	6,556,674
Total		46,698,741

Software/services 0.66%
Akamai Technologies, Inc.*	60	4,549,582
Ellie Mae, Inc.*	71	4,462,257

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Shares		Fair
Investments			(000)		Value
Software/services (continued)
FireEye, Inc.*				107	$4,973,257
GoDaddy, Inc. Class A*				93	2,516,608
GrubHub, Inc.*				111	4,488,987
Mobileye NV (Israel)*(a)				95	4,457,676
Splunk, Inc.*				66	4,448,246
Total					29,896,613

Specialty Retail 0.77%
Cracker Barrel Old Country Store, Inc.				48	6,713,574
Lithia Motors, Inc. Class A				41	4,410,436
lululemon athletica, Inc. (Canada)*(a)				70	4,213,342
MarineMax, Inc.*				28	673,635
Moncler SpA(b)			EUR	277	5,284,741
Penske Automotive Group, Inc.				86	4,434,073
Restoration Hardware Holdings, Inc.*				51	4,613,400
Skechers U.S.A., Inc. Class A*				42	4,461,256
Total					34,804,457

Support: Services 0.10%
Sotheby’s				100	4,493,670

Technology Hardware & Equipment 0.21%
Cavium, Inc.*				67	4,722,671
CommScope Holding Co., Inc.*				148	4,624,070
Total					9,346,741

Telecommunications: Wireless 0.21%
Qorvo, Inc.*				55	4,543,388
T-Mobile US, Inc.*				127	4,952,612
Total					9,496,000

Theaters & Entertainment 0.10%
Live Nation Entertainment, Inc.*				163	4,665,775
Total Common Stocks (cost $308,624,554)					338,240,030

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)

CONVERTIBLE BONDS 1.53%

Automakers 0.15%
Tesla Motors, Inc.	1.25%	3/1/2021		$6,910	6,655,194

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building & Construction 0.10%
Lennar Corp.†	3.25%	11/15/2021	$2,208	$4,440,840

Health Services 0.10%
Cepheid, Inc.	1.25%	2/1/2021	4,100	4,499,750

Integrated Energy 0.09%
SunPower Corp.	0.75%	6/1/2018	3,160	4,287,725

Oil Field Equipment & Services 0.10%
Helix Energy Solutions Group, Inc.	3.25%	3/15/2032	4,275	4,373,859

Pharmaceuticals 0.50%
Clovis Oncology, Inc.†	2.50%	9/15/2021	2,726	4,530,271
Isis Pharmaceuticals, Inc.†	1.00%	11/15/2021	5,636	6,812,515
Medivation, Inc.	2.625%	4/1/2017	1,785	4,591,913
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016	1,093	6,662,518
Total				22,597,217

Software/Services 0.39%
ServiceNow, Inc.	Zero Coupon	11/1/2018	3,640	4,393,025
Twitter, Inc.†	1.00%	9/15/2021	9,698	8,800,935
Vipshop Holdings Ltd. (China)(a)	1.50%	3/15/2019	3,057	4,243,498
Total				17,437,458

Specialty Retail 0.10%
Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	4,309	4,397,873
Total Convertible Bonds (cost $64,034,543)				68,689,916

FLOATING RATE LOANS(c) 5.70%

Aerospace/Defense 0.09%
Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020	4,220	4,224,895

Auto Parts & Equipment 0.15%
Velocity Pooling Vehicle LLC Original
1st Lien Term Loan	5.00%	5/14/2021	7,754	6,862,346

Chemicals 0.19%
American Pacific Corp. Term Loan	7.00%	2/27/2019	8,327	8,424,001

Diversified Capital Goods 0.11%
Dynacast International LLC 2nd Lien
Initial Term Loan	9.50%	1/30/2023	5,000	5,075,000

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Generation 0.72%
Astoria Energy LLC Advance Term Loan B	5.00%	12/24/2021	$4,308	$4,364,108
Longview Power LLC 2014 Term Loan(e)	– (d)	2/28/2014	925	612,813
Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	6,575	6,644,892
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	6,450	6,466,125
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	7,955	7,905,300
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	6,685	6,451,025
Total				32,444,263

Energy: Exploration & Production 0.90%
Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021	4,650	4,665,485
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/12/2021	11,390	10,924,889
Fieldwood Energy LLC 2nd Lien Closing Date Term Loan	8.375%	9/30/2020	13,850	11,417,594
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	3,260	3,101,075
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	13,365	10,361,216
Total				40,470,259

Food: Wholesale 0.10%
Candy Intermediate Holdings, Inc. Initial Term Loan	7.50%	6/18/2018	4,339	4,349,718

Gaming 0.43%
Cannery Casino Resorts LLC 2nd Lien Term Loan	10.00%	10/2/2019	12,301	11,291,334
Yonkers Racing Corp. 2nd Lien Initial Term Loan	8.75%	8/20/2020	8,290	8,134,562
Total				19,425,896

Gas Distribution 0.10%
Penn Products Terminals LLC Tranche B Term Loan	4.75%	4/13/2022	4,267	4,309,670

Health Services 0.06%
Millennium Health LLC Tranche B Term Loan	5.25%	4/16/2021	3,827	2,688,468

Investments & Miscellaneous Financial Services 0.07%
PGX Holdings, Inc. 1st Lien Initial Term Loan	– (d)	9/29/2020	2,981	3,003,491

Machinery 0.25%
Alison US LLC 2nd Lien Initial Term Loan	9.50%	8/29/2022	6,500	5,622,500
Alliance Laundry Systems LLC 2nd Lien Initial
Term Loan	9.50%	12/10/2019	5,768	5,818,252
Total				11,440,752

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Media: Content 0.20%
Lions Gate Entertainment Corp. 2nd Lien
Term Loan (Canada)(a)	5.00%	3/17/2022	$8,966	$8,999,623

Media: Diversified 0.14%
MH Sub I LLC 2nd Lien Initial Term Loan	8.50%	7/8/2022	6,300	6,240,938

Metals/Mining (Excluding Steel) 0.10%
American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/20/2022	4,340	4,427,711

Oil Field Equipment & Services 0.15%
C&J Energy Services, Inc. Tranche B1 Initial Term Loan	6.50%	3/24/2020	7,180	6,782,120

Packaging 0.09%
Berlin Packaging LLC 2nd Lien Initial Term Loan	7.75%	9/30/2022	4,200	4,257,750

Personal & Household Products 0.11%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	6,203	4,993,376

Recreation & Travel 0.21%
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(a)	7.75%	7/29/2022	5,089	5,116,048
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	4,245	4,324,594
Total				9,440,642

Software/Services 0.42%
AF Borrower LLC 2nd Lien Initial Term Loan	10.00%	1/30/2023	8,640	8,654,429
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021	5,610	5,497,395
ION Trading Technologies S.A.R.L. 2nd Lien
Term Loan (Luxembourg)(a)	7.25%	6/10/2022	4,743	4,723,245
Total				18,875,069

Specialty Retail 0.35%
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	6,524	4,953,151
Men’s Wearhouse, Inc. (The) Tranche B1 Term Loan	5.00%	6/18/2021	4,286	4,330,660
Rue21, Inc. Term Loan B	5.625%	10/9/2020	7,045	6,547,447
Total				15,831,258

Support: Services 0.60%
Advantage Sales & Marketing, Inc. 2nd
Lien Term Loan	7.50%	7/25/2022	4,950	5,010,637
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	1,850	1,888,573

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

				Principal
	Interest	Maturity		Amount		Fair
Investments	Rate	Date			(000)	Value
Support: Services (continued)
InfoGroup, Inc. Term Loan B	7.50%	5/26/2018			$1,216	$1,182,653
LM U.S. Member LLC 2nd Lien Initial Term Loan	8.25%	1/25/2021			4,305	4,339,096
PODS LLC 1st Lien Initial Term Loan	5.25%	2/2/2022			2,625	2,661,094
PODS LLC 2nd Lien Initial Term Loan	9.25%	2/2/2023			5,465	5,564,053
WP Mustang Holdings LLC 2nd Lien Term Loan	8.50%	5/29/2022			6,617	6,598,406
Total						27,244,512

Technology Hardware & Equipment 0.16%
TTM Technologies, Inc. Term Loan B	6.00%	5/31/2021			7,068	7,035,629
Total Floating Rate Loans (cost $258,560,711)						256,847,387

FOREIGN BONDS(b) 2.84%

France 0.12%
SMCP SAS†	8.875%	6/15/2020		EUR	4,475	5,357,479

Germany 0.14%
CeramTec Group GmbH†	8.25%	8/15/2021		EUR	5,300	6,417,642

Jersey 0.18%
Galaxy Finco Ltd.†	7.875%	11/15/2021		GBP	5,400	8,269,867

Luxembourg 0.59%
Altice SA†	6.25%	2/15/2025		EUR	2,300	2,497,293
Bilbao Luxembourg SA PIK†	10.50%	12/1/2018		EUR	4,413	5,138,166
Boardriders SA†	8.875%	12/15/2017		EUR	7,425	7,889,844
Play Topco SA PIK†	7.75%	2/28/2020		EUR	5,125	5,846,903
Trinseo Materials Operating SCA/Trinseo
Materials Finance, Inc.†	6.375%	5/1/2022		EUR	4,625	5,232,027
Total						26,604,233

Netherlands 0.50%
Dutch Lion BV PIK†	11.25%	6/15/2020		EUR	4,926	2,417,673
Hema Bondco I BV†	6.25%	6/15/2019		EUR	7,900	7,635,382
United Group BV†	7.875%	11/15/2020		EUR	8,750	10,327,041
United Group BV†	7.875%	11/15/2020		EUR	1,630	1,918,660
Total						22,298,756

Spain 0.18%
Banco Popular Espanol SA	11.50%	–	(f)	EUR	6,400	8,042,719

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
United Kingdom 1.13%
Care UK Health & Social Care plc†	5.572%	#	7/15/2019	GBP	5,700	$8,472,303
Iron Mountain Europe plc†	6.125%		9/15/2022	GBP	2,625	4,232,713
Odeon & UCI Finco plc†	9.00%		8/1/2018	GBP	4,525	7,227,230
Old Mutual plc	8.00%		6/3/2021	GBP	4,330	7,590,721
Premier Foods Finance plc†	6.50%		3/15/2021	GBP	6,650	9,846,239
R&R Ice Cream plc†	5.50%		5/15/2020	GBP	4,950	7,849,289
Stonegate Pub Co. Financing plc†	5.75%		4/15/2019	GBP	3,700	5,739,906
Total						50,958,401
Total Foreign Bonds (cost $143,781,476)						127,949,097

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.31%

Argentina 0.12%
Republic of Argentina	8.75%		5/7/2024		$5,465	5,357,941

Belize 0.10%
Republic of Belize†	5.00%		2/20/2038		5,670	4,292,038

Ghana 0.09%
Republic of Ghana†	7.875%		8/7/2023		4,500	4,260,735
Total Foreign Government Obligations (cost $14,151,257)						13,910,714

HIGH YIELD CORPORATE BONDS 79.08%

Advertising 0.59%
Affinion Investments LLC	13.50%		8/15/2018		7,879	4,451,635
Clear Channel Worldwide Holdings, Inc. Series B	7.625%		3/15/2020		11,323	12,016,534
Southern Graphics, Inc.†	8.375%		10/15/2020		9,875	10,109,531
Total						26,577,700

Aerospace/Defense 0.78%
Aerojet Rocketdyne Holdings, Inc.	7.125%		3/15/2021		7,750	8,331,250
Bombardier, Inc. (Canada)†(a)	7.50%		3/15/2025		8,872	8,517,120
CPI International, Inc.	8.75%		2/15/2018		7,000	7,245,000
Huntington Ingalls Industries, Inc.†	5.00%		12/15/2021		5,799	6,052,706
Moog, Inc.†	5.25%		12/1/2022		4,830	4,999,050
Total						35,145,126

Air Transportation 0.69%
Air Canada (Canada)†(a)	7.75%		4/15/2021		4,366	4,693,450
Air Canada (Canada)†(a)	8.75%		4/1/2020		6,275	6,945,641

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Air Transportation (continued)
Avianca Holdings SA/Avianca Leasing LLC/Grupo
Taca Holdings Ltd. (Panama)†(a)	8.375%	5/10/2020		$5,960	$6,094,100
Gol LuxCo SA (Luxembourg)†(a)	8.875%	1/24/2022		5,650	4,455,505
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	1/15/2022		3,775	3,633,542
United Continental Holdings, Inc.	6.00%	12/1/2020		4,975	5,174,000
Total					30,996,238

Auto Parts & Equipment 1.69%
Affinia Group, Inc.	7.75%	5/1/2021		2,582	2,704,645
American Axle & Manufacturing, Inc.	6.625%	10/15/2022		3,800	4,099,250
Chassix, Inc.†(e)	9.25%	8/1/2018		7,964	6,849,040
Commercial Vehicle Group, Inc.	7.875%	4/15/2019		2,110	2,189,125
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		5,500	5,101,250
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		2,283	2,362,905
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022		10,545	10,650,450
MPG Holdco I, Inc.†	7.375%	10/15/2022		9,413	10,118,975
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021		4,097	4,281,365
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(a)	7.75%	10/15/2021		11,495	11,509,369
ZF North America Capital, Inc.†	4.50%	4/29/2022		6,715	6,857,694
ZF North America Capital, Inc.†	4.75%	4/29/2025		9,235	9,269,631
Total					75,993,699

Automakers 0.21%
General Motors Corp.(g)	–	–	(f)	8,500	850
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		8,810	9,558,850
Total					9,559,700

Banking 2.29%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	9.00%	–	(f)	10,200	11,112,900
Citizens Financial Group, Inc.†	5.50%	–	(f)	5,600	5,488,000
Commerzbank AG (Germany)†(a)	8.125%	9/19/2023		7,025	8,417,987
Credit Suisse Group AG (Switzerland)†(a)	7.50%	–	(f)	10,025	10,689,156
Dresdner Funding Trust I†	8.151%	6/30/2031		5,442	6,870,525
Lloyds Bank plc (United Kingdom)†(a)	12.00%	–	(f)	6,252	9,049,770
Lloyds Banking Group plc (United Kingdom)(a)	7.50%	–	(f)	8,100	8,636,625
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019		4,275	4,114,688

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Banking (continued)
National Savings Bank (Sri Lanka)†(a)	8.875%	9/18/2018	$5,050	$5,486,825
Popular, Inc.	7.00%	7/1/2019	15,355	15,796,456
Synovus Financial Corp.	7.875%	2/15/2019	10,855	12,306,856
Trade & Development Bank of Mongolia LLC (Mongolia)†(a)	9.375%	5/19/2020	4,710	5,022,038
Washington Mutual Bank(e)	6.875%	6/15/2011	10,000	1,000
Total				102,992,826

Beverages 0.49%
Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	5,990	6,394,325
Constellation Brands, Inc.	6.00%	5/1/2022	8,000	9,040,000
Cott Beverages, Inc.†	5.375%	7/1/2022	1,750	1,719,375
Cott Beverages, Inc.†	6.75%	1/1/2020	4,482	4,728,510
Total				21,882,210

Brokerage 0.43%
E*TRADE Financial Corp.	4.625%	9/15/2023	12,715	12,810,363
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	5,992	6,546,817
Total				19,357,180

Building & Construction 1.52%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	7,418	7,010,010
Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020	10,330	10,665,725
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	9,465	8,187,225
PulteGroup, Inc.	6.375%	5/15/2033	8,528	8,826,480
Toll Brothers Finance Corp.	4.375%	4/15/2023	8,075	8,236,500
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,945	2,100,600
WCI Communities, Inc.	6.875%	8/15/2021	5,929	6,210,628
William Lyon Homes, Inc.	7.00%	8/15/2022	3,391	3,543,595
William Lyon Homes, Inc.	8.50%	11/15/2020	12,421	13,569,942
Total				68,350,705

Building Materials 1.94%
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†	8.50%	2/15/2018	4,452	4,374,090
Building Materials Corp. of America†	5.375%	11/15/2024	6,509	6,594,398
CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%	7/17/2024	6,310	5,647,450
CPG Merger Sub LLC†	8.00%	10/1/2021	8,020	8,461,100
Hillman Group, Inc. (The)†	6.375%	7/15/2022	8,535	8,428,312
James Hardie International Finance Ltd. (Ireland)†(a)	5.875%	2/15/2023	8,075	8,438,375
Masonite International Corp.†	5.625%	3/15/2023	4,175	4,342,000

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials (continued)
NCI Building Systems, Inc.†	8.25%	1/15/2023	$4,483	$4,808,018
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	4,723	4,262,508
Ply Gem Industries, Inc.	6.50%	2/1/2022	6,422	6,359,162
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	10.00%	6/1/2020	5,850	6,040,125
Summit Materials LLC/Summit Materials Finance Corp.	10.50%	1/31/2020	2,962	3,250,795
USG Corp.†	5.50%	3/1/2025	3,831	3,979,451
USG Corp.†	5.875%	11/1/2021	5,559	5,962,027
Vulcan Materials Co.	4.50%	4/1/2025	6,359	6,454,385
Total				87,402,196

Cable & Satellite Television 5.42%
Altice Financing SA (Luxembourg)†(a)	6.50%	1/15/2022	3,375	3,467,813
Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	5,975	6,206,531
Altice Finco SA (Luxembourg)†(a)	7.625%	2/15/2025	2,725	2,799,938
Altice Finco SA (Luxembourg)†(a)	8.125%	1/15/2024	3,100	3,262,750
Altice Finco SA (Luxembourg)†(a)	9.875%	12/15/2020	11,525	12,778,344
Altice SA (Luxembourg)†(a)	7.625%	2/15/2025	5,000	4,950,000
Altice SA (Luxembourg)†(a)	7.75%	5/15/2022	10,700	10,833,750
Cablevision Systems Corp.	5.875%	9/15/2022	12,770	12,770,000
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021	10,016	10,216,320
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	5,249	5,596,746
Cogeco Cable, Inc. (Canada)†(a)	4.875%	5/1/2020	5,100	5,265,750
CSC Holdings LLC†	5.25%	6/1/2024	2,699	2,648,394
DISH DBS Corp.	5.875%	7/15/2022	30,000	30,675,000
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	3,985	4,333,688
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,308	4,588,020
Numericable-SFR SAS (France)†(a)	6.00%	5/15/2022	19,325	19,566,562
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	8,640	9,234,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.00%	1/15/2025	3,303	3,286,485
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023	9,933	10,280,655
Unitymedia KabelBW GmbH (Germany)†(a)	6.125%	1/15/2025	12,900	13,383,750
UPCB Finance IV Ltd.†	5.375%	1/15/2025	10,500	10,565,625
UPCB Finance V Ltd.†	7.25%	11/15/2021	5,513	6,036,187
Virgin Media Finance plc (United Kingdom)†(a)	6.00%	10/15/2024	5,250	5,492,813
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.375%	4/15/2021	9,428	9,910,659

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Cable & Satellite Television (continued)
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	$13,910	$14,518,562
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	3,340	3,406,800
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	12,080	12,804,800
Ziggo Bond Finance BV (Netherlands)†(a)	5.875%	1/15/2025	5,265	5,390,044
Total				244,269,986

Chemicals 1.11%
A Schulman, Inc.†	6.875%	6/1/2023	6,525	6,671,812
Celanese US Holdings LLC	5.875%	6/15/2021	3,975	4,332,750
Chemours Co. (The)†	6.625%	5/15/2023	5,300	5,392,750
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	7,225	7,586,250
Hexion, Inc.	6.625%	4/15/2020	6,485	6,144,538
Huntsman International LLC†	5.125%	11/15/2022	4,509	4,531,545
Momentive Performance Materials, Inc.	10.00%	10/15/2020	3,105	19,406
Platform Specialty Products Corp.†	6.50%	2/1/2022	6,562	6,922,910
TPC Group, Inc.†	8.75%	12/15/2020	6,600	6,418,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(a)	6.75%	5/1/2022	2,000	2,042,500
Total				50,062,961

Consumer/Commercial/Lease Financing 2.02%
AerCap Ireland Capital Ltd./AerCap Global Aviation
Trust (Ireland)†(a)	3.75%	5/15/2019	4,250	4,329,688
AerCap Ireland Capital Ltd./AerCap Global Aviation
Trust (Ireland)†(a)	5.00%	10/1/2021	23,345	24,804,062
Aircastle Ltd.	5.50%	2/15/2022	8,677	9,197,620
CIT Group, Inc.	5.375%	5/15/2020	9,610	10,222,638
CIT Group, Inc.	6.00%	4/1/2036	2,695	2,721,950
International Lease Finance Corp.	8.25%	12/15/2020	10,000	12,175,000
International Lease Finance Corp.	8.625%	1/15/2022	2,000	2,517,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021	5,335	5,168,281
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	6,660	6,976,350
National Financial Partners Corp.†	9.00%	7/15/2021	8,505	8,632,575
OneMain Financial Holdings, Inc.†	6.75%	12/15/2019	3,750	4,024,200
Total				90,769,864

Discount Store 0.22%
Family Tree Escrow LLC†	5.75%	3/1/2023	9,150	9,699,000

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Diversified Capital Goods 0.79%
Artesyn Embedded Technologies, Inc.†	9.75%	10/15/2020	$6,755	$7,042,088
Constellation Enterprises LLC†	10.625%	2/1/2016	2,694	2,397,660
EnerSys†	5.00%	4/30/2023	8,639	8,768,585
Griffon Corp.	5.25%	3/1/2022	4,300	4,337,625
NANA Development Corp.†	9.50%	3/15/2019	7,850	7,496,750
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	5,237	5,351,795
Total				35,394,503

Electric: Generation 1.52%
Borger Energy Associates LP/Borger Funding Corp.†	7.26%	12/31/2022	843	859,551
Dynegy, Inc.†	7.375%	11/1/2022	4,635	4,959,450
Dynegy, Inc.†	7.625%	11/1/2024	8,730	9,406,575
Elwood Energy LLC	8.159%	7/5/2026	8,630	9,675,878
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(e)	10.00%	12/1/2020	15,040	789,600
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(e)	11.25%	12/1/2018	2,850	3,306,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(e)	11.75%	3/1/2022	5,149	5,757,565
Illinois Power Generating Co.	7.00%	4/15/2018	10,249	9,992,775
Illinois Power Generating Co.	7.95%	6/1/2032	5,926	5,718,590
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	7,851	8,635,735
Red Oak Power LLC	8.54%	11/30/2019	5,215	5,580,465
Red Oak Power LLC	9.20%	11/30/2029	3,400	3,825,000
Total				68,507,184

Electric: Integrated 0.42%
AES El Salvador Trust II†	6.75%	3/28/2023	3,520	3,396,800
PPL Energy Supply LLC	4.60%	12/15/2021	11,648	11,021,256
RJS Power Holdings LLC†	5.125%	7/15/2019	4,597	4,585,508
Total				19,003,564

Electronics 0.32%
Flextronics International Ltd.	5.00%	2/15/2023	4,300	4,525,750
Sensata Technologies BV (Netherlands)†(a)	5.625%	11/1/2024	7,926	8,480,820
Viasystems, Inc.†	7.875%	5/1/2019	1,507	1,603,071
Total				14,609,641

Energy: Exploration & Production 6.91%
Afren plc (United Kingdom)†(a)(e)	6.625%	12/9/2020	4,925	2,191,625
Afren plc (United Kingdom)†(a)(e)	10.25%	4/8/2019	3,450	1,535,250

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
Afren plc (United Kingdom)†(a)(e)	11.50%	2/1/2016	$4,400	$2,024,000
Antero Resources Corp.	5.375%	11/1/2021	4,525	4,604,188
Bill Barrett Corp.	7.00%	10/15/2022	7,346	6,758,320
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	5,965	5,800,963
California Resources Corp.	5.00%	1/15/2020	18,068	17,300,110
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	4,253	4,348,693
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	3,447	3,666,746
Chesapeake Energy Corp.	4.875%	4/15/2022	1,143	1,094,423
Chesapeake Energy Corp.	5.75%	3/15/2023	10,281	10,203,892
Clayton Williams Energy, Inc.	7.75%	4/1/2019	7,354	6,949,530
Concho Resources, Inc.	5.50%	4/1/2023	9,583	9,774,660
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	9,850	10,293,250
CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	2,650	2,828,875
Diamondback Energy, Inc.	7.625%	10/1/2021	5,461	5,897,880
Energen Corp.	4.625%	9/1/2021	1,218	1,185,309
EXCO Resources, Inc.	8.50%	4/15/2022	11,072	6,560,160
Genel Energy Finance plc (United Kingdom)†(a)	7.50%	5/14/2019	4,800	4,536,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	4,883	4,370,285
Gulfport Energy Corp.†	6.625%	5/1/2023	2,400	2,454,000
Gulfport Energy Corp.	7.75%	11/1/2020	9,315	9,897,187
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	7,849	7,672,397
Kosmos Energy Ltd. †	7.875%	8/1/2021	14,540	14,358,250
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	5,345	4,489,800
Matador Resources Co.†	6.875%	4/15/2023	5,255	5,425,788
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	26,690	25,889,300
Memorial Resource Development Corp.†	5.875%	7/1/2022	4,013	3,942,773
Newfield Exploration Co.	5.75%	1/30/2022	6,745	7,149,700
Oasis Petroleum, Inc.	6.50%	11/1/2021	5,000	5,062,500
Oasis Petroleum, Inc.	6.875%	3/15/2022	7,775	7,988,812
Paramount Resources Ltd. (Canada)†(a)(h)	6.875%	6/30/2023	7,433	7,488,747
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	5,321	5,580,133
PDC Energy, Inc.	7.75%	10/15/2022	5,642	6,065,150
Penn Virginia Corp.	8.50%	5/1/2020	6,557	6,229,150
Rice Energy, Inc.	6.25%	5/1/2022	7,505	7,734,803
Rice Energy, Inc.†	7.25%	5/1/2023	1,060	1,107,700
Rosetta Resources, Inc.	5.875%	6/1/2022	6,450	6,917,625
RSP Permian, Inc.†	6.625%	10/1/2022	8,398	8,775,910
Seven Generations Energy Ltd. (Canada)†(a)	6.75%	5/1/2023	3,165	3,196,650

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	$23,611	$25,440,852
SM Energy Co.	6.50%	11/15/2021	3,975	4,173,750
Triangle USA Petroleum Corp.†	6.75%	7/15/2022	3,993	3,394,050
Tullow Oil plc (United Kingdom)†(a)	6.00%	11/1/2020	1,720	1,586,700
Tullow Oil plc (United Kingdom)†(a)	6.25%	4/15/2022	3,670	3,367,225
Ultra Petroleum Corp.†	6.125%	10/1/2024	7,500	6,928,125
YPF SA (Argentina)†(a)	8.50%	7/28/2025	6,800	6,967,960
				311,209,196

Food & Drug Retailers 1.60%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc.†	7.75%	10/15/2022	5,691	6,167,621
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	4,075	4,248,188
Ingles Markets, Inc.	5.75%	6/15/2023	215	224,138
New Albertson’s, Inc.	7.45%	8/1/2029	7,986	7,786,350
New Albertson’s, Inc.	7.75%	6/15/2026	4,098	3,995,550
Rite Aid Corp.†	6.125%	4/1/2023	12,298	12,836,037
Rite Aid Corp.	6.75%	6/15/2021	3,615	3,813,825
Rite Aid Corp.	7.70%	2/15/2027	10,350	12,213,000
Tops Holding II Corp.	8.75%	6/15/2018	7,964	8,003,820
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	12,785	12,785,000
Total				72,073,529

Food: Wholesale 2.88%
Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	5,231	5,414,085
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	2,147	2,259,718
Diamond Foods, Inc.†	7.00%	3/15/2019	12,580	13,051,750
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	4,725	4,819,500
Hearthside Group Holdings LLC/Hearthside Finance Co.†	6.50%	5/1/2022	8,515	8,472,425
JBS Investments GmbH (Austria)†(a)	7.25%	4/3/2024	6,850	7,346,625
JBS Investments GmbH (Austria)†(a)	7.75%	10/28/2020	2,075	2,306,778
JBS USA LLC/JBS USA Finance, Inc.†(h)	5.75%	6/15/2025	2,926	2,962,575
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	8,104	8,367,380
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021	2,275	2,414,912
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	9,250	9,897,500
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,946	3,196,410
Land O’Lakes, Inc.†	6.00%	11/15/2022	6,422	6,951,815
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	5,825	4,980,375
Pilgrim’s Pride Corp.†	5.75%	3/15/2025	8,281	8,425,917

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Food: Wholesale (continued)
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp.	4.875%	5/1/2021	$5,919	$5,978,190
Southern States Cooperative, Inc.†	10.00%	8/15/2021	4,621	4,366,845
Tonon Luxembourg SA (Luxembourg)†(a)	10.50%	5/14/2024	5,275	2,479,250
WhiteWave Foods Co. (The)	5.375%	10/1/2022	24,055	26,039,537
Total				129,731,587

Forestry/Paper 1.05%
Boise Cascade Co.	6.375%	11/1/2020	6,000	6,375,000
Cascades, Inc. (Canada)†(a)	5.50%	7/15/2022	2,306	2,303,118
Mercer International, Inc. (Canada)(a)	7.75%	12/1/2022	13,990	15,144,175
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	5,610	5,638,050
Neenah Paper, Inc.†	5.25%	5/15/2021	9,205	9,297,050
PH Glatfelter Co.	5.375%	10/15/2020	4,030	4,140,825
Rayonier AM Products, Inc.†	5.50%	6/1/2024	4,825	4,354,562
Total				47,252,780

Gaming 3.55%
Boyd Gaming Corp.	6.875%	5/15/2023	6,525	6,671,812
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	6,105	5,719,164
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.†	9.375%	5/1/2022	17,131	14,090,247
CCM Merger, Inc.†	9.125%	5/1/2019	3,621	3,946,890
Churchill Downs, Inc.	5.375%	12/15/2021	7,967	8,206,010
Graton Economic Development Authority†	9.625%	9/1/2019	8,172	8,927,910
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	5,204	5,529,250
Isle of Capri Casinos, Inc.†	5.875%	3/15/2021	1,760	1,830,400
Isle of Capri Casinos, Inc.	8.875%	6/15/2020	1,083	1,183,178
MCE Finance Ltd. (Macao)†(a)	5.00%	2/15/2021	7,590	7,352,812
MGM Resorts International	6.00%	3/15/2023	18,979	19,761,884
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	12,720	13,610,400
Penn National Gaming, Inc.	5.875%	11/1/2021	5,547	5,664,874
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	4,035	4,327,537
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	3,802	4,011,110
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	6,965	7,526,553
Scientific Games International, Inc.†	7.00%	1/1/2022	4,129	4,325,128
Scientific Games International, Inc.	10.00%	12/1/2022	3,531	3,433,898

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gaming (continued)
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	$10,754	$12,098,250
Station Casinos LLC	7.50%	3/1/2021	4,052	4,335,640
Studio City Finance Ltd. (Hong Kong)†(a)	8.50%	12/1/2020	4,028	4,088,420
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	6,915	6,638,400
Wynn Macau Ltd. (Macau)†(a)	5.25%	10/15/2021	6,610	6,461,275
Total				159,741,042

Gas Distribution 2.90%
Energy Transfer Equity LP	5.50%	6/1/2027	7,463	7,518,972
Energy Transfer Equity LP	5.875%	1/15/2024	5,250	5,604,375
Genesis Energy LP/Genesis Energy Finance Corp.	5.625%	6/15/2024	2,985	2,955,150
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	2,993	3,120,203
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	4,560	4,582,800
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	4,700	5,136,907
Kinder Morgan, Inc.	8.05%	10/15/2030	3,519	4,255,506
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	4,105	4,269,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	4.875%	12/1/2024	2,410	2,446,150
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	7,157	7,965,383
NGPL PipeCo LLC†	9.625%	6/1/2019	5,323	5,456,075
Rockies Express Pipeline LLC†	5.625%	4/15/2020	5,534	5,796,865
Rockies Express Pipeline LLC†	6.875%	4/15/2040	4,437	4,780,868
Rockies Express Pipeline LLC†	7.50%	7/15/2038	1,268	1,407,480
Sabine Pass Liquefaction LLC†	5.625%	3/1/2025	6,820	6,845,575
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	8,650	8,833,812
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	19,863	21,005,122
SemGroup Corp.	7.50%	6/15/2021	6,190	6,561,400
Southern Star Central Corp.†	5.125%	7/15/2022	8,106	8,511,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	2,775	2,948,438
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	3,425	3,613,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	6,580	6,991,250
Total				130,606,206

Health Facilities 3.52%
Acadia Healthcare Co., Inc.	5.125%	7/1/2022	3,365	3,373,413
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	12,592	13,095,680

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Facilities (continued)
Amsurg Corp.	5.625%	11/30/2020	$5,075	$5,204,666
Amsurg Corp.	5.625%	7/15/2022	4,360	4,479,900
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	13,030	13,942,230
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	2,695	2,870,175
CTR Partnership LP/CareTrust Capital Corp.	5.875%	6/1/2021	5,085	5,250,263
DaVita HealthCare Partners, Inc.	5.125%	7/15/2024	5,952	6,026,400
HCA, Inc.	5.375%	2/1/2025	5,680	5,864,600
HCA, Inc.	5.875%	3/15/2022	15,561	17,428,320
HCA, Inc.	7.50%	12/15/2023	7,278	8,205,945
HCA, Inc.	8.36%	4/15/2024	10,088	11,929,060
HealthSouth Corp.	5.75%	11/1/2024	3,804	3,941,895
Kindred Healthcare, Inc.	6.375%	4/15/2022	3,373	3,453,109
Kindred Healthcare, Inc.†	8.00%	1/15/2020	5,112	5,540,130
LifePoint Hospitals, Inc.	5.50%	12/1/2021	3,114	3,281,378
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	8,390	9,092,662
Sabra Health Care LP/Sabra Capital Corp.	5.375%	6/1/2023	5,290	5,580,950
Sabra Health Care LP/Sabra Capital Corp.	5.50%	2/1/2021	5,650	5,946,625
Select Medical Corp.	6.375%	6/1/2021	4,225	4,267,250
Tenet Healthcare Corp.	6.00%	10/1/2020	7,450	7,990,125
Tenet Healthcare Corp.	8.125%	4/1/2022	10,615	11,596,887
Total				158,361,663

Health Services 0.53%
Emdeon, Inc.	11.00%	12/31/2019	3,885	4,268,644
Envision Healthcare Corp.†	5.125%	7/1/2022	3,282	3,388,665
ExamWorks Group, Inc.	5.625%	4/15/2023	5,029	5,161,011
Omnicare, Inc.	4.75%	12/1/2022	492	536,280
Quintiles Transnational Corp.†	4.875%	5/15/2023	2,850	2,899,875
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	3,110	3,141,100
StoneMor Partners LP/Cornerstone Family Services of WV	7.875%	6/1/2021	4,187	4,427,752
Total				23,823,327

Hotels 0.53%
ESH Hospitality, Inc.†	5.25%	5/1/2025	3,310	3,351,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	8,550	9,052,312
Playa Resorts Holding BV (Netherlands)†(a)	8.00%	8/15/2020	7,000	7,280,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	3,955	4,034,100
Total				23,717,787

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Insurance Brokerage 0.31%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	$7,287	$7,523,828
Hockey Merger Sub 2, Inc.†	7.875%	10/1/2021	6,017	6,227,595
Total				13,751,423

Integrated Energy 0.29%
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	9,575	8,569,625
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	4.199%	3/6/2022	5,400	4,677,750
Total				13,247,375

Life Insurance 0.53%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	13,550	14,498,500
CNO Financial Group, Inc.	5.25%	5/30/2025	8,840	9,193,600
Total				23,692,100

Machinery 0.48%
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	8,371	8,705,840
Oshkosh Corp.	5.375%	3/1/2022	5,350	5,604,125
Oshkosh Corp.†	5.375%	3/1/2025	2,546	2,647,840
Waterjet Holdings, Inc.†	7.625%	2/1/2020	4,534	4,760,700
Total				21,718,505

Managed Care 0.34%
Centene Corp.	4.75%	5/15/2022	8,700	9,178,500
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	5,930	6,285,800
Total				15,464,300

Media: Content 2.34%
AMC Networks, Inc.	4.75%	12/15/2022	27,183	27,862,575
Belo Corp.	7.25%	9/15/2027	7,195	7,734,625
Belo Corp.	7.75%	6/1/2027	1,095	1,223,663
DreamWorks Animation SKG, Inc.†	6.875%	8/15/2020	4,402	4,424,010
iHeartCommunications, Inc.	9.00%	12/15/2019	4,400	4,339,500
iHeartCommunications, Inc.	10.00%	1/15/2018	6,680	5,786,550
iHeartCommunications, Inc.	11.25%	3/1/2021	6,325	6,411,969
LIN Television Corp.	6.375%	1/15/2021	5,261	5,451,711
Netflix, Inc.	5.375%	2/1/2021	2,425	2,540,187
Netflix, Inc.†	5.875%	2/15/2025	13,782	14,471,100
Townsquare Media, Inc.†	6.50%	4/1/2023	13,042	13,058,302
Univision Communications, Inc.†	5.125%	2/15/2025	12,136	12,099,592
Total				105,403,784

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Media: Diversified 0.10%
Block Communications, Inc.†	7.25%	2/1/2020	$4,145	$4,279,713

Medical Products 1.56%
Alere, Inc.	6.50%	6/15/2020	4,138	4,375,935
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	12,135	13,227,150
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	5,101	5,534,585
Grifols Worldwide Operations Ltd. (Ireland)(a)	5.25%	4/1/2022	3,550	3,629,875
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	5,038	5,430,964
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	4,275	4,681,125
Mallinckrodt International Finance SA (Luxembourg)(a)	4.75%	4/15/2023	14,773	14,246,712
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC (Luxembourg)†(a)	4.875%	4/15/2020	2,993	3,075,307
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC (Luxembourg)†(a)	5.50%	4/15/2025	2,628	2,652,966
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC (Luxembourg)†(a)	5.75%	8/1/2022	12,895	13,555,869
Total				70,410,488

Metals/Mining (Excluding Steel) 3.07%
Aleris International, Inc.	7.625%	2/15/2018	3,839	3,992,560
Aleris International, Inc.	7.875%	11/1/2020	3,542	3,692,535
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	7,375	7,780,625
AuRico Gold, Inc. (Canada)†(a)	7.75%	4/1/2020	6,325	6,483,125
Boart Longyear Management Pty Ltd. (Australia)†(a)	10.00%	10/1/2018	2,367	2,293,031
Coeur Mining, Inc.	7.875%	2/1/2021	8,148	7,048,020
Compass Minerals International, Inc.†	4.875%	7/15/2024	8,655	8,741,550
Constellium NV (Netherlands)†(a)	5.75%	5/15/2024	13,228	12,500,460
Emeco Pty Ltd. (Australia)†(a)	9.875%	3/15/2019	5,525	4,337,125
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	8.25%	11/1/2019	4,513	4,146,319
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	9.75%	3/1/2022	8,328	8,765,220
Hecla Mining Co.	6.875%	5/1/2021	1,881	1,791,653
HudBay Minerals, Inc. (Canada)(a)	9.50%	10/1/2020	4,600	4,945,000
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	11,038	10,872,430
Kissner Milling Co. Ltd. (Canada)†(a)	7.25%	6/1/2019	5,760	5,911,200
Lundin Mining Corp. (Canada)†(a)	7.875%	11/1/2022	8,337	9,040,501
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/10/2044	50	5
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	8,447	8,499,794
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	1,030	1,078,925
Peabody Energy Corp.†	10.00%	3/15/2022	8,624	6,683,600

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Metals/Mining (Excluding Steel) (continued)
Petra Diamonds US Treasury plc (South Africa)†(a)	8.25%		5/31/2020		$6,585	$6,766,087
Thompson Creek Metals Co., Inc.	7.375%		6/1/2018		4,924	4,308,500
Thompson Creek Metals Co., Inc.	9.75%		12/1/2017		3,881	4,113,860
Walter Energy, Inc.†(i)	9.50%		10/15/2019		7,640	4,259,300
Total						138,051,425

Multi-Line Insurance 0.08%
ING Groep NV (Netherlands)(a)	6.50%		–	(f)	3,575	3,590,641

Oil Field Equipment & Services 0.60%
Basic Energy Services, Inc.	7.75%		10/15/2022		7,513	6,104,313
FTS International, Inc.†	7.783%	#	6/15/2020		7,564	7,568,523
Gulfmark Offshore, Inc.	6.375%		3/15/2022		7,777	6,299,370
Pioneer Energy Services Corp.	6.125%		3/15/2022		8,541	6,960,915
Total						26,933,121

Oil Refining & Marketing 0.67%
Citgo Holding, Inc.†	10.75%		2/15/2020		10,559	11,100,149
CVR Refining LLC/Coffeyville Finance, Inc.	6.50%		11/1/2022		6,760	6,962,800
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%		11/15/2020		11,464	11,979,880
Total						30,042,829

Packaging 1.78%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(a)	6.00%		6/30/2021		5,700	5,757,000
BWAY Holding Co.†	9.125%		8/15/2021		4,299	4,481,708
Coveris Holdings SA (Luxembourg)†(a)	7.875%		11/1/2019		10,150	10,429,125
Graphic Packaging International, Inc.	4.75%		4/15/2021		6,975	7,271,437
Graphic Packaging International, Inc.	4.875%		11/15/2022		3,938	4,056,140
Pactiv LLC	7.95%		12/15/2025		5,375	5,469,063
PaperWorks Industries, Inc.†	9.50%		8/15/2019		8,432	8,590,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%		10/15/2020		5,290	5,521,437
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%		2/15/2021		16,550	17,522,312
Sealed Air Corp.†	4.875%		12/1/2022		4,474	4,518,740
Sealed Air Corp.†	5.125%		12/1/2024		1,524	1,556,385
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%		5/1/2022		5,168	5,193,840
Total						80,367,287

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Personal & Household Products 1.12%
American Greetings Corp.	7.375%	12/1/2021	$4,620	$4,931,850
Brunswick Corp.†	4.625%	5/15/2021	5,585	5,710,662
Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	9,325	9,884,500
Elizabeth Arden, Inc.	7.375%	3/15/2021	6,909	5,864,014
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	10,126	8,151,430
Serta Simmons Holdings LLC†	8.125%	10/1/2020	4,248	4,546,210
Spectrum Brands, Inc.†	5.75%	7/15/2025	5,245	5,428,575
Springs Industries, Inc.	6.25%	6/1/2021	5,895	5,836,050
Total				50,353,291

Pharmaceuticals 1.33%
Valeant Pharmaceuticals International, Inc.†	5.375%	3/15/2020	9,186	9,599,370
Valeant Pharmaceuticals International, Inc.†	5.50%	3/1/2023	3,438	3,515,355
Valeant Pharmaceuticals International, Inc.†	5.875%	5/15/2023	13,258	13,771,747
Valeant Pharmaceuticals International, Inc.†	6.125%	4/15/2025	7,782	8,112,735
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	23,354	24,974,184
Total				59,973,391

Printing & Publishing 0.22%
RR Donnelley & Sons Co.	7.00%	2/15/2022	2,975	3,261,344
RR Donnelley & Sons Co.	7.875%	3/15/2021	5,760	6,624,000
Total				9,885,344

Rail 0.46%
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	9,936	9,936,000
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	5,085	4,868,887
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	5,575	5,714,375
Total				20,519,262

Real Estate Development & Management 0.28%
CBRE Services, Inc.	5.00%	3/15/2023	12,250	12,678,750

Real Estate Investment Trusts 0.40%
China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019	2,475	2,419,313
China South City Holdings Ltd. (Hong Kong)(a)	13.50%	10/17/2017	6,012	6,594,262
Qualitytech LP/QTS Finance Corp.	5.875%	8/1/2022	5,777	5,914,204
Vingroup JSC (Vietnam)†(a)	11.625%	5/7/2018	2,875	3,126,562
Total				18,054,341

Recreation & Travel 1.08%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	9,684	10,168,200

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Recreation & Travel (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375%	6/1/2024	$2,961	$3,101,647
NCL Corp. Ltd.†	5.25%	11/15/2019	4,064	4,221,277
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	6,437	6,497,347
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	6,800	7,956,000
Viking Cruises Ltd.†	6.25%	5/15/2025	5,250	5,289,375
Viking Cruises Ltd.†	8.50%	10/15/2022	10,039	11,293,875
Total				48,527,721

Restaurants 0.59%
Carrols Restaurant Group, Inc.†	8.00%	5/1/2022	7,361	7,747,452
CEC Entertainment, Inc.	8.00%	2/15/2022	4,130	4,212,600
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	7,855	8,129,925
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	5,830	5,917,450
Wendy’s International LLC	7.00%	12/15/2025	633	664,650
Total				26,672,077

Software/Services 2.75%
Alliance Data Systems Corp.†	5.375%	8/1/2022	11,568	11,683,680
Alliance Data Systems Corp.†	6.375%	4/1/2020	8,280	8,662,950
Aspect Software, Inc.	10.625%	5/15/2017	3,663	3,315,015
Audatex North America, Inc.†	6.125%	11/1/2023	7,155	7,468,031
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	4,439	4,494,488
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	7,476	7,943,250
First Data Corp.	11.25%	1/15/2021	18,194	20,468,250
First Data Corp.	11.75%	8/15/2021	8,363	9,586,089
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.†	7.25%	8/1/2022	10,230	9,718,500
Infor US, Inc.†	6.50%	5/15/2022	11,766	12,253,112
MSCI, Inc.†	5.25%	11/15/2024	6,074	6,354,923
SRA International, Inc.	11.00%	10/1/2019	7,325	7,801,125
SunGard Data Systems, Inc.	6.625%	11/1/2019	7,385	7,735,787
VeriSign, Inc.†	5.25%	4/1/2025	6,110	6,247,475
Total				123,732,675

Specialty Retail 2.61%
Argos Merger Sub, Inc.†	7.125%	3/15/2023	10,602	11,264,625
Asbury Automotive Group, Inc.	6.00%	12/15/2024	11,382	11,965,327
Claire’s Stores, Inc.†	9.00%	3/15/2019	8,347	7,449,697

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Specialty Retail (continued)
CST Brands, Inc.	5.00%	5/1/2023	$8,059	$8,240,327
DBP Holding Corp.†	7.75%	10/15/2020	7,875	6,910,313
Dufry Finance SCA (Luxembourg)†(a)	5.50%	10/15/2020	6,625	6,936,713
First Cash Financial Services, Inc.	6.75%	4/1/2021	3,976	4,224,500
Hot Topic, Inc.†	9.25%	6/15/2021	13,360	14,529,000
Men’s Wearhouse, Inc. (The)†	7.00%	7/1/2022	4,822	5,135,430
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	12,350	13,307,125
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	3,200	3,412,000
Perry Ellis International, Inc.	7.875%	4/1/2019	44	46,035
Rent-A-Center, Inc.	6.625%	11/15/2020	5,719	5,690,405
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	5,304	5,675,280
Toys R Us Property Co. II LLC	8.50%	12/1/2017	3,975	4,024,688
William Carter Co. (The)	5.25%	8/15/2021	8,528	8,869,120
Total				117,680,585

Steel Producers/Products 0.81%
AK Steel Corp.	8.375%	4/1/2022	7,463	6,520,796
Allegheny Technologies, Inc.	6.375%	8/15/2023	10,273	10,786,342
Steel Dynamics, Inc.	5.125%	10/1/2021	6,290	6,400,075
Steel Dynamics, Inc.	5.50%	10/1/2024	6,318	6,531,233
United States Steel Corp.	7.375%	4/1/2020	5,950	6,411,125
Total				36,649,571

Support: Services 1.59%
ADT Corp. (The)	3.50%	7/15/2022	4,145	3,833,296
ADT Corp. (The)	4.125%	6/15/2023	5,858	5,521,165
APX Group, Inc.	6.375%	12/1/2019	5,153	5,165,882
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	4,109	4,263,088
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	8,168	6,248,520
Corrections Corp. of America	4.625%	5/1/2023	4,387	4,397,968
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	11,472	9,607,800
Light Tower Rentals, Inc.†	8.125%	8/1/2019	7,355	6,251,750
Modular Space Corp.†	10.25%	1/31/2019	7,868	6,746,810
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	6,525	6,704,437
Sotheby’s†	5.25%	10/1/2022	9,110	9,132,775
Vander Intermediate Holding II Corp. PIK†	9.75%	2/1/2019	3,775	3,831,625
Total				71,705,116

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Technology Hardware & Equipment 0.95%
CDW LLC/CDW Finance Corp.	5.00%	9/1/2023	$5,680	$5,840,403
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	4,076	4,279,800
CDW LLC/CDW Finance Corp.	6.00%	8/15/2022	2,256	2,433,660
CommScope Technologies Finance LLC†	6.00%	6/15/2025	9,979	10,128,685
CommScope, Inc.†	5.00%	6/15/2021	1,550	1,553,875
Dell, Inc.	7.10%	4/15/2028	3,685	4,044,288
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	9,540	10,148,175
Project Homestake Merger Corp.†	8.875%	3/1/2023	4,318	4,323,397
Total				42,752,283

Telecommunications: Wireline Integrated & Services 2.27%
Cogent Communications Group, Inc.†	5.375%	3/1/2022	7,592	7,629,960
Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	6,250	6,796,875
Consolidated Communications, Inc.†	6.50%	10/1/2022	4,949	5,023,235
Consolidated Communications, Inc.	10.875%	6/1/2020	6,463	7,262,796
DigitalGlobe, Inc.†	5.25%	2/1/2021	4,375	4,397,750
Dycom Investments, Inc.	7.125%	1/15/2021	5,485	5,800,388
Equinix, Inc.	4.875%	4/1/2020	7,090	7,355,875
FairPoint Communications, Inc.†	8.75%	8/15/2019	4,345	4,611,131
Frontier Communications Corp.	6.875%	1/15/2025	7,900	7,238,375
Frontier Communications Corp.	9.25%	7/1/2021	10,460	11,492,925
GCI, Inc.	6.875%	4/15/2025	8,841	9,117,281
Telecom Italia SpA (Italy)†(a)	5.303%	5/30/2024	12,150	12,681,563
Zayo Group LLC/Zayo Capital, Inc.†	6.00%	4/1/2023	12,680	12,800,333
Total				102,208,487

Telecommunications: Satellite 0.77%
Hughes Satellite Systems Corp.	6.50%	6/15/2019	4,914	5,423,827
Inmarsat Finance plc (United Kingdom)†(a)	4.875%	5/15/2022	9,600	9,528,000
Intelsat Jackson Holdings SA (Luxembourg)(a)	6.625%	12/15/2022	10,035	9,382,725
Intelsat Luxembourg SA (Luxembourg)(a)	7.75%	6/1/2021	11,616	10,527,000
Total				34,861,552

Telecommunications: Wireless 2.35%
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	13,900	14,942,500
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	8,435	8,224,125
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	5,710	5,681,450
SBA Communications Corp.†	4.875%	7/15/2022	8,300	8,378,435
T-Mobile USA, Inc.	6.50%	1/15/2024	1,943	2,054,723
T-Mobile USA, Inc.	6.625%	11/15/2020	3,950	4,147,500

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Telecommunications: Wireless (continued)
T-Mobile USA, Inc.	6.731%		4/28/2022		$14,805	$15,804,337
T-Mobile USA, Inc.	6.836%		4/28/2023		22,736	24,270,680
Wind Acquisition Finance SA (Italy)†(a)	4.75%		7/15/2020		4,750	4,797,500
Wind Acquisition Finance SA (Italy)†(a)	7.375%		4/23/2021		16,625	17,373,125
Total						105,674,375

Theaters & Entertainment 0.42%
Activision Blizzard, Inc.†	5.625%		9/15/2021		12,185	13,053,181
Production Resource Group, Inc.	8.875%		5/1/2019		7,545	6,017,138
Total						19,070,319

Transportation: Infrastructure/Services 0.87%
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(a)	6.25%		10/30/2019		9,492	8,590,260
GasLog Ltd.†(b)	7.00%	#	6/27/2018	NOK	29,000	3,890,301
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%		8/12/2020		4,780	5,109,581
Overseas Shipholding Group, Inc.	8.125%		3/30/2018		4,186	4,382,219
Stena AB (Sweden)†(a)	7.00%		2/1/2024		1,216	1,179,520
Ultrapetrol Bahamas Ltd. (Bahamas)(a)	8.875%		6/15/2021		6,354	5,877,450
XPO Logistics, Inc.†	7.875%		9/1/2019		9,525	10,263,187
Total						39,292,518

Trucking & Delivery 0.14%
DH Services Luxembourg Sarl (Luxembourg)†(a)	7.75%		12/15/2020		5,990	6,319,450
Total High Yield Corporate Bonds (cost $3,545,559,087)						3,560,655,499

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.41%
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.912%	#	4/10/2028		7,500	7,302,420
Citigroup Commercial Mortgage Trust 2015-101A F†	4.625%	#	1/14/2043		19,000	14,361,422
Citigroup Commercial Mortgage Trust 2015-101A G†	4.625%	#	1/14/2043		4,000	2,883,487
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.136%	#	1/15/2032		5,250	5,283,230
Merrill Lynch Mortgage Trust 2006-C1 F†	5.676%	#	5/12/2039		10,500	1,325,315
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51%		7/15/2056		2,000	2,082,958
Motel 6 Trust 2015-MTL6 E†	5.279%		2/5/2030		5,750	5,782,315
Motel 6 Trust 2015-MTL6 F†	5.00%		2/5/2030		9,750	9,542,076
Wachovia Bank Commercial Mortgage Trust 2006-WL7A J†	0.786%	#	9/15/2021		15,876	15,093,885
Total Non-Agency Commercial Mortgage-Backed Securities (cost $63,550,502)						63,657,108

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

	Dividend	Maturity	Shares	Fair
Investments	Rate	Date	(000)	Value
PREFERRED STOCK 0.09%

Energy: Exploration & Production
Southwestern Energy Co. (cost $4,749,739)	6.25%		77	$4,268,063
Total Long-Term Investments (cost $4,408,045,152)				4,439,721,251

			Principal
	Interest		Amount
	Rate		(000)

SHORT-TERM INVESTMENTS 1.98%

CONVERTIBLE BOND 0.10%

Pharmaceuticals
Mylan, Inc. (cost $4,273,715)	3.75%	9/15/2015	$818	4,454,521

FLOATING RATE LOAN(c) 0.33%

Auto Parts & Equipment
UC Holdings, Inc. Incremental Exit Term Loan	– (d)	12/14/2015	1,474	1,488,331
UC Holdings, Inc. Initial Term Loan	10.00%	12/14/2015	2,877	2,905,680
Total				4,394,011

Software/Services
SS&C Technologies, Inc./Sunshine Acquisition II,
Inc. Debt Bridge Facility Term Loan	– (d)	2/19/2016	10,500	10,500,000
Total Floating Rate Loans ($15,167,349)				14,894,011

REPURCHASE AGREEMENT 1.55%
Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with Fixed Income Clearing Corp. collateralized by $63,495,000 of U.S. Treasury Note at 3.625% due 2/15/2021; value: $70,955,663; proceeds: $69,562,774 (cost $69,562,774)			69,563	69,562,774
Total Short-Term Investments (cost $89,003,838)				88,911,306
Total Investments in Securities 100.57% (cost $4,497,048,990)				4,528,632,557
Liabilities in Excess of Cash, Foreign Cash, and Other Assets(j) (0.57%)				(25,847,215)
Net Assets 100.00%				$4,502,785,342

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
NOK	Norwegian krone.
PIK	Payment-in-kind.

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

Units More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2015.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2015.
(d)	Interest rate to be determined.
(e)	Defaulted security.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Securities purchased on a when-issued basis (See Note 2(i)).
(i)	Security has been fully or partially segregated for open reverse repurchase agreements as of May 31, 2015 (See Note 2(m)).
(j)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts, futures contracts and reverse repurchase agreements as follows:

Credit Default Swaps–Sell Protection at May 31, 2015(1):

							Credit
							Default Swap
							Agreements
Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized	Receivable at
Issuer	Receives	Date	Amount	Value(2)	Upfront(3)	Appreciation	Fair Value(4)
New Albertson’s, Inc.(5)	5.00%	3/20/2019	$3,000,000	$3,302,357	$79,466	$381,822	$302,357

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(p)).
(4)	Includes upfront payments received.
(5)	Swap Counterparty: Citibank.

Open Forward Foreign Currency Exchange Contracts at May 31, 2015:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Buy	Morgan Stanley	7/20/2015	827,000	$1,258,080	$1,263,548	$5,468
Australian dollar	Sell	UBS AG	6/29/2015	1,175,000	915,969	897,055	18,914
Canadian dollar	Sell	Morgan Stanley	8/19/2015	1,400,000	1,152,114	1,124,419	27,695
Canadian dollar	Sell	Morgan Stanley	8/19/2015	800,000	667,572	642,525	25,047
Canadian dollar	Sell	Morgan Stanley	8/19/2015	900,000	745,099	722,841	22,258
Canadian dollar	Sell	Morgan Stanley	8/19/2015	1,900,000	1,565,331	1,525,997	39,334
Canadian dollar	Sell	Morgan Stanley	8/19/2015	1,200,000	988,099	963,787	24,312
Canadian dollar	Sell	Morgan Stanley	8/19/2015	124,000	102,825	99,591	3,234
Canadian dollar	Sell	Morgan Stanley	8/19/2015	11,435,000	9,482,800	9,184,091	298,709
Canadian dollar	Sell	Morgan Stanley	8/19/2015	845,000	700,008	678,667	21,341
Canadian dollar	Sell	Morgan Stanley	8/19/2015	341,000	281,531	273,876	7,655
euro	Sell	J.P. Morgan	8/13/2015	465,000	531,153	511,222	19,931
euro	Sell	Morgan Stanley	8/13/2015	67,400,000	75,173,491	74,099,785	1,073,706
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,587,604

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Buy	Morgan Stanley	7/20/2015	349,000	$546,076	$533,226	$(12,850)
euro	Buy	Morgan Stanley	7/28/2015	1,500,000	1,649,252	1,648,717	(535)
British pound	Sell	J.P. Morgan	7/20/2015	39,970,000	59,502,336	61,068,912	(1,566,576)
Canadian dollar	Sell	Morgan Stanley	8/19/2015	795,000	634,915	638,509	(3,594)
euro	Sell	J.P. Morgan	7/28/2015	1,800,000	1,959,023	1,978,460	(19,437)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,602,992)

Open Futures Contracts at May 31, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 5-Year Treasury Note	September 2015	1,418	Long	$169,772,266	$518,177

Reverse Repurchase Agreements Payable as of May 31, 2015:

		Collateral
		Held by	Interest	Trade	Maturity	Fair
Counterparty	Principal	Counterparty	Rate(1)	Date	Date(2	Value(3)
J.P. Morgan	$3,204,423	$7,640,000 principal, Walter Energy, Inc. at 9.50% due 10/15/2019, $4,259,300 fair value	(5.75)%	5/20/2015	On Demand	$3,198,281

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $6,142.

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2015

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$5,503,437	$–	$5,503,437
Common Stocks
Electric: Generation	–	3,370,572	–	3,370,572
Investments & Miscellaneous Financial Services	–	–	1,116,000	1,116,000
Metals/Mining (Excluding Steel)(3)	–	821,207	–	821,207
Specialty Retail	29,519,716	5,284,741	–	34,804,457
Remaining Industries	298,127,794	–	–	298,127,794
Convertible Bonds	–	73,144,437	–	73,144,437
Floating Rate Loans(4)
Aerospace/Defense	–	4,224,895	–	4,224,895
Auto Parts & Equipment	–	6,862,346	4,394,011	11,256,357
Chemicals	–	8,424,001	–	8,424,001
Diversified Capital Goods	–		5,075,000	5,075,000
Electric: Generation	–	18,720,433	13,723,830	32,444,263
Energy: Exploration & Production	–	40,470,259	–	40,470,259
Food: Wholesale	–	4,349,718	–	4,349,718
Gaming	–	19,425,896	–	19,425,896
Gas Distribution	–		4,309,670	4,309,670
Health Services	–	2,688,468	–	2,688,468
Investments & Miscellaneous Financial Services	–	3,003,491	–	3,003,491
Machinery	–	11,440,752	–	11,440,752
Media: Content	–	8,999,623	–	8,999,623
Media: Diversified	–	6,240,938	–	6,240,938
Metals/Mining (Excluding Steel)	–	4,427,711	–	4,427,711
Oil Field Equipment & Services	–	6,782,120	–	6,782,120
Packaging	–	4,257,750	–	4,257,750
Personal & Household Products	–	4,993,376	–	4,993,376
Recreation & Travel	–	9,440,642	–	9,440,642
Software/Services	–	29,375,069	–	29,375,069
Specialty Retail	–	15,831,258	–	15,831,258
Support: Services	–	25,355,939	1,888,573	27,244,512
Technology Hardware & Equipment	–	7,035,629	–	7,035,629
Foreign Bonds	–	127,949,097	–	127,949,097
Foreign Government Obligations	–	13,910,714	–	13,910,714
High Yield Corporate Bonds
Automakers	–	9,558,850	850	9,559,700
Banking	–	102,991,826	1,000	102,992,826
Chemicals	–	50,043,555	19,406	50,062,961
Metals/Mining (Excluding Steel)	–	138,051,420	5	138,051,425
Remaining Industries	–	3,259,988,587	–	3,259,988,587
Non-Agency Commercial Mortgage-Backed Securities	–	63,657,108	–	63,657,108
Preferred Stock	4,268,063	–	–	4,268,063
Repurchase Agreement	–	69,562,774	–	69,562,774
Total	$331,915,573	$4,166,188,639	$30,528,345	$4,528,632,557

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2015

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swap
Assets	$–	$302,357	$–	$302,357
Liabilities	–	–	–	–
Forward Foreign Currency
Exchange Contracts
Assets	–	1,587,604	–	1,587,604
Liabilities	–	(1,602,992)	–	(1,602,992)
Futures Contracts
Assets	518,177	–	–	518,177
Liabilities	–	–	–	–
Reverse Repurchase Agreement
Assets	–	–	–	–
Liabilities	–	(3,198,281)	–	(3,198,281)
Total	$518,177	$(2,911,312)	$–	$(2,393,135)

(1)	Refer to Note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of May 31, 2015, Mirabela Nickel Ltd. was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the period ended May 31, 2015, $256,324 was transferred from Level 1 to Level 2.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer.

Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Common	Floating Rate	High Yield
Investment Type	Stocks	Loans	Corporate Bonds
Balance as of December 1, 2014	$1,116,000	$47,317,370	$52,181
Accrued discounts/premiums	–	81,532	–
Realized gain (loss)	–	89,477	(61,306)
Change in unrealized appreciation/depreciation	–	119,852	36,870
Purchases	–	23,719,318	–
Sales	–	(21,727,442)	(99,634)
Net transfers in or out of Level 3	–	(20,209,023)	93,150
Balance as of May 31, 2015	$1,116,000	$29,391,084	$21,261

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.11%

ASSET-BACKED SECURITIES 15.59%

Automobiles 5.49%
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	$585	$584,553
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	2,340	2,342,807
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	1,800	1,852,664
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	1,804	1,860,030
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	5,428	5,564,227
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	1,759	1,813,462
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,805	1,824,783
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	1,287	1,298,053
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	3,527	3,526,295
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	7,055	7,074,574
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	1,300	1,300,805
California Republic Auto Receivables Trust 2015-2 A4(a)	1.75%	1/15/2021	11,090	11,096,931
California Republic Auto Receivables Trust 2015-2 B(a)	2.53%	6/15/2021	5,359	5,353,976
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	6,888	6,889,336
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	2,888	2,889,866
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	1,437	1,440,522
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	598	597,580
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	1,870	1,871,223
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	1,918	1,919,067
CarMax Auto Owner Trust 2015-2 A4	1.80%	3/15/2021	3,711	3,726,779
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	873	874,215
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	5,525	5,540,180
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	2,230	2,235,602

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Ford Credit Auto Owner Trust 2012-D A3	0.51%		4/15/2017	$1,998	$1,998,508
Ford Credit Auto Owner Trust 2014-B A3	0.90%		10/15/2018	11,882	11,903,661
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%		1/22/2018	6,940	6,946,780
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%		12/15/2022	1,769	1,768,823
Honda Auto Receivables Owner Trust 2013-1 A3	0.48%		11/21/2016	1,062	1,062,040
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%		2/16/2017	2,031	2,030,592
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%		9/18/2017	4,216	4,218,924
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%		6/15/2016	353	353,297
Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%		7/15/2016	268	267,506
Hyundai Auto Receivables Trust 2013-A A3	0.56%		7/17/2017	1,007	1,006,851
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%		7/15/2016	1,626	1,625,847
Nissan Auto Lease Trust 2013-A A3	0.61%		4/15/2016	4,501	4,501,043
Nissan Auto Receivables Owner Trust 2013-A A3	0.50%		5/15/2017	975	974,909
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%		8/22/2016	1,760	1,761,042
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%		11/20/2017	2,585	2,591,699
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%		6/15/2017	302	301,794
Santander Drive Auto Receivables Trust 2013-4 A3	1.11%		12/15/2017	1,051	1,051,847
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%		6/15/2017	702	701,533
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%		5/16/2016	1,350	1,350,647
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	1,795	1,802,517
Total					121,697,390

Credit Cards 4.38%
American Express Credit Account Master Trust 2012-2 A	0.68%		3/15/2018	3,500	3,501,437
American Express Credit Account Master Trust 2013-1 A	0.606%	#	2/16/2021	3,825	3,842,188
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	5,510	5,540,120
Capital One Multi-Asset Execution Trust 2015-A3	0.595%	#	3/15/2023	7,563	7,573,036
Chase Issuance Trust 2006-A2	5.16%		4/16/2018	5,299	5,471,694
Chase Issuance Trust 2012-A3	0.79%		6/15/2017	6,085	6,085,955
Chase Issuance Trust 2012-A5	0.59%		8/15/2017	4,900	4,901,081
Chase Issuance Trust 2012-A8	0.54%		10/16/2017	2,410	2,410,366
Chase Issuance Trust 2014-A6	1.26%		7/15/2019	7,465	7,484,543
Citibank Credit Card Issuance Trust 2003-A7	4.15%		7/7/2017	6,000	6,023,337
Citibank Credit Card Issuance Trust 2006-A3	5.30%		3/15/2018	4,330	4,491,628
Citibank Credit Card Issuance Trust 2013-A4	0.605%	#	7/24/2020	1,245	1,249,462
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	6,992	7,043,695

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Synchrony Credit Card Master Note Trust 2011-2 A	0.666%	#	5/15/2019	$5,900	$5,911,160
Synchrony Credit Card Master Note Trust 2012-5 A	0.95%		6/15/2018	8,070	8,071,493
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	5,200	5,209,901
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	12,429	12,448,327
Total					97,259,423

Other 5.72%
Apollo Credit Funding IV Ltd. 4A A1†	1.725%	#	4/15/2027	3,000	2,985,367
Avenue CLO VI Ltd. 2007-6A A2†	0.624%	#	7/17/2019	3,000	2,978,474
Avery Point IV CLO Ltd. 2014-1A A†	1.797%	#	4/25/2026	5,000	5,009,956
BlueMountain CLO Ltd. 2014-3A A1†	1.727%	#	10/15/2026	3,000	2,992,013
Carlyle Global Market Strategies 2015-2A A1†	1.744%	#	4/27/2027	3,000	2,990,712
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.752%	#	10/15/2026	2,000	2,002,649
CIFC Funding I Ltd. 2013-1A A1†	1.404%	#	4/16/2025	4,755	4,689,183
CIFC Funding II Ltd. 2014-2A A1L†	1.762%	#	5/24/2026	4,250	4,251,733
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,230	2,229,554
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.525%	#	7/17/2023	5,000	4,972,306
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.775%	#	10/19/2025	4,500	4,485,797
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733%	#	10/15/2026	4,750	4,735,139
Gleneagles CLO Ltd. 2005-1A B†	0.828%	#	11/1/2017	4,050	4,021,219
GMF Floorplan Owner Revolving Trust 2015-1 A1†	1.65%		5/15/2020	3,292	3,297,957
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	9,195	9,195,326
JFIN Revolver CLO Ltd. 2014-2A A2†	1.576%	#	2/20/2022	4,000	3,982,500
JFIN Revolver CLO Ltd. 2015-4A A†	1.424%	#	4/22/2020	2,000	1,990,420
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	3,275	3,281,354
Madison Park Funding IX Ltd. 2012-9AR B1R†	2.15%	#	8/15/2022	4,550	4,553,086
Oaktree CLO Ltd. 2014-2A A1A†	1.805%	#	10/20/2026	3,500	3,497,310
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773%	#	4/15/2026	3,175	3,181,394
Octagon Loan Funding Ltd. 2014-1A A1†	1.726%	#	11/18/2026	2,500	2,497,626
OHA Loan Funding Ltd. 2015-1A A†	1.769%	#	2/15/2027	6,000	5,979,391
OZLM VII Ltd. 2014-7A A1B†	1.764%	#	7/17/2026	3,500	3,503,030
Shackleton CLO Ltd. 2014-5A A†	1.776%	#	5/7/2026	3,200	3,203,854
SLM Private Education Loan Trust 2011-B A1†	1.036%	#	12/16/2024	1,934	1,938,821
SLM Private Education Loan Trust 2012-C A1†	1.286%	#	8/15/2023	3,924	3,940,880
SLM Private Education Loan Trust 2012-E A1†	0.936%	#	10/16/2023	1,985	1,990,004
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.594%	#	4/17/2021	2,000	1,959,164

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Treman Park CLO LLC 2015-1A A†	1.761%	#	4/20/2027		$3,000	$2,996,606
Venture XVII CLO Ltd. 2014-17A A†	1.755%	#	7/15/2026		6,000	5,984,744
Venture XVIII CLO Ltd. 2014-18A A†	1.725%	#	10/15/2026		2,250	2,240,892
Voya CLO Ltd. 2012-3AR AR†	1.615%	#	10/15/2022		3,000	3,000,000
Voya CLO Ltd. 2015-1A A1†	1.755%	#	4/18/2027		3,000	2,974,233
Westchester CLO Ltd. 2007-1A A1A†	0.503%	#	8/1/2022		3,329	3,305,098
Total						126,837,792
Total Asset-Backed Securities (cost $345,749,273)						345,794,605

CONVERTIBLE BONDS 0.00%

Oil
Oleo e Gas Participacoes SA (Brazil)(b)(c)	10.00%		6/1/2016	BRL	23	9,068
Oleo e Gas Participacoes SA (Brazil)(b)(c)	10.00%		6/1/2016	BRL	18	7,167
Total Convertible Bonds (cost $128,732)						16,235

CORPORATE BONDS 70.79%

Aerospace/Defense 0.40%
Exelis, Inc.	5.55%		10/1/2021		$7,800	8,773,534

Air Transportation 0.11%
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		7/15/2020		2,281	2,377,656

Apparel 0.32%
PVH Corp.	7.75%		11/15/2023		5,967	7,070,895

Auto Parts: Original Equipment 0.52%
Accuride Corp.	9.50%		8/1/2018		1,931	1,998,585
Hertz Corp. (The)	7.375%		1/15/2021		45	47,306
Hertz Corp. (The)	7.50%		10/15/2018		4,768	4,946,800
International Automotive Components Group SA (Luxembourg)†(d)	9.125%		6/1/2018		2,000	2,070,000
Schaeffler Holding Finance BV PIK (Netherlands)†(d)	6.875%		8/15/2018		2,450	2,554,125
Total						11,616,816

Automotive 1.16%
Ford Motor Co.	6.375%		2/1/2029		7,250	8,904,406
Ford Motor Co.	6.625%		10/1/2028		4,575	5,748,131
Ford Motor Co.	7.45%		7/16/2031		2,750	3,591,841
General Motors Co.	5.00%		4/1/2035		2,543	2,577,623

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Automotive (continued)
General Motors Financial Co., Inc.	4.00%	1/15/2025		$4,950	$4,927,626
Total					25,749,627

Banks: Money Center 0.74%
Bank of America Corp.	6.25%	–	(e)	8,160	8,333,400
Barclays plc (United Kingdom)(d)	3.65%	3/16/2025		6,800	6,670,147
Santander Bank NA	8.75%	5/30/2018		1,000	1,172,220
Zions Bancorporation	4.50%	6/13/2023		272	285,199
Total					16,460,966

Banks: Regional 3.26%
Bank of New York Mellon Corp. (The)	4.95%	–	(e)	6,900	6,908,625
Citigroup, Inc.	5.95%	–	(e)	11,563	11,546,202
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)†(d)	3.75%	3/26/2025		5,000	4,944,440
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027		8,215	9,511,697
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		4,330	5,334,309
HBOS plc (United Kingdom)†(d)	6.00%	11/1/2033		5,700	6,446,854
JPMorgan Chase & Co.	6.75%	–	(e)	6,515	7,109,494
Macquarie Bank Ltd. (Australia)†(d)	6.625%	4/7/2021		5,946	6,973,504
Popular, Inc.	7.00%	7/1/2019		1,250	1,285,938
Wells Fargo & Co.	4.10%	6/3/2026		4,909	5,073,113
Wells Fargo & Co.	5.875%	–	(e)	6,925	7,288,562
Total					72,422,738

Beverages 0.28%
Beam Suntory, Inc.	6.625%	7/15/2028		755	888,397
Central American Bottling Corp. (Guatemala)†(d)	6.75%	2/9/2022		4,920	5,252,100
Total					6,140,497

Biotechnology Research & Production 0.84%
Amgen, Inc.	6.40%	2/1/2039		15,251	18,699,800

Broadcasting 1.20%
21st Century Fox America, Inc.	6.75%	1/9/2038		13,671	17,402,923
21st Century Fox America, Inc.	6.90%	8/15/2039		1,000	1,313,479
Cox Communications, Inc.†	8.375%	3/1/2039		5,853	7,855,546
Total					26,571,948

Brokers 0.62%
Jefferies Group LLC	6.875%	4/15/2021		11,895	13,754,783

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.19%
Cementos Pacasmayo SAA (Peru)†(d)	4.50%	2/8/2023	$2,000	$1,940,400
Owens Corning	9.00%	6/15/2019	1,838	2,213,492
Total				4,153,892

Business Services 0.87%
Chicago Parking Meters LLC†	5.489%	12/30/2020	3,147	3,422,526
Expedia, Inc.	4.50%	8/15/2024	7,500	7,687,830
Expedia, Inc.	5.95%	8/15/2020	3,955	4,446,954
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	3,350	3,433,750
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.†	9.50%	12/1/2019	275	295,969
Total				19,287,029

Cable Services 1.05%
Historic TW, Inc.	9.15%	2/1/2023	4,176	5,669,605
Time Warner Cable, Inc.	6.55%	5/1/2037	3,785	4,099,087
Time Warner Cable, Inc.	7.30%	7/1/2038	11,581	13,542,636
Total				23,311,328

Chemicals 1.40%
Dow Chemical Co. (The)	9.40%	5/15/2039	750	1,175,515
Grupo Idesa SA de CV (Mexico)†(d)	7.875%	12/18/2020	2,800	2,940,000
Methanex Corp. (Canada)(d)	5.25%	3/1/2022	2,222	2,417,932
Montell Finance Co. BV (Netherlands)†(d)	8.10%	3/15/2027	9,245	12,571,693
NewMarket Corp.	4.10%	12/15/2022	4,000	4,111,880
Yara International ASA (Norway)†(d)	7.875%	6/11/2019	6,642	7,805,353
Total				31,022,373

Coal 0.10%
Penn Virginia Corp.	7.25%	4/15/2019	1,031	927,900
Penn Virginia Corp.	8.50%	5/1/2020	1,469	1,395,550
Total				2,323,450

Communications & Media 0.04%
Digicel Ltd. (Jamaica)†(d)	6.75%	3/1/2023	924	919,380

Communications Equipment 0.09%
Harris Corp.	4.854%	4/27/2035	2,000	1,977,918

Communications Services 0.16%
CenturyLink, Inc.	6.875%	1/15/2028	3,500	3,535,000

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Communications Technology 0.15%
Motorola Solutions, Inc.	3.75%	5/15/2022	$3,235	$3,238,190

Computer Hardware 0.70%
Dell, Inc.	7.10%	4/15/2028	3,550	3,896,125
DynCorp International, Inc.	10.375%	7/1/2017	460	365,700
Leidos, Inc.	7.125%	7/1/2032	3,270	3,339,916
Seagate HDD Cayman†	4.875%	6/1/2027	7,875	7,972,091
Total				15,573,832

Computer Software 0.85%
Aspect Software, Inc.	10.625%	5/15/2017	2,040	1,846,200
First Data Corp.†	7.375%	6/15/2019	3,015	3,143,137
First Data Corp.	12.625%	1/15/2021	2,280	2,676,150
Infor US, Inc.†	6.50%	5/15/2022	2,130	2,218,182
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	3,000	3,221,250
SRA International, Inc.	11.00%	10/1/2019	2,558	2,724,270
SunGard Data Systems, Inc.	6.625%	11/1/2019	975	1,021,313
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,900	1,980,750
Total				18,831,252

Construction/Homebuilding 0.04%
Odebrecht Finance Ltd.†	5.25%	6/27/2029	900	797,130

Consumer Products 0.49%
Avon Products, Inc.	5.35%	3/15/2020	7,125	6,483,750
Tupperware Brands Corp.	4.75%	6/1/2021	4,015	4,298,182
Total				10,781,932

Containers 0.59%
Coveris Holdings SA (Luxembourg)†(d)	7.875%	11/1/2019	2,625	2,697,188
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	200	231,000
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,875	4,826,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	4,600	4,697,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	500	522,500
Total				12,974,688

Copper 0.19%
Freeport-McMoRan Corp.	7.125%	11/1/2027	2,150	2,475,445
Freeport-McMoRan Corp.	9.50%	6/1/2031	1,053	1,325,051

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Copper (continued)
Southern Copper Corp. (Mexico)(d)	3.875%	4/23/2025	$427	$418,896
Total				4,219,392

Data Product, Equipment & Communications 0.33%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	6,875	7,260,777

Diversified 0.42%
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	3,868	3,921,185
Hutchison Whampoa International 14 Ltd. (Hong Kong)†(d)	3.625%	10/31/2024	1,190	1,215,061
James Hardie International Finance Ltd. (Ireland)†(d)	5.875%	2/15/2023	4,000	4,180,000
Total				9,316,246

Drugs 2.12%
AbbVie, Inc.	4.50%	5/14/2035	5,895	5,954,876
Actavis Funding SCS (Luxembourg)(d)	4.55%	3/15/2035	16,850	16,758,774
Capsugel SA PIK (Luxembourg)†(d)	7.00%	5/15/2019	4,375	4,481,641
Express Scripts Holding Co.	6.125%	11/15/2041	5,500	6,742,725
Mylan, Inc.†	7.875%	7/15/2020	3,640	3,813,104
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	1,965	2,107,462
Perrigo Finance plc (Ireland)(d)	3.90%	12/15/2024	5,250	5,366,476
Perrigo Finance plc (Ireland)(d)	4.90%	12/15/2044	1,100	1,116,866
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	716	750,905
Total				47,092,829

Electric: Power 1.70%
AES El Salvador Trust II†	6.75%	3/28/2023	1,060	1,022,900
American Transmission Systems, Inc.†	5.00%	9/1/2044	3,018	3,253,977
Appalachian Power Co.	7.00%	4/1/2038	2,985	3,954,125
CEZ AS (Czech Republic)†(d)	4.25%	4/3/2022	1,700	1,810,299
Dominion Resources, Inc.	5.75%	10/1/2054	6,940	7,451,249
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	3,034,367
E.CL SA (Chile)†(d)	4.50%	1/29/2025	850	884,294
Entergy Corp.	5.125%	9/15/2020	3,368	3,712,577
Exelon Generation Co. LLC	6.25%	10/1/2039	6,250	7,318,575
Lamar Funding Ltd.†	3.958%	5/7/2025	1,500	1,507,500
NiSource Finance Corp.	6.25%	12/15/2040	1,000	1,244,371
Red Oak Power LLC	8.54%	11/30/2019	2,252	2,409,453
Total				37,603,687

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.25%
PerkinElmer, Inc.	5.00%	11/15/2021	$4,950	$5,517,027

Electronics: Semi-Conductors/Components 0.50%
Freescale Semiconductor, Inc.	10.75%	8/1/2020	588	629,895
KLA-Tencor Corp.	4.65%	11/1/2024	7,250	7,439,544
Lam Research Corp.	3.80%	3/15/2025	3,025	3,012,192
Total				11,081,631

Energy Equipment & Services 1.04%
Cameron International Corp.	7.00%	7/15/2038	1,952	2,320,407
Energy Transfer Partners LP	6.625%	10/15/2036	4,080	4,520,187
Energy Transfer Partners LP	7.50%	7/1/2038	5,000	6,079,725
Energy Transfer Partners LP	8.25%	11/15/2029	1,966	2,602,707
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,975	7,623,389
Total				23,146,415

Engineering & Contracting Services 0.06%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	1,500	1,353,750

Entertainment 1.57%
CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	2,500	2,634,375
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	3,869	4,026,178
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	3,515	3,547,953
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	1,600	1,688,000
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	8,095	8,783,075
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	1,350	1,518,750
Viacom, Inc.	6.875%	4/30/2036	9,766	11,446,670
WMG Holdings Corp.†	13.75%	10/1/2019	500	548,750
WMG Holdings Corp.	13.75%	10/1/2019	600	658,500
Total				34,852,251

Financial Services 4.43%
Air Lease Corp.	3.875%	4/1/2021	3,365	3,474,362
Air Lease Corp.	4.25%	9/15/2024	1,817	1,844,255
Alliance Data Systems Corp.†	5.375%	8/1/2022	1,098	1,108,980
Bank of America Corp.	4.20%	8/26/2024	6,472	6,587,402
Bank of America Corp.	4.25%	10/22/2026	3,150	3,177,733
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	5,917	6,294,209
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	6,000	6,241,452

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Financial Services (continued)
General Electric Capital Corp.	7.125%	–	(e)	$11,500	$13,455,000
Graton Economic Development Authority†	9.625%	9/1/2019		400	437,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017		1,500	1,571,250
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021		1,595	1,339,800
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020		1,200	1,044,000
Lender Processing Services, Inc.	5.75%	4/15/2023		5,604	5,968,260
Macquarie Group Ltd. (Australia)†(d)	6.00%	1/14/2020		2,953	3,357,977
Morgan Stanley	5.55%	–	(e)	4,925	4,949,625
MU Finance plc (United Kingdom)†(d)	8.375%	2/1/2017		3,322	3,409,142
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020		2,000	2,037,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022		6,825	7,362,469
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018		2,318	2,504,889
Santander UK plc (United Kingdom)(d)	7.95%	10/26/2029		6,980	9,100,950
Scottrade Financial Services, Inc.†	6.125%	7/11/2021		10,600	11,581,486
Western Union Co. (The)	3.35%	5/22/2019		1,370	1,409,853
Total					98,257,594

Financial: Miscellaneous 0.07%
CME Group, Inc.	5.30%	9/15/2043		1,250	1,476,103

Food 1.63%
Bumble Bee Holdco SCA PIK (Luxembourg)†(d)	9.625%	3/15/2018		790	817,650
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017		1,230	1,294,575
Diamond Foods, Inc.†	7.00%	3/15/2019		1,015	1,053,063
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(d)	9.875%	2/1/2020		332	351,090
Flowers Foods, Inc.	4.375%	4/1/2022		4,900	5,193,927
H.J. Heinz Finance Co.	6.75%	3/15/2032		965	1,162,825
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021		984	1,044,516
JM Smucker Co. (The)†	4.25%	3/15/2035		5,000	4,874,625
Kraft Foods Group, Inc.	6.875%	1/26/2039		3,585	4,472,427
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019		1,625	1,771,250
Southern States Cooperative, Inc.†	10.00%	8/15/2021		656	619,920
Tesco plc (United Kingdom)†(d)	6.15%	11/15/2037		4,050	4,123,313
US Foods, Inc.	8.50%	6/30/2019		7,569	7,928,527
WhiteWave Foods Co. (The)	5.375%	10/1/2022		1,370	1,483,025
Total					36,190,733

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.82%
Activision Blizzard, Inc.†	6.125%	9/15/2023	$7,147	$7,897,435
CCM Merger, Inc.†	9.125%	5/1/2019	2,000	2,180,000
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	4,068	4,093,425
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	1,350	1,439,438
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	2,481	2,598,847
Total				18,209,145

Health Care 0.39%
Zoetis, Inc.	3.25%	2/1/2023	8,885	8,723,826

Health Care Products 1.34%
Biomet, Inc.	6.50%	10/1/2020	5,185	5,452,287
Biomet, Inc.	6.50%	8/1/2020	2,465	2,609,819
Forest Laboratories, Inc.†	4.375%	2/1/2019	7,920	8,460,809
HCA, Inc.	7.50%	11/6/2033	200	218,000
Immucor, Inc.	11.125%	8/15/2019	2,885	3,079,738
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	1,000	1,095,000
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	985	994,850
Zimmer Holdings, Inc.	4.25%	8/15/2035	8,010	7,806,754
Total				29,717,257

Health Care Services 1.37%
Capella Healthcare, Inc.	9.25%	7/1/2017	1,025	1,055,750
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	225	239,625
Emdeon, Inc.	11.00%	12/31/2019	1,725	1,895,344
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	6,295	6,861,550
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	3,150	3,301,594
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	1,315	1,375,845
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,873	3,066,927
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	5,692	5,983,715
Senior Housing Properties Trust	6.75%	12/15/2021	5,741	6,648,313
Total				30,428,663

Hospital Management 0.02%
United Surgical Partners International, Inc.	9.00%	4/1/2020	500	538,125

Household Equipment/Products 0.02%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(d)	4.25%	5/9/2020	375	370,793

Industrial Products 0.09%
PPL UK Distribution Holdings Ltd. (United Kingdom)†(d)	7.25%	12/15/2017	1,750	1,917,181

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Insurance 3.15%
Alleghany Corp.	4.90%	9/15/2044		$3,545	$3,603,081
Aon Corp.	8.205%	1/1/2027		7,745	10,126,587
CNO Financial Group, Inc.	5.25%	5/30/2025		3,211	3,339,440
CNO Financial Group, Inc.†	6.375%	10/1/2020		3,387	3,613,760
Metlife, Inc.	5.25%	–	(e)	6,890	6,915,838
Protective Life Corp.	8.45%	10/15/2039		4,100	5,936,792
Prudential Financial, Inc.	5.625%	6/15/2043		16,867	17,942,271
Symetra Financial Corp.	4.25%	7/15/2024		4,950	5,111,820
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		11,330	12,166,177
Willis North America, Inc.	7.00%	9/29/2019		989	1,141,296
Total					69,897,062

Leasing 0.74%
Aviation Capital Group Corp.†	6.75%	4/6/2021		5,750	6,670,316
Aviation Capital Group Corp.†	7.125%	10/15/2020		3,750	4,396,466
International Lease Finance Corp.	5.875%	8/15/2022		4,925	5,454,438
Total					16,521,220

Leisure 0.83%
Carnival plc (United Kingdom)(d)	7.875%	6/1/2027		5,500	7,048,069
Central Garden & Pet Co.	8.25%	3/1/2018		2,008	2,062,216
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		7,939	9,288,630
Total					18,398,915

Lodging 1.58%
Eldorado Resorts LLC/Eldorado Capital Corp.†	8.625%	6/15/2019		975	1,027,407
Host Hotels & Resorts LP	3.75%	10/15/2023		2,350	2,357,064
Host Hotels & Resorts LP	4.00%	6/15/2025		2,450	2,506,585
Host Hotels & Resorts LP	5.25%	3/15/2022		6,442	7,112,058
Host Hotels & Resorts LP	6.00%	10/1/2021		3,835	4,402,465
Hyatt Hotels Corp.†	6.875%	8/15/2019		5,804	6,755,409
Marina District Finance Co., Inc.	9.875%	8/15/2018		3,500	3,644,375
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034		5,000	4,805,185
Sugarhouse HSP Gaming Prop. Mezz. LP/ Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021		2,450	2,352,000
Total					34,962,548

Machinery: Agricultural 0.80%
Lorillard Tobacco Co.	6.875%	5/1/2020		1,665	1,958,842

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural (continued)
Lorillard Tobacco Co.	8.125%		6/23/2019	$1,918	$2,328,767
Lorillard Tobacco Co.	8.125%		5/1/2040	3,214	4,347,186
MHP SA (Ukraine)†(d)	8.25%		4/2/2020	3,825	3,270,375
Viterra, Inc. (Canada)†(d)	5.95%		8/1/2020	5,250	5,888,001
Total					17,793,171

Machinery: Industrial/Specialty 0.06%
Cleaver-Brooks, Inc.†	8.75%		12/15/2019	1,300	1,316,250

Machinery: Oil Well Equipment & Services 0.26%
Oceaneering International, Inc.	4.65%		11/15/2024	5,725	5,844,836

Manufacturing 0.45%
Hillenbrand, Inc.	5.50%		7/15/2020	1,062	1,159,412
Trinity Industries, Inc.	4.55%		10/1/2024	9,025	8,845,258
Total					10,004,670

Media 1.33%
Discovery Communications LLC	6.35%		6/1/2040	5,960	6,829,099
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(d)	5.307%	#	5/11/2022	4,595	4,813,263
Harron Communications LP/Harron Finance Corp.†	9.125%		4/1/2020	2,250	2,446,875
Time Warner, Inc.	7.625%		4/15/2031	9,500	12,760,324
Videotron Ltd. (Canada)(d)	9.125%		4/15/2018	105	107,100
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%		7/15/2019	2,385	2,554,931
Total					29,511,592

Merchandising 0.17%
Kemet Corp.	10.50%		5/1/2018	3,785	3,860,700

Metals & Minerals: Miscellaneous 1.01%
Barrick Gold Corp. (Canada)(d)	4.10%		5/1/2023	6,325	6,279,764
Barrick International Barbados Corp. (Barbados)†(d)	6.35%		10/15/2036	3,498	3,609,212
Goldcorp, Inc. (Canada)(d)	5.45%		6/9/2044	2,500	2,487,685
KGHM International Ltd. (Canada)†(d)	7.75%		6/15/2019	794	827,546
New Gold, Inc. (Canada)†(d)	6.25%		11/15/2022	1,942	1,954,137
New Gold, Inc. (Canada)†(d)	7.00%		4/15/2020	1,250	1,309,375
Yamana Gold, Inc. (Canada)(d)	4.95%		7/15/2024	5,960	5,896,538
Total					22,364,257

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 1.18%
Bill Barrett Corp.	7.625%	10/1/2019	$3,100	$2,976,000
Dominion Gas Holdings LLC(f)	4.60%	12/15/2044	3,411	3,432,002
GNL Quintero SA (Chile)†(d)	4.634%	7/31/2029	1,000	1,026,881
Kinder Morgan, Inc.	7.75%	1/15/2032	3,052	3,613,400
Kinder Morgan, Inc.	7.80%	8/1/2031	2,350	2,764,272
Kinder Morgan, Inc.	8.05%	10/15/2030	1,135	1,372,549
SourceGas LLC†	5.90%	4/1/2017	4,150	4,413,566
Southern Star Central Corp.†	5.125%	7/15/2022	2,000	2,100,000
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,000	2,077,916
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	2,000	2,496,480
Total				26,273,066

Oil 2.52%
Afren plc (United Kingdom)†(b)(d)	6.625%	12/9/2020	1,000	445,000
Afren plc (United Kingdom)†(b)(d)	10.25%	4/8/2019	2,100	934,500
Canadian Oil Sands Ltd. (Canada)†(d)	7.90%	9/1/2021	1,250	1,394,418
Chaparral Energy, Inc.	8.25%	9/1/2021	2,027	1,652,005
Continental Resources, Inc.	7.125%	4/1/2021	2,000	2,130,000
DCP Midstream LLC†	5.85%	5/21/2043	5,000	4,150,000
DCP Midstream LLC†	9.75%	3/15/2019	5,014	5,870,441
Delek & Avner Tamar Bond Ltd. (Israel)†(d)	5.082%	12/30/2023	772	791,300
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(d)	7.50%	2/11/2020	2,100	1,879,500
Gulfport Energy Corp.	7.75%	11/1/2020	2,385	2,534,063
Halliburton Co.	6.70%	9/15/2038	2,435	3,171,731
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,525	2,644,937
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,500	1,560,750
Kunlun Energy Co., Ltd. (Hong Kong)†(d)	3.75%	5/13/2025	1,200	1,193,640
MEG Energy Corp. (Canada)†(d)	6.375%	1/30/2023	2,609	2,478,550
MEG Energy Corp. (Canada)†(d)	6.50%	3/15/2021	3,000	2,925,000
Petroleos de Venezuela SA (Venezuela)(d)	5.25%	4/12/2017	750	408,375
Petroleos de Venezuela SA (Venezuela)†(d)	8.50%	11/2/2017	1,427	1,061,331
Petroleos Mexicanos (Mexico)†(d)	4.25%	1/15/2025	385	383,845
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(d)	9.75%	8/14/2019	1,000	1,180,500
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	1,034	1,019,612
RSP Permian, Inc.†	6.625%	10/1/2022	1,190	1,243,550
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,540	1,609,300

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Seven Generations Energy Ltd. (Canada)†(d)	8.25%	5/15/2020	$2,000	$2,155,000
Valero Energy Corp.	10.50%	3/15/2039	4,697	7,582,743
Whiting Canadian Holding Co. ULC	8.125%	12/1/2019	3,250	3,461,250
Total				55,861,341

Oil: Crude Producers 3.80%
Alberta Energy Co., Ltd. (Canada)(d)	8.125%	9/15/2030	4,965	6,503,485
Apache Corp.	6.00%	1/15/2037	4,993	5,708,007
Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	2,883	2,909,189
Enbridge Energy Partners LP	8.05%	10/1/2037	5,040	5,241,600
Enterprise Products Operating LLC	4.90%	5/15/2046	1,885	1,899,398
Enterprise Products Operating LLC	7.55%	4/15/2038	8,178	10,943,194
Kerr-McGee Corp.	7.125%	10/15/2027	3,100	3,934,095
Kerr-McGee Corp.	7.875%	9/15/2031	2,300	3,104,016
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	6,700	7,261,125
Murphy Oil Corp.	3.70%	12/1/2022	3,156	2,965,845
OGX Austria GmbH (Austria)†(b)(d)	8.50%	6/1/2018	1,800	10,802
Range Resources Corp.†	4.875%	5/15/2025	4,925	4,931,156
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	3,500	3,867,500
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,894	2,078,665
Ruby Pipeline LLC†	6.00%	4/1/2022	9,231	10,195,436
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	6,000	6,345,000
Southeast Supply Header LLC†	4.25%	6/15/2024	6,450	6,489,313
Total				84,387,826

Oil: Integrated Domestic 2.58%
Buckeye Partners LP	4.875%	2/1/2021	5,950	6,226,693
Enterprise Products Operating LLC(g)	8.375%	8/1/2066	5,000	5,287,500
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.625%	5/1/2021	1,500	1,578,750
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	9,125	9,740,937
Helmerich & Payne International Drilling Co.†	4.65%	3/15/2025	2,870	3,016,224
Hess Corp.	7.125%	3/15/2033	1,650	2,014,640
Kinder Morgan Energy Partners LP	5.40%	9/1/2044	3,342	3,217,524
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	7,208	8,095,737
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	600	691,314
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,583	1,823,814

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	$5,486	$6,592,307
Rowan Cos., Inc.	7.875%	8/1/2019	8,000	9,031,528
Total				57,316,968

Oil: Integrated International 1.01%
Eni SpA (Italy)†(d)	5.70%	10/1/2040	9,705	10,402,285
Petrobras Global Finance BV (Netherlands)(d)	4.375%	5/20/2023	1,800	1,611,000
Transocean, Inc.	6.375%	12/15/2021	1,500	1,415,625
Weatherford International Ltd.	9.875%	3/1/2039	7,475	8,960,940
Total				22,389,850

Paper & Forest Products 0.97%
Coveris Holding Corp.†	10.00%	6/1/2018	1,750	1,863,750
Georgia-Pacific LLC	8.875%	5/15/2031	7,983	11,843,251
International Paper Co.	7.30%	11/15/2039	2,955	3,739,795
Mercer International, Inc. (Canada)(d)	7.75%	12/1/2022	3,825	4,140,563
Total				21,587,359

Photography 0.22%
Harman International Industries, Inc.	4.15%	5/15/2025	4,926	4,978,344

Railroads 0.26%
Anadarko Holding Co.	7.95%	4/15/2029	4,307	5,759,596

Real Estate Investment Trusts 2.48%
American Tower Corp.	4.00%	6/1/2025	6,900	6,873,318
ARC Properties Operating Partnership LP	3.00%	2/6/2019	10,580	10,209,700
China South City Holdings Ltd. (Hong Kong)(d)	8.25%	1/29/2019	1,000	977,500
DDR Corp.	7.875%	9/1/2020	2,739	3,390,690
EPR Properties	5.25%	7/15/2023	3,013	3,213,364
EPR Properties	7.75%	7/15/2020	8,000	9,623,824
HCP, Inc.	3.40%	2/1/2025	4,600	4,451,549
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	5,274	5,935,855
Hospitality Properties Trust	4.65%	3/15/2024	4,500	4,575,735
Iron Mountain, Inc.	8.375%	8/15/2021	987	1,029,934
Potlatch Corp.	6.95%	12/15/2015	500	513,750
SL Green Realty Corp.	4.50%	12/1/2022	723	750,575
SL Green Realty Corp.	7.75%	3/15/2020	862	1,036,556
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,504,400
Total				55,086,750

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 1.76%
Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	$500	$531,250
Amazon.com, Inc.	4.80%	12/5/2034	14,717	15,293,391
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	4,650	4,010,625
DBP Holding Corp.†	7.75%	10/15/2020	1,025	899,437
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	3,250	3,290,625
Party City Holdings, Inc.	8.875%	8/1/2020	585	632,678
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	3,500	3,613,750
QVC, Inc.	5.125%	7/2/2022	3,841	4,035,704
Tops Holding LLC/Top Markets II Corp.†(a)	8.00%	6/15/2022	2,462	2,462,000
Tops Holding LLC/Tops Markets LLC	8.875%	12/15/2017	2,223	2,334,150
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	1,970	1,957,223
Total				39,060,833

Retail: Specialty 0.02%
Petco Animal Supplies, Inc.†	9.25%	12/1/2018	500	525,625

Savings & Loan 0.28%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	5,498	6,154,582

Steel 0.68%
Allegheny Technologies, Inc.	6.375%	8/15/2023	3,425	3,596,147
Allegheny Technologies, Inc.	9.375%	6/1/2019	6,325	7,542,563
Vale Overseas Ltd. (Brazil)(d)	6.875%	11/10/2039	4,000	3,968,520
Total				15,107,230

Technology 0.36%
Alibaba Group Holding Ltd. (China)†(d)	3.60%	11/28/2024	5,200	5,141,568
VeriSign, Inc.	4.625%	5/1/2023	2,914	2,892,145
Total				8,033,713

Telecommunications 5.97%
AT&T, Inc.	4.50%	5/15/2035	1,919	1,825,067
AT&T, Inc.	6.30%	1/15/2038	26,324	30,103,126
AT&T, Inc.	6.50%	9/1/2037	10,357	12,116,530
Block Communications, Inc.†	7.25%	2/1/2020	500	516,250
Consolidated Communications, Inc.	10.875%	6/1/2020	2,025	2,275,594
Digicel Group Ltd. (Jamaica)†(d)	7.125%	4/1/2022	1,750	1,706,250
GTE Corp.	6.94%	4/15/2028	38,728	48,941,581
GTE Corp.	8.75%	11/1/2021	1,105	1,434,060
Intelsat Jackson Holdings SA (Luxembourg)(d)	7.25%	4/1/2019	3,043	3,130,486

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Millicom International Cellular SA (Luxembourg)†(d)	4.75%	5/22/2020	$3,075	$3,067,435
Orange SA (France)(d)	9.00%	3/1/2031	2,545	3,774,095
Sable International Finance Ltd.†	8.75%	2/1/2020	1,750	1,890,000
T-Mobile USA, Inc.	6.464%	4/28/2019	3,000	3,106,875
Turk Telekomunikasyon AS (Turkey)†(d)	4.875%	6/19/2024	1,660	1,662,092
U.S. Cellular Corp.	6.70%	12/15/2033	2,904	2,842,290
Verizon Communications, Inc.	5.85%	9/15/2035	12,400	14,011,839
Total				132,403,570

Telephone-Long Distance 0.14%
Qwest Capital Funding, Inc.	6.875%	7/15/2028	3,005	3,080,125

Tobacco 0.65%
Altria Group, Inc.	9.95%	11/10/2038	8,569	14,361,575

Transportation: Miscellaneous 0.07%
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(d)	5.875%	8/12/2020	1,350	1,443,083

Utilities 0.73%
Aquarion Co.†	4.00%	8/15/2024	7,250	7,300,561
Williams Cos., Inc. (The)	8.75%	3/15/2032	6,890	8,874,761
Total				16,175,322

Utilities: Electrical 0.13%
Puget Sound Energy, Inc.(h)	6.974%	6/1/2067	3,088	2,941,320

Wholesale 0.07%
Interline Brands, Inc. PIK	10.00%	11/15/2018	1,484	1,560,055
Total Corporate Bonds (cost $1,545,151,556)				1,570,603,433

FLOATING RATE LOANS(i) 1.66%

Energy Equipment & Services 0.18%
Fieldwood Energy LLC 2nd Lien Closing Date Term Loan	8.375%	9/30/2020	1,000	824,375
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	4,000	3,101,000
Total				3,925,375

Financial Services 0.03%
Hudson Pacific Properties, L.P. 5 Year Term Loan	1.484%	4/1/2020	650	650,000

Food 0.01%
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	322	326,978

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Gaming 0.58%
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020		$9,161	$9,171,540
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020		3,662	3,667,428
Total					12,838,968

Health Care 0.19%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	1/2/2019		357	362,054
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022		2,769	2,789,767
Thermo Fisher Scientific, Inc. Committed Term Loan	1.649%	1/31/2017		961	961,145
Total					4,112,966

Media 0.06%
AMC Networks, Inc. Term Loan A	1.93%	12/16/2019		1,457	1,445,638

Metals & Minerals: Miscellaneous 0.08%
American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/20/2022		1,750	1,785,368

Retail 0.09%
Staples, Inc. 1st Lien Term Loan	– (j)	4/23/2021		2,000	2,004,380

Services 0.28%
Kasima LLC Term Loan	3.25%	5/17/2021		3,658	3,658,431
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021		2,624	2,607,946
Total					6,266,377

Technology 0.04%
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021		969	971,394

Utilities 0.12%
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020		1,367	1,370,418
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018		151	149,680
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		1,099	1,110,211
Total					2,630,309
Total Floating Rate Loans (cost $37,506,731)					36,957,753

FOREIGN BONDS(c) 0.62%

Brazil 0.03%
BRF SA†	7.75%	5/22/2018	BRL	2,500	660,327

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
France 0.02%
Europcar Groupe SA†	9.375%		4/15/2018	EUR	275		$318,644

Mexico 0.09%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%		6/10/2028	MXN	31,250		1,983,492

United Kingdom 0.48%
Old Mutual plc	8.00%		6/3/2021	GBP	5,000		8,765,267
R&R Ice Cream plc PIK†	9.25%		5/15/2018	EUR	1,750		1,958,063
Total							10,723,330
Total Foreign Bonds (cost $14,824,332)							13,685,793

FOREIGN GOVERNMENT OBLIGATIONS(d) 0.27%

Argentina 0.04%
City of Buenos Aires†	9.95%		3/1/2017		$500		520,000
Provincia de Neuquen†	7.875%		4/26/2021		146		148,190
Republic of Argentina(b)	8.28%		12/31/2033		210		210,831
Total							879,021

Ghana 0.12%
Republic of Ghana†	7.875%		8/7/2023		2,900		2,745,807

Indonesia 0.10%
Perusahaan Penerbit SBSN†	3.30%		11/21/2022		1,200		1,164,000
Perusahaan Penerbit SBSN†	4.00%		11/21/2018		900		946,125
Total							2,110,125

Venezuela 0.01%
Republic of Venezuela	9.375%		1/13/2034		450		182,925
Total Foreign Government Obligations (cost $6,051,529)							5,917,878

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.51%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%	(k)	10/15/2020		–	(l)	1,387
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022		5		5,209
Federal Home Loan Mortgage Corp. 181 F IO	494.14%	(k)	8/15/2021		–	(l)	1,905
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	(k)	12/15/2020		–	(l)	827
Federal Home Loan Mortgage Corp. 1032 O IO	544.714%	(k)	12/15/2020		–	(l)	1,171

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(k)	2/15/2021	$–	(l)	$763
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(k)	2/15/2021	–	(l)	878
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(k)	4/15/2021	–	(l)	378
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(k)	4/15/2021	–	(l)	707
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(k)	4/15/2021	–	(l)	2,350
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(k)	5/15/2021	–	(l)	3,062
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	9		9,350
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(k)	9/15/2021	–	(l)	918
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	15		15,019
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(k)	11/15/2021	–	(l)	559
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(k)	2/15/2022	–	(l)	228
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(k)	4/15/2022	–	(l)	288
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	43		42,793
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	17		17,443
Federal National Mortgage Assoc. 94 2 IO	9.50%	(k)	8/25/2021	4		724
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	2		2,009
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	(k)	12/25/2021	–	(l)	699
Government National Mortgage Assoc. 2013-48 IO	0.593%	#(k)	7/16/2054	20,432		1,148,874
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(k)	2/16/2049	9,848		10,036,822
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,210,134)						11,294,363

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.27%
Federal National Mortgage Assoc.(m)	3.00%		TBA	$3,220	$3,364,523
Federal National Mortgage Assoc.(m)	3.50%		TBA	23,770	24,777,435
Total Government Sponsored Enterprises Pass-Throughs (cost $28,058,995)					28,141,958

MUNICIPAL BONDS 2.11%

Electric Revenue Bonds 0.39%
American Municipal Power, Inc.	7.334%		2/15/2028	1,100	1,435,709
American Municipal Power, Inc.	7.834%		2/15/2041	5,000	7,254,850
Total					8,690,559

Miscellaneous 0.76%
New York City Indus Dev Agy†	11.00%		3/1/2029	8,259	11,155,762
Port Auth of NY & NJ(a)	4.823%		6/1/2045	5,575	5,662,304
Total					16,818,066

Power 0.24%
Guam Pwr Auth	7.50%		10/1/2015	535	535,482
Municipal Elec Auth of Georgia	7.055%		4/1/2057	4,250	4,868,460
Total					5,403,942

Toll Roads 0.72%
Metropolitan Washington Arpt	7.462%		10/1/2046	810	1,119,655
Metropolitan Washington Arpt	8.00%		10/1/2047	3,705	4,823,206
North Texas Tollway Auth	8.41%		2/1/2030	1,950	2,356,536
North Texas Tollway Auth	8.91%		2/1/2030	6,250	7,555,937
Total					15,855,334
Total Municipal Bonds (cost $44,967,898)					46,767,901

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.65%
Banc of America Commercial Mortgage Trust 2007-2 AM	5.793%	#	4/10/2049	8,245	8,758,272
Commercial Mortgage Pass Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	4,887	4,974,130
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	5,100	5,242,417
Commercial Mortgage Pass-Through Certificates 2014-UBS5 B	4.514%		9/10/2047	3,500	3,779,669
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.949%	#	9/15/2039	1,300	1,393,860
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%		7/27/2036	441	429,885

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%		6/27/2037	$785	$771,917
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(d)	2.225%	#	10/18/2054	1,250	1,256,011
GS Mortgage Securities Trust 2013-G1 A2†	3.557%		4/10/2031	2,346	2,388,583
GS Mortgage Securities Trust 2013-GC12 XA IO	1.758%	#	6/10/2046	29,136	2,568,133
GS Mortgage Securities Trust 2013-GC12 XB IO	0.544%	#	6/10/2046	47,400	1,903,940
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.279%	#	4/15/2047	6,774	364,480
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.283%	#	4/15/2047	1,896	50,306
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.641%	#	3/18/2051	3,810	4,120,843
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	1,794	1,585,677
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	4,222	4,258,299
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,048	1,006,435
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	1,328	1,333,871
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%		8/10/2049	840	904,661
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	1,774	1,856,975
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	3,103	3,269,547
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.301%	#	7/15/2046	2,256	2,194,730
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	1,624	1,642,194
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.228%	#	5/15/2047	13,392	971,754
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573%	#	5/15/2047	2,617	128,720
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%	#	11/15/2047	1,500	1,595,452
Total Non-Agency Commercial Mortgage-Backed Securities (cost $57,951,904)					58,750,761

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Dividend Rate	Maturity Date	Shares (000)	Fair Value
PREFERRED STOCK 0.15%

Utilities
SCE Trust III (cost $2,990,000)	5.75%		120	$3,267,472

	Interest Rate		Principal Amount (000)
U.S. TREASURY OBLIGATION 1.49%
U.S. Treasury Note (cost $33,025,246)	1.375%	4/30/2020	$33,133	32,988,043
Total Long-Term Investments (cost $2,127,616,330)				2,154,186,195

SHORT-TERM INVESTMENTS 4.91%

COMMERCIAL PAPER 0.94%

Health Care Products 0.67%
Thermo Fisher Scientific, Inc.	Zero Coupon	6/22/2015	5,000	4,997,229
Thermo Fisher Scientific, Inc.	Zero Coupon	7/16/2015	10,000	9,988,125
Total				14,985,354

Telecommunications 0.07%
Vodafone Group plc	Zero Coupon	4/11/2016	500	495,645
Vodafone Group plc	Zero Coupon	4/11/2016	1,000	991,291
Total				1,486,936

Utilities: Miscellaneous 0.20%
Enable Midstream Partners LP	Zero Coupon	6/15/2015	2,500	2,498,785
Enable Midstream Partners LP	Zero Coupon	7/15/2015	2,000	1,996,455
Total				4,495,240
Total Commercial Paper (cost $20,968,388)				20,967,530

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 0.44%

Banks: Money Center 0.15%
Zions Bancorporation	5.50%	11/16/2015	$3,250	$3,299,000

Electric: Power 0.09%
Pepco Holdings, Inc.	2.70%	10/1/2015	1,975	1,983,159

Investment Management Companies 0.07%
Leucadia National Corp.	8.125%	9/15/2015	1,500	1,529,063

Oil: Crude Producers 0.07%
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	1,500	1,524,477

Oil: Integrated Domestic 0.06%
Texas Gas Transmission LLC	4.60%	6/1/2015	1,512	1,512,000
Total Corporate Bonds (cost $9,859,080)				9,847,699

REPURCHASE AGREEMENT 3.53%
Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with Fixed Income Clearing Corp. collateralized by $220,000 of U.S. Treasury Note at 0.375% due 10/31/2016 and $71,235,000 of U.S. Treasury Note at 3.625% due 2/15/2021; value: $79,824,838; proceeds: $78,253,227 (cost $78,253,227)			78,253	78,253,227
Total Short-Term Investments (cost $109,080,695)				109,068,456
Total Investments in Securities 102.02% (cost $2,236,697,025)				2,263,254,651
Liabilities in Excess of Cash & Other Assets(n) (2.02%)				(44,788,604)
Net Assets 100.00%				$2,218,466,047

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

BRL	Brazilian real.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2015.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Defaulted security.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2015.
(g)	Debenture pays interest at an annual fixed rate of 8.375% through August 1, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 3.708% through August 1, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to August 1, 2016.
(h)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2015.
(j)	Interest rate to be determined.
(k)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(l)	Amount is less than $1,000.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Liabilities in Excess of Cash & Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Open Forward Foreign Currency Exchange Contracts at May 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	Bank of America	8/12/2015	19,800,000	$2,128,575	$2,139,523	$10,948
Argentine peso	Buy	Citibank N.A.	6/10/2015	81,200,000	8,730,713	9,003,149	272,436
Argentine peso	Buy	Citibank N.A.	8/12/2015	1,850,000	199,870	199,905	35
Argentine peso	Buy	J.P. Morgan	6/10/2015	5,300,000	571,737	587,644	15,907
Argentine peso	Buy	J.P. Morgan	7/13/2015	52,000,000	5,605,260	5,690,342	85,082
Brazilian real	Buy	Morgan Stanley	6/10/2015	1,450,000	438,769	453,973	15,204
Chilean peso	Buy	Bank of America	6/10/2015	4,220,000,000	6,757,406	6,822,520	65,114
Chilean peso	Buy	Bank of America	6/10/2015	230,000,000	355,635	371,844	16,209
Chilean peso	Buy	Bank of America	6/10/2015	4,180,000,000	6,739,218	6,757,852	18,634
Chilean peso	Buy	Morgan Stanley	8/12/2015	1,510,000,000	2,424,418	2,426,482	2,064
Colombian peso	Buy	Bank of America	6/10/2015	13,450,000,000	5,212,411	5,310,052	97,641
Colombian peso	Buy	Goldman Sachs	6/10/2015	825,000,000	309,742	325,710	15,968
Colombian peso	Buy	J.P. Morgan	6/10/2015	400,000,000	148,305	157,920	9,615
Hungarian forint	Buy	Morgan Stanley	6/10/2015	1,270,000,000	4,508,714	4,510,692	1,978
Indian rupee	Buy	Barclays Bank plc	8/12/2015	324,000,000	4,997,686	5,015,092	17,406
Indonesian rupiah	Buy	Barclays Bank plc	6/10/2015	125,000,000,000	9,331,840	9,456,926	125,086
Indonesian rupiah	Buy	Barclays Bank plc	6/10/2015	9,050,000,000	665,544	684,681	19,137
Mexican peso	Buy	J.P. Morgan	6/10/2015	22,000,000	1,415,453	1,427,807	12,354
Mexican peso	Buy	J.P. Morgan	6/10/2015	4,500,000	289,060	292,052	2,992
Philippine peso	Buy	Barclays Bank plc	7/13/2015	322,000,000	7,202,774	7,215,098	12,324
Philippine peso	Buy	J.P. Morgan	6/10/2015	94,000,000	2,108,143	2,109,762	1,619
Philippine peso	Buy	J.P. Morgan	8/12/2015	62,000,000	1,379,556	1,387,281	7,725
Polish zloty	Buy	Bank of America	6/10/2015	3,100,000	814,289	828,091	13,802
Polish zloty	Buy	Goldman Sachs	7/13/2015	18,800,000	4,967,629	5,017,080	49,451
Russian ruble	Buy	Barclays Bank plc	6/10/2015	34,200,000	531,865	650,765	118,900
Russian ruble	Buy	J.P. Morgan	6/10/2015	337,600,000	5,181,888	6,423,926	1,242,038
Russian ruble	Buy	UBS AG	7/13/2015	172,000,000	3,082,437	3,231,608	149,171
Russian ruble	Buy	UBS AG	7/13/2015	18,800,000	342,441	353,222	10,781
Russian ruble	Buy	UBS AG	8/12/2015	17,900,000	332,714	332,812	98
South African rand	Buy	Deutsche Bank AG	6/10/2015	5,800,000	465,576	476,919	11,343
South African rand	Buy	UBS AG	6/10/2015	80,200,000	6,548,669	6,594,644	45,975
South Korean won	Buy	Goldman Sachs	6/10/2015	426,000,000	375,262	382,186	6,924
Thai baht	Buy	Morgan Stanley	8/13/2015	21,000,000	620,567	622,844	2,277
Turkish lira	Buy	J.P. Morgan	8/12/2015	6,100,000	2,209,275	2,245,001	35,726
Turkish lira	Buy	Morgan Stanley	8/12/2015	4,600,000	1,668,540	1,692,951	24,411
Australian dollar	Sell	Deutsche Bank AG	8/12/2015	2,820,000	2,215,195	2,147,829	67,366
Australian dollar	Sell	J.P. Morgan	6/10/2015	2,825,000	2,190,618	2,158,920	31,698
euro	Sell	Morgan Stanley	8/13/2015	5,050,000	5,632,435	5,551,987	80,448
Japanese yen	Sell	Barclays Bank plc	7/13/2015	269,430,000	2,256,689	2,172,008	84,681
Malaysian ringgit	Sell	Morgan Stanley	7/27/2015	8,300,000	2,275,550	2,263,460	12,090
Peruvian Nuevo sol	Sell	Morgan Stanley	7/27/2015	14,400,000	4,536,862	4,521,870	14,992
Philippine peso	Sell	Morgan Stanley	6/10/2015	153,000,000	3,445,170	3,433,975	11,195
Thai baht	Sell	Bank of America	6/10/2015	100,500,000	2,992,621	2,986,612	6,009
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,844,854

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Morgan Stanley	6/10/2015	5,955,000	$4,623,738	$4,550,927	$(72,811)
Brazilian real	Buy	Bank of America	7/13/2015	13,700,000	4,277,694	4,237,864	(39,830)
Brazilian real	Buy	Bank of America	8/12/2015	10,900,000	3,485,190	3,337,354	(147,836)
Brazilian real	Buy	Goldman Sachs	6/10/2015	11,640,000	3,797,253	3,644,311	(152,942)
Brazilian real	Buy	J.P. Morgan	8/12/2015	430,000	131,874	131,657	(217)
Chilean peso	Buy	Bank of America	7/13/2015	1,260,000,000	2,050,047	2,030,335	(19,712)
Chilean peso	Buy	Bank of America	8/12/2015	880,000,000	1,438,261	1,414,109	(24,152)
Colombian peso	Buy	Bank of America	8/12/2015	17,150,000,000	7,170,482	6,729,264	(441,218)
euro	Buy	Bank of America	8/13/2015	1,013,000	1,128,823	1,113,696	(15,127)
euro	Buy	Morgan Stanley	8/13/2015	4,380,000	5,009,990	4,815,387	(194,603)
Hungarian forint	Buy	Barclays Bank plc	8/12/2015	200,000,000	739,191	709,502	(29,689)
Hungarian forint	Buy	Barclays Bank plc	8/12/2015	56,200,000	199,557	199,370	(187)
Hungarian forint	Buy	J.P. Morgan	7/13/2015	1,470,000,000	5,251,602	5,217,884	(33,718)
Hungarian forint	Buy	J.P. Morgan	8/12/2015	835,000,000	3,086,311	2,962,172	(124,139)
Indian rupee	Buy	Barclays Bank plc	6/10/2015	86,950,000	1,363,922	1,361,424	(2,498)
Indian rupee	Buy	Barclays Bank plc	6/10/2015	24,000,000	376,677	375,781	(896)
Indian rupee	Buy	Barclays Bank plc	7/13/2015	334,000,000	5,276,878	5,197,862	(79,016)
Indian rupee	Buy	J.P. Morgan	6/10/2015	486,600,000	7,745,941	7,618,963	(126,978)
Indian rupee	Buy	J.P. Morgan	8/12/2015	18,600,000	288,269	287,903	(366)
Indonesian rupiah	Buy	Barclays Bank plc	7/13/2015	39,500,000,000	2,966,958	2,966,335	(623)
Indonesian rupiah	Buy	J.P. Morgan	8/12/2015	84,200,000,000	6,302,395	6,275,153	(27,242)
Indonesian rupiah	Buy	Morgan Stanley	7/13/2015	2,100,000,000	158,800	157,704	(1,096)
Israeli new shekel	Buy	Deutsche Bank AG	7/27/2015	8,900,000	2,302,067	2,300,186	(1,881)
Japanese yen	Buy	J.P. Morgan	7/13/2015	269,430,000	2,227,148	2,172,008	(55,140)
Mexican peso	Buy	J.P. Morgan	8/12/2015	130,500,000	8,567,804	8,431,390	(136,414)
Mexican peso	Buy	Morgan Stanley	7/13/2015	117,500,000	7,750,724	7,607,427	(143,297)
Philippine peso	Buy	Bank of America	6/10/2015	101,300,000	2,291,337	2,273,606	(17,731)
Philippine peso	Buy	Bank of America	8/12/2015	14,900,000	333,617	333,395	(222)
Philippine peso	Buy	Goldman Sachs	7/13/2015	124,100,000	2,795,063	2,780,726	(14,337)
Philippine peso	Buy	J.P. Morgan	6/10/2015	20,000,000	449,529	448,886	(643)
Polish zloty	Buy	Goldman Sachs	8/12/2015	19,500,000	5,393,208	5,199,260	(193,948)
Russian ruble	Buy	Barclays Bank plc	8/12/2015	60,000,000	1,146,351	1,115,571	(30,780)
South African rand	Buy	Deutsche Bank AG	7/13/2015	110,000,000	9,102,145	8,995,157	(106,988)
South African rand	Buy	Goldman Sachs	8/12/2015	33,200,000	2,739,949	2,701,181	(38,768)
South Korean won	Buy	Barclays Bank plc	7/13/2015	6,850,000,000	6,324,439	6,138,852	(185,587)
South Korean won	Buy	Barclays Bank plc	8/12/2015	2,720,000,000	2,439,374	2,435,661	(3,713)
South Korean won	Buy	Goldman Sachs	6/10/2015	4,375,000,000	3,952,456	3,925,037	(27,419)
South Korean won	Buy	J.P. Morgan	7/13/2015	6,700,000,000	6,119,336	6,004,425	(114,911)
South Korean won	Buy	J.P. Morgan	8/12/2015	1,150,000,000	1,063,849	1,029,783	(34,066)
Thai baht	Buy	Bank of America	6/10/2015	322,000,000	9,838,069	9,569,044	(269,025)
Thai baht	Buy	Bank of America	7/13/2015	191,000,000	5,835,803	5,669,944	(165,859)
Thai baht	Buy	Morgan Stanley	6/10/2015	13,000,000	390,977	386,328	(4,649)
Turkish lira	Buy	Deutsche Bank AG	7/13/2015	32,900,000	12,221,283	12,209,691	(11,592)
Turkish lira	Buy	Morgan Stanley	8/12/2015	5,250,000	1,988,831	1,932,173	(56,658)
Turkish lira	Buy	Morgan Stanley	8/12/2015	1,570,000	578,171	577,812	(359)

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Sell	Morgan Stanley	6/10/2015	3,130,000	$2,375,274	$2,392,007	$(16,733)
British pound	Sell	J.P. Morgan	6/11/2015	4,010,000	6,052,032	6,128,436	(76,404)
British pound	Sell	J.P. Morgan	7/20/2015	1,945,000	2,895,473	2,971,705	(76,232)
Indian rupee	Sell	Barclays Bank plc	6/10/2015	217,000,000	3,357,314	3,397,688	(40,374)
Israeli new shekel	Sell	Barclays Bank plc	7/27/2015	8,900,000	2,265,553	2,300,186	(34,633)
Singapore dollar	Sell	Bank of America	6/10/2015	6,100,000	4,410,127	4,524,083	(113,956)
South African rand	Sell	Morgan Stanley	6/10/2015	80,500,000	6,603,183	6,619,312	(16,129)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,523,344)

Open Futures Contracts at May 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2015	5,405	Long	$647,122,073	$1,975,138
Ultra Long U.S. Treasury Bond	September 2015	112	Long	17,951,500	460,928
U.S. Long Bond	September 2015	28	Long	4,357,500	93,795
Totals				$669,431,073	$2,529,861

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2015	814	Short	$(178,151,532)	$(204,933)
U.S. 10-Year Treasury Note	September 2015	3,323	Short	(424,305,563)	(1,485,620)
Totals				$(602,457,095)	$(1,690,553)

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$345,794,605	$–	$345,794,605
Convertible Bonds	–	–	16,235	16,235
Corporate Bonds	–	1,580,451,132	–	1,580,451,132
Floating Rate Loans(4)
Energy Equipment & Services	–	3,925,375	–	3,925,375
Financial Services	–	–	650,000	650,000
Food	–	326,978	–	326,978
Gaming	–	12,838,968	–	12,838,968
Health Care	–	4,112,966	–	4,112,966
Media	–	1,445,638	–	1,445,638
Metals & Minerals: Miscellaneous	–	1,785,368	–	1,785,368
Retail	–	2,004,380	–	2,004,380
Services	–	6,266,377	–	6,266,377
Technology	–	971,394	–	971,394
Utilities	–	149,680	2,480,629	2,630,309
Foreign Bonds	–	13,685,793	–	13,685,793
Foreign Government Obligations	–	5,917,878	–	5,917,878
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	11,294,363	–	11,294,363

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2015

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Pass-Throughs	$–	$28,141,958	$–	$28,141,958
Municipal Bonds	–	46,767,901	–	46,767,901
Non-Agency Commercial Mortgage-Backed Securities	–	58,750,761	–	58,750,761
Preferred Stock	3,267,472	–	–	3,267,472
U.S. Treasury Obligation	–	32,988,043	–	32,988,043
Commercial Paper	–	20,967,530	–	20,967,530
Repurchase Agreement	–	78,253,227	–	78,253,227
Total	$3,267,472	$2,256,840,315	$3,146,864	$2,263,254,651

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$2,844,854	$–	$2,844,854
Liabilities	–	(3,523,344)	–	(3,523,344)
Futures Contracts
Assets	2,529,861	–	–	2,529,861
Liabilities	(1,690,553)	–	–	(1,690,553)
Total	$839,308	$(678,490)	$–	$160,818
(1)	Refer to Note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Convertible Bonds	Floating Rate Loans	Total Return Swap
Balance as of December 1, 2014	$–	$2,462,104	$171,290
Accrued discounts/premiums	–	529	–
Realized gain (loss)	–	2,956	(45,395)
Change in unrealized appreciation/depreciation	(112,497)	(11,024)	–
Purchases	128,732	874,082	–
Sales	–	(198,019)	(125,895)
Net transfers in or out of Level 3	–	–	–
Balance as of May 31, 2015	$16,235	$3,130,629	$–

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 95.17%

ASSET-BACKED SECURITIES 14.72%

Automobiles 5.79%
Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$4,555	$4,561,694
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	3,160	3,171,199
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	819	821,188
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	685	690,253
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	1,600	1,601,919
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	694	714,305
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	695	716,586
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	2,090	2,142,453
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	694	701,606
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	495	499,251
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	1,387	1,386,723
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	1,370	1,370,875
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	686	689,353
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	953	956,024
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	280	280,173
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	1,120	1,120,540
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	2,120	2,123,226
California Republic Auto Receivables Trust 2015-2 A4(a)	1.75%	1/15/2021	3,004	3,005,878
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	2,648	2,648,514
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	1,111	1,111,718
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	739	739,411
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	1,115	1,118,064

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Drive Auto Receivables Trust 2015-BA B†	2.12%		6/17/2019	$877	$879,203
Fifth Third Auto Trust 2014-2 A3	0.89%		11/15/2018	1,825	1,826,262
Ford Credit Auto Owner Trust 2014-B A3	0.90%		10/15/2018	1,490	1,492,716
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%		1/22/2018	1,640	1,641,602
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%		12/15/2022	696	695,930
Hyundai Auto Receivables Trust 2014-B A3	0.90%		12/17/2018	1,600	1,601,109
Nissan Auto Lease Trust 2014-A A3	0.80%		2/15/2017	1,225	1,226,089
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%		11/20/2017	3,095	3,103,021
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	1,124	1,126,248
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	2,949	2,947,686
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	970	974,062
Total					49,684,881

Credit Cards 2.12%
Bank of America Credit Card Trust 2014-A3 A	0.476%	#	1/15/2020	2,115	2,117,766
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	2,100	2,111,480
Capital One Multi-Asset Execution Trust 2015-A3	0.595%	#	3/15/2023	2,909	2,912,860
Citibank Credit Card Issuance Trust 2013-A4	0.605%	#	7/24/2020	565	567,025
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	2,956	2,977,855
Discover Card Execution Note Trust 2011-A4	0.536%	#	5/15/2019	1,125	1,127,166
Synchrony Credit Card Master Note Trust 2011-2 A	0.666%	#	5/15/2019	2,290	2,294,332
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	335	335,638
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	3,552	3,557,523
World Financial Network Credit Card Master Trust 2014-A	0.566%	#	12/15/2019	165	165,138
Total					18,166,783

Home Equity 0.49%
Asset Backed Securities Corp. Home Equity
Loan Trust Series NC 2006-HE4 A5	0.341%	#	5/25/2036	1,518	1,433,081
Home Equity Asset Trust 2006-7 2A2	0.291%	#	1/25/2037	618	615,581
Home Equity Asset Trust 2006-8 2A2	0.291%	#	3/25/2037	1,686	1,667,377
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	334	329,030
Option One Mortgage Loan Trust 2005-1 A4	0.981%	#	2/25/2035	155	152,899
Total					4,197,968

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other 6.32%
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.496%	#	4/16/2021	$789	$780,669
Avenue CLO VI Ltd. 2007-6A A2†	0.624%	#	7/17/2019	500	496,412
BlueMountain CLO Ltd. 2014-3A A1†	1.727%	#	10/15/2026	500	498,669
Carlyle Global Market Strategies 2015-2A A1†	1.744%	#	4/27/2027	2,000	1,993,808
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.752%	#	10/15/2026	1,375	1,376,821
Cedar Funding IV CLO Ltd. 2014-4A A1†	1.744%	#	10/23/2026	2,630	2,630,020
Cent CDO XI Ltd. 2006-11A A1†	0.537%	#	4/25/2019	1,105	1,090,873
Cent CLO 2013-17A A1†	1.555%	#	1/30/2025	2,500	2,482,279
CIFC Funding II Ltd. 2014-2A A1L†	1.762%	#	5/24/2026	850	850,347
CIT Mortgage Loan Trust 2007-1 2A2†	1.435%	#	10/25/2037	66	66,205
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	859	858,828
Crown Point CLO Ltd. 2012-1A A1LB†	1.775%	#	11/21/2022	910	911,605
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.525%	#	7/17/2023	1,000	994,461
FBR Securitization Trust 2005-4 AV24	0.881%	#	10/25/2035	933	830,067
Fortress Credit BSL Ltd. 2013-1A A†	1.455%	#	1/19/2025	2,500	2,460,149
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.57%	#	12/20/2020	500	498,479
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733%	#	10/15/2026	1,000	996,871
Gleneagles CLO Ltd. 2005-1A B†	0.828%	#	11/1/2017	1,000	992,893
GMF Floorplan Owner Revolving Trust 2015-1 A1†	1.65%		5/15/2020	1,266	1,268,291
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,000	995,144
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	800	796,109
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	1,100	1,100,039
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	2,750	2,747,702
Jackson Mill CLO Ltd. 2015-1A A†	1.814%	#	4/15/2027	700	702,030
Jasper CLO Ltd. 2005-1A A†	0.548%	#	8/1/2017	113	112,880
JFIN Revolver CLO Ltd. 2013-1A A†	1.525%	#	1/20/2021	477	477,573
JFIN Revolver CLO Ltd. 2015-4A A†	1.424%	#	4/22/2020	2,700	2,687,067
Landmark VII CDO Ltd. 2006-7A A3L†	1.025%	#	7/15/2018	500	496,883
Madison Park Funding IX Ltd. 2012-9AR B1R†	2.15%	#	8/15/2022	1,400	1,400,950
Morgan Stanley Capital I, Inc. 2006-HE1 A3	0.361%	#	1/25/2036	49	49,048
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	1,300	1,294,622
Oaktree CLO Ltd. 2014-2A A1A†	1.805%	#	10/20/2026	1,300	1,299,001
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773%	#	4/15/2026	1,179	1,181,374

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Octagon Loan Funding Ltd. 2014-1A A1†	1.726%	#	11/18/2026	$750	$749,288
OHA Park Avenue CLO I Ltd. 2007-1A A1B†	0.501%	#	3/14/2022	657	650,296
OZLM VII Ltd. 2014-7A A1B†	1.764%	#	7/17/2026	1,550	1,551,342
OZLM VIII Ltd. 2014-8A A1A†	1.714%	#	10/17/2026	1,990	1,987,227
Race Point III CLO Ltd. 2006-3 A (Ireland)†(b)	0.535%	#	4/15/2020	174	174,086
SLM Private Education Loan Trust 2010-A 2A†	3.436%	#	5/16/2044	961	1,016,085
SLM Private Education Loan Trust 2012-A A1†	1.586%	#	8/15/2025	392	395,702
SLM Private Education Loan Trust 2012-E A1†	0.936%	#	10/16/2023	338	339,336
SLM Private Education Loan Trust 2013-B A1†	0.836%	#	7/15/2022	1,121	1,122,612
SLM Student Loan Trust 2011-1 A1	0.705%	#	3/25/2026	286	287,431
Stone Tower CLO V Ltd. 2006-5A A2B†	0.606%	#	7/16/2020	2,500	2,466,298
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.594%	#	4/17/2021	900	881,624
Venture XI CLO Ltd. 2012-11AR BR†	2.225%	#	11/14/2022	500	500,000
Venture XVII CLO Ltd. 2014-17A A†	1.755%	#	7/15/2026	1,500	1,496,186
Venture XVIII CLO Ltd. 2014-18A A†	1.703%	#	10/15/2026	1,250	1,244,940
Westchester CLO Ltd. 2007-1A A1A†	0.503%	#	8/1/2022	832	826,275
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	349	347,138
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	813	813,795
Total					54,267,830
Total Asset-Backed Securities (cost $125,954,335)					126,317,462

CONVERTIBLE BONDS 0.00%

Oil
Oleo e Gas Participacoes SA (Brazil)(c)(d)	10.00%		6/1/2016	BRL 3	1,149
Oleo e Gas Participacoes SA (Brazil)(c)(d)	10.00%		6/1/2016	BRL 2	871
Total Convertible Bonds (cost $16,018)					2,020

CORPORATE BONDS 42.60%

Aerospace/Defense 0.18%
BAE Systems plc (United Kingdom)†(b)	3.50%		10/11/2016	$200	206,156
Exelis, Inc.	4.25%		10/1/2016	1,078	1,115,461
Litton Industries, Inc.	6.75%		4/15/2018	200	226,709
Total					1,548,326

Air Transportation 0.04%
US Airways 2012-1 Class C Pass-Through Trust	9.125%		10/1/2015	332	338,372

Auto Parts: Original Equipment 0.76%
Accuride Corp.	9.50%		8/1/2018	561	580,635

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Auto Parts: Original Equipment (continued)
Continental Rubber of America Corp.†	4.50%		9/15/2019	$2,759	$2,844,248
Hertz Corp. (The)	7.50%		10/15/2018	1,375	1,426,562
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	353	365,355
Schaeffler Holding Finance BV PIK (Netherlands)†(b)	6.875%		8/15/2018	1,257	1,310,423
Total					6,527,223

Automotive 0.98%
Ford Motor Credit Co. LLC	4.207%		4/15/2016	1,000	1,026,741
Ford Motor Credit Co. LLC	6.625%		8/15/2017	2,250	2,485,478
General Motors Co.	3.50%		10/2/2018	1,000	1,030,300
General Motors Financial Co., Inc.	2.40%		4/10/2018	1,300	1,300,800
General Motors Financial Co., Inc.	4.75%		8/15/2017	2,225	2,353,367
Kia Motors Corp. (South Korea)†(b)	3.625%		6/14/2016	200	204,693
Total					8,401,379

Banks: Money Center 0.60%
Akbank TAS (Turkey)†(b)	3.875%		10/24/2017	150	152,250
Bank of America Corp.	5.25%		12/1/2015	800	818,617
Bank of America Corp.	5.42%		3/15/2017	379	403,768
Bank of America Corp.	5.75%		8/15/2016	1,500	1,575,624
BBVA Banco Continental SA (Peru)†(b)	2.25%		7/29/2016	600	604,500
Export-Import Bank of Korea (South Korea)(b)	1.121%	#	9/17/2016	400	401,868
Export-Import Bank of Korea (South Korea)(b)	3.75%		10/20/2016	200	207,365
Industrial & Commercial Bank of China Ltd.	2.351%		11/13/2017	500	504,639
Wilmington Trust Corp.	8.50%		4/2/2018	350	408,296
Zions Bancorporation	5.50%		11/16/2015	77	78,161
Total					5,155,088

Banks: Regional 3.59%
Associated Banc-Corp.	5.125%		3/28/2016	1,550	1,597,060
Banco de Credito e Inversiones (Chile)†(b)	3.00%		9/13/2017	200	204,616
Banco do Brasil SA	3.875%		1/23/2017	200	205,380
Banco Santander Chile (Chile)†(b)	2.139%	#	6/7/2018	1,000	1,011,500
Bank of America Corp.	5.70%		5/2/2017	700	751,078
Bank of America Corp.	6.05%		5/16/2016	1,500	1,565,466
Bank of America Corp.	10.20%		7/15/2015	750	758,155
Bank of America NA	5.30%		3/15/2017	3,020	3,215,433
CIT Group, Inc.	4.25%		8/15/2017	1,000	1,025,000
Citigroup, Inc.	5.50%		2/15/2017	897	956,932

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Discover Bank	2.00%		2/21/2018	$943	$944,926
Discover Bank	8.70%		11/18/2019	796	974,900
Export-Import Bank of China (The) (China)†(b)	2.50%		7/31/2019	500	506,868
Fifth Third Bancorp	5.45%		1/15/2017	100	106,531
First Midwest Bancorp, Inc.	5.875%		11/22/2016	125	131,344
HBOS plc (United Kingdom)†(b)	6.75%		5/21/2018	2,600	2,910,885
Itau Unibanco Holding SA†	2.85%		5/26/2018	500	502,500
Korea Development Bank (The) (South Korea)(b)	0.901%	#	1/22/2017	500	499,975
Korea Exchange Bank (South Korea)†(b)	2.50%		6/12/2019	300	302,402
Lloyds Bank plc (United Kingdom)†(b)	6.50%		9/14/2020	2,200	2,584,571
Macquarie Bank Ltd. (Australia)†(b)	5.00%		2/22/2017	155	164,709
Morgan Stanley	6.625%		4/1/2018	3,000	3,395,724
Popular, Inc.	7.00%		7/1/2019	200	205,750
Regions Financial Corp.	2.00%		5/15/2018	87	87,081
Royal Bank of Scotland plc (The) (United Kingdom)(b)	9.50%		3/16/2022	1,748	1,956,942
Santander Holdings USA, Inc.	4.625%		4/19/2016	250	257,950
Swedbank Hypotek AB (Sweden)†(b)	2.95%		3/28/2016	170	173,228
Turkiye Halk Bankasi AS (Turkey)†(b)	4.75%		6/4/2019	300	302,850
Turkiye Halk Bankasi AS (Turkey)†(b)	4.875%		7/19/2017	1,200	1,242,787
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	3.75%		4/15/2018	300	298,125
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	5.75%		4/24/2017	500	523,125
UBS AG	1.375%		6/1/2017	1,154	1,153,908
Valley National Bank	5.00%		7/15/2015	250	251,017
Total					30,768,718

Beverages 0.00%
Central American Bottling Corp. (Guatemala)†(b)	6.75%		2/9/2022	30	32,025

Biotechnology Research & Production 0.01%
Laboratory Corp. of America Holdings	3.125%		5/15/2016	125	127,311

Broadcasting 0.22%
21st Century Fox America, Inc.	7.60%		10/11/2015	175	179,199
Cox Communications, Inc.†	5.875%		12/1/2016	451	481,209
Cox Communications, Inc.†	9.375%		1/15/2019	1,000	1,237,678
Total					1,898,086

Brokers 0.74%
Jefferies Group LLC	3.875%		11/9/2015	925	933,563
Jefferies Group LLC	5.125%		4/13/2018	200	213,250

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

	Interest		Maturity	Principal Amount	Fair
Investments	Rate		Date	(000)	Value
Brokers (continued)
Jefferies Group LLC	5.50%		3/15/2016	$325	$333,653
Jefferies Group LLC	8.50%		7/15/2019	2,941	3,535,158
Raymond James Financial, Inc.	8.60%		8/15/2019	1,050	1,293,449
Total					6,309,073

Building Materials 0.20%
Cemex SAB de CV (Mexico)†(b)	5.025%	#	10/15/2018	500	528,000
Martin Marietta Materials, Inc.	1.373%	#	6/30/2017	525	523,542
Martin Marietta Materials, Inc.	6.60%		4/15/2018	400	450,016
Owens Corning	6.50%		12/1/2016	12	12,823
Owens Corning	9.00%		6/15/2019	148	178,236
Total					1,692,617

Business Services 0.41%
Expedia, Inc.	7.456%		8/15/2018	1,396	1,606,602
Jaguar Holding Co. I PIK†	9.375%		10/15/2017	975	999,375
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.†	9.50%		12/1/2019	300	322,875
NES Rentals Holdings, Inc.†	7.875%		5/1/2018	550	565,125
Verisk Analytics, Inc.	4.875%		1/15/2019	41	44,163
Total					3,538,140

Cable Services 0.08%
Time Warner Cable, Inc.	8.25%		4/1/2019	222	263,224
Time Warner Cable, Inc.	8.75%		2/14/2019	350	417,952
Total					681,176

Chemicals 0.94%
Airgas, Inc.	2.95%		6/15/2016	48	48,971
LyondellBasell Industries NV	5.00%		4/15/2019	1,950	2,139,957
Nufarm Australia Ltd. (Australia)†(b)	6.375%		10/15/2019	195	200,606
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%		4/1/2020	1,728	1,850,214
Rockwood Specialties Group, Inc.	4.625%		10/15/2020	2,735	2,858,075
Yara International ASA (Norway)†(b)	7.875%		6/11/2019	825	969,500
Total					8,067,323

Coal 0.21%
Korea Resources Corp. (South Korea)†(b)	2.25%		4/29/2020	500	499,091
Penn Virginia Corp.	7.25%		4/15/2019	545	490,500
Penn Virginia Corp.	8.50%		5/1/2020	815	774,250
Total					1,763,841

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Communications Equipment 0.05%
Harris Corp.	1.999%	4/27/2018	$200	$200,656
Harris Corp.	2.70%	4/27/2020	200	200,771
Total				401,427

Computer Hardware 0.02%
DynCorp International, Inc.	10.375%	7/1/2017	174	138,330

Computer Service 0.08%
IGATE Corp.	4.75%	4/15/2019	647	679,350

Computer Software 0.75%
Aspect Software, Inc.	10.625%	5/15/2017	715	647,075
First Data Corp.†	7.375%	6/15/2019	413	430,553
First Data Corp.	12.625%	1/15/2021	1,815	2,130,356
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	948	1,017,915
SRA International, Inc.	11.00%	10/1/2019	710	756,150
SunGard Data Systems, Inc.	6.625%	11/1/2019	300	314,250
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,111	1,158,217
Total				6,454,516

Consumer Products 0.22%
Avon Products, Inc.	3.125%	3/15/2016	700	703,500
Avon Products, Inc.	5.35%	3/15/2020	1,258	1,144,780
Total				1,848,280

Containers 0.27%
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	200	205,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer (Luxembourg) SA	7.125%	4/15/2019	100	103,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	1,800	1,838,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	200	209,000
Total				2,356,375

Copper 0.01%
Southern Copper Corp. (Mexico)(b)	6.375%	7/27/2015	100	100,660

Diversified 0.22%
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	1,866	1,891,658

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Drugs 1.99%
AbbVie, Inc.	1.80%	5/14/2018	$691	$692,341
AbbVie, Inc.	2.50%	5/14/2020	1,000	1,000,955
Actavis Funding SCS (Luxembourg)(b)	2.35%	3/12/2018	1,603	1,619,910
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	929	951,644
Express Scripts Holding Co.	2.65%	2/15/2017	200	204,683
Hospira, Inc.	6.05%	3/30/2017	285	308,531
McKesson Corp.	7.50%	2/15/2019	30	35,720
Mylan, Inc.	1.80%	6/24/2016	1,275	1,281,616
Mylan, Inc.†	7.875%	7/15/2020	4,994	5,231,495
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	703	753,968
Perrigo Co. plc (Ireland)(b)	1.30%	11/8/2016	750	749,753
Perrigo Co. plc (Ireland)(b)	2.30%	11/8/2018	800	805,078
Valeant Pharmaceuticals International, Inc.†	5.375%	3/15/2020	1,000	1,045,000
Valeant Pharmaceuticals International, Inc.†	6.75%	8/15/2018	1,250	1,323,437
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	1,000	1,048,750
Total				17,052,881

Electric: Power 0.79%
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	1,755	2,146,577
Entergy Corp.	3.625%	9/15/2015	550	553,837
Entergy Corp.	4.70%	1/15/2017	1,891	1,973,622
Pennsylvania Electric Co.	6.05%	9/1/2017	100	109,599
PPL WEM Holdings Ltd. (United Kingdom)†(b)	3.90%	5/1/2016	1,928	1,975,662
Total				6,759,297

Electronics 0.13%
Jabil Circuit, Inc.	7.75%	7/15/2016	500	536,250
Jabil Circuit, Inc.	8.25%	3/15/2018	525	607,031
Total				1,143,281

Electronics: Semi-Conductors/Components 0.31%
Freescale Semiconductor, Inc.	10.75%	8/1/2020	254	272,098
KLA-Tencor Corp.	2.375%	11/1/2017	1,248	1,264,757
KLA-Tencor Corp.	3.375%	11/1/2019	1,100	1,135,399
Total				2,672,254

Energy Equipment & Services 0.99%
Cameron International Corp.	1.40%	6/15/2017	40	39,759
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	3,055	3,242,931
Energy Transfer Partners LP	9.00%	4/15/2019	2,327	2,859,387

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy Equipment & Services (continued)
Energy Transfer Partners LP	9.70%	3/15/2019	$1,773	$2,198,731
Greenko Dutch BV (Netherlands)†(b)	8.00%	8/1/2019	200	193,500
Total				8,534,308

Engineering & Contracting Services 0.07%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	675	609,188

Entertainment 0.96%
CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	2,250	2,370,937
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	1,443	1,501,622
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	1,375	1,387,891
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	200	211,250
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	590	622,450
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	575	623,875
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	400	434,000
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	700	787,500
WMG Holdings Corp.†	13.75%	10/1/2019	100	109,750
WMG Holdings Corp.	13.75%	10/1/2019	150	164,625
Total				8,213,900

Financial Services 3.87%
Air Lease Corp.	4.50%	1/15/2016	2,150	2,195,688
Air Lease Corp.	5.625%	4/1/2017	4,813	5,149,910
Alliance Data Systems Corp.†	6.375%	4/1/2020	300	313,875
Banco de Credito del Peru (Peru)†(b)	2.75%	1/9/2018	107	108,338
Bank of America Corp.	7.80%	9/15/2016	2,850	3,078,108
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	1,000	1,065,478
Countrywide Financial Corp.	6.25%	5/15/2016	2,400	2,508,343
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	3,832	4,076,290
Discover Financial Services	6.45%	6/12/2017	291	318,654
Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	1,650	1,666,541
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	754	773,056
Fidelity National Financial, Inc.	6.60%	5/15/2017	875	952,062
Graton Economic Development Authority†	9.625%	9/1/2019	650	710,125
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	225	235,688
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	325	282,750
Lloyds Bank plc (United Kingdom)(b)	9.875%	12/16/2021	275	308,110

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Financial Services (continued)
Macquarie Group Ltd. (Australia)†(b)	6.00%		1/14/2020	$1,723	$1,959,294
Macquarie Group Ltd. (Australia)†(b)	7.625%		8/13/2019	116	138,646
MU Finance plc (United Kingdom)†(b)	8.375%		2/1/2017	1,370	1,405,832
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%		5/1/2019	1,200	1,282,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%		3/15/2022	200	215,750
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%		9/1/2018	816	881,790
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	571	595,495
TC Ziraat Bankasi AS (Turkey)†(b)	4.25%		7/3/2019	200	201,360
Utility Contract Funding LLC†	7.944%		10/1/2016	607	638,091
Western Union Co. (The)	2.875%		12/10/2017	1,000	1,028,154
Western Union Co. (The)	3.35%		5/22/2019	625	643,181
Western Union Co. (The)	5.93%		10/1/2016	416	439,996
Total					33,173,105

Financial: Miscellaneous 0.22%
Kayne Anderson MLP Investment Co.	1.519%	#	8/19/2016	1,700	1,699,405
NASDAQ OMX Group, Inc. (The)	5.25%		1/16/2018	176	191,290
Total					1,890,695

Food 1.03%
Bumble Bee Holdings, Inc.†	9.00%		12/15/2017	825	868,312
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(b)	9.875%		2/1/2020	100	105,750
H.J. Heinz Co.	4.25%		10/15/2020	222	227,411
JBS USA LLC/JBS USA Finance, Inc. †	7.25%		6/1/2021	899	954,289
Minerva Luxembourg SA (Luxembourg)†(b)	12.25%		2/10/2022	200	221,000
Southern States Cooperative, Inc.†	10.00%		8/15/2021	263	248,535
Tesco plc (United Kingdom)†(b)	5.50%		11/15/2017	2,550	2,730,474
US Foods, Inc.	8.50%		6/30/2019	2,702	2,830,345
Want Want China Finance Ltd. (China)†(b)	1.875%		5/14/2018	700	693,323
Total					8,879,439

Gaming 0.50%
CCM Merger, Inc.†	9.125%		5/1/2019	1,050	1,144,500
Mohegan Tribal Gaming Authority†	11.00%		9/15/2018	975	981,094
MTR Gaming Group, Inc.	11.50%		8/1/2019	45	48,263
Pinnacle Entertainment, Inc.	7.50%		4/15/2021	1,327	1,414,914
Pinnacle Entertainment, Inc.	8.75%		5/15/2020	673	704,967
Total					4,293,738

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care 0.23%
Zoetis, Inc.	1.15%	2/1/2016	$700	$700,789
Zoetis, Inc.	1.875%	2/1/2018	1,300	1,300,927
Total				2,001,716

Health Care Products 1.47%
Biomet, Inc.	6.50%	10/1/2020	1,975	2,076,811
Biomet, Inc.	6.50%	8/1/2020	1,250	1,323,438
Boston Scientific Corp.	2.65%	10/1/2018	23	23,421
Boston Scientific Corp.	2.85%	5/15/2020	400	401,849
Boston Scientific Corp.	6.40%	6/15/2016	375	396,554
Forest Laboratories, Inc.†	4.375%	2/1/2019	3,607	3,853,300
Hologic, Inc.	6.25%	8/1/2020	191	198,401
Immucor, Inc.	11.125%	8/15/2019	876	935,130
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	1,053	1,153,035
Life Technologies Corp.	6.00%	3/1/2020	1,658	1,904,482
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	4.875%	4/15/2020	368	378,120
Total				12,644,541

Health Care Services 1.32%
Capella Healthcare, Inc.	9.25%	7/1/2017	1,000	1,030,000
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	1,400	1,491,000
Emdeon, Inc.	11.00%	12/31/2019	445	488,944
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	1,400	1,467,375
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	4,334	4,556,117
Senior Housing Properties Trust	3.25%	5/1/2019	794	805,965
Senior Housing Properties Trust	4.30%	1/15/2016	1,000	1,011,566
Senior Housing Properties Trust	6.75%	4/15/2020	450	510,044
Total				11,361,011

Hospital Management 0.04%
United Surgical Partners International, Inc.	9.00%	4/1/2020	200	215,250
Universal Health Services, Inc.†	3.75%	8/1/2019	152	155,610
Total				370,860

Hospital Supplies 0.23%
Becton, Dickinson & Co.	6.375%	8/1/2019	1,725	2,008,004

Industrial Products 0.07%
PPL UK Distribution Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	525	575,154

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Insurance 0.99%
CNO Financial Group, Inc.	4.50%	5/30/2020	$190	$196,759
CNO Financial Group, Inc.†	6.375%	10/1/2020	600	640,170
Kemper Corp.	6.00%	5/15/2017	500	535,043
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	3,286	3,352,295
Torchmark Corp.	6.375%	6/15/2016	625	658,243
Willis Group Holdings plc (United Kingdom)(b)	4.125%	3/15/2016	1,375	1,406,507
Willis North America, Inc.	6.20%	3/28/2017	1,625	1,740,628
Total				8,529,645

Investment Management Companies 0.14%
Lazard Group LLC	6.85%	6/15/2017	179	196,412
Leucadia National Corp.	8.125%	9/15/2015	1,000	1,019,375
Total				1,215,787

Leasing 0.65%
Aviation Capital Group Corp.†	3.875%	9/27/2016	500	512,093
Aviation Capital Group Corp.†	4.625%	1/31/2018	2,000	2,087,284
Aviation Capital Group Corp.†	7.125%	10/15/2020	341	399,785
International Lease Finance Corp.	5.875%	4/1/2019	115	126,052
International Lease Finance Corp.	6.25%	5/15/2019	750	834,375
International Lease Finance Corp.†	7.125%	9/1/2018	1,425	1,606,687
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	50	51,118
Total				5,617,394

Leisure 0.10%
Central Garden & Pet Co.	8.25%	3/1/2018	847	869,869

Lodging 1.46%
Eldorado Resorts LLC/Eldorado Capital Corp.†	8.625%	6/15/2019	400	421,500
Host Hotels & Resorts LP	5.875%	6/15/2019	4,356	4,490,304
Host Hotels & Resorts LP	6.00%	11/1/2020	5,811	6,107,361
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	58,196
Marina District Finance Co., Inc.	9.875%	8/15/2018	883	919,424
Studio City Finance Ltd. (Hong Kong)†(b)	8.50%	12/1/2020	541	549,115
Total				12,545,900

Machinery: Agricultural 0.47%
Lorillard Tobacco Co.	6.875%	5/1/2020	837	984,716
Lorillard Tobacco Co.	8.125%	6/23/2019	2,538	3,081,548
Total				4,066,264

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Machinery: Industrial/Specialty 0.01%
Cleaver-Brooks, Inc.†	8.75%		12/15/2019	$75	$75,938

Machinery: Oil Well Equipment & Services 0.06%
National Oilwell Varco, Inc.	6.125%		8/15/2015	500	500,366

Media 0.19%
Harron Communications LP/Harron Finance Corp.†	9.125%		4/1/2020	400	435,000
Sirius XM Radio, Inc.†	5.25%		8/15/2022	150	158,813
Videotron Ltd. (Canada)(b)	9.125%		4/15/2018	73	74,460
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%		7/15/2019	896	959,840
Total					1,628,113

Merchandising 0.10%
Kemet Corp.	10.50%		5/1/2018	827	843,540

Metal Fabricating 0.20%
Edgen Murray Corp.†	8.75%		11/1/2020	1,346	1,467,140
Glencore Canada Corp. (Canada)(b)	5.50%		6/15/2017	200	213,246
Glencore Canada Corp. (Canada)(b)	6.00%		10/15/2015	25	25,438
Total					1,705,824

Metals & Minerals: Miscellaneous 0.65%
Anglo American Capital plc (United Kingdom)†(b)	1.225%	#	4/15/2016	250	249,931
AngloGold Ashanti Holdings plc (Isle Of Man)(b)	8.50%		7/30/2020	200	219,142
Barrick Gold Corp. (Canada)(b)	2.90%		5/30/2016	50	50,543
Barrick International Barbados Corp. (Barbados)†(b)	5.75%		10/15/2016	75	79,396
Glencore Finance Canada Ltd. (Canada)†(b)	3.60%		1/15/2017	838	864,250
KGHM International Ltd. (Canada)†(b)	7.75%		6/15/2019	535	557,604
Kinross Gold Corp. (Canada)(b)	3.625%		9/1/2016	2,500	2,508,427
New Gold, Inc. (Canada)†(b)	7.00%		4/15/2020	1,038	1,087,305
Total					5,616,598

Natural Gas 0.19%
Bill Barrett Corp.	7.625%		10/1/2019	185	177,600
Kinder Morgan, Inc.	7.00%		6/15/2017	850	931,524
Kinder Morgan, Inc.	7.25%		6/1/2018	300	339,502
Southern Star Central Gas Pipeline, Inc.†	6.00%		6/1/2016	110	114,285
Tennessee Gas Pipeline Co. LLC	7.50%		4/1/2017	50	54,964
Total					1,617,875

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil 2.57%
Afren plc (United Kingdom)†(b)(c)	6.625%		12/9/2020	$200	$89,000
Afren plc (United Kingdom)†(b)(c)	10.25%		4/8/2019	200	89,000
Afren plc (United Kingdom)†(b)(c)	11.50%		2/1/2016	400	184,000
Antero Resources Corp.	6.00%		12/1/2020	700	721,000
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%		5/15/2019	724	796,057
Chaparral Energy, Inc.	8.25%		9/1/2021	528	430,320
Chaparral Energy, Inc.	9.875%		10/1/2020	780	676,650
CNPC General Capital Ltd. (China)†(b)	1.45%		4/16/2016	400	400,573
CNPC General Capital Ltd. (China)†(b)	2.75%		4/19/2017	200	204,019
Concho Resources, Inc.	6.50%		1/15/2022	350	369,250
Continental Resources, Inc.	7.125%		4/1/2021	2,483	2,644,395
Continental Resources, Inc.	7.375%		10/1/2020	2,634	2,770,639
DCP Midstream LLC†	9.75%		3/15/2019	875	1,024,459
Harvest Operations Corp. (Canada)†(b)	2.125%		5/14/2018	200	201,610
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%		4/15/2021	625	654,687
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%		2/15/2020	1,235	1,285,017
MEG Energy Corp. (Canada)†(b)	6.50%		3/15/2021	500	487,500
Panhandle Eastern Pipeline Co. LP	7.00%		6/15/2018	500	568,820
Petroleos de Venezuela SA (Venezuela)(b)	5.25%		4/12/2017	100	54,450
Petroleos de Venezuela SA (Venezuela)†(b)	8.50%		11/2/2017	830	617,312
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.832%		9/30/2016	301	312,966
Rosetta Resources, Inc.	5.625%		5/1/2021	1,036	1,103,444
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(b)	3.149%		3/6/2017	700	676,375
Seven Generations Energy Ltd. (Canada)†(b)	8.25%		5/15/2020	425	457,938
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	500	507,529
Sinopec Group Overseas Development 2014 Ltd.†	1.051%	#	4/10/2017	700	699,385
Sinopec Group Overseas Development 2015 Ltd.†	2.50%		4/28/2020	500	497,839
Valero Energy Corp.	9.375%		3/15/2019	1,600	1,995,011
Whiting Canadian Holding Co. ULC	8.125%		12/1/2019	1,334	1,420,710
Woodside Finance Ltd. (Australia)†(b)	8.75%		3/1/2019	100	122,025
Total					22,061,980

Oil: Crude Producers 1.53%
Anadarko Petroleum Corp.	5.95%		9/15/2016	400	424,047
Anadarko Petroleum Corp.	6.375%		9/15/2017	43	47,520
Anadarko Petroleum Corp.	8.70%		3/15/2019	50	61,011
Cimarex Energy Co.	5.875%		5/1/2022	208	225,420

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil: Crude Producers (continued)
Columbia Pipeline Group, Inc.†	2.45%		6/1/2018	$652	$658,467
Columbia Pipeline Group, Inc.†	3.30%		6/1/2020	250	252,271
Enbridge Energy Partners LP	5.20%		3/15/2020	300	328,573
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%		6/1/2022	1,931	2,154,704
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%		10/1/2020	2,476	2,705,030
Kinder Morgan Finance Co. LLC	5.70%		1/5/2016	400	411,242
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	747	809,561
OGX Austria GmbH (Austria)†(b)(c)	8.50%		6/1/2018	225	1,350
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	6.50%		5/15/2021	225	240,354
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.375%		6/1/2020	433	477,469
Range Resources Corp.	6.75%		8/1/2020	50	52,125
Sabine Pass LNG LP	6.50%		11/1/2020	761	804,757
Sunoco Logistics Partners Operations LP	6.125%		5/15/2016	400	418,121
Sunoco, Inc.	5.75%		1/15/2017	250	264,271
W&T Offshore, Inc.	8.50%		6/15/2019	460	330,050
Williams Partners LP/ACMP Finance Corp.	4.875%		5/15/2023	883	902,851
Williams Partners LP/ACMP Finance Corp.	6.125%		7/15/2022	1,416	1,524,558
Total					13,093,752

Oil: Integrated Domestic 0.87%
Buckeye Partners LP	4.875%		2/1/2021	250	261,626
Buckeye Partners LP	6.05%		1/15/2018	225	244,995
Freeport-McMoran Oil & Gas LLC/FCX Oil &Gas, Inc.	6.50%		11/15/2020	1,146	1,217,625
Freeport-McMoran Oil & Gas LLC/FCX Oil &Gas, Inc.	6.625%		5/1/2021	1,349	1,419,822
Freeport-McMoran Oil & Gas LLC/FCX Oil &Gas, Inc.	6.75%		2/1/2022	544	580,720
Kinder Morgan Energy Partners LP	4.10%		11/15/2015	1,000	1,013,662
Kinder Morgan Energy Partners LP	6.50%		4/1/2020	1,312	1,513,514
Rowan Cos., Inc.	7.875%		8/1/2019	825	931,376
Texas Gas Transmission LLC	4.60%		6/1/2015	305	305,000
Total					7,488,340

Oil: Integrated International 0.99%
Petrobras Global Finance BV (Netherlands)(b)	1.896%	#	5/20/2016	700	689,633
Petrobras Global Finance BV (Netherlands)(b)	2.415%	#	1/15/2019	200	188,750

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil: Integrated International (continued)
Petrobras Global Finance BV (Netherlands)(b)	2.631%	#	3/17/2017	$2,200	$2,156,330
Petrobras Global Finance BV (Netherlands)(b)	3.50%		2/6/2017	200	199,660
Petrobras Global Finance BV (Netherlands)(b)	3.875%		1/27/2016	550	552,887
Petroleos Mexicanos (Mexico)(b)	2.295%	#	7/18/2018	800	822,000
Transocean, Inc.	6.375%		12/15/2021	765	721,969
Weatherford International Ltd.	9.625%		3/1/2019	2,675	3,150,409
Total					8,481,638

Paper & Forest Products 0.22%
Coveris Holding Corp.†	10.00%		6/1/2018	1,250	1,331,250
Mercer International, Inc. (Canada)(b)	7.00%		12/1/2019	500	530,000
Total					1,861,250

Production Technology Equipment 0.04%
CNOOC Finance 2013 Ltd. (Hong Kong)(b)	1.75%		5/9/2018	300	299,853

Real Estate Investment Trusts 1.86%
American Tower Corp.	2.80%		6/1/2020	1,000	995,620
American Tower Corp.	7.25%		5/15/2019	2,525	2,943,978
ARC Properties Operating Partnership LP	2.00%		2/6/2017	500	490,000
ARC Properties Operating Partnership LP	3.00%		2/6/2019	3,415	3,295,475
Boston Properties LP	5.625%		11/15/2020	1,500	1,738,837
DDR Corp.	7.50%		7/15/2018	481	557,221
DDR Corp.	9.625%		3/15/2016	130	138,629
Digital Realty Trust LP	5.875%		2/1/2020	1,794	2,038,101
Duke Realty LP	5.50%		3/1/2016	400	413,187
EPR Properties	7.75%		7/15/2020	1,100	1,323,276
Hospitality Properties Trust	6.30%		6/15/2016	500	512,720
Kilroy Realty LP	4.80%		7/15/2018	494	530,431
Reckson Operating Partnership LP	6.00%		3/31/2016	250	259,975
SL Green Realty Corp.	7.75%		3/15/2020	600	721,501
Total					15,958,951

Restaurants 0.47%
Darden Restaurants, Inc.	6.45%		10/15/2017	2,749	3,026,745
Yum! Brands, Inc.	6.25%		4/15/2016	1,000	1,046,157
Total					4,072,902

Retail 0.71%
Academy Ltd./Academy Finance Corp.†	9.25%		8/1/2019	298	316,625
Checkers Drive-In Restaurants, Inc.†	11.00%		12/1/2017	75	81,469

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Retail (continued)
Chinos Intermediate Holdings A, Inc. PIK†	7.75%		5/1/2019	$1,680	$1,449,000
DBP Holding Corp.†	7.75%		10/15/2020	335	293,962
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%		6/15/2018	500	506,250
Party City Holdings, Inc.	8.875%		8/1/2020	650	702,975
PETCO Holdings, Inc. PIK†	8.50%		10/15/2017	1,398	1,443,435
Tops Holding LLC/Tops Markets LLC	8.875%		12/15/2017	1,250	1,312,500
Total					6,106,216

Security Services 0.04%
Smith & Wesson Holding Corp.†	5.875%		6/15/2017	300	309,495

Specialty Retail 0.01%
Petco Animal Supplies, Inc.†	9.25%		12/1/2018	100	105,125

Steel 0.40%
Allegheny Technologies, Inc.	9.375%		6/1/2019	1,371	1,634,918
Glencore Funding LLC†	1.445%	#	5/27/2016	1,050	1,053,281
Glencore Funding LLC†	1.70%		5/27/2016	500	501,441
Vale Overseas Ltd. (Brazil)(b)	6.25%		1/11/2016	200	206,146
Total					3,395,786

Technology 0.53%
Alibaba Group Holding Ltd. (China)†(b)	1.625%		11/28/2017	1,000	1,003,768
Alibaba Group Holding Ltd. (China)†(b)	2.50%		11/28/2019	1,548	1,545,113
Baidu, Inc. (China)(b)	2.25%		11/28/2017	200	202,266
Baidu, Inc. (China)(b)	2.75%		6/9/2019	200	202,310
Baidu, Inc. (China)(b)	3.25%		8/6/2018	500	518,181
Fiserv, Inc.	6.80%		11/20/2017	425	485,929
Viasystems, Inc.†	7.875%		5/1/2019	515	547,831
Total					4,505,398

Telecommunications 1.52%
Altice Financing SA (Luxembourg)†(b)	7.875%		12/15/2019	400	425,500
AT&T, Inc.	2.40%		8/15/2016	1,000	1,014,809
AT&T, Inc.	2.45%		6/30/2020	1,125	1,115,696
AT&T, Inc.	2.95%		5/15/2016	3,000	3,052,830
AT&T, Inc.	5.80%		2/15/2019	1,500	1,694,004
Block Communications, Inc.†	7.25%		2/1/2020	650	671,125
Consolidated Communications, Inc.	10.875%		6/1/2020	1,400	1,573,250
Embarq Corp.	7.082%		6/1/2016	175	184,466

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Telecommunications (continued)
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%		4/1/2019	$1,328	$1,366,180
Qwest Corp.	7.625%		6/15/2015	531	532,014
Sable International Finance Ltd.†	8.75%		2/1/2020	750	810,000
T-Mobile USA, Inc.	6.464%		4/28/2019	515	533,347
T-Mobile USA, Inc.	6.625%		11/15/2020	92	96,600
Total					13,069,821

Telephone-Long Distance 0.07%
America Movil SAB de CV (Mexico)(b)	1.268%	#	9/12/2016	600	601,928

Textiles Products 0.05%
Polymer Group, Inc.	7.75%		2/1/2019	372	387,345

Tobacco 0.11%
Reynolds American, Inc.	6.75%		6/15/2017	300	330,385
Reynolds American, Inc.	7.75%		6/1/2018	525	608,710
Total					939,095

Transportation: Miscellaneous 0.08%
Kazakhstan Temir Zholy Finance BV (Netherlands)(b)	7.00%		5/11/2016	300	312,336
Transnet SOC Ltd. (South Africa)†(b)	4.50%		2/10/2016	400	408,149
Total					720,485

Truckers 0.06%
Con-way, Inc.	7.25%		1/15/2018	463	519,017

Utilities 0.22%
Origin Energy Finance Ltd. (Australia)†(b)	3.50%		10/9/2018	1,100	1,128,072
Public Service Co. of New Mexico	7.95%		5/15/2018	635	743,369
Total					1,871,441

Utilities: Electrical 0.05%
Israel Electric Corp. Ltd. (Israel)†(b)	6.70%		2/10/2017	400	428,500

Utilities: Miscellaneous 0.05%
MarkWest Energy Partners LP/MarkWest Energy
Finance Corp.	6.75%		11/1/2020	387	410,046

Wholesale 0.14%
Interline Brands, Inc. PIK	10.00%		11/15/2018	1,113	1,170,041
Total Corporate Bonds (cost $365,833,588)					365,594,184

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
FLOATING RATE LOANS(e) 3.93%

Aerospace/Defense 0.45%
Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	$497	$499,143
Delos Finance S.A.R.L. Term Loan (Luxembourg)(b)	3.50%	3/6/2021	2,583	2,589,225
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	823	825,731
Total				3,914,099

Banks: Money Center 0.07%
Ocwen Loan Servicing Initial Term Loan	5.00%	2/15/2018	581	577,138

Drugs 0.01%
Warner Chilcott Corp. 3 Year Term Loan	1.685%	10/1/2016	104	103,449

Energy Equipment & Services 0.04%
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	425	329,481

Food 0.16%
Aramark Corp. Term Loan E	3.25%	9/7/2019	1,218	1,222,597
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	124	125,761
Total				1,348,358

Gaming 0.58%
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	3,346	3,349,589
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	1,601	1,603,186
Total				4,952,775

Health Care 0.98%
Amgen, Inc. Term Loan	1.275%	9/18/2018	296	295,331
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	1/2/2019	107	108,616
Becton, Dickinson & Co. Term Loan	1.25%	11/26/2021	1,050	1,050,000
Express Scripts Holding Co. 2 Year Term Loan	— (f)	4/28/2017	500	498,750
Express Scripts Holding Co. 5 Year Term Loan	— (f)	4/28/2020	750	748,125
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.653%	10/30/2017	1,269	1,272,520
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(b)	2.273%	8/7/2019	2,200	2,206,103
Mallinckrodt International Finance SA Incremental Term Loan B1 (Luxembourg)(b)	3.50%	3/19/2021	300	300,074
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(b)	3.25%	3/19/2021	1,434	1,434,461
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	247	248,853

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care (continued)
Thermo Fisher Scientific, Inc. Committed Term Loan	1.649%	1/31/2017	$278	$277,558
Total				8,440,391

Health Care Products 0.07%
Biomet, Inc. Dollar Term Loan B2	3.685%	7/25/2017	596	595,893

Leisure 0.01%
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	99	97,310

Media 0.37%
AMC Networks, Inc. Term Loan A	1.93%	12/16/2019	3,191	3,167,192

Metals & Minerals: Miscellaneous 0.01%
American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/20/2022	100	102,021

Retail 0.06%
Staples, Inc. 1st Lien Term Loan	— (f)	4/23/2021	500	501,095

Services 0.33%
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	913	905,605
Kasima LLC Term Loan	3.25%	5/17/2021	1,775	1,775,368
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	125	124,175
Total				2,805,148

Technology 0.25%
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	1,633	1,637,056
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(b)	3.00%	10/14/2021	498	499,542
Total				2,136,598

Telecommunications 0.29%
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	2,237	2,250,636
American Tower Corp. Term Loan A	1.44%	1/3/2019	250	249,687
Total				2,500,323

Utilities 0.21%
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	636	637,590
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	198	197,044
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%	5/5/2016	583	586,935

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)			Fair Value
Utilities (continued)
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		$352		$355,267
Total						1,776,836

Utilities: Miscellaneous 0.04%
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020		356		356,000
Total Floating Rate Loans (cost $33,701,787)						33,704,107

FOREIGN BONDS(d) 0.07%

France 0.03%
Europcar Groupe SA†	9.375%	4/15/2018	EUR	100		115,871
SMCP SAS†	8.875%	6/15/2020	EUR	131		156,833
Total						272,704

Luxembourg 0.01%
Findus Bondco SA†	9.125%	7/1/2018	EUR	100		115,871

United Kingdom 0.03%
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	200		223,778
Total Foreign Bonds (cost $694,556)						612,353

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.22%

Argentina 0.04%
City of Buenos Aires†	9.95%	3/1/2017		$200		208,000
Provincia de Neuquen†	7.875%	4/26/2021		110		111,143
Total						319,143

Brazil 0.09%
Federal Republic of Brazil	8.00%	1/15/2018		733		793,833

Dominican Republic 0.01%
Dominican Republic†	9.04%	1/23/2018		79		84,990

Gabon 0.00%
Republic of Gabon†	6.375%	12/12/2024		—	(g)	895

Indonesia 0.03%
Perusahaan Penerbit SBSN†	4.00%	11/21/2018		200		210,250

Mongolia 0.02%
Republic of Mongolia†	4.125%	1/5/2018		200		192,500

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Peru 0.01%
Republic of Peru	8.375%		5/3/2016	$100	$106,750

Poland 0.02%
Republic of Poland	5.00%		10/19/2015	175	178,367
Total Foreign Government Obligations (cost $1,882,146)					1,886,728

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.75%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.535%	#	10/25/2030	2,800	2,992,251
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.161%	#	9/25/2044	135	140,925
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.027%	#	11/25/2044	300	316,291
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883%	#	1/25/2047	100	104,753
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.755%	#	2/25/2045	500	515,714
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741%	#	4/25/2045	1,225	1,285,291
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.741%	#	4/25/2045	1,693	1,745,737
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.819%	#	6/25/2047	200	208,703
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562%	#	8/25/2045	1,446	1,508,045
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.368%	#	5/25/2045	300	307,551
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165%	#	4/25/2046	800	812,364
Government National Mortgage Assoc. 2013-162 A	2.75%		9/16/2046	141	141,129
Government National Mortgage Assoc. 2013-171 IO	1.141%	#	6/16/2054	9,710	828,692
Government National Mortgage Assoc. 2013-193 IO	1.097%	#	1/16/2055	3,662	308,095
Government National Mortgage Assoc. 2014-15 IO	1.059%	#	8/16/2054	9,815	754,872
Government National Mortgage Assoc. 2014-64 IO	1.308%	#	12/16/2054	58,898	5,305,110
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	46	46,787
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	392	394,543
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	485	501,790
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	697	706,278
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	465	474,596
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	996	1,019,061
Government National Mortgage Assoc. 2015-48 AS	2.90%	#	2/16/2049	2,196	2,238,208
Government National Mortgage Assoc. 2015-73 AC	2.90%	#	2/16/2053	905	925,840
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $23,306,130)					23,582,626

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.59%
Federal Home Loan Mortgage Corp.	2.197%	#	6/1/2038	196	207,842
Federal Home Loan Mortgage Corp.	2.237%	#	12/1/2037	465	495,273
Federal Home Loan Mortgage Corp.	2.255%	#	2/1/2038	555	589,678

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.265%	#	12/1/2035	$314	$334,750
Federal Home Loan Mortgage Corp.	2.273%	#	4/1/2037	171	181,879
Federal Home Loan Mortgage Corp.	2.295%	#	7/1/2034	432	459,759
Federal Home Loan Mortgage Corp.	2.296%	#	12/1/2039	839	891,202
Federal Home Loan Mortgage Corp.	2.304%	#	12/1/2036	454	485,343
Federal Home Loan Mortgage Corp.	2.305%	#	10/1/2038	128	137,162
Federal Home Loan Mortgage Corp.	2.317%	#	2/1/2035	832	885,930
Federal Home Loan Mortgage Corp.	2.333%	#	5/1/2036	167	178,399
Federal Home Loan Mortgage Corp.	2.346%	#	10/1/2039	211	223,896
Federal Home Loan Mortgage Corp.	2.365%	#	6/1/2038	140	148,765
Federal Home Loan Mortgage Corp.	2.474%	#	9/1/2036	414	444,685
Federal Home Loan Mortgage Corp.	2.543%	#	2/1/2037	357	384,063
Federal Home Loan Mortgage Corp.	2.634%	#	12/1/2035	739	795,376
Federal Home Loan Mortgage Corp.	3.092%	#	10/1/2043	2,871	2,979,299
Federal Home Loan Mortgage Corp.	3.156%	#	11/1/2043	3,549	3,699,352
Federal Home Loan Mortgage Corp.	3.23%	#	12/1/2040	2,167	2,291,162
Federal Home Loan Mortgage Corp.	3.773%	#	12/1/2040	1,495	1,575,307
Federal National Mortgage Assoc.	1.924%	#	6/1/2038	765	813,443
Federal National Mortgage Assoc.	2.023%	#	2/1/2036	321	341,168
Federal National Mortgage Assoc.	2.025%	#	12/1/2035	607	644,404
Federal National Mortgage Assoc.	2.026%	#	10/1/2035	692	736,156
Federal National Mortgage Assoc.	2.069%	#	1/1/2036	1,236	1,312,849
Federal National Mortgage Assoc.	2.121%	#	3/1/2039	307	326,490
Federal National Mortgage Assoc.(h)	2.129%	#	11/1/2036	2,339	2,489,497
Federal National Mortgage Assoc.	2.194%	#	8/1/2037	36	38,073
Federal National Mortgage Assoc.	2.206%	#	3/1/2038	652	694,944
Federal National Mortgage Assoc.	2.211%	#	9/1/2038	319	339,588
Federal National Mortgage Assoc.	2.232%	#	1/1/2038	512	545,243
Federal National Mortgage Assoc.	2.238%	#	8/1/2038	171	181,486
Federal National Mortgage Assoc.	2.245%	#	11/1/2038	1,264	1,344,676
Federal National Mortgage Assoc.	2.346%	#	1/1/2038	432	461,939
Federal National Mortgage Assoc.	2.388%	#	3/1/2038	177	189,991
Federal National Mortgage Assoc.	2.489%	#	12/1/2038	186	199,711
Federal National Mortgage Assoc.	2.58%		11/1/2018	495	512,362
Federal National Mortgage Assoc.	2.898%	#	6/1/2042	3,891	4,035,835
Federal National Mortgage Assoc.	2.941%	#	5/1/2042	4,443	4,617,583
Federal National Mortgage Assoc.	3.363%	#	12/1/2040	470	500,303
Federal National Mortgage Assoc.	3.412%	#	12/1/2040	832	886,524

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.455%	#	10/1/2040	$311	$330,303
Federal National Mortgage Assoc.	3.981%	#	4/1/2040	433	463,301
Total Government Sponsored Enterprises Pass-Throughs (cost $39,254,643)					39,394,991

MUNICIPAL BONDS 0.11%

Miscellaneous 0.05%
IL State GO	2.77%		4/1/2018	350	348,596
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	100	88,154
Total					436,750

Nursing Home 0.06%
New Jersey Econ Dev Auth	2.421%		6/15/2018	500	504,910

Power 0.00%
Guam Pwr Auth	7.50%		10/1/2015	35	35,032
Total Municipal Bonds (cost $976,409)					976,692

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.23%
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	267	279,755
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717%	#	6/15/2028	6,387	6,571,000
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#	6/15/2028	350	357,170
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#	6/15/2028	620	628,823
BAMLL-DB Trust 2012-OSI A1†	2.343%		4/13/2029	498	502,370
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	527	540,934
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	2,500	2,631,997
Banc of America Commercial Mortgage Trust 2007-2 AM	5.623%	#	4/10/2049	2,500	2,655,631
Banc of America Commercial Mortgage Trust 2007-3 AM	5.576%	#	6/10/2049	500	537,017
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	700	747,458
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.593%	#	6/24/2050	1,000	1,061,400
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	379	394,932
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.947%	#	2/15/2051	230	244,836
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	250	249,921
BBCMS Trust 2015-VFM A1†	2.466%		3/15/2036	551	550,569
BBCMS Trust 2015-VFM X IO†	0.513%	#	3/15/2036	96,705	3,091,986

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%		11/11/2041	$595	$658,396
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.882%	#	11/11/2041	595	659,745
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.706%	#	6/11/2040	2,000	2,154,973
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.885%	#	6/11/2050	2,000	2,173,929
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	169	185,684
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#	3/10/2033	47,800	1,737,387
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	2,595	2,630,967
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.136%	#	6/15/2031	350	349,720
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.466%	#	6/15/2031	4,500	37,058
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	488	501,283
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	376,093
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.711%	#	12/10/2049	4,000	4,264,018
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	160	166,770
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	740	749,241
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	3,850	3,925,858
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911%	#	1/12/2030	500	508,286
Citigroup Commercial Mortgage Trust 2014-388G B†	1.236%	#	6/15/2033	452	451,048
Citigroup Commercial Mortgage Trust 2014-388G C†	1.586%	#	6/15/2033	250	250,544
Citigroup Commercial Mortgage Trust 2014-388G XCP IO†	0.643%	#	6/15/2033	20,000	98,400
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.227%	#	7/10/2047	3,452	69,989
Citigroup Mortgage Loan Trust 2013-2 2A1†	0.291%	#	10/25/2036	546	528,987
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.321%	#	7/25/2036	551	522,113
Citigroup Mortgage Loan Trust 2013-3 1A1†	0.802%	#	7/25/2036	727	700,993

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461%		4/15/2047	$220	$233,974
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	2,040	2,173,757
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%		3/10/2039	750	844,546
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	891	894,737
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.752%	#	7/10/2046	100	115,403
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.399%	#	2/10/2029	12,000	250,842
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.953%	#	10/15/2045	5,771	564,724
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	783	778,580
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.122%	#	11/17/2026	125	125,405
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.783%	#	11/17/2026	1,519	1,518,989
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.333%	#	11/17/2026	405	405,019
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.183%	#	11/17/2026	1,300	1,304,474
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	56	56,995
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	500	507,235
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.526%	#	3/10/2046	11,417	875,051
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.728%	#	6/10/2046	19,554	673,295
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	1,640	1,695,327
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	350	346,090
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.31%	#	8/10/2047	3,631	278,853
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.13%	#	7/13/2031	1,500	1,491,355
Commercial Mortgage Pass-Through Certificates 2014-FL4 XCP IO†	0.224%	#	9/13/2015	3,144	3,842

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.082%	#	6/11/2027	$1,115	$1,114,173
Commercial Mortgage Pass-Through Certificates 2014-KYO B†	1.482%	#	6/11/2027	1,000	999,050
Commercial Mortgage Pass-Through Certificates 2014-KYO C†	1.832%	#	6/11/2027	600	599,438
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.336%	#	6/15/2034	652	651,159
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	1.936%	#	6/15/2034	621	620,324
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.586%	#	6/15/2034	621	621,603
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.386%	#	6/15/2034	11,400	407,459
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807%		5/10/2048	2,000	1,994,505
Commercial Mortgage Trust 2006-GG7 AM	5.819%	#	7/10/2038	2,475	2,576,939
Credit Suisse Commercial Mortgage Trust 2006-C4 AM	5.509%		9/15/2039	2,000	2,098,485
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	5.97%	#	2/15/2041	1,035	1,136,730
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	100	107,209
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.949%	#	9/15/2039	225	241,245
Credit Suisse Mortgage Capital Certificates 2014-ICE X1CP IO†	1.686%		4/15/2027	3,250	48,735
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	1.99%	#	9/15/2038	653	650,884
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#	9/15/2037	40,000	1,878,052
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.506%	#	4/15/2029	225	227,165
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.036%	#	4/15/2029	338	341,254
Credit Suisse Mortgage Capital Certificates 2015-TOWN A†	1.432%	#	3/15/2017	2,000	2,005,217
CSAIL Commercial Mortgage Trust 2015-C2 XB IO	0.146%	#	6/15/2057	82,732	450,401
DBRR Trust 2013-EZ2 A†	0.853%		2/25/2045	22	22,267
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	4,480	4,540,377
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	521	548,635

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBUBS Mortgage Trust 2011-LC2A D†	5.458%	#	7/10/2044	$400	$436,656
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	500	541,512
Del Coronado Trust 2013 HDC A†	0.986%	#	3/15/2026	400	400,548
Del Coronado Trust 2013 HDC B†	1.486%	#	3/15/2026	1,000	1,000,497
Del Coronado Trust 2013 HDC C†	1.786%	#	3/15/2026	500	500,348
Del Coronado Trust 2013 HDC E†	2.836%	#	3/15/2026	500	500,613
EQTY Mortgage Trust 2014-INNS C†	1.781%	#	5/8/2031	100	99,397
Extended Stay America Trust 2013-ESFL DFL†	3.321%	#	12/5/2031	130	130,180
Extended Stay America Trust 2013-ESH5 A15†	1.278%		12/5/2031	406	403,483
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	1,700	1,699,011
Extended Stay America Trust 2013-ESH7 A17†	2.295%		12/5/2031	900	894,510
Extended Stay America Trust 2013-ESH7 A27†	2.958%		12/5/2031	529	538,278
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	3,600	3,670,765
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,762	1,800,965
Extended Stay America Trust 2013-ESH7 D7†	4.036%	#	12/5/2031	900	930,700
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(b)	2.225%	#	10/18/2054	250	251,202
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(b)	0.384%	#	12/20/2054	301	299,905
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(b)	0.444%	#	12/20/2054	343	342,461
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(b)	0.384%	#	12/20/2054	498	495,982
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(b)	0.384%	#	12/20/2054	299	298,027
GS Mortgage Securities Corp. II 2012-GCJ9 XA IO	2.348%	#	11/10/2045	1,932	215,981
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	1,395	1,451,881
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#	12/10/2027	1,950	2,007,784
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	367	380,252
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	613	638,681
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,795	1,872,172
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	1,400	1,470,925
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	505	531,320
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	500	525,477
GS Mortgage Securities Trust 2010-C1 D†	6.036%	#	8/10/2043	100	110,218
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	878	893,861
GS Mortgage Securities Trust 2013-GC12 XA IO	1.758%	#	6/10/2046	25,168	2,218,321
H/2 Asset Funding 2014-1 Ltd.	2.101%		3/19/2037	900	888,223
HILT Mortgage Trust 2014-ORL B†	1.386%	#	7/15/2029	100	99,363

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HILT Mortgage Trust 2014-ORL C†	1.786%	#	7/15/2029	$500	$494,379
HILT Mortgage Trust 2014-ORL XCP IO†	1.104%	#	7/15/2029	1,000	7,058
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,935	1,940,407
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%		6/12/2047	1,000	1,060,016
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	265	280,723
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.697%	#	2/12/2049	775	825,249
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.693%	#	12/5/2027	1,000	1,210,970
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR C†	5.513%		8/5/2032	250	285,690
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.288%	#	12/15/2047	13,625	911,052
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.882%	#	7/15/2045	7,291	275,422
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.564%	#	4/15/2046	1,971	163,371
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.086%	#	4/15/2027	115	115,066
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.436%	#	4/15/2027	250	250,001
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	176	183,968
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.279%	#	4/15/2047	3,549	190,959
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.283%	#	4/15/2047	1,000	26,533
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.089%	#	11/15/2047	3,213	211,474
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	4,203	4,375,668
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	535	555,096
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#	6/10/2027	373	377,969
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#	6/10/2027	2,906	46,070
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#	6/10/2027	1,292	4,213

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.286%	#	12/15/2030	$500	$498,016
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.106%	#	6/15/2029	1,494	1,491,222
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.886%	#	6/15/2029	200	199,345
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP IO†	0.09%	#	12/15/2015	25,000	12,353
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.641%	#	3/18/2051	1,395	1,508,812
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.774%	#	6/18/2049	372	394,320
Ladder Capital Commercial Mortgage Securities LLC 2014-909 D†	3.898%	#	5/15/2031	2,000	2,066,750
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#	11/14/2027	410	418,008
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857%	#	11/14/2027	329	337,442
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.852%	#	6/15/2038	3,000	3,139,272
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	6,000	6,294,075
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	3,443	3,650,778
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	178	177,855
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.00%	#	1/20/2041	3,211	103,837
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	114	112,422
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	96	94,101
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	788	830,583
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	50	52,138
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.678%	#	4/12/2049	2,256	2,397,481
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.907%	#	6/11/2049	2,267	2,424,271
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.622%	#	3/15/2045	20,895	1,958,364
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	457	456,726
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#	7/13/2029	60,000	426,762
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.795%	#	8/12/2045	5,000	5,348,107
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.421%	#	6/26/2036	66	66,159
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	807	805,502
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	320	322,103
NorthStar Real Estate CDO Ltd. 2013-1A†	2.031%	#	8/25/2029	811	822,135
NorthStar Real Estate CDO Ltd. 2013-1B†	5.181%	#	8/25/2029	1,750	1,780,627

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
PFP III Ltd. 2014-1 AS†	1.836%	#	6/14/2031	$500	$499,431
PFP III Ltd. 2014-1 B†	2.536%	#	6/14/2031	500	499,680
PFP III Ltd. 2014-1 C†	3.086%	#	6/14/2031	1,000	1,000,168
Prima Capital Ltd.	2.214%		5/24/2021	2,292	2,286,065
RAIT Trust 2014-FL2 B†	2.33%	#	5/13/2031	500	495,650
RBSCF Trust 2010-RR3 MSCB†	5.907%	#	6/16/2049	3,010	3,247,962
RBSCF Trust 2010-RR3 WBTB†	5.951%	#	2/16/2051	930	990,000
RBSSP Resecuritization Trust 2013-1 3A1†	0.291%	#	1/26/2037	161	157,010
RBSSP Resecuritization Trust 2013-3 1A1	0.341%	#	11/26/2036	725	694,509
RBSSP Resecuritization Trust 2013-3 2A1†	0.341%	#	11/26/2036	617	572,962
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	463	474,498
ReadyCap Commercial Mortgage Trust 2014-1A A	3.01%		6/25/2055	1,190	1,200,075
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.236%	#	4/15/2032	450	448,226
RREF LLC 2013-LT3	2.50%		6/20/2028	87	87,137
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	183	181,642
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	282	283,519
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	754	755,217
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	133	134,121
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.107%	#	3/10/2046	11,650	737,343
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.325%	#	4/10/2046	19,545	1,450,586
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	291	302,581
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.317%	#	12/15/2044	500	506,806
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	410	429,177
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	1,233	1,301,005
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.586%	#	9/15/2021	504	492,888
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	2,155	2,279,975
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	5,300	5,649,670
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%		8/20/2021	109	108,982
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	1,000	1,007,986
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	950	1,023,573
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	1,350	1,427,483
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	444	448,599

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.564%	#	6/15/2045	$12,401	$1,020,029
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	462	466,865
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.444%	#	5/15/2045	12,646	984,674
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.228%	#	5/15/2047	7,002	508,048
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573%	#	5/15/2047	1,368	67,286
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.608%	#	8/15/2047	15,000	798,952
Total Non-Agency Commercial Mortgage-Backed Securities (cost $202,012,409)					199,307,879

U.S. TREASURY OBLIGATION 2.95%

U.S. Treasury Note (cost $25,296,875)	2.125%		12/31/2015	25,027	25,314,410
Total Long-Term Investments (cost $818,928,896)					816,693,452

SHORT-TERM INVESTMENTS 4.88%

COMMERCIAL PAPER 1.01%

Health Care Products 0.14%
Thermo Fisher Scientific, Inc.	Zero Coupon		6/22/2015	1,200	1,199,335

Supermarkets 0.58%
Tesco Treasury Services plc	Zero Coupon		8/18/2015	5,000	4,972,168

Utilities: Miscellaneous 0.29%
Enable Midstream Partners LP	Zero Coupon		6/10/2015	1,000	999,637
Enable Midstream Partners LP	Zero Coupon		6/15/2015	1,000	999,514
Enable Midstream Partners LP	Zero Coupon		7/15/2015	500	499,114
Total					2,498,265
Total Commercial Paper (cost $8,688,392)					8,669,768

CORPORATE BONDS 2.27%

Automotive 0.02%
Ford Motor Credit Co. LLC	5.625%		9/15/2015	100	101,380
Hyundai Capital America†	1.625%		10/2/2015	50	50,121
Total					151,501

Banks: Money Center 0.01%
US Bancorp	3.442%		2/1/2016	125	126,987

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 0.33%
Fifth Third Bancorp	3.625%	1/25/2016	$200	$203,572
Royal Bank of Scotland Group plc (United Kingdom)(b)	2.55%	9/18/2015	615	617,905
Santander Holdings USA, Inc.	3.00%	9/24/2015	2,000	2,009,518
Total				2,830,995

Brokers 0.02%
Raymond James Financial, Inc.	4.25%	4/15/2016	203	208,871

Computer Technology 0.01%
EQT Corp.	5.00%	10/1/2015	123	124,500

Diversified Materials & Processing 0.07%
Kilroy Realty LP	5.00%	11/3/2015	570	579,193

Electric: Power 0.23%
CenterPoint Energy, Inc.	6.85%	6/1/2015	600	600,000
LG&E and KU Energy LLC	2.125%	11/15/2015	550	552,779
Pepco Holdings, Inc.	2.70%	10/1/2015	831	834,433
Total				1,987,212

Electrical Equipment 0.02%
Xerox Corp.	6.40%	3/15/2016	175	182,645

Electronics: Semi-Conductors/Components 0.07%
Avnet, Inc.	6.00%	9/1/2015	550	556,479

Financial: Miscellaneous 0.09%
Bunge Ltd. Finance Corp.	4.10%	3/15/2016	750	765,854

Food 0.06%
ConAgra Foods, Inc.	1.35%	9/10/2015	500	500,357

Health Care Products 0.02%
Boston Scientific Corp.	6.25%	11/15/2015	50	51,291
Life Technologies Corp.	3.50%	1/15/2016	95	96,509
Total				147,800

Insurance 0.03%
Transatlantic Holdings, Inc.	5.75%	12/14/2015	222	227,148

Leasing 0.01%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	3/15/2016	100	100,984

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.05%
Carnival Corp.	1.20%		2/5/2016	$450	$451,127

Machinery: Agricultural 0.06%
BAT International Finance plc (United Kingdom)†(b)	1.40%		6/5/2015	500	500,021

Manufacturing 0.12%
Pentair Finance SA (Luxembourg)(b)	1.35%		12/1/2015	1,000	1,001,328

Metals & Minerals: Miscellaneous 0.21%
Glencore Finance Canada Ltd. (Canada)†(b)	2.05%		10/23/2015	1,482	1,486,882
Teck Resources Ltd. (Canada)(b)	5.375%		10/1/2015	275	278,578
Total					1,765,460

Milling: Fruit & Grain Processing 0.03%
Ingredion, Inc.	3.20%		11/1/2015	250	252,105

Office Furniture & Business Equipment 0.21%
Pitney Bowes, Inc.	4.75%		1/15/2016	920	938,724
Xerox Corp.	7.20%		4/1/2016	850	893,557
Total					1,832,281

Oil 0.22%
Marathon Petroleum Corp.	3.50%		3/1/2016	411	418,857
Noble Holding International Ltd.	3.05%		3/1/2016	475	479,088
Noble Holding International Ltd.	3.45%		8/1/2015	1,017	1,019,985
Total					1,917,930

Oil: Crude Producers 0.13%
DCP Midstream LLC†	5.375%		10/15/2015	125	126,140
Devon Energy Corp.	0.721%	#	12/15/2015	235	234,827
Florida Gas Transmission Co. LLC†	4.00%		7/15/2015	575	577,161
Gulfstream Natural Gas System LLC†	5.56%		11/1/2015	200	203,264
Total					1,141,392

Oil: Integrated Domestic 0.06%
Marathon Oil Corp.	0.90%		11/1/2015	500	499,889

Paper & Forest Products 0.04%
International Paper Co.	5.25%		4/1/2016	50	51,771
Plum Creek Timberlands LP	5.875%		11/15/2015	286	292,299
Total					344,070

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.05%
BioMed Realty LP	3.85%	4/15/2016	$350	$357,422
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	100	101,094
Total				458,516

Retail 0.03%
Kroger Co. (The)	3.90%	10/1/2015	250	252,671

Telecommunications 0.01%
Telefonica Emisiones SAU (Spain)(b)	3.992%	2/16/2016	50	51,021

Textiles Products 0.04%
Mohawk Industries, Inc.	6.125%	1/15/2016	325	335,008

Tobacco 0.02%
Reynolds American, Inc.	1.05%	10/30/2015	200	200,177
Total Corporate Bonds (cost $19,501,924)				19,493,522

REPURCHASE AGREEMENT 1.60%
Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with Fixed Income Clearing Corp. collateralized by $180,000 of U.S. Treasury Note at 0.375% due 10/31/2016 and $13,815,000 of U.S. Treasury Note at 0.75% due 10/31/2017; value: $13,999,707; proceeds: $13,719,983 (cost $13,719,983)			13,720	13,719,983
Total Short-Term Investments (cost $41,910,299)				41,883,273
Total Investments in Securities 100.05% (cost $860,839,195)				858,576,725
Liabilities in Excess of Cash & Other Assets(i) (0.05%)				(423,690)
Net Assets 100.00%				$858,153,035

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

BRL	Brazilian real.
EUR	euro.
AGM	Assured Guaranty Municipal Corporation
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2015.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at May 31, 2015.
(f)	Interest rate to be determined.
(g)	Amount represents less than 1,000 shares.
(h)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2015 (See Note 2(h)).
(i)	Liabilities in Excess of Cash & Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

Open Forward Foreign Currency Exchange Contracts at May 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	J.P. Morgan	8/13/2015	109,000	$ 124,507	$ 119,835	$4,672
euro	Sell	Morgan Stanley	8/13/2015	1,050,000	1,171,100	1,154,374	16,726
euro	Sell	Morgan Stanley	8/13/2015	146,000	162,341	160,513	1,828
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$23,226

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Bank of America	8/13/2015	175,000	$ 198,129	$ 192,396	$ (5,733)

Open Futures Contracts at May 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2015	876	Long	$191,720,813	$198,256

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2015	161	Short	$(19,275,977)	$ (96,221)

Open Consumer Price Index (“CPI”) Swaps at May 31, 2015:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	1.6635%	10/23/2017	$20,000,000	$20,327,529	$327,529
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	31,046,083	1,046,083
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	25,839,810	839,810
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,301,810	301,810
Barclays Bank plc	CPI Urban Consumer NSA	1.6725%	9/26/2016	30,000,000	30,621,157	621,157
Barclays Bank plc	CPI Urban Consumer NSA	1.4225%	11/28/2016	30,000,000	30,368,104	368,104
Credit Suisse	CPI Urban Consumer NSA	1.700%	11/21/2015	20,000,000	20,337,502	337,502
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	31,225,242	1,225,242
Deutsche Bank AG	CPI Urban Consumer NSA	1.790%	1/2/2016	20,000,000	20,338,231	338,231
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,257,690	257,690
Deutsche Bank AG	CPI Urban Consumer NSA	1.690%	12/12/2015	30,000,000	30,487,457	487,457

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Appreciation
Deutsche Bank AG	CPI Urban Consumer NSA	1.506%	10/30/2016	$40,000,000	$40,586,472	$586,472
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	31,535,729	1,535,729
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,323,465	323,465
Goldman Sachs	CPI Urban Consumer NSA	1.9575%	1/17/2017	40,000,000	40,937,181	937,181
Goldman Sachs	CPI Urban Consumer NSA	1.795%	1/9/2016	40,000,000	40,675,196	675,196
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,461,425	461,425
Unrealized Appreciation on CPI Swaps						$10,670,083

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	$10,000,000	$9,961,023	$(38,977)
Bank of America	2.420%	CPI Urban Consumer NSA	5/19/2017	15,000,000	14,112,582	(887,418)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	37,398,442	(2,601,558)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	28,007,182	(1,992,818)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,587,324	(412,676)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	36,842,371	(3,157,629)
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,541,439	(458,561)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,281,757	(718,243)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,958,699	(41,301)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	38,031,940	(1,968,060)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	27,870,209	(2,129,791)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,776,822	(1,223,178)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	13,239,565	(1,760,435)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	11,635,905	(3,364,095)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,526,671	(473,329)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	27,093,364	(2,906,636)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,545,372	(1,454,628)

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	$20,000,000	$19,949,742	$(50,258)
Deutsche Bank AG	2.145%	CPI Urban Consumer NSA	2/8/2016	6,000,000	5,773,037	(226,963)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	28,634,910	(1,365,090)
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	9,556,413	(443,587)
Deutsche Bank AG	2.340%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,741,398	(258,602)
Deutsche Bank AG	2.3825%	CPI Urban Consumer NSA	5/23/2020	40,000,000	37,387,044	(2,612,956)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,469,254	(530,746)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,574,901	(1,425,099)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,382,708	(617,292)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,502,508	(497,492)
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,778,200	(221,800)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,186,969	(813,031)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,462,911	(537,089)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,889,187	(1,110,813)
Deutsche Bank AG	2.590%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,276,601	(723,399)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,508,810	(491,190)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,719,345	(1,280,655)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,587,072	(1,412,928)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,083,732	(916,268)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,385,694	(614,306)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,578,873	(1,421,127)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,428,847	(1,571,153)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,537,361	(1,462,639)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	26,912,847	(3,087,153)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	26,883,565	(3,116,435)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,059,956	(940,044)

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	$8,000,000	$7,009,828	$(990,172)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,338,028	(2,661,972)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	11,921,477	(3,078,523)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	28,041,857	(1,958,143)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,603,822	(2,396,178)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,273,559	(726,441)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,540,079	(1,459,921)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,785,436	(2,214,564)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	11,576,380	(3,423,620)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	8,009,518	(1,990,482)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	34,052,822	(947,178)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,255,384	(744,616)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,091,217	(908,783)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	27,736,710	(2,263,290)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,513,251	(486,749)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	18,162,674	(1,837,326)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,734,414	(1,265,586)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,461,747	(1,538,253)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	26,883,921	(3,116,079)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,811,156	(1,188,844)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,144,637	(855,363)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,543,516	(456,484)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/5/2026	5,000,000	4,114,420	(885,580)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,759,036	(240,964)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,264,789	(735,211)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,602,355	(1,397,645)

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	$12,000,000	$10,812,358	$(1,187,642)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,268,612	(731,388)
Wells Fargo	1.690%	CPI Urban Consumer NSA	6/1/2015	8,000,000	7,822,110	(177,890)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,479,440	(1,520,560)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,194,841	(805,159)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,064,608	(935,392)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,796,189	(1,203,811)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,583,764	(1,416,236)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	18,061,648	(1,938,352)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,401,710	(2,598,290)
Unrealized Depreciation on CPI Swaps						$(105,620,135)

Credit Default Swaps on Indexes—Sell Protection at May 31, 2015(1):

								Credit
								Default
								Swap
			Original	Current				Agreements
Referenced	Fund	Termination	Notional	Notional	Fair	Payments	Unrealized	Payable at
Index	Receives	Date	Amount	Amount	Value(2)	Upfront(3)	Appreciation	Fair Value(4)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$300,000	$268,623	$299,484	$15,473	$14,957	$516
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	500,000	447,706	499,140	11,674	10,814	860
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	942,188	996,800	33,900	30,700	3,200
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	2,000,000	1,884,376	1,993,599	69,560	63,159	6,401
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	500,000	476,998	499,141	37,578	36,719	859
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	300,000	270,183	299,484	15,477	14,961	516
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	450,304	499,141	25,795	24,936	859
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	100,000	90,061	99,680	7,410	7,090	320
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,500,000	1,343,117	1,497,422	40,256	37,678	2,578
Markit CMBX.NA.AAA.3(8)	.08%	12/13/2049	200,000	188,438	199,360	15,851	15,211	640
Markit CMBX.NA.AAA.3(8)	.08%	12/13/2049	500,000	471,094	498,400	39,641	38,041	1,600
						$312,615	$294,266	$18,349

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2015

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(p)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $294,266. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$126,317,462	$–	$126,317,462
Convertible Bonds	–	–	2,020	2,020
Corporate Bonds	–	385,087,706	–	385,087,706
Floating Rate Loans(4)
Aerospace/Defense	–	3,914,099	–	3,914,099
Banks: Money Center	–	577,138	–	577,138
Drugs	–	–	103,449	103,449
Energy Equipment & Services	–	329,481	–	329,481
Food	–	1,348,358	–	1,348,358
Gaming	–	4,952,775	–	4,952,775
Health Care	–	6,143,516	2,296,875	8,440,391
Health Care Products	–	595,893	–	595,893
Leisure	–	97,310	–	97,310
Media	–	3,167,192	–	3,167,192
Metals & Minerals: Miscellaneous	–	102,021	–	102,021
Retail	–	501,095	–	501,095
Services	–	2,805,148	–	2,805,148
Technology	–	2,136,598	–	2,136,598
Telecommunications	–	2,500,323	–	2,500,323
Utilities	–	783,979	992,857	1,776,836
Utilities: Miscellaneous	–	356,000	–	356,000
Foreign Bonds	–	612,353	–	612,353
Foreign Government Obligations	–	1,886,728	–	1,886,728
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	23,582,626	–	23,582,626
Government Sponsored Enterprises Pass-Throughs	–	39,394,991	–	39,394,991
Municipal Bonds	–	976,692	–	976,692
Non-Agency Commercial Mortgage-Backed Securities	–	199,307,879	–	199,307,879
U.S. Treasury Obligation	–	25,314,410	–	25,314,410
Commercial Paper	–	8,669,768	–	8,669,768
Repurchase Agreement	–	13,719,983	–	13,719,983
Total	$–	$855,181,524	$3,395,201	$858,576,725

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
CPI Swaps
Assets	$–	$10,670,083	$–	$10,670,083
Liabilities	–	(105,620,135)	–	(105,620,135)
Credit Default Swaps
Assets	–	–	–	–
Liabilities	–	(18,349)	–	(18,349)
Forward Foreign Currency Exchange Contracts
Assets	–	23,226	–	23,226
Liabilities	–	(5,733)	–	(5,733)
Futures Contracts
Assets	198,256	–	–	198,256
Liabilities	(96,221)	–	–	(96,221)
Total	$102,035	$(94,950,908)	$–	$(94,848,873)
(1)	Refer to Note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Convertible	Floating	Total Return
Investment Type	Bonds	Rate Loans	Swap
Balance as of December 1, 2014	$–	$2,183,103	$21,307
Accrued discounts/premiums	–	93	–
Realized gain (loss)	–	(590)	(5,642)
Change in unrealized appreciation/depreciation	(13,998)	(7,043)	–
Purchases	16,018	4,249,621	–
Sales	–	(2,226,329)	(15,665)
Net transfers in or out of Level 3	–	(805,488)	–
Balance as of May 31, 2015	$2,020	$3,393,181	$–

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.79%

ASSET-BACKED SECURITIES 14.61%

Automobiles 5.73%
Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$172,635	$172,888,687
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	110,180	110,570,478
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	8,239	8,238,911
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	3,998	3,997,737
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	21,586	21,584,821
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	16,424	16,467,877
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	19,125	19,271,650
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	42,900	42,951,459
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	28,196	29,020,944
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	28,476	29,360,422
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	68,134	69,843,959
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	28,652	28,966,026
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	20,010	20,181,846
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	57,000	56,988,600
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	47,375	47,405,273
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	21,044	21,147,047
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	33,646	33,738,698
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	10,950	10,956,784
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	42,000	42,020,265
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	37,630	37,687,254

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2014-4 A3	1.27%		1/15/2019	$48,645	$48,656,699
California Republic Auto Receivables Trust 2015-1 A2	0.88%		12/15/2017	24,585	24,605,049
California Republic Auto Receivables Trust 2015-1 A3	1.33%		4/15/2019	22,997	23,072,833
California Republic Auto Receivables Trust 2015-2 A4(a)	1.75%		1/15/2021	18,024	18,035,265
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%		10/20/2017	111,929	111,950,714
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%		9/20/2018	46,940	46,970,323
CarFinance Capital Auto Trust 2013-1A A†	1.65%		7/17/2017	200	200,311
CarMax Auto Owner Trust 2013-3 A3	0.97%		4/16/2018	3,875	3,884,609
CarMax Auto Owner Trust 2014-2 A3	0.98%		1/15/2019	81,625	81,719,563
CarMax Auto Owner Trust 2015-2 A2A	0.82%		6/15/2018	31,050	31,067,279
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%		4/16/2018	14,146	14,169,569
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%		5/15/2019	51,255	51,395,823
Drive Auto Receivables Trust 2015-BA B†	2.12%		6/17/2019	36,453	36,544,570
Fifth Third Auto Trust 2014-2 A3	0.89%		11/15/2018	68,250	68,297,195
Fifth Third Auto Trust 2014-3 A3	0.96%		3/15/2019	84,995	84,847,491
Ford Credit Auto Owner Trust 2014-B A3	0.90%		10/15/2018	51,445	51,538,784
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%		1/22/2018	57,260	57,315,943
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%		12/15/2022	28,920	28,917,108
Hyundai Auto Receivables Trust 2014-B A3	0.90%		12/17/2018	71,365	71,414,456
Nissan Auto Lease Trust 2014-A A3	0.80%		2/15/2017	42,340	42,377,640
Nissan Auto Receivables Owner Trust 2013-C A3	0.67%		8/15/2018	55,375	55,394,575
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%		11/20/2017	105,040	105,312,211
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	39,595	39,674,190
Santander Drive Auto Receivables Trust 2013-5 A3	0.82%		2/15/2018	30,047	30,059,621
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	71,215	71,183,274
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	33,835	33,976,701
Total					2,055,870,534

Credit Cards 2.35%
American Express Credit Account Master Trust 2012-3 B	0.686%	#	3/15/2018	17,000	17,000,306
American Express Credit Account Master Trust 2013-1 A	0.606%	#	2/16/2021	16,050	16,122,121
Bank of America Credit Card Trust 2014-A3 A	0.476%	#	1/15/2020	107,885	108,026,113
Barclays Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	36,500	36,510,786

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	$87,200	$87,676,679
Capital One Multi-Asset Execution Trust 2015-A3	0.595%	#	3/15/2023	122,949	123,112,153
Chase Issuance Trust 2013-A8	1.01%		10/15/2018	54,265	54,442,636
Chase Issuance Trust 2014-A3	0.386%	#	5/15/2018	10,500	10,503,108
Citibank Credit Card Issuance Trust 2013-A4	0.605%	#	7/24/2020	22,930	23,012,170
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	65,360	65,843,239
Discover Card Execution Note Trust 2011-A4	0.536%	#	5/15/2019	38,415	38,488,968
Discover Card Execution Note Trust 2012-B3	0.636%	#	5/15/2018	87,665	87,642,514
Synchrony Credit Card Master Note Trust 2011-2 A	0.666%	#	5/15/2019	106,150	106,350,783
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	15,560	15,589,626
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	45,475	45,545,714
World Financial Network Credit Card Master Trust 2014-A	0.566%	#	12/15/2019	7,550	7,556,304
Total					843,423,220

Home Equity 0.19%
Asset Backed Securities Corp. Home Equity Loan
Trust Series AEG 2006-HE1 A3	0.381%	#	1/25/2036	19,262	18,506,312
Asset Backed Securities Corp. Home Equity Loan
Trust Series NC 2006-HE4 A5	0.341%	#	5/25/2036	21,271	20,079,453
Home Equity Asset Trust 2006-7 2A2	0.291%	#	1/25/2037	9,130	9,092,137
Home Equity Asset Trust 2006-8 2A2	0.291%	#	3/25/2037	10,909	10,791,928
Option One Mortgage Loan Trust 2005-1 A4	0.981%	#	2/25/2035	11,369	11,179,935
Total					69,649,765

Other 6.34%
ALM XIV Ltd. 2014-14A A1†	1.686%	#	7/28/2026	9,500	9,483,344
AMAC CDO Funding I 2006-1A A1†	0.46%	#	11/23/2050	4,737	4,713,742
AMAC CDO Funding I 2006-1A A2†	0.485%	#	11/23/2050	17,908	17,460,568
AMAC CDO Funding I 2006-1A B†	0.565%	#	11/23/2050	12,500	11,968,762
Apidos CDO III Ltd. 2006-3A A2†	0.718%	#	6/12/2020	11,000	10,921,641
Apollo Credit Funding IV Ltd. 4A A1†	1.725%	#	4/15/2027	21,500	21,395,132
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.496%	#	4/16/2021	27,666	27,381,982
Ares XI CLO Ltd. 2007-11A A1B†	0.536%	#	10/11/2021	43,354	42,846,205
Avenue CLO VI Ltd. 2007-6A A2†	0.624%	#	7/17/2019	11,750	11,665,691
Avery Point IV CLO Ltd. 2014-1A A†	1.797%	#	4/25/2026	5,000	5,009,956
BlueMountain CLO Ltd. 2014-3A A1†	1.727%	#	10/15/2026	51,750	51,612,221

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Carlyle Global Market Strategies 2015-2A A1†	1.744%	#	4/27/2027	$44,050	$43,913,626
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.752%	#	10/15/2026	48,750	48,814,560
Cedar Funding IV CLO Ltd. 2014-4A A1†	1.744%	#	10/23/2026	55,940	55,940,420
Cent CDO Ltd. 2007-14A A2B†	0.583%	#	4/15/2021	15,000	14,452,140
Cent CDO XI Ltd. 2006-11A A1†	0.537%	#	4/25/2019	12,158	11,999,604
Cent CLO 2013-17A A1†	1.555%	#	1/30/2025	38,500	38,227,097
Cent CLO Ltd. 2013-19A A1A†	1.607%	#	10/29/2025	16,500	16,425,750
Cerberus Onshore II CLO LLC 2013-1A A1†	2.275%	#	10/15/2023	40,000	40,026,164
CIFC Funding II Ltd. 2014-2A A1L†	1.762%	#	5/24/2026	72,650	72,679,627
CIT Mortgage Loan Trust 2007-1 2A2†	1.435%	#	10/25/2037	1,062	1,064,241
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	36,108	36,100,778
Cornerstone CLO Ltd. 2007-1A A1S†	0.473%	#	7/15/2021	19,841	19,693,326
Crown Point CLO Ltd. 2012-1A A1LB†	1.775%	#	11/21/2022	4,732	4,740,345
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.525%	#	7/17/2023	63,300	62,949,394
Dryden XXIV Senior Loan Fund 2012-24RA BR†	2.179%	#	11/15/2023	9,350	9,356,767
FBR Securitization Trust 2005-4 AV24	0.881%	#	10/25/2035	19,128	17,013,876
Fore CLO Ltd. 2007-1A A2†	0.725%	#	7/20/2019	9,775	9,716,021
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.775%	#	10/19/2025	26,695	26,610,743
Fortress Credit BSL Ltd. 2013-1A A†	1.455%	#	1/19/2025	46,720	45,975,260
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.57%	#	12/20/2020	6,000	5,981,750
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733%	#	10/15/2026	47,125	46,977,560
Gleneagles CLO Ltd. 2005-1A B†	0.828%	#	11/1/2017	29,100	28,893,201
GMF Floorplan Owner Revolving Trust 2015-1 A1†	1.65%		5/15/2020	53,067	53,163,025
Gramercy Real Estate CDO Ltd. 2007-1A A1†	0.554%	#	8/15/2056	28,505	26,936,998
Grayson CLO Ltd. 2006-1A A1A†	0.523%	#	11/1/2021	20,671	20,411,469
Harch CLO III Ltd. 2007-1A B†	0.679%	#	4/17/2020	8,250	8,179,622
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	19,055	18,962,478
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	49,555	49,313,989
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	78,141	78,143,774
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	51,180	51,137,239
HLSS Servicer Advance Receivables Trust 2014-T2 AT2†	2.217%		1/15/2047	30,000	30,063,645
ING Investment Management CLO II Ltd. 2006-2A A1R†	0.538%	#	8/1/2020	7,138	7,121,348
Jackson Mill CLO Ltd. 2015-1A A†	1.814%	#	4/15/2027	34,600	34,700,340

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Jasper CLO Ltd. 2005-1A A†	0.548%	#	8/1/2017	$2,132	$2,128,591
JFIN CLO Ltd. 2007-1A A2†	0.515%	#	7/20/2021	17,627	17,514,107
JFIN Revolver CLO Ltd. 2013-1A A†	1.525%	#	1/20/2021	24,381	24,403,980
JFIN Revolver CLO Ltd. 2014-2A A2†	1.576%	#	2/20/2022	34,900	34,747,312
JFIN Revolver CLO Ltd. 2015-3A A1†	1.775%	#	4/20/2023	46,820	46,788,598
JFIN Revolver CLO Ltd. 2015-4A A†	1.424%	#	4/22/2020	14,950	14,878,389
KKR Financial CLO Ltd. 2007-1A A†	0.624%	#	5/15/2021	28,121	27,995,264
KKR Financial CLO Ltd. 2007-1A B†	1.024%	#	5/15/2021	8,000	7,839,635
Landmark VII CDO Ltd. 2006-7A A3L†	1.025%	#	7/15/2018	9,500	9,440,783
Marathon CLO IV Ltd. 2012-4A A1†	1.666%	#	5/20/2023	18,280	18,270,487
Meritage Mortgage Loan Trust 2004-2 M3	1.156%	#	1/25/2035	8,833	8,389,812
Morgan Stanley Capital I, Inc. 2006-HE1 A3	0.361%	#	1/25/2036	1,411	1,409,828
Mountain View CLO Ltd. 2015-9A A1A†(a)	1.739%	#	7/15/2027	21,000	20,951,700
MT Wilson CLO II Ltd. 2007-2A A2†	0.592%	#	7/11/2020	7,287	7,239,075
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	39,750	39,585,554
Nomura CRE CDO Ltd. 2007-2A A2†	0.561%	#	5/21/2042	12,122	11,758,018
NorthStar Real Estate CDO VIII Ltd. 2006-8A A1†	0.47%	#	2/1/2041	14,342	14,083,621
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.54%	#	2/1/2041	11,000	10,329,000
Northwoods Capital XI Ltd. 2014-11A A†	1.875%	#	4/15/2025	23,200	23,233,911
NZCG Funding Ltd. 2015-2A A1†	1.812%	#	4/27/2027	20,080	20,034,888
Oaktree CLO Ltd. 2014-2A A1A†	1.805%	#	10/20/2026	44,975	44,940,432
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773%	#	4/15/2026	50,408	50,509,512
Octagon Loan Funding Ltd. 2014-1A A1†	1.726%	#	11/18/2026	15,325	15,310,446
OHA Loan Funding Ltd. 2015-1A A†	1.769%	#	2/15/2027	27,650	27,555,025
OHA Park Avenue CLO I Ltd. 2007-1A A1B†	0.501%	#	3/14/2022	15,100	14,956,812
OZLM VIII Ltd. 2014-8A A1A†	1.714%	#	10/17/2026	68,415	68,319,671
Race Point III CLO Ltd. 2006-3 A (Ireland)†(b)	0.535%	#	4/15/2020	5,409	5,396,663
SLM Private Education Loan Trust 2010-A 2A†	3.436%	#	5/16/2044	45,792	48,439,291
SLM Private Education Loan Trust 2012-A A1†	1.586%	#	8/15/2025	10,441	10,534,215
SLM Private Education Loan Trust 2012-E A1†	0.936%	#	10/16/2023	15,685	15,724,483
SLM Private Education Loan Trust 2013-B A1†	0.836%	#	7/15/2022	34,841	34,903,014
SLM Student Loan Trust 2011-1 A1	0.705%	#	3/25/2026	18,720	18,802,764
Stone Tower CLO V Ltd. 2006-5A A2B†	0.606%	#	7/16/2020	40,500	39,954,028
Stone Tower CLO VI Ltd. 2007-6A A2A†	0.494%	#	4/17/2021	14,042	13,952,142
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.594%	#	4/17/2021	4,411	4,320,829
Treman Park CLO LLC 2015-1A A†	1.761%	#	4/20/2027	30,000	29,966,061
Venture XI CLO Ltd. 2012-11AR BR†	2.225%	#	11/14/2022	17,500	17,500,000

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Venture XVII CLO Ltd. 2014-17A A†	1.755%	#	7/15/2026		$31,000	$30,921,176
Venture XVIII CLO Ltd. 2014-18A A†	1.703%	#	10/15/2026		45,250	45,066,828
Voya CLO Ltd. 2012-3AR AR†	1.615%	#	10/15/2022		32,328	32,328,000
Voya CLO Ltd. 2015-1A A1†	1.755%	#	4/18/2027		20,525	20,348,713
Westchester CLO Ltd. 2007-1A A1A†	0.503%	#	8/1/2022		27,299	27,102,023
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026		11,544	11,487,126
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026		9,296	9,309,016
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027		9,619	9,634,616
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027		16,948	16,958,573
Total						2,275,409,433
Total Asset-Backed Securities (cost $5,228,042,103)						5,244,352,952

CONVERTIBLE BONDS 0.00%

Oil
Oleo e Gas Participacoes SA (Brazil)(c)(d)	10.00%		6/1/2016	BRL	395	156,489
Oleo e Gas Participacoes SA (Brazil)(c)(d)	10.00%		6/1/2016	BRL	313	123,980
Total Convertible Bonds (cost $2,223,888)						280,469

CORPORATE BONDS 42.74%

Aerospace/Defense 0.09%
BAE Systems plc (United Kingdom)†(b)	3.50%		10/11/2016		$1,250	1,288,476
Exelis, Inc.	4.25%		10/1/2016		27,693	28,655,360
Litton Industries, Inc.	6.75%		4/15/2018		2,750	3,117,243
Total						33,061,079

Air Transportation 0.03%
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022		5,916	6,167,073
US Airways 2012-1 Class C Pass-Through Trust	9.125%		10/1/2015		5,916	6,034,659
Total						12,201,732

Auto Parts: Original Equipment 0.77%
Accuride Corp.	9.50%		8/1/2018		23,506	24,328,710
BorgWarner, Inc.	5.75%		11/1/2016		1,280	1,355,747
Continental Rubber of America Corp.†	4.50%		9/15/2019		133,690	137,820,754
Hertz Corp. (The)	7.50%		10/15/2018		51,623	53,558,862
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018		11,875	12,290,625
Schaeffler Holding Finance BV PIK (Netherlands)†(b)	6.875%		8/15/2018		46,144	48,105,120
Total						277,459,818

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive 0.77%
Ford Motor Credit Co. LLC	1.724%		12/6/2017	$30,000	$29,956,680
Ford Motor Credit Co. LLC	4.207%		4/15/2016	14,514	14,902,119
Ford Motor Credit Co. LLC	4.25%		2/3/2017	24,600	25,786,802
Ford Motor Credit Co. LLC	6.625%		8/15/2017	21,250	23,473,961
General Motors Co.	3.50%		10/2/2018	41,975	43,246,842
General Motors Financial Co., Inc.	2.40%		4/10/2018	57,933	57,968,629
General Motors Financial Co., Inc.	4.75%		8/15/2017	63,640	67,311,583
Kia Motors Corp. (South Korea)†(b)	3.625%		6/14/2016	13,600	13,919,124
Total					276,565,740

Banks: Money Center 0.96%
1Malaysia Sukuk Global Berhad (Malaysia)†(b)	3.928%		6/4/2015	13,575	13,576,398
Akbank TAS (Turkey)†(b)	3.875%		10/24/2017	7,850	7,967,750
Banco de Bogota SA (Colombia)†(b)	5.00%		1/15/2017	5,100	5,316,750
Banco Nacional de Costa Rica (Costa Rica)†(b)	4.875%		11/1/2018	6,000	6,135,000
Bank of America Corp.	5.25%		12/1/2015	16,304	16,683,410
Bank of America Corp.	5.42%		3/15/2017	95,402	101,636,807
Bank of America Corp.	5.49%		3/15/2019	48,802	54,000,633
Bank of America Corp.	5.75%		8/15/2016	52,602	55,253,983
BBVA Banco Continental SA (Peru)†(b)	2.25%		7/29/2016	12,655	12,749,913
Export-Import Bank of Korea (South Korea)(b)	1.027%	#	1/14/2017	11,250	11,302,650
Export-Import Bank of Korea (South Korea)(b)	1.121%	#	9/17/2016	6,100	6,128,487
Export-Import Bank of Korea (South Korea)(b)	3.75%		10/20/2016	6,675	6,920,800
Industrial & Commercial Bank of China Ltd.	2.351%		11/13/2017	24,500	24,727,311
Santander Bank NA	8.75%		5/30/2018	750	879,165
Wilmington Trust Corp.	8.50%		4/2/2018	10,931	12,751,667
Zions Bancorporation	5.50%		11/16/2015	7,651	7,766,354
Total					343,797,078

Banks: Regional 5.04%
ABN AMRO Bank NV (Netherlands)(b)	6.25%		9/13/2022	19,600	21,315,000
Associated Banc-Corp.	5.125%		3/28/2016	75,576	77,870,563
Banco de Credito e Inversiones (Chile)†(b)	3.00%		9/13/2017	12,800	13,095,450
Banco del Estado de Chile (Chile)†(b)	2.00%		11/9/2017	34,000	34,279,990
Banco do Brasil SA	3.875%		1/23/2017	14,800	15,198,120
Banco Santander Chile (Chile)†(b)	2.139%	#	6/7/2018	24,000	24,276,000
Bangkok Bank PCL (Hong Kong)†(b)	3.30%		10/3/2018	11,000	11,365,189
Bank of America Corp.	5.70%		5/2/2017	36,522	39,186,974
Bank of America Corp.	6.05%		5/16/2016	74,074	77,306,886
Bank of America Corp.	10.20%		7/15/2015	12,006	12,136,553

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Bank of America NA	5.30%		3/15/2017	$142,095	$151,290,394
Bank of America NA	6.10%		6/15/2017	36,802	40,014,410
Bank of Nova Scotia (The) (Canada)†(b)	2.15%		8/3/2016	14,450	14,697,601
CIT Group, Inc.	4.25%		8/15/2017	21,101	21,628,525
CIT Group, Inc.	5.00%		5/15/2017	4,912	5,105,042
Citigroup, Inc.	5.50%		2/15/2017	91,981	98,126,619
Citigroup, Inc.	6.125%		11/21/2017	29,980	33,168,763
Discover Bank	2.00%		2/21/2018	28,739	28,797,685
Discover Bank	8.70%		11/18/2019	23,473	28,748,533
Export-Import Bank of China (The) (China)†(b)	2.50%		7/31/2019	34,500	34,973,892
Fifth Third Bancorp	5.45%		1/15/2017	9,215	9,816,804
First Midwest Bancorp, Inc.	5.875%		11/22/2016	14,875	15,629,951
Goldman Sachs Group, Inc. (The)	2.282%	#	8/24/2016	3,350	3,386,656
Goldman Sachs Group, Inc. (The)	5.625%		1/15/2017	83,852	89,308,585
HBOS plc (United Kingdom)†(b)	6.75%		5/21/2018	131,524	147,250,456
Itau Unibanco Holding SA†	2.85%		5/26/2018	24,500	24,622,500
Korea Development Bank (The) (South Korea)(b)	0.901%	#	1/22/2017	23,100	23,098,822
Korea Exchange Bank (South Korea)†(b)	2.50%		6/12/2019	9,500	9,576,076
Lloyds Bank plc (United Kingdom)†(b)	6.50%		9/14/2020	45,250	53,159,926
Macquarie Bank Ltd. (Australia)†(b)	1.60%		10/27/2017	28,800	28,819,814
Macquarie Bank Ltd. (Australia)†(b)	5.00%		2/22/2017	6,055	6,434,273
Morgan Stanley	3.00%		8/30/2015	2,250	2,261,736
Morgan Stanley	3.00%		8/31/2015	3,622	3,667,275
Morgan Stanley	3.80%		4/29/2016	3,535	3,631,470
Morgan Stanley	6.625%		4/1/2018	32,286	36,544,782
National City Corp.	6.875%		5/15/2019	22,043	25,789,516
National Savings Bank (Sri Lanka)†(b)	8.875%		9/18/2018	15,100	16,406,150
PNC Funding Corp.	5.625%		2/1/2017	6,960	7,446,608
Popular, Inc.	7.00%		7/1/2019	7,515	7,731,056
Regions Bank	7.50%		5/15/2018	18,225	21,024,433
Regions Financial Corp.	2.00%		5/15/2018	3,667	3,670,432
Regions Financial Corp.	5.75%		6/15/2015	5,930	5,940,057
Royal Bank of Scotland Group plc (United Kingdom)(b)	2.55%		9/18/2015	19,987	20,081,399
Royal Bank of Scotland NV (Netherlands)(b)	4.65%		6/4/2018	12,068	12,731,704
Royal Bank of Scotland plc (The) (United Kingdom)(b)	4.375%		3/16/2016	33,523	34,398,956
Royal Bank of Scotland plc (The) (United Kingdom)(b)	9.50%		3/16/2022	74,270	83,147,642

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Santander Holdings USA, Inc.	3.00%		9/24/2015	$72,486	$72,830,961
Santander Holdings USA, Inc.	4.625%		4/19/2016	38,243	39,459,089
Standard Chartered Bank (United Kingdom)†(b)	6.40%		9/26/2017	39,371	43,259,122
Swedbank Hypotek AB (Sweden)†(b)	2.95%		3/28/2016	16,900	17,220,880
Synovus Financial Corp.	7.875%		2/15/2019	24,158	27,389,132
Turkiye Halk Bankasi AS (Turkey)†(b)	4.75%		6/4/2019	9,500	9,590,250
Turkiye Halk Bankasi AS (Turkey)†(b)	4.875%		7/19/2017	29,500	30,551,852
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	3.75%		4/15/2018	6,700	6,658,125
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	5.75%		4/24/2017	29,700	31,073,625
UBS AG	1.375%		6/1/2017	48,248	48,244,140
Valley National Bank	5.00%		7/15/2015	3,569	3,583,515
Total					1,808,019,959

Biotechnology Research & Production 0.00%
Laboratory Corp. of America Holdings	3.125%		5/15/2016	1,625	1,655,043

Broadcasting 0.10%
21st Century Fox America, Inc.	7.60%		10/11/2015	1,118	1,144,826
Cox Communications, Inc.†	5.875%		12/1/2016	18,960	20,229,998
Cox Communications, Inc.†	9.375%		1/15/2019	11,775	14,573,659
Total					35,948,483

Brokers 0.62%
Jefferies Group LLC	3.875%		11/9/2015	25,895	26,134,710
Jefferies Group LLC	5.125%		4/13/2018	20,290	21,634,172
Jefferies Group LLC	5.50%		3/15/2016	14,745	15,137,586
Jefferies Group LLC	8.50%		7/15/2019	101,583	122,105,407
Raymond James Financial, Inc.	8.60%		8/15/2019	29,206	35,977,586
Total					220,989,461

Building Materials 0.17%
Cemex SAB de CV (Mexico)†(b)	5.025%	#	10/15/2018	12,000	12,672,000
Martin Marietta Materials, Inc.	1.373%	#	6/30/2017	21,880	21,819,217
Martin Marietta Materials, Inc.	6.60%		4/15/2018	17,287	19,448,584
Owens Corning	6.50%		12/1/2016	221	236,164
Owens Corning	9.00%		6/15/2019	6,772	8,155,479
Total					62,331,444

Business Services 0.47%
Chicago Parking Meters LLC†	5.489%		12/30/2020	4,900	5,329,005
Expedia, Inc.	7.456%		8/15/2018	46,996	54,085,863

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
HPHT Finance 15 Ltd.†	2.25%	3/17/2018	$13,800	$13,863,425
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	60,998	62,522,950
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.†	9.50%	12/1/2019	5,574	5,999,017
Korea Expressway Corp. (South Korea)†(b)	1.625%	4/28/2017	4,800	4,805,218
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	19,595	20,133,862
Verisk Analytics, Inc.	4.875%	1/15/2019	1,571	1,692,203
Total				168,431,543

Cable Services 0.08%
Time Warner Cable, Inc.	8.25%	4/1/2019	8,989	10,658,195
Time Warner Cable, Inc.	8.75%	2/14/2019	15,501	18,510,488
Total				29,168,683

Chemicals 0.89%
Airgas, Inc.	2.95%	6/15/2016	2,325	2,372,018
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	1,717	1,741,661
LyondellBasell Industries NV	5.00%	4/15/2019	60,028	65,875,568
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	9,975	10,261,781
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	94,370	101,044,413
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	116,561	121,806,245
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	13,245	15,564,875
Total				318,666,561

Coal 0.22%
Korea Resources Corp. (South Korea)†(b)	2.25%	4/29/2020	23,500	23,457,254
Penn Virginia Corp.	7.25%	4/15/2019	23,761	21,384,900
Penn Virginia Corp.	8.50%	5/1/2020	34,123	32,416,850
Total				77,259,004

Communications Equipment 0.05%
Harris Corp.	1.999%	4/27/2018	9,672	9,703,705
Harris Corp.	2.70%	4/27/2020	9,672	9,709,295
Total				19,413,000

Computer Hardware 0.02%
DynCorp International, Inc.	10.375%	7/1/2017	7,397	5,880,615

Computer Service 0.08%
IGATE Corp.	4.75%	4/15/2019	27,346	28,713,300

Computer Software 0.76%
Aspect Software, Inc.	10.625%	5/15/2017	31,047	28,097,535

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Computer Software 0.76%
First Data Corp.†	7.375%		6/15/2019	$12,265	$12,786,263
First Data Corp.	11.75%		8/15/2021	26,155	29,980,169
First Data Corp.	12.625%		1/15/2021	54,905	64,444,744
Sophia LP/Sophia Finance, Inc.†	9.75%		1/15/2019	42,794	45,950,057
SRA International, Inc.	11.00%		10/1/2019	25,476	27,131,940
SunGard Data Systems, Inc.	6.625%		11/1/2019	22,989	24,080,977
SunGard Data Systems, Inc.	7.375%		11/15/2018	37,338	38,924,865
SunGard Data Systems, Inc.	7.625%		11/15/2020	1,365	1,448,606
Total					272,845,156

Consumer Products 0.21%
Avon Products, Inc.	3.125%		3/15/2016	34,015	34,185,075
Avon Products, Inc.	5.35%		3/15/2020	46,107	41,957,370
Total					76,142,445

Containers 0.30%
Coveris Holdings SA (Luxembourg)†(b)	7.875%		11/1/2019	2,915	2,995,162
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	7.125%		4/15/2019	7,415	7,683,794
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%		5/15/2018	87,880	89,747,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%		4/15/2019	6,342	6,627,390
Total					107,053,796

Copper 0.01%
Southern Copper Corp. (Mexico)(b)	6.375%		7/27/2015	4,400	4,429,040

Data Product, Equipment & Communications 0.05%
Fidelity National Information Services, Inc.	5.00%		3/15/2022	17,229	18,195,771

Diversified 0.22%
Alphabet Holding Co., Inc. PIK	7.75%		11/1/2017	76,838	77,894,523

Drugs 1.91%
AbbVie, Inc.	1.80%		5/14/2018	28,946	29,002,184
AbbVie, Inc.	2.50%		5/14/2020	33,385	33,416,883
Actavis Funding SCS (Luxembourg)(b)	1.348%	#	3/12/2018	2,245	2,270,474
Actavis Funding SCS (Luxembourg)(b)	2.35%		3/12/2018	77,184	77,998,214
Capsugel SA PIK (Luxembourg)†(b)	7.00%		5/15/2019	74,031	75,835,506
Express Scripts Holding Co.	2.65%		2/15/2017	9,450	9,671,262
Hospira, Inc.	6.05%		3/30/2017	32,670	35,367,399

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Drugs (continued)
McKesson Corp.	7.50%	2/15/2019	$1,322	$1,574,059
Mylan, Inc.	1.35%	11/29/2016	16,412	16,406,420
Mylan, Inc.	1.80%	6/24/2016	53,985	54,265,128
Mylan, Inc.†	7.875%	7/15/2020	164,678	172,509,427
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	29,751	31,907,947
Perrigo Co. plc (Ireland)(b)	1.30%	11/8/2016	31,393	31,382,672
Perrigo Co. plc (Ireland)(b)	2.30%	11/8/2018	47,197	47,496,559
Valeant Pharmaceuticals International, Inc.†	5.375%	3/15/2020	27,990	29,249,550
Valeant Pharmaceuticals International, Inc.†	6.75%	8/15/2018	2,000	2,117,500
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	34,353	36,027,709
Total				686,498,893

Electric: Power 0.91%
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	11,296	12,103,754
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	8,916	10,905,347
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	42,831	43,276,914
Entergy Corp.	3.625%	9/15/2015	26,205	26,387,832
Entergy Corp.	4.70%	1/15/2017	54,297	56,669,345
Exelon Generation Co. LLC	2.95%	1/15/2020	33,119	33,619,726
Metropolitan Edison Co.	7.70%	1/15/2019	10,431	12,354,831
Pennsylvania Electric Co.	6.05%	9/1/2017	2,074	2,273,083
Pepco Holdings, Inc.	2.70%	10/1/2015	24,672	24,773,920
PPL WEM Holdings Ltd. (United Kingdom)†(b)	3.90%	5/1/2016	84,113	86,192,357
Red Oak Power LLC	8.54%	11/30/2019	16,982	18,170,286
Total				326,727,395

Electronics 0.16%
Jabil Circuit, Inc.	7.75%	7/15/2016	27,319	29,299,628
Jabil Circuit, Inc.	8.25%	3/15/2018	23,485	27,154,531
Total				56,454,159

Electronics: Semi-Conductors/Components 0.29%
Freescale Semiconductor, Inc.	10.75%	8/1/2020	9,700	10,391,125
KLA-Tencor Corp.	2.375%	11/1/2017	33,975	34,431,182
KLA-Tencor Corp.	3.375%	11/1/2019	58,284	60,159,638
Total				104,981,945

Energy Equipment & Services 0.88%
Cameron International Corp.	1.15%	12/15/2016	1,000	995,419
Cameron International Corp.	1.40%	6/15/2017	7,780	7,733,055

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy Equipment & Services (continued)
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	$112,945	$119,892,925
Energy Transfer Partners LP	9.00%	4/15/2019	92,653	113,850,802
Energy Transfer Partners LP	9.70%	3/15/2019	51,882	64,339,854
Greenko Dutch BV (Netherlands)†(b)	8.00%	8/1/2019	9,600	9,288,000
Total				316,100,055

Engineering & Contracting Services 0.06%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	24,293	21,924,433

Entertainment 0.86%
CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	70,617	74,412,664
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	53,420	55,590,187
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	61,747	62,325,878
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	15,212	16,067,675
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	29,486	31,107,730
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	21,932	23,796,220
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	11,013	11,949,105
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	22,950	25,818,750
WMG Holdings Corp.	13.75%	10/1/2019	6,022	6,609,145
WMG Holdings Corp.†	13.75%	10/1/2019	1,400	1,536,500
Total				309,213,854

Financial Services 3.29%
Air Lease Corp.	4.50%	1/15/2016	28,727	29,337,449
Air Lease Corp.	5.625%	4/1/2017	253,109	270,826,630
Alfa Bank OJSC Via Alfa Bond Issuance plc (Ireland)†(b)	7.875%	9/25/2017	10,000	10,515,500
Alliance Data Systems Corp.†	6.375%	4/1/2020	21,227	22,208,749
Banco Bradesco SA†	4.50%	1/12/2017	9,100	9,495,850
Banco de Credito del Peru (Peru)†(b)	2.75%	1/9/2018	10,593	10,725,412
Bank of America Corp.	7.75%	8/15/2015	11,535	11,688,485
Bank of America Corp.	7.80%	9/15/2016	62,259	67,242,086
Countrywide Financial Corp.	6.25%	5/15/2016	19,602	20,486,893
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	173,876	184,960,595
Discover Financial Services	6.45%	6/12/2017	12,204	13,363,771
Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	17,830	18,008,746
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	34,357	35,225,304
Fidelity National Financial, Inc.	6.60%	5/15/2017	31,706	34,498,379

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Financial Services (continued)
Graton Economic Development Authority†	9.625%		9/1/2019	$29,015	$31,698,887
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%		10/1/2017	8,823	9,242,093
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%		12/1/2020	12,475	10,853,250
Lloyds Bank plc (United Kingdom)(b)	9.875%		12/16/2021	30,111	33,736,364
Macquarie Group Ltd. (Australia)†(b)	6.00%		1/14/2020	21,622	24,587,263
Macquarie Group Ltd. (Australia)†(b)	7.625%		8/13/2019	6,526	7,800,032
MU Finance plc (United Kingdom)†(b)	8.375%		2/1/2017	61,991	63,618,113
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%		5/1/2019	49,100	52,475,625
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%		3/15/2022	11,374	12,269,702
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%		9/1/2018	39,853	43,066,148
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	19,360	20,203,432
Utility Contract Funding LLC†	7.944%		10/1/2016	13,380	14,067,236
Western Union Co. (The)	1.281%	#	8/21/2015	28,950	28,985,232
Western Union Co. (The)	2.875%		12/10/2017	45,708	46,994,863
Western Union Co. (The)	3.35%		5/22/2019	24,500	25,212,705
Western Union Co. (The)	5.93%		10/1/2016	15,293	16,175,146
Total					1,179,569,940

Financial: Miscellaneous 0.30%
Kayne Anderson MLP Investment Co.	1.519%	#	8/19/2016	92,550	92,517,607
NASDAQ OMX Group, Inc. (The)	5.25%		1/16/2018	12,744	13,851,110
Total					106,368,717

Food 1.03%
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%		3/15/2018	14,010	14,500,350
Bumble Bee Holdings, Inc.†	9.00%		12/15/2017	2,725	2,868,063
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(b)	9.875%		2/1/2020	8,777	9,281,678
H.J. Heinz Co.	4.25%		10/15/2020	9,527	9,759,221
JBS USA LLC/JBS USA Finance, Inc. †	7.25%		6/1/2021	40,097	42,562,965
Minerva Luxembourg SA (Luxembourg)†(b)	12.25%		2/10/2022	4,820	5,326,100
Southern States Cooperative, Inc.†	10.00%		8/15/2021	8,514	8,045,730
Tesco plc (United Kingdom)†(b)	2.70%		1/5/2017	800	807,541
Tesco plc (United Kingdom)†(b)	5.50%		11/15/2017	106,915	114,481,802
Tesco plc (United Kingdom)(b)	5.50%		11/15/2017	676	726,465
US Foods, Inc.	8.50%		6/30/2019	129,787	135,951,882
Want Want China Finance Ltd. (China)†(b)	1.875%		5/14/2018	24,300	24,068,227
Total					368,380,024

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gaming 0.46%
CCM Merger, Inc.†	9.125%	5/1/2019	$33,441	$36,450,690
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	60,294	60,670,837
MTR Gaming Group, Inc.	11.50%	8/1/2019	2,177	2,334,833
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	37,920	40,432,200
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	25,877	27,106,157
Total				166,994,717

Health Care 0.18%
Zoetis, Inc.	1.15%	2/1/2016	32,320	32,356,425
Zoetis, Inc.	1.875%	2/1/2018	32,646	32,669,276
Total				65,025,701

Health Care Products 1.70%
Biomet, Inc.	6.50%	8/1/2020	54,624	57,833,160
Biomet, Inc.	6.50%	10/1/2020	74,611	78,457,197
Boston Scientific Corp.	2.65%	10/1/2018	963	980,638
Boston Scientific Corp.	2.85%	5/15/2020	19,344	19,433,427
Boston Scientific Corp.	5.125%	1/12/2017	7,800	8,240,201
Boston Scientific Corp.	6.00%	1/15/2020	19,745	22,635,194
Boston Scientific Corp.	6.40%	6/15/2016	16,696	17,655,619
Forest Laboratories, Inc.†	4.375%	2/1/2019	175,131	187,089,645
Hologic, Inc.	6.25%	8/1/2020	12,741	13,234,714
Immucor, Inc.	11.125%	8/15/2019	46,364	49,493,570
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	40,791	44,666,145
Life Technologies Corp.	3.50%	1/15/2016	5,125	5,206,390
Life Technologies Corp.	6.00%	3/1/2020	5,848	6,717,375
Mallinckrodt International Finance SA/Mallinckrodt
CB LLC (Luxembourg)†(b)	4.875%	4/15/2020	15,737	16,169,768
Quest Diagnostics, Inc.	2.50%	3/30/2020	8,865	8,898,705
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	38,740	39,051,508
Zimmer Holdings, Inc.	2.70%	4/1/2020	34,565	34,849,989
Total				610,613,245

Health Care Services 1.22%
Capella Healthcare, Inc.	9.25%	7/1/2017	22,035	22,696,050
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	9,185	9,782,025
Emdeon, Inc.	11.00%	12/31/2019	25,049	27,522,589
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	59,776	62,652,720
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	218,025	229,198,781
Senior Housing Properties Trust	3.25%	5/1/2019	15,331	15,562,023

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care Services (continued)
Senior Housing Properties Trust	4.30%	1/15/2016	$19,315	$19,538,397
Senior Housing Properties Trust	6.75%	4/15/2020	43,603	49,420,948
Total				436,373,533

Hospital Management 0.04%
United Surgical Partners International, Inc.	9.00%	4/1/2020	2,965	3,191,081
Universal Health Services, Inc.†	3.75%	8/1/2019	11,628	11,904,165
Total				15,095,246

Hospital Supplies 0.03%
Becton, Dickinson & Co.	6.375%	8/1/2019	8,635	10,051,658

Industrial Products 0.04%
PPL UK Distribution Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	14,085	15,430,568

Insurance 0.58%
CNO Financial Group, Inc.	4.50%	5/30/2020	8,040	8,326,023
CNO Financial Group, Inc.†	6.375%	10/1/2020	25,936	27,672,415
Kemper Corp.	6.00%	5/15/2017	14,250	15,248,711
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	8,308	8,855,439
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	37,356	38,109,657
UnumProvident Finance Co. plc (United Kingdom)†(b)	6.85%	11/15/2015	6,628	6,803,066
Willis Group Holdings plc (United Kingdom)(b)	4.125%	3/15/2016	52,766	53,975,080
Willis North America, Inc.	6.20%	3/28/2017	46,561	49,874,095
Total				208,864,486

Investment Management Companies 0.26%
Grupo Aval Ltd.†	5.25%	2/1/2017	8,000	8,392,000
Lazard Group LLC	6.85%	6/15/2017	17,040	18,697,583
Leucadia National Corp.	8.125%	9/15/2015	65,101	66,362,332
Total				93,451,915

Leasing 0.61%
Aviation Capital Group Corp.†	3.875%	9/27/2016	42,635	43,666,213
Aviation Capital Group Corp.†	4.625%	1/31/2018	45,897	47,900,037
Aviation Capital Group Corp.†	7.125%	10/15/2020	11,892	13,942,074
International Lease Finance Corp.	5.875%	4/1/2019	4,824	5,287,586
International Lease Finance Corp.	6.25%	5/15/2019	38,740	43,098,250
International Lease Finance Corp.†	7.125%	9/1/2018	54,980	61,989,950
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	1,435	1,467,072
Total				217,351,182

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Leisure 0.10%
Central Garden & Pet Co.	8.25%		3/1/2018	$35,887	$36,855,949

Lodging 1.44%
Eldorado Resorts LLC/Eldorado Capital Corp.†	8.625%		6/15/2019	19,185	20,216,194
Host Hotels & Resorts LP	5.875%		6/15/2019	171,131	176,407,311
Host Hotels & Resorts LP	6.00%		11/1/2020	217,543	228,637,693
Hyatt Hotels Corp.†	6.875%		8/15/2019	5,035	5,860,352
Marina District Finance Co., Inc.	9.875%		8/15/2018	42,275	44,018,844
Studio City Finance Ltd. (Hong Kong)†(b)	8.50%		12/1/2020	40,436	41,042,540
Total					516,182,934

Machinery: Agricultural 0.37%
Lorillard Tobacco Co.	6.875%		5/1/2020	65,779	77,387,809
Lorillard Tobacco Co.	8.125%		6/23/2019	44,486	54,013,300
Total					131,401,109

Machinery: Industrial/Specialty 0.03%
Cleaver-Brooks, Inc.†	8.75%		12/15/2019	10,750	10,884,375

Machinery: Oil Well Equipment & Services 0.06%
National Oilwell Varco, Inc.	6.125%		8/15/2015	20,320	20,334,854

Media 0.21%
Harron Communications LP/Harron Finance Corp.†	9.125%		4/1/2020	15,783	17,164,012
Sirius XM Radio, Inc.†	5.25%		8/15/2022	14,262	15,099,893
Videotron Ltd. (Canada)(b)	9.125%		4/15/2018	1,476	1,505,520
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%		7/15/2019	38,433	41,171,351
Total					74,940,776

Merchandising 0.06%
Kemet Corp.	10.50%		5/1/2018	21,141	21,563,820

Metal Fabricating 0.15%
Edgen Murray Corp.†	8.75%		11/1/2020	32,939	35,903,510
Glencore Canada Corp. (Canada)(b)	5.50%		6/15/2017	7,605	8,108,664
Glencore Canada Corp. (Canada)(b)	6.00%		10/15/2015	11,061	11,254,999
Total					55,267,173

Metals & Minerals: Miscellaneous 0.85%
Anglo American Capital plc (United Kingdom)†(b)	1.225%	#	4/15/2016	11,250	11,246,884
AngloGold Ashanti Holdings plc (Isle Of Man)(b)	8.50%		7/30/2020	6,361	6,969,811

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Metals & Minerals: Miscellaneous (continued)
Barrick Gold Corp. (Canada)(b)	2.90%		5/30/2016	$3,258	$3,293,366
Barrick International Barbados Corp. (Barbados)†(b)	5.75%		10/15/2016	1,693	1,792,240
Glencore Finance Canada Ltd. (Canada)†(b)	2.05%		10/23/2015	72,601	72,840,148
Glencore Finance Canada Ltd. (Canada)†(b)	3.60%		1/15/2017	49,100	50,638,008
KGHM International Ltd. (Canada)†(b)	7.75%		6/15/2019	30,708	32,005,413
Kinross Gold Corp. (Canada)(b)	3.625%		9/1/2016	77,837	78,099,389
New Gold, Inc. (Canada)†(b)	7.00%		4/15/2020	44,894	47,026,465
Total					303,911,724

Miscellaneous 0.07%
Majapahit Holding BV (Netherlands)†(b)	7.75%		10/17/2016	13,835	14,941,800
NextEra Energy Capital Holdings, Inc.	7.875%		12/15/2015	11,250	11,644,976
Total					26,586,776

Natural Gas 0.31%
Bill Barrett Corp.	7.625%		10/1/2019	3,169	3,042,240
Kinder Morgan, Inc.	7.00%		6/15/2017	44,646	48,928,043
Kinder Morgan, Inc.	7.25%		6/1/2018	42,923	48,574,843
SourceGas LLC†	5.90%		4/1/2017	3,180	3,381,962
Southern Star Central Gas Pipeline, Inc.†	6.00%		6/1/2016	2,965	3,080,510
Tennessee Gas Pipeline Co. LLC	7.50%		4/1/2017	4,425	4,864,274
Total					111,871,872

Oil 2.25%
Afren plc (United Kingdom)†(b)(c)	6.625%		12/9/2020	8,300	3,693,500
Afren plc (United Kingdom)†(b)(c)	10.25%		4/8/2019	11,300	5,028,500
Afren plc (United Kingdom)†(b)(c)	11.50%		2/1/2016	17,250	7,935,000
Antero Resources Corp.	6.00%		12/1/2020	10,297	10,605,910
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%		5/15/2019	28,636	31,486,027
Chaparral Energy, Inc.	8.25%		9/1/2021	18,815	15,334,225
Chaparral Energy, Inc.	9.875%		10/1/2020	31,305	27,157,087
CNPC General Capital Ltd. (China)†(b)	1.175%	#	5/14/2017	27,800	27,847,399
CNPC General Capital Ltd. (China)†(b)	1.45%		4/16/2016	16,600	16,623,788
CNPC General Capital Ltd. (China)†(b)	2.75%		4/19/2017	9,800	9,996,931
Concho Resources, Inc.	6.50%		1/15/2022	2,464	2,599,520
Continental Resources, Inc.	7.125%		4/1/2021	103,099	109,800,435
Continental Resources, Inc.	7.375%		10/1/2020	85,836	90,288,742
DCP Midstream LLC†	9.75%		3/15/2019	35,977	42,122,231
Delek & Avner Tamar Bond Ltd. (Israel)†(b)	2.803%		12/30/2016	10,000	10,050,000
Gulf South Pipeline Co. LP†	6.30%		8/15/2017	1,300	1,396,208

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil (continued)
Harvest Operations Corp. (Canada)†(b)	2.125%		5/14/2018	$4,800	$4,838,630
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%		4/15/2021	28,599	29,957,452
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%		2/15/2020	51,020	53,086,310
MEG Energy Corp. (Canada)†(b)	6.50%		3/15/2021	15,374	14,989,650
Noble Holding International Ltd.	3.45%		8/1/2015	20,199	20,258,284
Panhandle Eastern Pipeline Co. LP	7.00%		6/15/2018	9,427	10,724,542
Petroleos de Venezuela SA (Venezuela)(b)	5.25%		4/12/2017	3,250	1,769,625
Petroleos de Venezuela SA (Venezuela)†(b)	8.50%		11/2/2017	5,000	3,718,750
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.832%		9/30/2016	4,973	5,163,938
Rosetta Resources, Inc.	5.625%		5/1/2021	44,391	47,280,854
Rosneft Finance SA (Luxembourg)†(b)	7.875%		3/13/2018	10,100	10,657,722
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(b)	3.149%		3/6/2017	22,300	21,547,375
Seven Generations Energy Ltd. (Canada)†(b)	8.25%		5/15/2020	19,101	20,581,327
Sinopec Capital 2013 Ltd.†	1.25%		4/24/2016	9,600	9,603,744
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	19,500	19,793,651
Sinopec Group Overseas Development 2014 Ltd.†	1.051%	#	4/10/2017	37,800	37,766,812
Sinopec Group Overseas Development 2015 Ltd.†	2.50%		4/28/2020	14,500	14,437,317
Valero Energy Corp.	9.375%		3/15/2019	5,800	7,231,916
Whiting Canadian Holding Co. ULC	8.125%		12/1/2019	54,124	57,642,060
Woodside Finance Ltd. (Australia)†(b)	8.75%		3/1/2019	2,850	3,477,698
Total					806,493,160

Oil: Crude Producers 1.90%
Anadarko Petroleum Corp.	5.95%		9/15/2016	16,497	17,488,750
Anadarko Petroleum Corp.	6.375%		9/15/2017	2,081	2,299,734
Anadarko Petroleum Corp.	8.70%		3/15/2019	2,137	2,607,631
Cimarex Energy Co.	5.875%		5/1/2022	7,892	8,552,955
Columbia Pipeline Group, Inc.†	2.45%		6/1/2018	27,198	27,467,777
Columbia Pipeline Group, Inc.†	3.30%		6/1/2020	10,245	10,338,066
Enbridge Energy Partners LP	5.20%		3/15/2020	11,550	12,650,045
Enbridge Energy Partners LP	6.50%		4/15/2018	3,525	3,930,435
Enbridge Energy Partners LP	9.875%		3/1/2019	46,537	58,227,746
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%		6/1/2022	85,409	95,303,547
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	1,000	1,189,054
Gulfstream Natural Gas System LLC†	5.56%		11/1/2015	12,760	12,968,218
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%		5/15/2022	12,360	12,885,300
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%		10/1/2020	104,332	113,982,710

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil: Crude Producers 1.90%
Kinder Morgan Finance Co. LLC	5.70%		1/5/2016	$423	$434,889
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	41,157	44,603,899
OGX Austria GmbH (Austria)†(b)(c)	8.50%		6/1/2018	31,150	186,931
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	6.50%		5/15/2021	9,690	10,351,236
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.375%		6/1/2020	28,798	31,755,555
Range Resources Corp.	6.75%		8/1/2020	850	886,125
Sabine Pass LNG LP	6.50%		11/1/2020	31,200	32,994,000
Southern Natural Gas Co. LLC†	5.90%		4/1/2017	4,400	4,711,489
Southwestern Energy Co.	3.30%		1/23/2018	13,837	14,236,737
Sunoco Logistics Partners Operations LP	6.125%		5/15/2016	17,395	18,183,028
Sunoco, Inc.	5.75%		1/15/2017	12,908	13,644,827
W&T Offshore, Inc.	8.50%		6/15/2019	19,628	14,083,090
Williams Partners LP/ACMP Finance Corp.	4.875%		5/15/2023	37,253	38,090,485
Williams Partners LP/ACMP Finance Corp.	6.125%		7/15/2022	71,594	77,082,754
Total					681,137,013

Oil: Integrated Domestic 0.85%
Buckeye Partners LP	4.875%		2/1/2021	8,650	9,052,251
Buckeye Partners LP	6.05%		1/15/2018	8,670	9,440,468
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.50%		11/15/2020	30,822	32,748,375
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.625%		5/1/2021	59,641	62,772,153
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%		2/1/2022	29,347	31,327,923
Kinder Morgan Energy Partners LP	4.10%		11/15/2015	10,915	11,064,121
Kinder Morgan Energy Partners LP	6.50%		4/1/2020	48,250	55,660,862
Korea National Oil Corp. (South Korea)†(b)	2.75%		1/23/2019	10,000	10,219,650
Korea National Oil Corp. (South Korea)†(b)	2.875%		11/9/2015	30,455	30,754,220
Rowan Cos., Inc.	7.875%		8/1/2019	30,676	34,631,394
Texas Gas Transmission LLC	4.60%		6/1/2015	17,542	17,542,000
Total					305,213,417

Oil: Integrated International 0.91%
Petrobras Global Finance BV (Netherlands)(b)	1.896%	#	5/20/2016	24,300	23,940,117
Petrobras Global Finance BV (Netherlands)(b)	2.415%	#	1/15/2019	45,740	43,167,125
Petrobras Global Finance BV (Netherlands)(b)	2.631%	#	3/17/2017	74,878	73,391,672
Petrobras Global Finance BV (Netherlands)(b)	3.50%		2/6/2017	3,955	3,948,277
Petrobras Global Finance BV (Netherlands)(b)	3.875%		1/27/2016	14,450	14,525,862
Petroleos Mexicanos (Mexico)(b)	2.295%	#	7/18/2018	14,600	15,001,500
Transocean, Inc.	6.375%		12/15/2021	33,218	31,349,487

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Integrated International (continued)
Weatherford International Ltd.	9.625%	3/1/2019	$103,667	$122,091,010
Total				327,415,050

Paper & Forest Products 0.22%
Coveris Holding Corp.†	10.00%	6/1/2018	48,575	51,732,375
Mercer International, Inc. (Canada)(b)	7.00%	12/1/2019	26,900	28,514,000
Total				80,246,375

Production Technology Equipment 0.03%
CNOOC Finance 2013 Ltd. (Hong Kong)(b)	1.75%	5/9/2018	9,700	9,695,257

Radio & TV Broadcasters 0.00%
Sky plc (United Kingdom)†(b)	9.50%	11/15/2018	1,389	1,716,387

Real Estate Investment Trusts 1.71%
American Tower Corp.	2.80%	6/1/2020	51,635	51,408,839
American Tower Corp.	7.25%	5/15/2019	65,237	76,061,906
ARC Properties Operating Partnership LP	2.00%	2/6/2017	59,135	57,952,300
ARC Properties Operating Partnership LP	3.00%	2/6/2019	102,084	98,511,060
Boston Properties LP	5.625%	11/15/2020	781	905,355
DDR Corp.	7.50%	7/15/2018	1,880	2,177,911
DDR Corp.	9.625%	3/15/2016	7,531	8,030,870
Digital Realty Trust LP	5.875%	2/1/2020	77,543	88,093,888
EPR Properties	7.75%	7/15/2020	65,799	79,154,749
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	9,383	10,874,559
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	4,623	5,203,159
Hospitality Properties Trust	6.30%	6/15/2016	22,735	23,313,401
Hospitality Properties Trust	6.70%	1/15/2018	4,560	4,969,374
Iron Mountain, Inc.	8.375%	8/15/2021	17,334	18,088,029
Kilroy Realty LP	4.80%	7/15/2018	21,148	22,707,623
Kilroy Realty LP	6.625%	6/1/2020	5,775	6,767,289
Potlatch Corp.	6.95%	12/15/2015	1,500	1,541,250
Reckson Operating Partnership LP	6.00%	3/31/2016	6,716	6,983,968
SL Green Realty Corp.	5.00%	8/15/2018	11,525	12,386,298
SL Green Realty Corp.	7.75%	3/15/2020	30,966	37,236,646
UDR, Inc.	5.25%	1/15/2016	624	639,869
Total				613,008,343

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Restaurants 0.32%
Darden Restaurants, Inc.	6.45%		10/15/2017	$103,180	$113,604,792
Yum! Brands, Inc.	6.25%		4/15/2016	1,218	1,274,219
Total					114,879,011

Retail 0.76%
Academy Ltd./Academy Finance Corp.†	9.25%		8/1/2019	11,601	12,326,063
Checkers Drive-In Restaurants, Inc.†	11.00%		12/1/2017	4,273	4,641,546
Chinos Intermediate Holdings A, Inc. PIK†	7.75%		5/1/2019	71,738	61,874,025
DBP Holding Corp.†	7.75%		10/15/2020	16,625	14,588,438
Dollar General Corp.	4.125%		7/15/2017	24,574	25,763,824
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%		6/15/2018	45,084	45,647,550
Party City Holdings, Inc.	8.875%		8/1/2020	25,646	27,736,149
PETCO Holdings, Inc. PIK†	8.50%		10/15/2017	40,243	41,550,897
Tops Holding LLC/Tops Markets LLC	8.875%		12/15/2017	36,345	38,162,250
Total					272,290,742

Retail: Specialty 0.08%
Petco Animal Supplies, Inc.†	9.25%		12/1/2018	25,704	27,021,330

Security Services 0.08%
Smith & Wesson Holding Corp.†	5.00%		7/15/2018	2,100	2,044,875
Smith & Wesson Holding Corp.†	5.875%		6/15/2017	24,700	25,481,755
Total					27,526,630

Steel 0.47%
Allegheny Technologies, Inc.	9.375%		6/1/2019	70,680	84,285,900
Glencore Funding LLC†	1.445%	#	5/27/2016	27,700	27,786,562
Glencore Funding LLC†	1.635%	#	1/15/2019	4,400	4,350,078
Glencore Funding LLC†	1.70%		5/27/2016	36,440	36,545,020
Vale Overseas Ltd. (Brazil)(b)	6.25%		1/11/2016	14,390	14,832,205
Total					167,799,765

Technology 0.68%
Alibaba Group Holding Ltd. (China)†(b)	1.625%		11/28/2017	38,570	38,715,332
Alibaba Group Holding Ltd. (China)†(b)	2.50%		11/28/2019	63,412	63,293,737
Baidu, Inc. (China)(b)	2.25%		11/28/2017	18,800	19,012,966
Baidu, Inc. (China)(b)	2.75%		6/9/2019	14,800	14,970,925
Baidu, Inc. (China)(b)	3.25%		8/6/2018	14,500	15,027,264
Fiserv, Inc.	6.80%		11/20/2017	11,450	13,091,506
Tencent Holdings Ltd. (China)†(b)	2.00%		5/2/2017	14,800	14,883,368

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Technology (continued)
Tencent Holdings Ltd. (China)†(b)	3.375%		5/2/2019	$25,350	$26,167,740
Tencent Holdings Ltd. (China)†(b)	4.625%		12/12/2016	13,100	13,724,621
Viasystems, Inc.†	7.875%		5/1/2019	22,717	24,165,209
Total					243,052,668

Telecommunications 1.18%
Altice Financing SA (Luxembourg)†(b)	7.875%		12/15/2019	35,378	37,633,347
AT&T, Inc.	1.60%		2/15/2017	21,190	21,294,954
AT&T, Inc.	2.40%		8/15/2016	67,720	68,722,865
AT&T, Inc.	2.45%		6/30/2020	48,255	47,855,931
AT&T, Inc.	2.95%		5/15/2016	38,352	39,027,379
AT&T, Inc.	5.50%		2/1/2018	1,391	1,530,713
AT&T, Inc.	5.80%		2/15/2019	8,382	9,466,094
Block Communications, Inc.†	7.25%		2/1/2020	18,453	19,052,722
Consolidated Communications, Inc.	10.875%		6/1/2020	51,381	57,739,399
Embarq Corp.	7.082%		6/1/2016	7,899	8,326,289
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%		4/1/2019	49,565	50,989,994
Qwest Corp.	7.625%		6/15/2015	500	500,955
Sable International Finance Ltd.†	8.75%		2/1/2020	27,902	30,134,160
T-Mobile USA, Inc.	6.464%		4/28/2019	20,998	21,746,054
T-Mobile USA, Inc.	6.625%		11/15/2020	3,862	4,055,100
VimpelCom Holdings BV (Netherlands)†(b)	5.20%		2/13/2019	4,800	4,687,200
Total					422,763,156

Telephone-Long Distance 0.05%
America Movil SAB de CV (Mexico)(b)	1.268%	#	9/12/2016	19,400	19,462,352

Textiles Products 0.09%
Mohawk Industries, Inc.	6.125%		1/15/2016	14,595	15,044,453
Polymer Group, Inc.	7.75%		2/1/2019	18,281	19,035,091
Total					34,079,544

Tobacco 0.12%
Reynolds American, Inc.	6.75%		6/15/2017	16,321	17,974,023
Reynolds American, Inc.	7.75%		6/1/2018	20,319	23,558,824
Total					41,532,847

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Transportation: Miscellaneous 0.16%
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	$24,966	$25,121,838
Kazakhstan Temir Zholy Finance BV (Netherlands)(b)	7.00%	5/11/2016	12,700	13,222,224
Transnet SOC Ltd. (South Africa)†(b)	4.50%	2/10/2016	20,500	20,917,646
Total				59,261,708

Truckers 0.08%
Con-way, Inc.	7.25%	1/15/2018	26,332	29,517,830

Utilities 0.22%
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	55,120	56,526,663
Public Service Co. of New Mexico	7.95%	5/15/2018	19,955	23,360,520
Total				79,887,183

Utilities: Electrical 0.08%
Israel Electric Corp. Ltd. (Israel)†(b)	6.70%	2/10/2017	16,600	17,782,750
Jersey Central Power & Light Co.	5.625%	5/1/2016	8,750	9,082,220
Jersey Central Power & Light Co.	7.35%	2/1/2019	300	350,654
Total				27,215,624

Utilities: Miscellaneous 0.01%
MarkWest Energy Partners LP/MarkWest Energy
Finance Corp.	6.75%	11/1/2020	4,537	4,807,178

Wholesale 0.12%
Interline Brands, Inc. PIK	10.00%	11/15/2018	40,594	42,674,443
Total Corporate Bonds (cost $15,352,996,762)				15,340,093,315

FLOATING RATE LOANS(e) 5.16%

Aerospace/Defense 0.47%
Alliant Techsystems, Inc. Term Loan A	2.185%	11/1/2018	30,011	29,998,510
Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	26,903	27,014,660
Delos Finance S.A.R.L. Term Loan (Luxembourg)(b)	3.50%	3/6/2021	95,105	95,334,203
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	15,974	16,028,474
Total				168,375,847

Air Transportation 0.02%
Delta Air Lines, Inc. 2014 Term Loan B2	2.433%	4/18/2016	6,614	6,621,839

Banks: Money Center 0.07%
Ocwen Loan Servicing Initial Term Loan	5.00%	2/15/2018	24,060	23,915,822

Chemicals 0.04%
Celanese US Holdings LLC Dollar Term Loan C3	2.431%	10/31/2018	12,732	12,818,089

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Consumer Products 0.01%
Energizer SpinCo, Inc. Term Loan B	–(f)	5/20/2022	$5,000	$5,025,000

Energy Equipment & Services 0.05%
Fieldwood Energy LLC 2nd Lien Closing Date Term Loan	8.375%	9/30/2020	12,836	10,581,710
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	7,322	5,676,380
Total				16,258,090

Financial Services 0.20%
Hudson Pacific Properties, L.P. 5 Year Term Loan	1.48%	4/1/2020	12,501	12,501,000
Synchrony Financial Term Loan	2.081%	7/30/2019	60,928	60,838,848
Total				73,339,848

Food 0.15%
Aramark Corp. Term Loan E	3.25%	9/7/2019	49,206	49,400,657
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	4,203	4,270,841
Total				53,671,498

Gaming 0.69%
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	140,996	141,163,118
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	105,686	105,844,130
Total				247,007,248

Health Care 1.20%
Actavis, Inc. Term Loan A1	1.935%	10/31/2017	3,482	3,479,336
Amgen, Inc. Term Loan	1.275%	9/18/2018	39,095	39,062,675
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	1/2/2019	5,464	5,539,420
Becton, Dickinson & Co. Term Loan	1.25%	11/26/2021	17,500	17,500,000
Express Scripts Holding Co. 2 Year Term Loan	1.311%	4/28/2017	34,250	34,164,375
Express Scripts Holding Co. 5 Year Term Loan	1.436%	4/28/2020	33,750	33,665,625
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.653%	10/30/2017	47,020	47,137,439
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(b)	2.273%	8/7/2019	98,328	98,620,106
Mallinckrodt International Finance SA Incremental Term Loan B1 (Luxembourg)(b)	3.50%	3/19/2021	14,322	14,348,425
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(b)	3.25%	3/19/2021	63,242	63,270,319
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	7,415	7,470,612
Thermo Fisher Scientific, Inc. Committed Term Loan	1.649%	1/31/2017	52,824	52,834,936

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care (continued)
Warner Chilcott Corp. 3 Year Term Loan	1.685%	10/1/2016	$5,007	$5,004,337
Warner Chilcott Corp. 5 Year Term Loan A	1.81%	8/1/2018	10,283	10,276,875
Total				432,374,480

Health Care Products 0.11%
Biomet, Inc. Dollar Term Loan B2	3.685%	7/25/2017	40,639	40,651,126

Leisure 0.01%
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	2,955	2,919,289

Media 0.59%
AMC Networks, Inc. Term Loan A	1.93%	12/16/2019	134,636	133,626,090
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	40,175	39,976,765
CSC Holdings LLC Term Loan B	2.685%	4/17/2020	38,481	38,355,908
Total				211,958,763

Metals & Minerals: Miscellaneous 0.04%
American Rock Salt Co. LLC 2nd Lien Delayed Draw
Term Loan	8.00%	5/20/2022	13,770	14,048,292

Retail 0.06%
Staples, Inc. 1st Lien Term Loan	–(f)	4/23/2021	22,879	22,929,105

Services 0.35%
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	37,237	36,935,506
Kasima LLC Term Loan	3.25%	5/17/2021	72,109	72,109,288
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	16,517	16,413,348
Total				125,458,142

Technology 0.37%
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	74,707	74,885,071
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(b)	3.00%	10/14/2021	57,637	57,873,546
Total				132,758,617

Telecommunications 0.48%
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	122,814	123,552,627
American Tower Corp. Term Loan A	1.44%	1/3/2019	47,125	47,066,094
Total				170,618,721

Utilities 0.25%
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	25,515	25,578,424

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

			Principal
	Interest	Maturity	Amount			Fair
Investments	Rate	Date	(000)			Value
Utilities (continued)
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020		$15,299		$15,299,363
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018		9,218		9,160,727
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%	5/5/2016		22,533		22,685,148
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		17,016		17,186,061
Total						89,909,723
Total Floating Rate Loans (cost $1,848,015,669)						1,850,659,539

FOREIGN BONDS(d) 0.06%

France 0.03%
Europcar Groupe SA†	9.375%	4/15/2018	EUR	2,625		3,041,605
SMCP SAS†	8.875%	6/15/2020	EUR	6,469		7,744,699
Total						10,786,304

Luxembourg 0.00%
Findus Bondco SA†	9.125%	7/1/2018	EUR	800		926,965

United Kingdom 0.03%
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	9,176		10,266,964
Total Foreign Bonds (cost $25,250,681)						21,980,233

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.35%

Argentina 0.03%
City of Buenos Aires†	9.95%	3/1/2017		$8,100		8,424,000
Provincia de Neuquen†	7.875%	4/26/2021		2,405		2,441,430
Total						10,865,430

Brazil 0.02%
Federal Republic of Brazil	8.00%	1/15/2018		7,767		8,407,417

Dominican Republic 0.03%
Dominican Republic†	9.04%	1/23/2018		9,102		9,830,496

Gabon 0.00%
Republic of Gabon†	6.375%	12/12/2024		–	(g)	258

Ghana 0.05%
Republic of Ghana†	8.50%	10/4/2017		16,925		17,559,688

Iceland 0.06%
Republic of Iceland†	4.875%	6/16/2016		20,700		21,451,286

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Indonesia 0.05%
Perusahaan Penerbit SBSN†	4.00%		11/21/2018	$5,800	$6,097,250
Republic of Indonesia†	6.875%		1/17/2018	11,823	13,359,990
Total					19,457,240

Mongolia 0.02%
Republic of Mongolia†	4.125%		1/5/2018	5,800	5,582,500

Peru 0.05%
Republic of Peru	7.125%		3/30/2019	10,000	11,810,000
Republic of Peru	8.375%		5/3/2016	3,900	4,163,250
Total					15,973,250

Poland 0.04%
Republic of Poland	5.00%		10/19/2015	15,000	15,288,600
Total Foreign Government Obligations (cost $123,199,757)					124,416,165

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.12%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.535%	#	10/25/2030	47,674	50,947,345
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.161%	#	9/25/2044	4,165	4,347,787
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.027%	#	11/25/2044	6,835	7,206,154
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883%	#	1/25/2047	6,970	7,301,291
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.755%	#	2/25/2045	6,800	7,013,710
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741%	#	4/25/2045	30,375	31,869,982
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.741%	#	4/25/2045	8,343	8,602,884
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.819%	#	6/25/2047	11,400	11,896,071
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562%	#	8/25/2045	16,534	17,243,441
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.562%	#	8/25/2045	20,300	20,768,016
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.189%	#	3/25/2045	5,000	5,094,897
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.368%	#	5/25/2045	12,100	12,404,569
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165%	#	4/25/2046	34,895	35,434,285
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.009%	#	10/25/2047	37,094	37,607,937
Federal Home Loan Mortgage Corp. K503 X1 IO	0.627%	#	8/25/2019	299,945	5,844,573
Government National Mortgage Assoc. 2013-162 A	2.75%		9/16/2046	13,597	13,642,433
Government National Mortgage Assoc. 2013-171 IO	1.141%	#	6/16/2054	58,259	4,972,153
Government National Mortgage Assoc. 2013-193 IO	1.097%	#	1/16/2055	134,479	11,314,660
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	60,676	61,751,831
Government National Mortgage Assoc. 2014-112 A	3.00%	#	1/16/2048	26,653	27,588,388
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	21,341	21,635,663
Government National Mortgage Assoc. 2014-15 IO	1.059%	#	8/16/2054	73,614	5,661,542
Government National Mortgage Assoc. 2014-164 AK	2.90%	#	3/16/2055	19,566	20,212,095

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2014-172 A	3.05%	#	1/16/2049	$14,622	$15,136,937
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	48,040	48,894,513
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	18,064	18,282,364
Government National Mortgage Assoc. 2014-64 IO	1.308%	#	12/16/2054	75,095	6,764,015
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	8,905	9,029,982
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	14,884	14,977,644
Government National Mortgage Assoc. 2014-78 IO	0.933%	#	3/16/2056	79,470	5,841,906
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	46,053	46,985,006
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	46,300	47,369,402
Government National Mortgage Assoc. 2015-33 AS	2.90%	#	5/16/2054	49,310	50,443,940
Government National Mortgage Assoc. 2015-41 AD	2.90%	#	8/16/2055	46,057	47,126,730
Government National Mortgage Assoc. 2015-48 AS	2.90%	#	2/16/2049	17,977	18,320,942
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $751,768,475)					759,535,088

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.46%
Federal Home Loan Mortgage Corp.	2.158%	#	6/1/2043	52,015	53,230,086
Federal Home Loan Mortgage Corp.	2.197%	#	6/1/2038	9,972	10,588,521
Federal Home Loan Mortgage Corp.	2.237%	#	12/1/2037	12,240	13,034,842
Federal Home Loan Mortgage Corp.	2.255%	#	2/1/2038	11,854	12,600,894
Federal Home Loan Mortgage Corp.	2.265%	#	12/1/2035 – 11/1/2038	54,235	57,748,132
Federal Home Loan Mortgage Corp.	2.273%	#	4/1/2037	23,267	24,685,078
Federal Home Loan Mortgage Corp.	2.295%	#	7/1/2034	32,004	34,030,196
Federal Home Loan Mortgage Corp.	2.296%	#	12/1/2039	23,043	24,469,268
Federal Home Loan Mortgage Corp.	2.303%	#	9/1/2037	10,319	11,005,780
Federal Home Loan Mortgage Corp.	2.304%	#	12/1/2036	34,294	36,691,372
Federal Home Loan Mortgage Corp.	2.305%	#	10/1/2038	15,118	16,156,958
Federal Home Loan Mortgage Corp.	2.317%	#	2/1/2035	72,937	77,684,575
Federal Home Loan Mortgage Corp.	2.332%	#	3/1/2038	9,333	9,999,226
Federal Home Loan Mortgage Corp.	2.333%	#	5/1/2036	13,831	14,756,292
Federal Home Loan Mortgage Corp.	2.345%	#	5/1/2037	15,810	16,880,205
Federal Home Loan Mortgage Corp.	2.346%	#	10/1/2039	25,990	27,622,451
Federal Home Loan Mortgage Corp.	2.352%	#	6/1/2041	9,860	10,548,933
Federal Home Loan Mortgage Corp.	2.365%	#	6/1/2038	10,491	11,185,736
Federal Home Loan Mortgage Corp.	2.37%		10/1/2035	9,892	10,563,358
Federal Home Loan Mortgage Corp.	2.404%	#	9/1/2035	11,535	12,309,309
Federal Home Loan Mortgage Corp.	2.474%	#	9/1/2036	31,150	33,455,986
Federal Home Loan Mortgage Corp.	2.543%	#	2/1/2037	14,514	15,619,405

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.634%	#	12/1/2035	$11,566	$12,442,290
Federal Home Loan Mortgage Corp.	3.092%	#	10/1/2043	10,100	10,482,635
Federal Home Loan Mortgage Corp.	3.156%	#	11/1/2043	9,661	10,070,856
Federal Home Loan Mortgage Corp.	3.23%	#	12/1/2040	9,320	9,851,996
Federal Home Loan Mortgage Corp.	3.773%	#	12/1/2040	18,091	19,066,546
Federal National Mortgage Assoc.	1.921%	#	7/1/2035	40,800	42,998,798
Federal National Mortgage Assoc.	1.924%	#	6/1/2038	9,544	10,151,911
Federal National Mortgage Assoc.	2.023%	#	2/1/2036	19,251	20,471,587
Federal National Mortgage Assoc.	2.025%	#	12/1/2035	35,523	37,701,129
Federal National Mortgage Assoc.	2.026%	#	10/1/2035	34,884	37,085,309
Federal National Mortgage Assoc.	2.069%	#	1/1/2036	67,074	71,269,392
Federal National Mortgage Assoc.	2.121%	#	3/1/2039	15,639	16,607,993
Federal National Mortgage Assoc.	2.122%	#	8/1/2034	25,532	27,193,382
Federal National Mortgage Assoc.(h)	2.129%	#	11/1/2036	14,714	15,660,831
Federal National Mortgage Assoc.	2.194%	#	8/1/2037	19,231	20,498,023
Federal National Mortgage Assoc.	2.206%	#	3/1/2038	21,458	22,859,807
Federal National Mortgage Assoc.	2.209%	#	9/1/2036	13,558	14,378,431
Federal National Mortgage Assoc.	2.211%	#	4/1/2038 – 9/1/2038	40,621	43,210,889
Federal National Mortgage Assoc.	2.217%	#	4/1/2038	45,719	48,613,529
Federal National Mortgage Assoc.	2.222%	#	12/1/2036	13,514	14,375,220
Federal National Mortgage Assoc.	2.232%	#	1/1/2038	12,167	12,949,397
Federal National Mortgage Assoc.	2.238%	#	8/1/2038	12,633	13,440,495
Federal National Mortgage Assoc.	2.245%	#	11/1/2038	39,546	42,070,864
Federal National Mortgage Assoc.	2.306%	#	10/1/2036	23,480	24,985,568
Federal National Mortgage Assoc.	2.315%	#	7/1/2040	17,644	18,875,004
Federal National Mortgage Assoc.	2.346%	#	1/1/2038	11,675	12,493,651
Federal National Mortgage Assoc.	2.362%	#	11/1/2038	22,870	24,389,040
Federal National Mortgage Assoc.	2.378%	#	10/1/2036	14,558	15,550,935
Federal National Mortgage Assoc.	2.388%	#	3/1/2038	13,072	14,015,994
Federal National Mortgage Assoc.	2.489%	#	12/1/2038	11,167	11,972,417
Federal National Mortgage Assoc.	2.58%		11/1/2018	15,112	15,627,054
Federal National Mortgage Assoc.	2.898%	#	6/1/2042	25,062	25,993,307
Federal National Mortgage Assoc.	2.941%	#	5/1/2042	51,457	53,475,573
Federal National Mortgage Assoc.	3.324%	#	1/1/2041	42,648	45,208,598
Federal National Mortgage Assoc.	3.363%	#	12/1/2040	20,593	21,913,069
Federal National Mortgage Assoc.	3.412%	#	12/1/2040	37,672	40,162,513
Federal National Mortgage Assoc.	3.455%	#	10/1/2040	13,140	13,973,995
Federal National Mortgage Assoc.	3.473%	#	11/1/2040	58,352	62,333,244

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.704%	#	1/1/2042	$35,754	$37,654,699
Federal National Mortgage Assoc.	3.725%	#	1/1/2041	21,754	23,161,963
Federal National Mortgage Assoc.	3.981%	#	4/1/2040	15,566	16,670,155
Federal National Mortgage Assoc.	4.183%	#	7/1/2040	10,060	10,695,750
Federal National Mortgage Assoc.	5.50%		1/1/2035	2,169	2,466,125
Total Government Sponsored Enterprises Pass-Throughs (cost $1,591,797,346)					1,599,936,567

MUNICIPAL BONDS 0.31%

General Obligation 0.01%
IL State GO	4.35%		6/1/2018	3,765	3,887,325

Miscellaneous 0.07%
IL State GO	2.77%		4/1/2018	9,500	9,461,905
IL State GO	5.09%		4/1/2017	400	423,920
IL State GO	5.365%		3/1/2017	2,725	2,858,007
IL State GO	5.665%		3/1/2018	4,490	4,835,326
San Luis Opispo Cnty CA	7.45%		9/1/2019	6,450	7,682,144
Total					25,261,302

Nursing Home 0.18%
New Jersey Econ Dev Auth	Zero Coupon		2/15/2020	14,750	12,591,485
New Jersey Econ Dev Auth	1.096%		6/15/2016	10,560	10,538,669
New Jersey Econ Dev Auth	1.348%		3/1/2017	1,900	1,891,450
New Jersey Econ Dev Auth	1.802%		6/15/2017	2,450	2,438,117
New Jersey Econ Dev Auth	2.421%		6/15/2018	19,795	19,989,387
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	13,255	11,684,813
New Jersey Econ Dev Auth (NPFGC)	Zero Coupon		2/15/2017	4,900	4,769,023
Total					63,902,944

Power 0.02%
Guam Pwr Auth	7.50%		10/1/2015	9,040	9,048,136

Transportation 0.03%
New Jersey Transp Tr Fnd Auth	1.087%		12/15/2016	2,550	2,544,211
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	6,735	6,657,817
Total					9,202,028
Total Municipal Bonds (cost $111,744,639)					111,301,735

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.99%
A10 Securitization LLC 2015-A A†	2.232%	#	5/15/2030	$60,290	$60,290,000
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	15,474	16,220,557
Aventura Mall Trust 2013-AVM A†	3.867%	#	12/5/2032	37,628	40,426,714
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717%	#	6/15/2028	208,496	214,502,457
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#	6/15/2028	11,450	11,684,559
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#	6/15/2028	23,040	23,367,871
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	30,134	30,945,135
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	138,657	145,977,951
Banc of America Commercial Mortgage Trust 2007-2 AM	5.623%	#	4/10/2049	118,198	125,555,661
Banc of America Commercial Mortgage Trust 2007-3 AM	5.576%	#	6/10/2049	45,215	48,562,493
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	23,414	25,001,387
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 KCA†	5.27%	#	9/10/2047	10,446	10,585,966
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.593%	#	6/24/2050	25,851	27,438,308
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.032%	#	12/24/2049	7,504	7,845,127
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	23,312	24,273,983
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.947%	#	2/15/2051	9,770	10,400,189
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.65%	#	2/17/2051	10,000	10,604,000
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	5,100	5,098,391
BBCMS Trust 2015-VFM A1†	2.466%		3/15/2036	23,539	23,517,582
BCAP LLC Trust 2013-RR3 4A1†	0.341%	#	11/26/2036	9,013	8,698,716
BCAP LLC Trust 2014-RR1 5A1†	0.331%	#	5/26/2037	9,645	9,554,453
BCRR Trust 2009-1 1A2†	5.795%	#	8/17/2045	21,298	22,772,088
BCRR Trust 2009-1 2A2†	5.858%		7/17/2040	7,000	7,501,851
Bear Stearns Commercial Mortgage Securities Trust 2006-PW14 AAB	5.171%		12/11/2038	2,116	2,143,169
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.706%	#	6/11/2040	29,308	31,578,948
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.885%	#	6/11/2050	7,154	7,776,144
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	5,994	6,579,231
Boca Hotel Portfolio Trust 2013-BOCA D†	3.236%	#	8/15/2026	26,640	26,627,519
Boca Hotel Portfolio Trust 2013-BOCA E†	3.936%	#	8/15/2026	30,000	30,006,570

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#	3/10/2033	$103,040	$3,745,195
Carefree Portfolio Trust 2014-CARE A†	1.506%	#	11/15/2019	56,278	56,538,708
Carefree Portfolio Trust 2014-CARE B†	2.036%	#	11/15/2019	19,350	19,481,696
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	21,178	21,470,568
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.136%	#	6/15/2031	17,783	17,768,782
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.466%	#	6/15/2031	267,750	2,204,975
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	20,376	20,930,625
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,614,017
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.711%	#	12/10/2049	147,470	157,203,151
Citigroup Commercial Mortgage Trust 2009-RR1 CA4B†	5.322%		12/17/2049	7,746	8,125,945
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	13,350	13,914,905
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.166%	#	9/10/2045	218,445	2,575,461
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	59,515	60,258,223
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.88%	#	4/10/2046	708,400	57,516,385
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	19,400	20,325,952
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	8,100	8,259,598
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911%	#	1/12/2030	8,600	8,742,519
Citigroup Commercial Mortgage Trust 2014-388G B†	1.236%	#	6/15/2033	25,448	25,394,407
Citigroup Commercial Mortgage Trust 2014-388G C†	1.586%	#	6/15/2033	16,250	16,285,336
Citigroup Commercial Mortgage Trust 2014-388G XCP IO†	0.643%	#	6/15/2033	753,631	3,707,865
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.321%	#	5/10/2047	273,412	23,404,314
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.227%	#	7/10/2047	120,131	2,435,656
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.452%	#	2/10/2048	128,736	13,402,376

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust 2013-2 2A1†	0.291%	#	10/25/2036	$17,334	$16,791,641
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.321%	#	7/25/2036	11,251	10,666,777
Citigroup Mortgage Loan Trust 2013-3 1A1†	0.802%	#	7/25/2036	10,925	10,535,931
Citigroup Mortgage Loan Trust 2013-A A†	3.00%		5/25/2042	8,921	9,032,463
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%		12/11/2049	2,263	2,281,055
COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461%		4/15/2047	19,780	21,036,376
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	84,035	89,544,923
Commercial Mortgage Pass-Through Certificates 2007-C9 AM	5.65%		12/10/2049	11,440	12,328,322
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	35,429	35,558,471
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.752%	#	7/10/2046	3,711	4,282,587
Commercial Mortgage Pass-Through Certificates 2010-RR1 GEA†	5.543%		12/11/2049	4,900	5,072,715
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	22,805	23,274,977
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.399%	#	2/10/2029	525,000	10,974,338
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.953%	#	10/15/2045	274,089	26,822,241
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.408%	#	12/10/2044	88,038	9,578,412
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	33,956	33,783,358
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.122%	#	11/17/2026	3,310	3,310,335
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.783%	#	11/17/2026	30,343	30,342,788
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.333%	#	11/17/2026	22,003	22,004,056
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.183%	#	11/17/2026	23,700	23,781,564
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	25,000	26,165,763
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	115,710	117,766,630
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	50,705	51,438,388

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.526%	#	3/10/2046	$338,192	$25,921,558
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	10,000	10,207,390
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.728%	#	6/10/2046	609,956	21,002,000
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	12,000	12,404,832
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	72,383	73,223,801
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	21,132	20,900,906
Commercial Mortgage Pass-Through Certificates 2013-THL B†	1.781%	#	6/8/2030	14,775	14,781,656
Commercial Mortgage Pass-Through Certificates 2013-THL C†	2.181%	#	6/8/2030	29,195	29,231,640
Commercial Mortgage Pass-Through Certificates 2013-THL D†	2.831%	#	6/8/2030	13,437	13,452,110
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256%	#	3/10/2031	265,903	5,583,697
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.31%	#	8/10/2047	117,873	9,051,756
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	1.023%	#	12/10/2047	140,527	9,600,051
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.13%	#	7/13/2031	16,487	16,391,985
Commercial Mortgage Pass-Through Certificates 2014-FL4 XCP IO†	0.224%	#	9/13/2015	108,495	132,581
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.082%	#	6/11/2027	37,500	37,472,175
Commercial Mortgage Pass-Through Certificates 2014-KYO B†	1.482%	#	6/11/2027	20,050	20,030,963
Commercial Mortgage Pass-Through Certificates 2014-KYO C†	1.832%	#	6/11/2027	16,297	16,281,746
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	1.029%	#	10/10/2047	159,133	9,229,486
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.336%	#	6/15/2034	23,704	23,673,422
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	1.936%	#	6/15/2034	19,574	19,552,694
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.586%	#	6/15/2034	29,459	29,487,590

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.386%	#	6/15/2034	$418,428	$14,955,446
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	13,000	13,483,353
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.108%	#	9/10/2047	269,102	17,638,962
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807%		5/10/2048	6,900	6,881,044
Commercial Mortgage Trust 2006-GG7 AM	5.819%	#	7/10/2038	78,860	82,107,791
Core Industrial Trust 2015-CALW XA IO†	0.81%	#	2/10/2034	99,819	4,804,628
Core Industrial Trust 2015-WEST XA IO†	0.935%	#	2/10/2037	183,565	14,276,768
Core Industrial Trust 2015-WEST XB IO†	0.703%	#	2/10/2037	90,323	5,408,993
Credit Suisse Commercial Mortgage Trust 2006-C4 AM	5.509%		9/15/2039	78,007	81,848,486
Credit Suisse Commercial Mortgage Trust 2006-C5 AM	5.343%		12/15/2039	33,500	35,288,060
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	5.97%	#	2/15/2041	31,550	34,651,050
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	2,600	2,787,435
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.949%	#	9/15/2039	11,500	12,330,300
Credit Suisse Mortgage Capital Certificates 2010-RR6 B†	5.678%	#	4/12/2049	8,883	8,873,215
Credit Suisse Mortgage Capital Certificates 2010-UD1 BA†	5.775%	#	12/16/2049	21,825	23,210,570
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.291%	#	2/27/2037	8,545	7,723,099
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	3.573%	#	6/26/2036	10,291	10,638,248
Credit Suisse Mortgage Capital Certificates 2013-7R 2A1†	0.336%	#	8/26/2037	6,686	6,607,466
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%		7/27/2036	5,278	5,144,295
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%		6/27/2037	34,001	33,428,638
Credit Suisse Mortgage Capital Certificates 2014-ICE X1CP IO†	1.686%	#	4/15/2027	93,798	1,406,536
Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.505%	#	11/22/2046	91,269	85,793,238
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	1.99%	#	9/15/2038	29,782	29,685,506

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#	9/15/2037	$115,519	$5,423,765
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.506%	#	4/15/2029	9,507	9,598,495
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.036%	#	4/15/2029	14,260	14,397,265
Credit Suisse Mortgage Capital Certificates 2015-TOWN A†	1.432%	#	3/15/2017	7,000	7,018,260
DBRR Trust 2013-EZ2 A†	0.853%		2/25/2045	781	780,764
DBRR Trust 2013-EZ3 B†	3.50%		12/18/2049	14,771	15,103,348
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	89,844	91,052,147
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	22,921	24,113,788
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	16,023	16,359,156
DBUBS Mortgage Trust 2011-LC2A D†	5.458%	#	7/10/2044	8,790	9,595,578
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	2,700	2,924,163
Del Coronado Trust 2013 HDC A†	0.986%	#	3/15/2026	9,200	9,212,599
Del Coronado Trust 2013 HDC B†	1.486%	#	3/15/2026	21,300	21,310,586
Del Coronado Trust 2013 HDC C†	1.786%	#	3/15/2026	12,500	12,508,706
Del Coronado Trust 2013 HDC E†	2.836%	#	3/15/2026	10,500	10,512,868
EQTY Mortgage Trust 2014-INNS C†	1.781%	#	5/8/2031	4,150	4,124,992
Extended Stay America Trust 2013-ESFL BFL†	1.281%	#	12/5/2031	7,500	7,493,944
Extended Stay America Trust 2013-ESFL CFL†	1.681%	#	12/5/2031	10,825	10,829,476
Extended Stay America Trust 2013-ESFL DFL†	3.321%	#	12/5/2031	4,870	4,876,728
Extended Stay America Trust 2013-ESH5 A15†	1.278%		12/5/2031	21,095	20,964,211
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	24,300	24,285,857
Extended Stay America Trust 2013-ESH7 A17†	2.295%		12/5/2031	21,420	21,289,338
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	56,185	57,289,429
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	63,963	65,377,478
Extended Stay America Trust 2013-ESH7 D7†	4.036%	#	12/5/2031	25,115	25,971,698
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(b)	2.225%	#	10/18/2054	18,150	18,237,283
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.382%	#	12/15/2019	3,000	2,854,623
GRACE Mortgage Trust 2014-GRCE B†	3.52%		6/10/2028	4,450	4,637,728
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(b)	0.384%	#	12/20/2054	13,493	13,429,152
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(b)	0.444%	#	12/20/2054	5,502	5,492,293
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(b)	0.384%	#	12/20/2054	4,245	4,225,181

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(b)	0.384%	#	12/20/2054	$4,287	$4,266,902
GS Mortgage Securities Corp. II 2012-GCJ9 XA IO	2.348%	#	11/10/2045	120,254	13,443,721
GS Mortgage Securities Corp. II 2012-GCJ9 XB IO†	0.403%	#	11/10/2045	93,111	2,460,132
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	23,037	23,465,003
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	19,505	20,300,316
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#	12/10/2027	17,800	18,327,467
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	6,680	6,921,208
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	25,715	26,792,291
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	35,200	36,713,336
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	13,750	14,446,582
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	40,000	40,720,360
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	12,370	12,836,906
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	52,344	55,072,117
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	15,553	16,345,503
GS Mortgage Securities Trust 2010-C1 D†	6.036%	#	8/10/2043	2,209	2,434,483
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	42,567	43,352,269
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.104%	#	1/10/2045	210,102	21,074,064
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	19,879	19,910,577
GS Mortgage Securities Trust 2013-GC12 A2	2.011%		6/10/2046	99,161	100,409,487
GS Mortgage Securities Trust 2013-GC12 XA IO	1.758%	#	6/10/2046	585,724	51,626,853
GS Mortgage Securities Trust 2013-GC14 A1	1.217%		8/10/2046	174	174,444
GS Mortgage Securities Trust 2014-GC26 XA IO	1.112%	#	11/10/2047	106,418	8,184,654
H/2 Asset Funding 2014-1 Ltd.	2.101%		3/19/2037	91,280	90,085,501
HILT Mortgage Trust 2014-ORL B†	1.386%	#	7/15/2029	7,600	7,551,550
HILT Mortgage Trust 2014-ORL C†	1.786%	#	7/15/2029	9,550	9,442,629
HILT Mortgage Trust 2014-ORL XCP IO†	1.104%	#	7/15/2029	7,557	53,338
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	58,448	58,625,052
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%		6/12/2047	23,675	25,095,879
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	16,735	17,727,929
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.697%	#	2/12/2049	14,309	15,236,767
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.693%	#	12/5/2027	4,730	5,727,890
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	9,835	10,419,858
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%		11/15/2043	1,500	1,662,775

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD C†	5.143%		11/13/2028	$4,125	$4,326,308
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 A1	0.73%		12/15/2047	58	57,670
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.288%	#	12/15/2047	422,386	28,242,612
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	95,054	97,514,188
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.882%	#	7/15/2045	215,044	8,123,298
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	35,500	36,639,266
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 A1	0.766%		4/15/2046	156	155,486
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.564%	#	4/15/2046	143,102	11,859,087
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.086%	#	4/15/2027	19,385	19,396,059
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.436%	#	4/15/2027	14,300	14,300,036
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	27,558	28,805,620
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.279%	#	4/15/2047	129,575	6,971,834
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.283%	#	4/15/2047	34,361	911,683
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.089%	#	11/15/2047	122,240	8,046,843
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	1.016%	#	11/15/2047	211,466	14,387,187
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.187%	#	1/15/2048	209,210	15,409,277
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	122,639	127,677,255
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	18,837	19,544,565
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#	6/10/2027	13,129	13,303,898
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#	6/10/2027	5,000	4,887,998
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#	6/10/2027	102,274	1,621,391

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#	6/10/2027	$45,476	$148,306
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.386%	#	12/15/2030	9,750	9,763,743
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.286%	#	12/15/2030	19,000	18,924,627
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.286%	#	7/15/2031	10,400	10,390,068
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.106%	#	6/15/2029	37,625	37,555,036
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.886%	#	6/15/2029	8,650	8,621,658
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP IO†	0.09%	#	12/15/2015	358,000	176,888
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.641%	#	3/18/2051	51,570	55,777,390
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.774%	#	6/18/2049	18,100	19,186,009
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.857%	#	11/14/2027	190,968	196,238,048
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#	11/14/2027	16,023	16,335,945
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857%	#	11/14/2027	12,889	13,219,712
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.852%	#	6/15/2038	72,999	76,387,906
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	61,361	64,368,246
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	124,616	132,136,377
LMREC, Inc. 2015-CRE1 A†	1.931%	#	2/22/2032	48,655	48,855,751
LMREC, Inc. 2015-CRE1 B†	3.682%	#	2/22/2032	3,900	3,911,704
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	6,540	6,546,275
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.00%	#	1/20/2041	119,181	3,853,826
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	7,107	6,990,261
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	7,389	7,267,308
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	41,048	43,266,193
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	170,262	179,226,039
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	23,255	23,131,049
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%		7/15/2046	27,620	28,710,493

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	$55,000	$57,351,415
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	80,000	80,992,240
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.432%	#	5/15/2046	291,354	19,570,375
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.334%	#	5/15/2046	119,710	2,939,838
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.167%	#	12/15/2047	171,142	12,386,369
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.678%	#	4/12/2049	77,035	81,866,096
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.907%	#	6/11/2049	60,273	64,454,379
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.622%	#	3/15/2045	285,640	26,771,012
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	35,456	35,396,280
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#	7/13/2029	260,000	1,849,302
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.795%	#	8/12/2045	95,905	102,582,050
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.795%	#	8/15/2045	78,802	84,184,984
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.421%	#	6/26/2036	1,821	1,819,356
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	44,350	44,294,709
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	58,931	59,437,659
Motel 6 Trust 2015-MTL6 B†	3.298%		2/5/2030	24,382	24,637,231
Motel 6 Trust 2015-MTL6 C†	3.644%		2/5/2030	24,382	24,682,728
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	18,920	19,229,739
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	13,303	13,390,407
NLY Commercial Mortgage Trust 2014-FL1 A†	1.386%	#	11/15/2030	8,670	8,666,578
NLY Commercial Mortgage Trust 2014-FL1 B†	1.936%	#	11/15/2030	13,971	13,978,188
NLY Commercial Mortgage Trust 2014-FL1 C†	2.786%	#	11/15/2030	4,000	4,003,304
NLY Commercial Mortgage Trust 2014-FL1 D†	3.986%	#	11/15/2030	5,000	5,027,965
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.031%	#	8/25/2029	25,156	25,486,178
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.181%	#	8/25/2029	51,750	52,655,677
PFP III Ltd. 2014-1 AS†	1.836%	#	6/14/2031	13,335	13,319,838
PFP III Ltd. 2014-1 B†	2.536%	#	6/14/2031	6,500	6,495,837
PFP III Ltd. 2014-1 C†	3.086%	#	6/14/2031	29,786	29,791,004
Prima Capital Ltd.	2.214%		5/24/2021	69,337	69,153,467
Prima Capital Ltd.	2.55%		8/24/2049	144,461	144,822,153
RAIT Trust 2013-FL1 A†	1.936%	#	1/15/2029	20,486	20,524,001
RAIT Trust 2013-FL1 B†	3.377%	#	1/15/2029	7,931	7,946,280
RAIT Trust 2014-FL2 B†	2.33%	#	5/13/2031	6,695	6,636,757
RBSCF Trust 2009-RR2 CWB†	5.223%		8/16/2048	14,900	15,446,674

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
RBSCF Trust 2010-RR3 MSCB†	5.907%	#	6/16/2049	$2,380	$2,568,156
RBSCF Trust 2010-RR3 WBTB†	5.951%	#	2/16/2051	22,942	24,422,138
RBSSP Resecuritization Trust 2013-1 3A1†	0.291%	#	1/26/2037	3,218	3,140,391
RBSSP Resecuritization Trust 2013-3 1A1	0.341%	#	11/26/2036	9,264	8,877,908
RBSSP Resecuritization Trust 2013-3 2A1†	0.341%	#	11/26/2036	9,888	9,177,931
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	20,393	20,877,902
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%		6/25/2055	45,315	45,695,475
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.236%	#	4/15/2032	16,050	15,986,715
RREF LLC 2013-LT3	2.50%		6/20/2028	1,568	1,568,466
Selkirk Ltd. 1 A†	1.329%		2/20/2041	25,908	25,815,003
Selkirk Ltd. 2 A†	1.183%		2/20/2041	3,296	3,298,860
Selkirk Ltd. 3 A†	1.86%		12/20/2041	74,516	74,979,812
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	7,152	7,084,043
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	17,186	17,268,014
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	34,779	34,822,517
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	3,915	3,937,546
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	14,479	14,514,926
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	8,815	8,869,432
TimberStar Trust 1 2006-1A A†	5.668%		10/15/2036	66,428	69,972,532
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.739%	#	5/10/2063	119,383	8,678,991
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%		8/10/2049	15,000	15,185,895
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.107%	#	3/10/2046	393,617	24,912,987
UBS-Barclays Commercial Mortgage Trust 2013-C6 A2	2.067%		4/10/2046	30,560	31,034,062
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.325%	#	4/10/2046	462,739	34,342,624
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	20,390	21,180,631
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	9,887	10,761,901
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,913,372
Vornado DP LLC Trust 2010-VNO D†	6.356%		9/13/2028	3,500	4,093,625
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.252%	#	10/15/2044	10,650	10,725,817
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.317%	#	12/15/2044	8,100	8,210,265
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	53,933	56,455,608

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	$22,392	$23,593,846
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	41,556	43,847,980
Wachovia Bank Commercial Mortgage Trust 2006-WL7A G†	0.546%	#	9/15/2021	886	873,443
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.586%	#	9/15/2021	30,806	30,126,820
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	69,190	73,202,536
Wachovia Bank Commercial Mortgage Trust 2007-C30 AMFL†	0.386%	#	12/15/2043	50,000	48,415,050
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	209,133	222,930,331
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.353%	#	1/25/2036	7,942	7,624,451
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	4,296	4,449,953
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%		8/20/2021	9,046	9,045,502
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	41,935	42,269,893
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	29,050	31,299,777
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%		3/15/2044	9,969	10,119,602
WF-RBS Commercial Mortgage Trust 2011-C4 A2†	3.454%		6/15/2044	12,093	12,319,758
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	660	713,200
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	17,650	18,663,013
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.78%	#	12/15/2045	67,543	6,295,905
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	24,112	24,382,645
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.564%	#	6/15/2045	384,335	31,611,776
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	23,464	23,711,076
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.186%	#	8/15/2045	71,400	6,903,207

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	$55,000	$55,867,955
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%		5/15/2045	28,000	28,365,512
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.444%	#	5/15/2045	315,894	24,597,915
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	35,085	36,830,268
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.228%	#	5/15/2047	259,410	18,823,282
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573%	#	5/15/2047	50,603	2,488,958
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.608%	#	8/15/2047	77,369	4,120,917
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.963%	#	9/15/2057	100,342	6,368,593
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.453%	#	9/15/2057	37,769	1,405,728
WFCG Commercial Mortgage Trust 2015-BXRP C†	1.954%	#	11/15/2029	5,000	5,010,140
WFCG Commercial Mortgage Trust 2015-BXRP D†	2.753%	#	11/15/2029	4,000	4,010,364
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,669,522,158)					8,610,627,128

U.S. TREASURY OBLIGATION 2.99%
U.S. Treasury Note (cost $1,074,100,160)	2.125%		12/31/2015	1,062,545	1,074,747,267
Total Long-Term Investments (cost $34,778,661,638)					34,737,930,458
SHORT-TERM INVESTMENTS 2.79%

COMMERCIAL PAPER 0.81%

Supermarkets 0.23%
Tesco Treasury Services plc	Zero Coupon		8/18/2015	67,500	67,124,261
Tesco Treasury Services plc	Zero Coupon		8/18/2015	14,350	14,270,121
Total					81,394,382

Telecommunications 0.26%
Vodafone Group plc	Zero Coupon		4/11/2016	48,750	48,325,403
Vodafone Group plc	Zero Coupon		4/11/2016	47,500	47,086,291
Total					95,411,694

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Utilities: Miscellaneous 0.32%
Enable Midstream Partners LP	Zero Coupon	6/10/2015	$46,750	$46,733,053
Enable Midstream Partners LP	Zero Coupon	6/15/2015	46,500	46,477,396
Enable Midstream Partners LP	Zero Coupon	7/15/2015	22,500	22,460,125
Total				115,670,574
Total Commercial Paper (cost $292,812,658)				292,476,650

CORPORATE BONDS 1.13%

Automotive 0.02%
Ford Motor Credit Co. LLC	5.625%	9/15/2015	4,270	4,328,930
Hyundai Capital America†	1.625%	10/2/2015	4,680	4,691,340
Total				9,020,270

Banks: Money Center 0.01%
US Bancorp	3.442%	2/1/2016	2,625	2,666,722

Banks: Regional 0.17%
Fifth Third Bancorp	3.625%	1/25/2016	5,950	6,056,285
Royal Bank of Scotland plc (The) (United Kingdom)(b)	3.95%	9/21/2015	55,190	55,720,045
Total				61,776,330

Beverages 0.01%
Beam Suntory, Inc.	5.375%	1/15/2016	2,216	2,276,049

Brokers 0.02%
Raymond James Financial, Inc.	4.25%	4/15/2016	8,719	8,971,162

Computer Service 0.03%
Computer Sciences Corp.	2.50%	9/15/2015	10,664	10,719,037

Computer Technology 0.02%
EQT Corp.	5.00%	10/1/2015	6,277	6,353,567

Diversified Materials & Processing 0.04%
Kilroy Realty LP	5.00%	11/3/2015	14,675	14,911,678

Electric: Power 0.04%
LG&E and KU Energy LLC	2.125%	11/15/2015	14,105	14,176,273

Electrical Equipment 0.02%
Xerox Corp.	6.40%	3/15/2016	7,575	7,905,914

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electronics: Semi-Conductors/Components 0.07%
Avnet, Inc.	6.00%	9/1/2015	$24,461	$24,749,126

Financial: Miscellaneous 0.09%
Bunge Ltd. Finance Corp.	4.10%	3/15/2016	30,363	31,004,844

Food 0.00%
ConAgra Foods, Inc.	1.35%	9/10/2015	909	909,649

Health Care Products 0.01%
Boston Scientific Corp.	6.25%	11/15/2015	5,350	5,488,137

Insurance 0.04%
Horace Mann Educators Corp.	6.05%	6/15/2015	6,400	6,409,434
Transatlantic Holdings, Inc.	5.75%	12/14/2015	9,410	9,628,227
Total				16,037,661

Leasing 0.03%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	3/15/2016	9,355	9,447,063

Leisure 0.03%
Carnival Corp.	1.20%	2/5/2016	10,555	10,581,440

Machinery: Agricultural 0.01%
BAT International Finance plc (United Kingdom)†(b)	1.40%	6/5/2015	2,190	2,190,090

Manufacturing 0.01%
Pentair Finance SA (Luxembourg)(b)	1.35%	12/1/2015	2,000	2,002,656

Media 0.01%
BSKYB Finance UK plc (United Kingdom)†(b)	5.625%	10/15/2015	350	356,075
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	3.125%	2/15/2016	4,000	4,055,212
Total				4,411,287

Metals & Minerals: Miscellaneous 0.03%
Glencore Canada Corp. (Canada)(b)	5.375%	6/1/2015	1,950	1,950,000
Teck Resources Ltd. (Canada)(b)	5.375%	10/1/2015	9,791	9,918,391
Total				11,868,391

Milling: Fruits/Grain 0.00%
Ingredion, Inc.	3.20%	11/1/2015	1,180	1,189,933

Office Furniture & Business Equipment 0.01%
Xerox Corp.	7.20%	4/1/2016	1,763	1,853,343

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil 0.11%
Marathon Petroleum Corp.	3.50%		3/1/2016	$12,598	$12,838,823
Noble Holding International Ltd.	3.05%		3/1/2016	26,506	26,734,111
Total					39,572,934

Oil: Crude Producers 0.12%
DCP Midstream LLC†	5.375%		10/15/2015	14,417	14,548,469
DCP Midstream Operating LP	3.25%		10/1/2015	4,450	4,451,580
Devon Energy Corp.	0.721%	#	12/15/2015	10,021	10,013,624
Florida Gas Transmission Co. LLC†	4.00%		7/15/2015	13,330	13,380,107
Total					42,393,780

Oil: Integrated Domestic 0.05%
Marathon Oil Corp.	0.90%		11/1/2015	17,085	17,081,207

Paper & Forest Products 0.05%
Domtar Corp. (Canada)(b)	7.125%		8/15/2015	3,625	3,663,266
International Paper Co.	5.25%		4/1/2016	5,240	5,425,627
Plum Creek Timberlands LP	5.875%		11/15/2015	9,211	9,413,872
Total					18,502,765

Real Estate Investment Trusts 0.06%
BioMed Realty LP	3.85%		4/15/2016	12,940	13,214,419
Regency Centers LP	5.25%		8/1/2015	7,840	7,896,879
Ventas Realty LP/Ventas Capital Corp.	3.125%		11/30/2015	315	318,445
Total					21,429,743

Telecommunications 0.01%
Telefonica Emisiones SAU (Spain)(b)	3.992%		2/16/2016	2,260	2,306,142

Tobacco 0.01%
Reynolds American, Inc.	1.05%		10/30/2015	3,110	3,112,755
Total Corporate Bonds (cost $404,973,652)					404,909,948

MUNICIPAL BONDS 0.01%

Miscellaneous 0.01%
McLennan Cnty Pub Fac Corp.	0.62%		6/1/2015	3,000	3,000,000

Nursing Home 0.00%
New Jersey Econ Dev Auth	Zero Coupon		2/15/2016	2,023	2,007,524
Total Municipal Bonds (cost $5,007,865)					5,007,524

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
REPURCHASE AGREEMENT 0.84%
Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with Fixed Income Clearing Corp. collateralized by $285,735,000 of U.S. Treasury Note at 1.375% due 2/29/2020; $7,280,000 of U.S. Treasury Note at 1.50% due 1/31/2019 and $12,640,000 of U.S. Treasury Note at 2.50% due 5/15/2024; value: $305,903,355; proceeds: $299,903,872 (cost $299,903,872)			$299,904	$299,903,872
Total Short-Term Investments (cost $1,002,698,047)				1,002,297,994
Total Investments in Securities 99.58% (cost $35,781,359,685)				35,740,228,452
Cash and Other Assets in Excess of Liabilities(i) 0.42%				150,758,546
Net Assets 100.00%				$35,890,986,998

BRL	Brazilian real.
EUR	euro.
AGM	Assured Guaranty Municipal Corporation
IO	Interest Only.
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2015.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2015.
(f)	Interest rate to be determined.
(g)	Amount is less than $1,000.
(h)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2015.
(i)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

Open Forward Foreign Currency Exchange Contracts at May 31, 2015:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Sell	J.P. Morgan	8/13/2015	872,000	$ 996,056	$ 958,680	$ 37,376
euro	Sell	Morgan Stanley	8/13/2015	7,244,000	8,054,765	7,964,078	90,687
euro	Sell	Morgan Stanley	8/13/2015	26,000,000	28,998,677	28,584,487	414,190
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$542,253

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Buy	Bank of America	8/13/2015	7,000,000	$7,925,155	$7,695,823	$(229,332)

Open Futures Contracts at May 31, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 2-Year Treasury Note	September 2015	33,601	Long	$7,353,893,893	$7,604,835

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 5-Year Treasury Note	September 2015	448	Short	$(53,637,500)	$(291,289)

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

Credit Default Swaps on Indexes – Sell Protection at May 31, 2015(1):

								Credit
								Default
								Swap
			Original	Current				Agreements
Referenced	Fund	Termination	Notional	Notional	Fair	Payments	Unrealized	Payable at
Index	Receives	Date	Amount	Amount	Value(2)	Upfront(3)	Appreciation	Fair Value(4)
Markit CMBX.NA.AAA.2(6)	.07%	3/15/2049	$24,000,000	$21,489,875	$23,958,749	$ 560,319	$ 519,068	$ 41,251
Markit CMBX.NA.AAA.2(6)	.07%	3/15/2049	24,700,000	22,116,664	24,657,546	1,273,913	1,231,459	42,454
Markit CMBX.NA.AAA.2(6)	.07%	3/15/2049	25,000,000	22,385,287	24,957,030	598,301	555,331	42,970
Markit CMBX.NA.AAA.3(6)	.08%	12/13/2049	23,000,000	21,670,318	22,926,391	779,714	706,105	73,609
Markit CMBX.NA.AAA.3(6)	.08%	12/13/2049	23,000,000	21,670,318	22,926,391	799,937	726,328	73,609
Markit CMBX.NA.AAA.4(6)	.35%	2/17/2051	29,500,000	28,142,867	29,449,295	2,217,111	2,166,406	50,705
Markit CMBX.NA.AAA.2(7)	.07%	3/15/2049	23,400,000	21,083,501	23,359,780	1,207,213	1,166,993	40,220
Markit CMBX.NA.AAA.2(7)	.07%	3/15/2049	49,500,000	44,599,713	49,414,919	2,553,720	2,468,639	85,081
Markit CMBX.NA.AAA.3(7)	.08%	12/13/2049	9,900,000	8,919,943	9,868,316	733,597	701,913	31,684
Markit CMBX.NA.AAA.2(8)	.07%	3/15/2049	23,000,000	20,594,464	22,960,468	617,262	577,730	39,532
Markit CMBX.NA.AAA.3(8)	.08%	12/13/2049	14,800,000	13,944,379	14,752,634	1,172,971	1,125,605	47,366
Markit CMBX.NA.AAA.3(8)	.08%	12/13/2049	24,500,000	23,083,600	24,421,590	1,942,407	1,863,997	78,410
						$14,456,465	$13,809,574	$646,891

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(p)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $13,809,574. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2015

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,244,352,952	$—	$5,244,352,952
Convertible Bonds	—	—	280,469	280,469
Corporate Bonds	—	15,745,003,263	—	15,745,003,263
Floating Rate Loans(4)
Aerospace/Defense	—	168,375,847	—	168,375,847
Air Transportation	—	6,621,839	—	6,621,839
Banks: Money Center	—	23,915,822	—	23,915,822
Chemicals	—	12,818,089	—	12,818,089
Consumer Products	—	5,025,000	—	5,025,000
Energy Equipment & Services	—	16,258,090	—	16,258,090
Financial Services	—	60,838,848	12,501,000	73,339,848
Food	—	53,671,498	—	53,671,498
Gaming	—	247,007,248	—	247,007,248
Health Care	—	328,283,932	104,090,548	432,374,480
Health Care Products	—	40,651,126	—	40,651,126
Leisure	—	2,919,289	—	2,919,289
Media	—	211,958,763	—	211,958,763
Metals & Minerals: Miscellaneous	—	14,048,292	—	14,048,292
Retail	—	22,929,105	—	22,929,105
Services	—	125,458,142	—	125,458,142
Technology	—	132,758,617	—	132,758,617
Telecommunications	—	170,618,721	—	170,618,721
Utilities	—	47,145,238	42,764,485	89,909,723
Foreign Bonds	—	21,980,233	—	21,980,233
Foreign Government Obligations	—	124,416,165	—	124,416,165
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	759,535,088	—	759,535,088
Government Sponsored Enterprises Pass-Throughs	—	1,599,936,567	—	1,599,936,567
Municipal Bonds	—	116,309,259	—	116,309,259
Non-Agency Commercial Mortgage-Backed Securities	—	8,405,514,975	205,112,153	8,610,627,128
U.S. Treasury Obligation	—	1,074,747,267	—	1,074,747,267
Commercial Paper	—	292,476,650	—	292,476,650
Repurchase Agreement	—	299,903,872	—	299,903,872
Total	$—	$35,375,479,797	$364,748,655	$35,740,228,452

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(646,891)	—	(646,891)
Forward Foreign Currency Exchange Contracts
Assets	—	542,253	—	542,253
Liabilities	—	(229,332)	—	(229,332)
Futures Contracts
Assets	7,604,835	—	—	7,604,835
Liabilities	(291,289)	—	—	(291,289)
Total	$7,313,546	$(333,970)	$—	$6,979,576

(1)	Refer to Note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

			Non-Agency
			Commercial
			Mortgage-
	Convertible	Floating	Backed	Total Return
Investment Type	Bond	Rate Loans	Securities	Swap
Balance as of December 1, 2014	$—	$92,278,449	$—	$2,959,141
Accrued discounts/premiums	—	(1,414)	765	—
Realized gain (loss)	—	23,943	—	(784,262)
Change in unrealized appreciation/depreciation	(1,943,419)	(268,727)	563,536	—
Purchases	2,223,888	139,005,093	204,547,852	—
Sales	—	(56,852,634)	—	(2,174,879)
Net transfers in or out of Level 3	—	(14,828,677)	—	—
Balance as of May 31, 2015	$280,469	$159,356,033	$205,112,153	$—

See Notes to Financial Statements.	195

Statements of Assets and Liabilities (unaudited)

May 31, 2015

	Convertible	Floating	High Yield
	Fund	Rate Fund	Fund
ASSETS:
Investments in securities, at cost	$821,342,063	$7,113,462,816	$4,497,048,990
Investments in securities, at fair value	$851,239,792	$7,049,995,884	$4,528,632,557
Deposits with brokers for derivatives collateral	–	768,564	3,290,000
Cash	2,222,498	17,567,649	7,461,786
Foreign cash, at value (cost $0, $5,629,351 and $31,428, respectively)	–	5,655,949	31,076
Receivables:
Interest and dividends	3,286,038	44,292,182	66,298,448
Investment securities sold	635,877	218,904,916	44,832,796
Capital shares sold	5,330,805	47,113,645	32,139,454
From advisor (See Note 3)	18,842	–	–
Variation margin	–	–	288,044
Unrealized appreciation on forward foreign currency exchange contracts	–	547,843	1,587,604
Credit default swap agreement receivable, at fair value (including upfront payments received of $0, $0, and $79,466)	–	–	302,357
Prepaid expenses and other assets	75,387	188,241	184,010
Total assets	862,809,239	7,385,034,873	4,685,048,132
LIABILITIES:
Payables:
Investment securities purchased	16,527,634	417,161,102	144,152,813
Capital shares reacquired	625,049	21,473,315	9,092,669
12b-1 distribution plan	48,670	2,506,135	602,866
Trustees’ fees	62,583	455,235	224,718
Management fee	484,636	2,679,677	2,009,372
Fund administration	27,693	234,419	150,558
To affiliates (See Note 3)	39,398	–	147,000
Variation margin	–	138,739	–
Reverse repurchase agreement payable, at fair value	–	–	3,198,281
Unrealized depreciation on forward foreign currency exchange contracts	–	1,179,892	1,602,992
Distributions payable	–	25,670,048	20,741,646
Accrued expenses	114,500	1,313,098	339,875
Total liabilities	17,930,163	472,811,660	182,262,790
NET ASSETS	$844,879,076	$6,912,223,213	$4,502,785,342
COMPOSITION OF NET ASSETS:
Paid-in capital	$791,302,946	$7,065,718,325	$4,504,434,373
Undistributed (distributions in excess of) net investment income	1,711,770	(3,025,427)	(10,449,842)
Accumulated net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	21,966,631	(85,914,847)	(23,635,997)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	29,897,729	(64,554,838)	32,436,808
Net Assets	$844,879,076	$6,912,223,213	$4,502,785,342

196	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2015

	Convertible	Floating	High Yield
	Fund	Rate Fund	Fund
Net assets by class:
Class A Shares	$140,340,539	$2,580,043,406	$1,089,490,709
Class B Shares	$1,934,524	–	$9,220,090
Class C Shares	$65,380,617	$1,596,185,909	$361,935,609
Class F Shares	$124,618,557	$2,142,518,995	$749,298,045
Class I Shares	$508,865,168	$566,769,737	$2,246,216,095
Class P Shares	$58,750	–	$1,110,477
Class R2 Shares	$280,093	$558,496	$4,679,653
Class R3 Shares	$3,400,828	$26,146,670	$40,834,664
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	11,166,066	278,104,357	142,023,304
Class B Shares	154,177	–	1,207,399
Class C Shares	5,235,392	171,930,300	47,431,813
Class F Shares	9,914,613	231,186,356	97,811,101
Class I Shares	40,282,100	61,058,511	291,586,674
Class P Shares	4,613	–	142,782
Class R2 Shares	22,036	60,126	606,432
Class R3 Shares	271,584	2,817,178	5,293,033
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.57	$9.28	$7.67
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$12.86	$9.49	$7.85
Class B Shares-Net asset value	$12.55	–	$7.64
Class C Shares-Net asset value	$12.49	$9.28	$7.63
Class F Shares-Net asset value	$12.57	$9.27	$7.66
Class I Shares-Net asset value	$12.63	$9.28	$7.70
Class P Shares-Net asset value	$12.74	–	$7.78
Class R2 Shares-Net asset value	$12.71	$9.29	$7.72
Class R3 Shares-Net asset value	$12.52	$9.28	$7.71

See Notes to Financial Statements.	197

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2015

		Inflation	Short Duration
	Income Fund	Focused Fund	Income Fund
ASSETS:
Investments in securities, at cost	$2,236,697,025	$860,839,195	$35,781,359,685
Investments in securities, at fair value	$2,263,254,651	$858,576,725	$35,740,228,452
Deposits with brokers for derivatives collateral	1,780,000	97,048,294	11,727,479
Cash	1,160,717	1,033,869	59,608,176
Receivables:
Interest and dividends	24,290,073	6,684,411	290,559,884
Investment securities sold	50,928,672	6,727,113	330,903,889
Capital shares sold	13,239,993	4,148,562	211,880,833
From advisor (See Note 3)	188,451	147,669	–
Variation margin	133,638	34,296	2,376,323
Unrealized appreciation on forward foreign currency exchange contracts	2,844,854	23,226	542,253
Unrealized appreciation on CPI swaps	–	10,670,083	–
Prepaid expenses and other assets	110,969	89,212	636,006
Total assets	2,357,932,018	985,183,460	36,648,463,295
LIABILITIES:
Payables:
Investment securities purchased	120,574,755	15,443,673	408,811,152
Capital shares reacquired	5,133,390	2,357,772	211,170,062
12b-1 distribution plan	623,645	231,889	12,070,055
Trustees’ fees	579,357	52,279	2,131,021
Management fee	941,962	290,380	7,763,373
Fund administration	75,357	29,038	1,221,756
To affiliate (See Note 3)	–	–	62,256
Variation margin	–	259	8,934
Unrealized depreciation on forward foreign currency exchange contracts	3,523,344	5,733	229,332
Unrealized depreciation on CPI swaps	–	105,620,135	–
Distributions payable	7,711,416	2,742,822	109,252,570
Credit default swap agreements payable, at fair value (including upfront payments received of $0, $312,615, and $14,456,465)	–	18,349	646,891
Foreign currency overdraft	–	–	253
Accrued expenses	302,745	238,096	4,108,642
Total liabilities	139,465,971	127,030,425	757,476,297
NET ASSETS	$2,218,466,047	$858,153,035	$35,890,986,998
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,224,306,672	$1,003,064,481	$36,972,742,303
Distributions in excess of net investment income	(12,979,316)	(7,238,439)	(278,533,721)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(19,578,035)	(40,891,840)	(783,466,520)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	26,716,726	(96,781,167)	(19,755,064)
Net Assets	$2,218,466,047	$858,153,035	$35,890,986,998

198	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2015

		Inflation	Short Duration
	Income Fund	Focused Fund	Income Fund
Net assets by class:
Class A Shares	$1,159,228,984	$407,249,841	$12,262,678,555
Class B Shares	$7,028,589	–	$22,598,144
Class C Shares	$321,929,483	$77,097,423	$7,598,478,848
Class F Shares	$530,302,352	$231,277,597	$11,386,830,025
Class I Shares	$133,121,612	$141,915,878	$4,426,996,492
Class R2 Shares	$4,701,016	$364,455	$20,343,873
Class R3 Shares	$62,154,011	$247,841	$173,061,061
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	405,263,421	31,752,452	2,752,384,596
Class B Shares	2,454,856	–	5,065,904
Class C Shares	112,042,296	6,002,358	1,694,889,892
Class F Shares	185,410,381	18,017,796	2,557,796,194
Class I Shares	46,532,247	11,065,091	994,454,575
Class R2 Shares	1,629,383	28,438	4,564,333
Class R3 Shares	21,655,325	19,331	38,806,280
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$2.86	$12.83	$4.46
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$2.93	$13.13	$4.56
Class B Shares-Net asset value	$2.86	–	$4.46
Class C Shares-Net asset value	$2.87	$12.84	$4.48
Class F Shares-Net asset value	$2.86	$12.84	$4.45
Class I Shares-Net asset value	$2.86	$12.83	$4.45
Class R2 Shares-Net asset value	$2.89	$12.82	$4.46
Class R3 Shares-Net asset value	$2.87	$12.82	$4.46

See Notes to Financial Statements.	199

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2015

	Convertible	Floating	High Yield
	Fund	Rate Fund	Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0 and $10,989, respectively)	$4,266,099	$3,533	$1,163,774
Interest and other	5,423,234	175,518,464	127,622,639
Total investment income	9,689,333	175,521,997	128,786,413
Expenses:
Management fee	2,795,751	15,654,596	11,173,053
12b-1 distribution plan-Class A	135,360	2,576,009	952,509
12b-1 distribution plan-Class B	10,530	–	49,274
12b-1 distribution plan-Class C	280,017	6,877,394	1,451,449
12b-1 distribution plan-Class F	62,759	1,075,199	322,152
12b-1 distribution plan-Class P	98	–	2,393
12b-1 distribution plan-Class R2	960	2,020	13,479
12b-1 distribution plan-Class R3	7,933	63,958	92,692
Shareholder servicing	175,648	2,640,513	1,218,308
Fund administration	159,757	1,369,358	834,009
Registration	57,692	173,385	148,121
Reports to shareholders	25,798	270,017	121,594
Professional	31,598	75,880	44,562
Trustees’ fees	12,089	107,086	60,509
Custody	9,282	52,910	59,465
Subsidy (See Note 3)	269,307	–	1,079,141
Other	19,257	147,459	62,911
Gross expenses	4,053,836	31,085,784	17,685,621
Expense reductions (See Note 9)	(154)	(3,148)	(1,126)
Management fee waived (See Note 3)	(121,246)	–	–
Net expenses	3,932,436	31,082,636	17,684,495
Net investment income	5,756,897	144,439,361	111,101,918
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	23,196,796	(71,215,079)	(6,155,841)
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	(446,496)	(1,134,468)	1,963,866
Net change in unrealized appreciation/depreciation on investments	5,672,400	46,882,457	46,671,163
Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(155,031)	(2,590,710)	(908,530)
Net realized and unrealized gain (loss)	28,267,669	(28,057,800)	41,570,658
Net Increase in Net Assets Resulting From Operations	$34,024,566	$116,381,561	$152,672,576

200	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2015

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Investment income:
Dividends	$85,963	$–	$–
Interest and other (net of foreign withholding taxes of $0, $44 and $468, respectively)	47,908,129	12,155,036	523,556,078
Total investment income	47,994,092	12,155,036	523,556,078
Expenses:
Management fee	5,451,088	1,658,870	46,193,710
12b-1 distribution plan-Class A	1,154,035	401,268	12,497,029
12b-1 distribution plan-Class B	39,553	–	121,625
12b-1 distribution plan-Class C	1,337,789	348,663	33,006,669
12b-1 distribution plan-Class F	249,365	120,495	5,774,335
12b-1 distribution plan-Class R2	14,096	996	57,606
12b-1 distribution plan-Class R3	140,926	485	386,396
Shareholder servicing	1,150,648	926,706	13,364,441
Fund administration	436,087	165,887	7,271,322
Registration	89,492	79,225	620,264
Reports to shareholders	73,360	55,797	1,167,415
Professional	41,146	51,455	101,742
Trustees’ fees	31,713	13,093	554,320
Custody	34,274	41,153	218,110
Subsidy (See Note 3)	–	–	412,084
Other	47,292	34,817	546,426
Gross expenses	10,290,864	3,898,910	122,293,494
Expense reductions (See Note 9)	(1,015)	(378)	(16,456)
Management fee waived (See Note 3)	(1,030,823)	(745,679)	–
Net expenses	9,259,026	3,152,853	122,277,038
Net investment income	38,735,066	9,002,183	401,279,040
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	6,700,614	(4,120,869)	(128,498,621)
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	(14,642,598)	(10,182,200)	21,720,641
Net change in unrealized appreciation/depreciation on investments	(24,008,063)	221,822	24,447,375
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	5,991,759	(12,450,857)	(2,611,763)
Net realized and unrealized loss	(25,958,288)	(26,532,104)	(84,942,368)
Net Increase (Decrease) in Net Assets Resulting From Operations	$12,776,778	$(17,529,921)	$316,336,672

See Notes to Financial Statements.	201

Statements of Changes in Net Assets

	Convertible Fund
	For the Six Months
	Ended May 31, 2015	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2014
Operations:
Net investment income	$5,756,897	$8,291,002
Net realized gain on investments and foreign currency related transactions	22,750,300	89,981,637
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,517,369	(31,284,746)
Net increase in net assets resulting from operations	34,024,566	66,987,893
Distributions to shareholders from:
Net investment income
Class A	(2,361,105)	(2,965,891)
Class B	(30,446)	(38,373)
Class C	(961,397)	(962,817)
Class F	(2,438,457)	(2,181,735)
Class I	(8,535,213)	(8,760,721)
Class P	(847)	(854)
Class R2	(5,562)	(3,575)
Class R3	(50,667)	(46,410)
Net realized gain
Class A	(13,499,163)	(7,749,692)
Class B	(226,710)	(195,676)
Class C	(6,659,559)	(3,927,766)
Class F	(13,720,577)	(5,187,501)
Class I	(45,051,166)	(24,507,594)
Class P	(4,971)	(2,837)
Class R2	(36,565)	(10,597)
Class R3	(306,027)	(137,474)
Total distributions to shareholders	(93,888,432)	(56,679,513)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	120,601,905	504,472,762
Reinvestment of distributions	88,655,853	53,080,027
Cost of shares reacquired	(150,045,187)	(339,424,521)
Net increase in net assets resulting from capital share transactions	59,212,571	218,128,268
Net increase (decrease) in net assets	(651,295)	228,436,648
NET ASSETS:
Beginning of period	$845,530,371	$617,093,723
End of period	$844,879,076	$845,530,371
Undistributed net investment income	$1,711,770	$10,338,567

202	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Floating Rate Fund
	For the Six Months
	Ended May 31, 2015	For the Year Ended
DECREASE IN NET ASSETS	(unaudited)	November 30, 2014
Operations:
Net investment income	$144,439,361	$380,169,999
Net realized loss on investments, futures contracts and foreign currency related transactions	(72,349,547)	(16,949,291)
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	44,291,747	(150,970,191)
Net increase in net assets resulting from operations	116,381,561	212,250,517
Distributions to shareholders from:
Net investment income
Class A	(55,840,137)	(157,097,787)
Class C	(29,982,578)	(73,416,784)
Class F	(47,607,419)	(123,121,338)
Class I	(10,552,439)	(25,374,552)
Class R2	(13,251)	(29,186)
Class R3	(516,562)	(980,327)
Net realized gain
Class A	–	(5,992,273)
Class C	–	(3,168,726)
Class F	–	(4,427,832)
Class I	–	(1,001,570)
Class R2	–	(999)
Class R3	–	(25,410)
Total distributions to shareholders	(144,512,386)	(394,636,784)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	1,262,364,012	3,520,208,488
Reinvestment of distributions	116,158,113	314,723,706
Cost of shares reacquired	(1,885,415,160)	(4,854,904,041)
Net decrease in net assets resulting from capital share transactions	(506,893,035)	(1,019,971,847)
Net decrease in net assets	(535,023,860)	(1,202,358,114)
NET ASSETS:
Beginning of period	$7,447,247,073	$8,649,605,187
End of period	$6,912,223,213	$7,447,247,073
Distributions in excess of net investment income	$(3,025,427)	$(2,952,402)

See Notes to Financial Statements.	203

Statements of Changes in Net Assets (continued)

	High Yield Fund
	For the Six Months
	Ended May 31, 2015	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	November 30, 2014
Operations:
Net investment income	$111,101,918	$179,908,415
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(4,191,975)	84,691,806
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	45,762,633	(90,306,372)
Net increase in net assets resulting from operations	152,672,576	174,293,849
Distributions to shareholders from:
Net investment income
Class A	(26,893,231)	(54,714,437)
Class B	(240,852)	(616,383)
Class C	(8,563,230)	(17,114,257)
Class F	(18,464,353)	(26,288,964)
Class I	(63,917,764)	(90,883,949)
Class P	(28,762)	(87,965)
Class R2	(118,509)	(286,244)
Class R3	(1,000,244)	(1,738,195)
Net realized gain
Class A	(18,502,163)	(28,726,127)
Class B	(231,137)	(444,152)
Class C	(7,391,241)	(10,505,509)
Class F	(12,470,634)	(13,416,030)
Class I	(45,464,650)	(39,914,001)
Class P	(22,657)	(50,993)
Class R2	(101,188)	(161,318)
Class R3	(787,757)	(985,577)
Total distributions to shareholders	(204,198,372)	(285,934,101)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	1,359,191,714	2,974,683,418
Reinvestment of distributions	188,999,956	252,387,774
Cost of shares reacquired	(1,175,206,089)	(1,714,227,446)
Net increase in net assets resulting from capital share transactions	372,985,581	1,512,843,746
Net increase in net assets	321,459,785	1,401,203,494
NET ASSETS:
Beginning of period	$4,181,325,557	$2,780,122,063
End of period	$4,502,785,342	$4,181,325,557
Distributions in excess of net investment income	$(10,449,842)	$(2,324,815)

204	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Income Fund
	For the Six Months
	Ended May 31, 2015	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	November 30, 2014
Operations:
Net investment income	$38,735,066	$68,983,317
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(7,941,984)	32,626,763
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(18,016,304)	41,753,694
Net increase in net assets resulting from operations	12,776,778	143,363,774
Distributions to shareholders from:
Net investment income
Class A	(25,674,252)	(49,927,688)
Class B	(145,073)	(379,421)
Class C	(6,119,607)	(12,563,879)
Class F	(11,281,608)	(16,110,292)
Class I	(3,169,707)	(5,650,901)
Class R2	(95,189)	(164,581)
Class R3	(1,171,631)	(1,768,650)
Net realized gain
Class A	(5,674,198)	(16,287,238)
Class B	(42,310)	(164,902)
Class C	(1,587,393)	(4,932,956)
Class F	(2,308,309)	(4,380,342)
Class I	(652,716)	(1,420,439)
Class R2	(23,194)	(50,278)
Class R3	(256,548)	(474,725)
Total distributions to shareholders	(58,201,735)	(114,276,292)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	464,790,373	777,277,597
Reinvestment of distributions	48,867,245	95,008,560
Cost of shares reacquired	(351,872,281)	(606,009,605)
Net increase in net assets resulting from capital share transactions	161,785,337	266,276,552
Net increase in net assets	116,360,380	295,364,034
NET ASSETS:
Beginning of period	$2,102,105,667	$1,806,741,633
End of period	$2,218,466,047	$2,102,105,667
Distributions in excess of net investment income	$(12,979,316)	$(4,057,315)

See Notes to Financial Statements.	205

Statements of Changes in Net Assets (continued)

	Inflation Focused Fund
	For the Six Months
	Ended May 31, 2015	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2014
Operations:

Net investment income	$9,002,183	$18,809,676
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(14,303,069)	1,841,831
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(12,229,035)	(48,464,530)
Net decrease in net assets resulting from operations	(17,529,921)	(27,813,023)
Distributions to shareholders from:

Net investment income
Class A	(8,046,794)	(16,462,119)
Class C	(1,427,453)	(3,576,540)
Class F	(4,933,985)	(10,620,797)
Class I	(2,159,022)	(3,371,516)
Class R2	(6,020)	(8,210)
Class R3	(3,615)	(5,027)
Total distributions to shareholders	(16,576,889)	(34,044,209)
Capital share transactions (See Note 13):

Net proceeds from sales of shares	269,231,467	710,805,051
Reinvestment of distributions	13,498,234	27,702,318
Cost of shares reacquired	(338,445,973)	(656,553,266)
Net increase (decrease) in net assets resulting from capital share transactions	(55,716,272)	81,954,103
Net increase (decrease) in net assets	(89,823,082)	20,096,871
NET ASSETS:

Beginning of period	$947,976,117	$927,879,246
End of period	$858,153,035	$947,976,117
Undistributed (distributions in excess of) net investment income	$(7,238,439)	$336,267

206	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
	For the Six Months
	Ended May 31, 2015	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2014
Operations:

Net investment income	$401,279,040	$756,094,528
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(106,777,980)	144,828,398
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	21,835,612	(175,564,183)
Net increase in net assets resulting from operations	316,336,672	725,358,743
Distributions to shareholders from:

Net investment income
Class A	(241,665,699)	(492,101,765)
Class B	(374,552)	(832,082)
Class C	(125,073,872)	(242,747,287)
Class F	(228,702,355)	(391,559,355)
Class I	(87,998,726)	(138,731,715)
Class R2	(333,662)	(573,630)
Class R3	(2,772,797)	(4,349,339)
Net realized gain
Class A	–	(17,674,782)
Class B	–	(41,940)
Class C	–	(10,740,752)
Class F	–	(12,228,198)
Class I	–	(4,311,091)
Class R2	–	(18,850)
Class R3	–	(152,877)
Total distributions to shareholders	(686,921,663)	(1,316,063,663)
Capital share transactions (Net of share conversions) (See Note 13):

Net proceeds from sales of shares	6,921,199,863	19,126,625,581
Reinvestment of distributions	556,350,551	1,064,143,330
Cost of shares reacquired	(9,184,520,653)	(15,683,285,935)
Net increase (decrease) in net assets resulting from capital share transactions	(1,706,970,239)	4,507,482,976
Net increase (decrease) in net assets	(2,077,555,230)	3,916,778,056
NET ASSETS:

Beginning of period	$37,968,542,228	$34,051,764,172
End of period	$35,890,986,998	$37,968,542,228
Undistributed (distributions in excess of) net investment income	$(278,533,721)	$7,108,902

See Notes to Financial Statements.	207

Financial Highlights

CONVERTIBLE FUND

	Class A Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.59		$13.66	$11.12	$10.33	$11.24	$10.30
Investment operations:
Net investment income(a)	.08		.14	.18	.23	.28	.33
Net realized and unrealized gain (loss)	.45		.98	2.63	.85	(.82)	1.08
Total from investment operations	.53		1.12	2.81	1.08	(.54)	1.41
Distributions to shareholders from:
Net investment income	(.23)		(.29)	(.27)	(.29)	(.37)	(.47)
Net realized gain	(1.32)		(.90)	–	–	–	–
Total distributions	(1.55)		(1.19)	(.27)	(.29)	(.37)	(.47)
Net asset value, end of period	$12.57		$13.59	$13.66	$11.12	$10.33	$11.24
Total Return(b)	4.39	%(c)	8.99%	25.74%	10.62%	(5.07)%	14.12%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.53	%(c)	1.06%	1.06%	1.07%	.99%	1.41%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.53	%(c)	1.06%	1.06%	1.07%	.99%	1.41%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.11%	1.12%	1.13%	.99%	1.41%
Net investment income	.68	%(c)	1.09%	1.42%	2.14%	2.43%	3.05%

Supplemental Data:
Net assets, end of period (000)	$140,341		$171,401	$113,956	$59,728	$74,497	$80,399
Portfolio turnover rate	94.80	%(c)	174.32%	160.16%	92.34%	64.09%	47.60%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

208	See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class B Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.57		$13.63	$11.09	$10.30	$11.20	$10.27
Investment operations:
Net investment income(a)	.03		.04	.08	.15	.20	.26
Net realized and unrealized gain (loss)	.45		.98	2.63	.84	(.82)	1.07
Total from investment operations	.48		1.02	2.71	.99	(.62)	1.33
Distributions to shareholders from:
Net investment income	(.18)		(.18)	(.17)	(.20)	(.28)	(.40)
Net realized gain	(1.32)		(.90)	–	–	–	–
Total distributions	(1.50)		(1.08)	(.17)	(.20)	(.28)	(.40)
Net asset value, end of period	$12.55		$13.57	$13.63	$11.09	$10.30	$11.20
Total Return(b)	3.98	%(c)	8.17%	24.76%	9.67%	(5.78)%	13.30%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.93	%(c)	1.86%	1.86%	1.87%	1.75%	2.05%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.93	%(c)	1.86%	1.86%	1.87%	1.75%	2.05%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.94	%(c)	1.91%	1.91%	1.93%	1.75%	2.05%
Net investment income	.28	%(c)	.27%	.67%	1.35%	1.71%	2.42%

Supplemental Data:
Net assets, end of period (000)	$1,935		$2,351	$2,950	$3,127	$5,243	$8,915
Portfolio turnover rate	94.80	%(c)	174.32%	160.16%	92.34%	64.09%	47.60%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	209

Financial Highlights (continued)

CONVERTIBLE FUND

	Class C Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.52		$13.59	$11.06	$10.28	$11.18	$10.25
Investment operations:
Net investment income(a)	.04		.06	.10	.16	.21	.26
Net realized and unrealized gain (loss)	.44		.98	2.63	.84	(.81)	1.08
Total from investment operations	.48		1.04	2.73	1.00	(.60)	1.34
Distributions to shareholders from:
Net investment income	(.19)		(.21)	(.20)	(.22)	(.30)	(.41)
Net realized gain	(1.32)		(.90)	–	–	–	–
Total distributions	(1.51)		(1.11)	(.20)	(.22)	(.30)	(.41)
Net asset value, end of period	$12.49		$13.52	$13.59	$11.06	$10.28	$11.18
Total Return(b)	4.01	%(c)	8.36%	25.02%	9.86%	(5.62)%	13.34%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.86	%(c)	1.71%	1.68%	1.70%	1.64%	2.05%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.86	%(c)	1.71%	1.68%	1.70%	1.64%	2.05%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.87	%(c)	1.76%	1.73%	1.76%	1.64%	2.05%
Net investment income	.35	%(c)	.44%	.82%	1.51%	1.81%	2.41%

Supplemental Data:
Net assets, end of period (000)	$65,381		$68,685	$58,045	$42,636	$50,035	$55,798
Portfolio turnover rate	94.80	%(c)	174.32%	160.16%	92.34%	64.09%	47.60%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

210	See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class F Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.60		$13.66	$11.12	$10.33	$11.24	$10.31
Investment operations:
Net investment income(a)	.09		.16	.19	.24	.29	.35
Net realized and unrealized gain (loss)	.43		.99	2.63	.85	(.81)	1.08
Total from investment operations	.52		1.15	2.82	1.09	(.52)	1.43
Distributions to shareholders from:
Net investment income	(.23)		(.31)	(.28)	(.30)	(.39)	(.50)
Net realized gain	(1.32)		(.90)	–	–	–	–
Total distributions	(1.55)		(1.21)	(.28)	(.30)	(.39)	(.50)
Net asset value, end of period	$12.57		$13.60	$13.66	$11.12	$10.33	$11.24
Total Return(b)	4.38	%(c)	9.18%	25.86%	10.74%	(4.92)%	14.29%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.48	%(c)	.96%	.96%	.96%	.86%	1.17%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.48	%(c)	.96%	.96%	.96%	.86%	1.17%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.49	%(c)	1.01%	1.02%	1.03%	.86%	1.17%
Net investment income	.73	%(c)	1.19%	1.50%	2.24%	2.55%	3.30%

Supplemental Data:
Net assets, end of period (000)	$124,619		$132,982	$75,696	$36,060	$34,227	$31,141
Portfolio turnover rate	94.80	%(c)	174.32%	160.16%	92.34%	64.09%	47.60%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	211

Financial Highlights (continued)

CONVERTIBLE FUND

	Class I Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.65		$13.71	$11.16	$10.37	$11.28	$10.34
Investment operations:
Net investment income(a)	.10		.17	.20	.25	.30	.36
Net realized and unrealized gain (loss)	.44		.99	2.65	.85	(.81)	1.09
Total from investment operations	.54		1.16	2.85	1.10	(.51)	1.45
Distributions to shareholders from:
Net investment income	(.24)		(.32)	(.30)	(.31)	(.40)	(.51)
Net realized gain	(1.32)		(.90)	–	–	–	–
Total distributions	(1.56)		(1.22)	(.30)	(.31)	(.40)	(.51)
Net asset value, end of period	$12.63		$13.65	$13.71	$11.16	$10.37	$11.28
Total Return(b)	4.48	%(c)	9.24%	25.98%	10.81%	(4.81)%	14.46%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	.86%	.86%	.86%	.80%	1.02%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.86%	.86%	.86%	.80%	1.02%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(c)	.91%	.92%	.93%	.80%	1.02%
Net investment income	.78	%(c)	1.30%	1.64%	2.33%	2.68%	3.41%

Supplemental Data:
Net assets, end of period (000)	$508,865		$466,537	$364,317	$292,323	$156,799	$102,611
Portfolio turnover rate	94.80	%(c)	174.32%	160.16%	92.34%	64.09%	47.60%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

212	See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class P Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.75		$13.80	$11.23	$10.44	$11.33	$10.38
Investment operations:
Net investment income(a)	.08		.11	.15	.21	.29	.32
Net realized and unrealized gain (loss)	.45		1.00	2.66	.85	(.86)	1.09
Total from investment operations	.53		1.11	2.81	1.06	(.57)	1.41
Distributions to shareholders from:
Net investment income	(.22)		(.26)	(.24)	(.27)	(.32)	(.46)
Net realized gain	(1.32)		(.90)	–	–	–	–
Total distributions	(1.54)		(1.16)	(.24)	(.27)	(.32)	(.46)
Net asset value, end of period	$12.74		$13.75	$13.80	$11.23	$10.44	$11.33
Total Return(b)	4.32	%(c)	8.77%	25.45%	10.24%	(5.23)%	13.99%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.61	%(c)	1.31%	1.30%	1.31%	1.06%	1.51%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.61	%(c)	1.31%	1.30%	1.31%	1.06%	1.51%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.36%	1.36%	1.37%	1.06%	1.51%
Net investment income	.61	%(c)	.84%	1.18%	1.90%	2.45%	2.96%

Supplemental Data:
Net assets, end of period (000)	$59		$51	$43	$29	$26	$94
Portfolio turnover rate	94.80	%(c)	174.32%	160.16%	92.34%	64.09%	47.60%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	213

Financial Highlights (continued)

CONVERTIBLE FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.73		$13.78	$11.22	$10.43	$11.34	$10.40
Investment operations:
Net investment income(a)	.06		.09	.12	.19	.23	.29
Net realized and unrealized gain (loss)	.44		1.00	2.66	.85	(.80)	1.10
Total from investment operations	.50		1.09	2.78	1.04	(.57)	1.39
Distributions to shareholders from:
Net investment income	(.20)		(.24)	(.22)	(.25)	(.34)	(.45)
Net realized gain	(1.32)		(.90)	–	–	–	–
Total distributions	(1.52)		(1.14)	(.22)	(.25)	(.34)	(.45)
Net asset value, end of period	$12.71		$13.73	$13.78	$11.22	$10.43	$11.34
Total Return(b)	4.13	%(c)	8.65%	25.19%	10.14%	(5.30)%	13.68%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.73	%(c)	1.46%	1.45%	1.46%	1.38%	1.63%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.73	%(c)	1.46%	1.45%	1.46%	1.38%	1.63%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.51%	1.52%	1.52%	1.38%	1.63%
Net investment income	.46	%(c)	.70%	.99%	1.72%	2.06%	2.68%

Supplemental Data:
Net assets, end of period (000)	$280		$380	$161	$90	$53	$21
Portfolio turnover rate	94.80	%(c)	174.32%	160.16%	92.34%	64.09%	47.60%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

214	See Notes to Financial Statements.

Financial Highlights (concluded)

CONVERTIBLE FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.55		$13.62	$11.09	$10.31	$11.21	$10.28
Investment operations:
Net investment income(a)	.07		.10	.14	.20	.25	.31
Net realized and unrealized gain (loss)	.43		.99	2.63	.84	(.81)	1.08
Total from investment operations	.50		1.09	2.77	1.04	(.56)	1.39
Distributions to shareholders from:
Net investment income	(.21)		(.26)	(.24)	(.26)	(.34)	(.46)
Net realized gain	(1.32)		(.90)	–	–	–	–
Total distributions	(1.53)		(1.16)	(.24)	(.26)	(.34)	(.46)
Net asset value, end of period	$12.52		$13.55	$13.62	$11.09	$10.31	$11.21
Total Return(b)	4.19	%(c)	8.73%	25.38%	10.24%	(5.25)%	13.90%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68	%(c)	1.36%	1.35%	1.36%	1.27%	1.57%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.68	%(c)	1.36%	1.35%	1.36%	1.27%	1.57%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.69	%(c)	1.41%	1.41%	1.42%	1.27%	1.57%
Net investment income	.54	%(c)	.79%	1.11%	1.85%	2.18%	2.90%

Supplemental Data:
Net assets, end of period (000)	$3,401		$3,143	$1,924	$915	$740	$821
Portfolio turnover rate	94.80	%(c)	174.32%	160.16%	92.34%	64.09%	47.60%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	215

Financial Highlights

FLOATING RATE FUND

	Class A Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$9.30		$9.51	$9.37	$8.98	$9.33	$9.07
Investment operations:
Net investment income(a)	.20		.43	.43	.49	.45	.47
Net realized and unrealized gain (loss)	(.02)		(.19)	.16	.39	(.30)	.34
Total from investment operations	.18		.24	.59	.88	.15	.81
Distributions to shareholders from:
Net investment income	(.20)		(.43)	(.45)	(.49)	(.45)	(.48)
Net realized gain	–		(.02)	–	–	(.05)	(.07)
Total distributions	(.20)		(.45)	(.45)	(.49)	(.50)	(.55)
Net asset value, end of period	$9.28		$9.30	$9.51	$9.37	$8.98	$9.33
Total Return(b)	1.96	%(c)	2.54%	6.36%	9.99%	1.65%	9.17%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.40	%(c)	.80%	.80%	.81%	.82%	.83%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.40	%(c)	.80%	.80%	.81%	.82%	.83%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.40	%(c)	.80%	.80%	.81%	.82%	.85%
Net investment income	2.16	%(c)	4.57%	4.55%	5.27%	4.86%	5.10%

Supplemental Data:
Net assets, end of period (000)	$2,580,043		$2,856,709	$3,585,657	$1,406,702	$1,151,105	$1,104,145
Portfolio turnover rate	35.51	%(c)	91.11%	87.52%	81.48%	93.56%	46.48%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

216	See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class C Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$9.31		$9.51	$9.38	$8.98	$9.34	$9.07
Investment operations:
Net investment income(a)	.17		.37	.37	.43	.38	.40
Net realized and unrealized gain (loss)	(.03)		(.18)	.14	.40	(.31)	.35
Total from investment operations	.14		.19	.51	.83	.07	.75
Distributions to shareholders from:
Net investment income	(.17)		(.37)	(.38)	(.43)	(.38)	(.41)
Net realized gain	–		(.02)	–	–	(.05)	(.07)
Total distributions	(.17)		(.39)	(.38)	(.43)	(.43)	(.48)
Net asset value, end of period	$9.28		$9.31	$9.51	$9.38	$8.98	$9.34
Total Return(b)	1.53	%(c)	1.95%	5.57%	9.39%	.79%	8.46%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.72	%(c)	1.49%	1.45%	1.48%	1.56%	1.60%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.72	%(c)	1.49%	1.45%	1.48%	1.56%	1.60%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.72	%(c)	1.49%	1.45%	1.48%	1.56%	1.61%
Net investment income	1.84	%(c)	3.89%	3.94%	4.62%	4.14%	4.32%

Supplemental Data:
Net assets, end of period (000)	$1,596,186		$1,740,187	$1,864,537	$952,176	$882,233	$691,302
Portfolio turnover rate	35.51	%(c)	91.11%	87.52%	81.48%	93.56%	46.48%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	217

Financial Highlights (continued)

FLOATING RATE FUND

	Class F Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$9.29		$9.50	$9.36	$8.97	$9.32	$9.06
Investment operations:
Net investment income(a)	.20		.44	.44	.50	.46	.48
Net realized and unrealized gain (loss)	(.02)		(.19)	.15	.39	(.30)	.34
Total from investment operations	.18		.25	.59	.89	.16	.82
Distributions to shareholders from:
Net investment income	(.20)		(.44)	(.45)	(.50)	(.46)	(.49)
Net realized gain	–		(.02)	–	–	(.05)	(.07)
Total distributions	(.20)		(.46)	(.45)	(.50)	(.51)	(.56)
Net asset value, end of period	$9.27		$9.29	$9.50	$9.36	$8.97	$9.32
Total Return(b)	2.01	%(c)	2.64%	6.47%	10.11%	1.74%	9.30%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.35	%(c)	.70%	.70%	.71%	.72%	.72%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.35	%(c)	.70%	.70%	.71%	.72%	.72%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(c)	.70%	.70%	.71%	.72%	.74%
Net investment income	2.21	%(c)	4.67%	4.64%	5.37%	4.96%	5.20%

Supplemental Data:
Net assets, end of period (000)	$2,142,519		$2,387,227	$2,591,702	$930,578	$718,553	$674,403
Portfolio turnover rate	35.51	%(c)	91.11%	87.52%	81.48%	93.56%	46.48%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

218	See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class I Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$9.31		$9.51	$9.38	$8.98	$9.34	$9.07
Investment operations:
Net investment income(a)	.21		.45	.45	.51	.47	.50
Net realized and unrealized gain (loss)	(.03)		(.18)	.14	.40	(.31)	.35
Total from investment operations	.18		.27	.59	.91	.16	.85
Distributions to shareholders from:
Net investment income	(.21)		(.45)	(.46)	(.51)	(.47)	(.51)
Net realized gain	–		(.02)	–	–	(.05)	(.07)
Total distributions	(.21)		(.47)	(.46)	(.51)	(.52)	(.58)
Net asset value, end of period	$9.28		$9.31	$9.51	$9.38	$8.98	$9.34
Total Return(b)	1.95	%(c)	2.85%	6.46%	10.32%	1.74%	9.58%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(c)	.60%	.60%	.62%	.63%	.62%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.30	%(c)	.60%	.60%	.62%	.63%	.62%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.30	%(c)	.60%	.60%	.62%	.63%	.64%
Net investment income	2.25	%(c)	4.76%	4.76%	5.48%	5.09%	5.42%

Supplemental Data:
Net assets, end of period (000)	$566,770		$435,250	$593,427	$211,974	$224,241	$141,380
Portfolio turnover rate	35.51	%(c)	91.11%	87.52%	81.48%	93.56%	46.48%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	219

Financial Highlights (continued)

FLOATING RATE FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$9.31		$9.52	$9.38	$8.99	$9.34	$9.07
Investment operations:
Net investment income(a)	.18		.40	.40	.45	.42	.49
Net realized and unrealized gain (loss)	(.02)		(.19)	.15	.39	(.30)	.35
Total from investment operations	.16		.21	.55	.84	.12	.84
Distributions to shareholders from:
Net investment income	(.18)		(.40)	(.41)	(.45)	(.42)	(.50)
Net realized gain	–		(.02)	–	–	(.05)	(.07)
Total distributions	(.18)		(.42)	(.41)	(.45)	(.47)	(.57)
Net asset value, end of period	$9.29		$9.31	$9.52	$9.38	$8.99	$9.34
Total Return(b)	1.76	%(c)	2.14%	5.85%	9.68%	1.25%	9.48%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.21%	1.21%	.76%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.21%	1.21%	.76%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.21%	1.21%	.80%
Net investment income	1.96	%(c)	4.19%	4.24%	4.90%	4.45%	5.32%

Supplemental Data:
Net assets, end of period (000)	$558		$670	$601	$346	$82	$12
Portfolio turnover rate	35.51	%(c)	91.11%	87.52%	81.48%	93.56%	46.48%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

220	See Notes to Financial Statements.

Financial Highlights (concluded)

FLOATING RATE FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$9.31		$9.51	$9.37	$8.98	$9.34	$9.07
Investment operations:
Net investment income(a)	.19		.41	.40	.46	.43	.45
Net realized and unrealized gain (loss)	(.03)		(.19)	.16	.39	(.31)	.35
Total from investment operations	.16		.22	.56	.85	.12	.80
Distributions to shareholders from:
Net investment income	(.19)		(.40)	(.42)	(.46)	(.43)	(.46)
Net realized gain	–		(.02)	–	–	(.05)	(.07)
Total distributions	(.19)		(.42)	(.42)	(.46)	(.48)	(.53)
Net asset value, end of period	$9.28		$9.31	$9.51	$9.37	$8.98	$9.34
Total Return(b)	1.70	%(c)	2.35%	5.96%	9.79%	1.25%	9.06%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(c)	1.10%	1.10%	1.12%	1.13%	1.13%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.10%	1.10%	1.12%	1.13%	1.13%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.10%	1.10%	1.12%	1.13%	1.15%
Net investment income	2.01	%(c)	4.32%	4.24%	5.00%	4.64%	4.87%

Supplemental Data:
Net assets, end of period (000)	$26,147		$27,205	$13,680	$2,629	$1,192	$424
Portfolio turnover rate	35.51	%(c)	91.11%	87.52%	81.48%	93.56%	46.48%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	221

Financial Highlights

HIGH YIELD FUND

	Class A Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.79		$8.05	$7.95	$7.32	$7.69	$7.22
Investment operations:
Net investment income(a)	.20		.43	.49	.53	.55	.61
Net realized and unrealized gain (loss)	.06		.04	.31	.70	(.34)	.49
Total from investment operations	.26		.47	.80	1.23	.21	1.10
Distributions to shareholders from:
Net investment income	(.21)		(.46)	(.52)	(.55)	(.58)	(.63)
Net realized gain	(.17)		(.27)	(.18)	(.05)	–	–
Total distributions	(.38)		(.73)	(.70)	(.60)	(.58)	(.63)
Net asset value, end of period	$7.67		$7.79	$8.05	$7.95	$7.32	$7.69
Total Return(b)	3.57	%(c)	6.06%	10.52%	17.41%	2.52%	15.79%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and 12b-1 distribution fees reimbursed	.45	%(c)	.94%	.95%	.96%	.97%	.98%
Expenses, including expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.45	%(c)	.94%	.95%	.96%	.97%	.98%
Expenses, excluding expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.45	%(c)	.94%	.95%	.96%	1.01%	1.16%
Net investment income	2.61	%(c)	5.42%	6.18%	6.83%	7.11%	8.06%

Supplemental Data:
Net assets, end of period (000)	$1,089,491		$922,139	$841,494	$785,546	$527,449	$422,609
Portfolio turnover rate	41.43	%(c)	102.43%	107.96%	105.74%	112.24%	87.78%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

222	See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class B Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.75		$8.02	$7.92	$7.29	$7.66	$7.19
Investment operations:
Net investment income(a)	.17		.37	.43	.47	.49	.55
Net realized and unrealized gain (loss)	.07		.02	.30	.70	(.35)	.49
Total from investment operations	.24		.39	.73	1.17	.14	1.04
Distributions to shareholders from:
Net investment income	(.18)		(.39)	(.45)	(.49)	(.51)	(.57)
Net realized gain	(.17)		(.27)	(.18)	(.05)	–	–
Total distributions	(.35)		(.66)	(.63)	(.54)	(.51)	(.57)
Net asset value, end of period	$7.64		$7.75	$8.02	$7.92	$7.29	$7.66
Total Return(b)	3.30	%(c)	5.10%	9.67%	16.39%	1.85%	14.92%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.85	%(c)	1.74%	1.75%	1.76%	1.77%	1.78%
Expenses, including expense reductions and management fee waived	.85	%(c)	1.74%	1.75%	1.76%	1.77%	1.78%
Expenses, excluding expense reductions and management fee waived	.85	%(c)	1.74%	1.75%	1.76%	1.78%	1.82%
Net investment income	2.24	%(c)	4.67%	5.43%	6.10%	6.38%	7.36%

Supplemental Data:
Net assets, end of period (000)	$9,220		$10,682	$13,348	$16,382	$17,620	$25,815
Portfolio turnover rate	41.43	%(c)	102.43%	107.96%	105.74%	112.24%	87.78%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	223

Financial Highlights (continued)

HIGH YIELD FUND

	Class C Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.75		$8.01	$7.91	$7.29	$7.66	$7.18
Investment operations:
Net investment income(a)	.17		.38	.44	.47	.49	.54
Net realized and unrealized gain (loss)	.07		.04	.30	.69	(.34)	.51
Total from investment operations	.24		.42	.74	1.16	.15	1.05
Distributions to shareholders from:
Net investment income	(.19)		(.41)	(.46)	(.49)	(.52)	(.57)
Net realized gain	(.17)		(.27)	(.18)	(.05)	–	–
Total distributions	(.36)		(.68)	(.64)	(.54)	(.52)	(.57)
Net asset value, end of period	$7.63		$7.75	$8.01	$7.91	$7.29	$7.66
Total Return(b)	3.24	%(c)	5.38%	9.81%	16.53%	1.78%	14.90%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.78	%(c)	1.59%	1.62%	1.64%	1.68%	1.78%
Expenses, including expense reductions and management fee waived	.78	%(c)	1.59%	1.62%	1.64%	1.68%	1.78%
Expenses, excluding expense reductions and management fee waived	.78	%(c)	1.59%	1.62%	1.64%	1.70%	1.81%
Net investment income	2.30	%(c)	4.78%	5.52%	6.15%	6.41%	7.21%

Supplemental Data:
Net assets, end of period (000)	$361,936		$345,738	$312,747	$295,309	$182,994	$136,810
Portfolio turnover rate	41.43	%(c)	102.43%	107.96%	105.74%	112.24%	87.78%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

224	See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class F Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.78		$8.04	$7.94	$7.32	$7.68	$7.21
Investment operations:
Net investment income(a)	.20		.43	.50	.53	.55	.60
Net realized and unrealized gain (loss)	.07		.05	.30	.70	(.33)	.51
Total from investment operations	.27		.48	.80	1.23	.22	1.11
Distributions to shareholders from:
Net investment income	(.22)		(.47)	(.52)	(.56)	(.58)	(.64)
Net realized gain	(.17)		(.27)	(.18)	(.05)	–	–
Total distributions	(.39)		(.74)	(.70)	(.61)	(.58)	(.64)
Net asset value, end of period	$7.66		$7.78	$8.04	$7.94	$7.32	$7.68
Total Return(b)	3.62	%(c)	6.16%	10.63%	17.38%	2.74%	15.88%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.40	%(c)	.85%	.85%	.86%	.87%	.88%
Expenses, including expense reductions and management fee waived	.40	%(c)	.85%	.85%	.86%	.87%	.88%
Expenses, excluding expense reductions and management fee waived	.40	%(c)	.85%	.85%	.86%	.89%	.91%
Net investment income	2.66	%(c)	5.47%	6.27%	6.93%	7.20%	7.88%

Supplemental Data:
Net assets, end of period (000)	$749,298		$602,252	$394,913	$340,845	$207,689	$121,144
Portfolio turnover rate	41.43	%(c)	102.43%	107.96%	105.74%	112.24%	87.78%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	225

Financial Highlights (continued)

HIGH YIELD FUND

	Class I Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.82		$8.08	$7.98	$7.35	$7.73	$7.25
Investment operations:
Net investment income(a)	.21		.44	.51	.55	.57	.63
Net realized and unrealized gain (loss)	.06		.05	.30	.70	(.36)	.50
Total from investment operations	.27		.49	.81	1.25	.21	1.13
Distributions to shareholders from:
Net investment income	(.22)		(.48)	(.53)	(.57)	(.59)	(.65)
Net realized gain	(.17)		(.27)	(.18)	(.05)	–	–
Total distributions	(.39)		(.75)	(.71)	(.62)	(.59)	(.65)
Net asset value, end of period	$7.70		$7.82	$8.08	$7.98	$7.35	$7.73
Total Return(b)	3.67	%(c)	6.27%	10.73%	17.61%	2.63%	16.16%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.35	%(c)	.75%	.75%	.76%	.77%	.78%
Expenses, including expense reductions and management fee waived	.35	%(c)	.75%	.75%	.76%	.77%	.78%
Expenses, excluding expense reductions and management fee waived	.35	%(c)	.75%	.75%	.76%	.78%	.81%
Net investment income	2.73	%(c)	5.57%	6.37%	7.06%	7.34%	8.30%

Supplemental Data:
Net assets, end of period (000)	$2,246,216		$2,259,001	$1,180,830	$821,545	$657,158	$508,348
Portfolio turnover rate	41.43	%(c)	102.43%	107.96%	105.74%	112.24%	87.78%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

226	See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class P Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.89		$8.16	$8.05	$7.42	$7.79	$7.31
Investment operations:
Net investment income(a)	.19		.42	.48	.52	.54	.60
Net realized and unrealized gain (loss)	.08		.03	.31	.70	(.34)	.50
Total from investment operations	.27		.45	.79	1.22	.20	1.10
Distributions to shareholders from:
Net investment income	(.21)		(.45)	(.50)	(.54)	(.57)	(.62)
Net realized gain	(.17)		(.27)	(.18)	(.05)	–	–
Total distributions	(.38)		(.72)	(.68)	(.59)	(.57)	(.62)
Net asset value, end of period	$7.78		$7.89	$8.16	$8.05	$7.42	$7.79
Total Return(b)	3.57	%(c)	5.68%	10.21%	17.15%	2.35%	15.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.58	%(c)	1.19%	1.20%	1.21%	1.22%	1.23%
Expenses, including expense reductions and management fee waived	.58	%(c)	1.19%	1.20%	1.21%	1.22%	1.23%
Expenses, excluding expense reductions and management fee waived	.58	%(c)	1.19%	1.20%	1.21%	1.24%	1.26%
Net investment income	2.51	%(c)	5.20%	5.95%	6.62%	6.91%	7.84%

Supplemental Data:
Net assets, end of period (000)	$1,110		$1,603	$1,555	$1,399	$1,088	$936
Portfolio turnover rate	41.43	%(c)	102.43%	107.96%	105.74%	112.24%	87.78%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	227

Financial Highlights (continued)

HIGH YIELD FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.83		$8.10	$8.00	$7.37	$7.74	$7.26
Investment operations:
Net investment income(a)	.19		.40	.46	.50	.53	.58
Net realized and unrealized gain (loss)	.07		.03	.31	.70	(.35)	.51
Total from investment operations	.26		.43	.77	1.20	.18	1.09
Distributions to shareholders from:
Net investment income	(.20)		(.43)	(.49)	(.52)	(.55)	(.61)
Net realized gain	(.17)		(.27)	(.18)	(.05)	–	–
Total distributions	(.37)		(.70)	(.67)	(.57)	(.55)	(.61)
Net asset value, end of period	$7.72		$7.83	$8.10	$8.00	$7.37	$7.74
Total Return(b)	3.50	%(c)	5.52%	10.07%	16.90%	2.17%	15.48%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.65	%(c)	1.34%	1.35%	1.36%	1.37%	1.38%
Expenses, including expense reductions and management fee waived	.65	%(c)	1.34%	1.35%	1.36%	1.37%	1.38%
Expenses, excluding expense reductions and management fee waived	.65	%(c)	1.34%	1.35%	1.36%	1.39%	1.41%
Net investment income	2.44	%(c)	5.06%	5.78%	6.48%	6.77%	7.64%

Supplemental Data:
Net assets, end of period (000)	$4,680		$4,742	$4,967	$3,471	$3,012	$1,953
Portfolio turnover rate	41.43	%(c)	102.43%	107.96%	105.74%	112.24%	87.78%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

228	See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.83		$8.10	$7.99	$7.36	$7.74	$7.26
Investment operations:
Net investment income(a)	.19		.41	.47	.51	.53	.58
Net realized and unrealized gain (loss)	.06		.03	.32	.70	(.35)	.51
Total from investment operations	.25		.44	.79	1.21	.18	1.09
Distributions to shareholders from:
Net investment income	(.20)		(.44)	(.50)	(.53)	(.56)	(.61)
Net realized gain	(.17)		(.27)	(.18)	(.05)	–	–
Total distributions	(.37)		(.71)	(.68)	(.58)	(.56)	(.61)
Net asset value, end of period	$7.71		$7.83	$8.10	$7.99	$7.36	$7.74
Total Return(b)	3.42	%(c)	5.63%	10.18%	17.02%	2.27%	15.58%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.60	%(c)	1.24%	1.25%	1.26%	1.27%	1.28%
Expenses, including expense reductions and management fee waived	.60	%(c)	1.24%	1.25%	1.26%	1.27%	1.28%
Expenses, excluding expense reductions and management fee waived	.60	%(c)	1.24%	1.25%	1.26%	1.29%	1.31%
Net investment income	2.48	%(c)	5.14%	5.89%	6.57%	6.86%	7.70%

Supplemental Data:
Net assets, end of period (000)	$40,835		$35,169	$30,268	$21,540	$14,542	$7,602
Portfolio turnover rate	41.43	%(c)	102.43%	107.96%	105.74%	112.24%	87.78%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	229

Financial Highlights

INCOME FUND

	Class A Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$2.92		$2.87	$3.04	$2.84	$2.86	$2.73
Investment operations:
Net investment income(a)	.05		.11	.11	.12	.14	.15
Net realized and unrealized gain (loss)	(.04)		.12	(.09)	.25	(.01)	.14
Total from investment operations	.01		.23	.02	.37	.13	.29
Distributions to shareholders from:
Net investment income	(.06)		(.14)	(.14)	(.15)	(.15)	(.16)
Net realized gain	(.01)		(.04)	(.05)	(.02)	–	–
Total distributions	(.07)		(.18)	(.19)	(.17)	(.15)	(.16)
Net asset value, end of period	$2.86		$2.92	$2.87	$3.04	$2.84	$2.86
Total Return(b)	.65	%(c)	8.36%	.82%	13.38%	4.64%	10.87%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.39	%(c)	.78%	.78%	.80%	.87%	.90%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.39	%(c)	.78%	.78%	.80%	.87%	.90%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(c)	.88%	.88%	.87%	.87%	.90%
Net investment income	1.81	%(c)	3.80%	3.88%	4.20%	4.72%	5.34%

Supplemental Data:
Net assets, end of period (000)	$1,159,229		$1,152,324	$1,062,485	$1,163,458	$771,559	$688,876
Portfolio turnover rate	83.12	%(c)	211.63%	272.37%	265.29%	149.28%	158.33%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

230	See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class B Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$2.92		$2.87	$3.04	$2.84	$2.86	$2.73
Investment operations:
Net investment income(a)	.04		.09	.09	.10	.11	.13
Net realized and unrealized gain (loss)	(.04)		.12	(.09)	.24	– (b)	.14
Total from investment operations	–		.21	–	.34	.11	.27
Distributions to shareholders from:
Net investment income	(.05)		(.12)	(.12)	(.12)	(.13)	(.14)
Net realized gain	(.01)		(.04)	(.05)	(.02)	–	–
Total distributions	(.06)		(.16)	(.17)	(.14)	(.13)	(.14)
Net asset value, end of period	$2.86		$2.92	$2.87	$3.04	$2.84	$2.86
Total Return(c)	.25	%(d)	7.50%	.02%	12.50%	3.82%	10.03%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.79	%(d)	1.58%	1.58%	1.60%	1.67%	1.68%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.79	%(d)	1.58%	1.58%	1.60%	1.67%	1.68%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.84	%(d)	1.68%	1.68%	1.67%	1.67%	1.68%
Net investment income	1.42	%(d)	3.02%	3.09%	3.46%	3.95%	4.62%

Supplemental Data:
Net assets, end of period (000)	$7,029		$8,511	$10,691	$14,751	$16,213	$21,806
Portfolio turnover rate	83.12	%(d)	211.63%	272.37%	265.29%	149.28%	158.33%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	231

Financial Highlights (continued)

INCOME FUND

	Class C Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$2.93		$2.88	$3.05	$2.85	$2.87	$2.74
Investment operations:
Net investment income(a)	.04		.09	.09	.10	.12	.13
Net realized and unrealized gain (loss)	(.03)		.12	(.09)	.25	(.01)	.13
Total from investment operations	.01		.21	–	.35	.11	.26
Distributions to shareholders from:
Net investment income	(.06)		(.12)	(.12)	(.13)	(.13)	(.13)
Net realized gain	(.01)		(.04)	(.05)	(.02)	–	–
Total distributions	(.07)		(.16)	(.17)	(.15)	(.13)	(.13)
Net asset value, end of period	$2.87		$2.93	$2.88	$3.05	$2.85	$2.87
Total Return(b)	.34	%(c)	7.65%	.14%	12.60%	3.94%	10.09%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.70	%(c)	1.43%	1.46%	1.46%	1.55%	1.58%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.70	%(c)	1.43%	1.46%	1.46%	1.55%	1.58%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.53%	1.56%	1.53%	1.55%	1.59%
Net investment income	1.49	%(c)	3.16%	3.20%	3.52%	4.04%	4.60%

Supplemental Data:
Net assets, end of period (000)	$321,929		$316,854	$323,028	$380,364	$215,051	$172,083
Portfolio turnover rate	83.12	%(c)	211.63%	272.37%	265.29%	149.28%	158.33%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

232	See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class F Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$2.92		$2.87	$3.04	$2.83	$2.86	$2.73
Investment operations:
Net investment income(a)	.05		.11	.12	.13	.14	.15
Net realized and unrealized gain (loss)	(.03)		.12	(.09)	.25	(.02)	.14
Total from investment operations	.02		.23	.03	.38	.12	.29
Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.15)	(.15)	(.15)	(.16)
Net realized gain	(.01)		(.04)	(.05)	(.02)	–	–
Total distributions	(.08)		(.18)	(.20)	(.17)	(.15)	(.16)
Net asset value, end of period	$2.86		$2.92	$2.87	$3.04	$2.83	$2.86
Total Return(b)	.69	%(c)	8.46%	.92%	13.48%	4.73%	10.98%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.34	%(c)	.68%	.68%	.70%	.77%	.77%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.34	%(c)	.68%	.68%	.70%	.77%	.77%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.39	%(c)	.78%	.78%	.77%	.77%	.77%
Net investment income	1.85	%(c)	3.86%	3.97%	4.25%	4.76%	5.29%

Supplemental Data:
Net assets, end of period (000)	$530,302		$437,545	$288,858	$469,257	$199,531	$100,874
Portfolio turnover rate	83.12	%(c)	211.63%	272.37%	265.29%	149.28%	158.33%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	233

Financial Highlights (continued)

INCOME FUND

	Class I Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$2.92		$2.87	$3.04	$2.84	$2.85	$2.72
Investment operations:
Net investment income(a)	.05		.12	.12	.13	.14	.15
Net realized and unrealized gain (loss)	(.03)		.11	(.09)	.24	.01	.14
Total from investment operations	.02		.23	.03	.37	.15	.29
Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.15)	(.15)	(.16)	(.16)
Net realized gain	(.01)		(.04)	(.05)	(.02)	–	–
Total distributions	(.08)		(.18)	(.20)	(.17)	(.16)	(.16)
Net asset value, end of period	$2.86		$2.92	$2.87	$3.04	$2.84	$2.85
Total Return(b)	.74	%(c)	8.57%	1.02%	13.60%	5.20%	11.12%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.29	%(c)	.58%	.58%	.60%	.67%	.68%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.29	%(c)	.58%	.58%	.60%	.67%	.68%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(c)	.68%	.68%	.67%	.67%	.68%
Net investment income	1.90	%(c)	3.98%	4.08%	4.41%	4.88%	5.47%

Supplemental Data:
Net assets, end of period (000)	$133,122		$132,086	$89,227	$83,794	$49,234	$21,101
Portfolio turnover rate	83.12	%(c)	211.63%	272.37%	265.29%	149.28%	158.33%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

234	See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$2.95		$2.90	$3.07	$2.86	$2.88	$2.75
Investment operations:
Net investment income(a)	.05		.10	.10	.11	.13	.16
Net realized and unrealized gain (loss)	(.04)		.12	(.09)	.26	(.01)	.14
Total from investment operations	.01		.22	.01	.37	.12	.30
Distributions to shareholders from:
Net investment income	(.06)		(.13)	(.13)	(.14)	(.14)	(.17)
Net realized gain	(.01)		(.04)	(.05)	(.02)	–	–
Total distributions	(.07)		(.17)	(.18)	(.16)	(.14)	(.17)
Net asset value, end of period	$2.89		$2.95	$2.90	$3.07	$2.86	$2.88
Total Return(b)	.47	%(c)	7.90%	.47%	13.25%	4.24%	11.03%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.59	%(c)	1.18%	1.18%	1.18%	1.27%	.72%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.59	%(c)	1.18%	1.18%	1.18%	1.27%	.72%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.64	%(c)	1.28%	1.28%	1.27%	1.27%	.73%
Net investment income	1.61	%(c)	3.39%	3.49%	3.71%	4.37%	5.54%

Supplemental Data:
Net assets, end of period (000)	$4,701		$4,704	$2,831	$1,248	$314	$13
Portfolio turnover rate	83.12	%(c)	211.63%	272.37%	265.29%	149.28%	158.33%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	235

Financial Highlights (concluded)

INCOME FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$2.93		$2.88	$3.05	$2.85	$2.87	$2.73
Investment operations:
Net investment income(a)	.05		.10	.11	.12	.13	.14
Net realized and unrealized gain (loss)	(.04)		.12	(.09)	.24	(.01)	.15
Total from investment operations	.01		.22	.02	.36	.12	.29
Distributions to shareholders from:
Net investment income	(.06)		(.13)	(.14)	(.14)	(.14)	(.15)
Net realized gain	(.01)		(.04)	(.05)	(.02)	–	–
Total distributions	(.07)		(.17)	(.19)	(.16)	(.14)	(.15)
Net asset value, end of period	$2.87		$2.93	$2.88	$3.05	$2.85	$2.87
Total Return(b)	.50	%(c)	8.04%	.55%	13.05%	4.36%	10.97%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.54	%(c)	1.08%	1.08%	1.07%	1.15%	1.17%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.08%	1.08%	1.07%	1.15%	1.17%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59	%(c)	1.18%	1.18%	1.16%	1.15%	1.18%
Net investment income	1.66	%(c)	3.49%	3.61%	3.87%	4.43%	4.83%

Supplemental Data:
Net assets, end of period (000)	$62,154		$50,081	$29,622	$14,927	$3,231	$1,340
Portfolio turnover rate	83.12	%(c)	211.63%	272.37%	265.29%	149.28%	158.33%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

236	See Notes to Financial Statements.

Financial Highlights

INFLATION FOCUSED FUND

	Class A Shares
	Six Months
	Ended					4/20/2011
	5/31/2015		Year Ended 11/30			to
	(unaudited)		2014	2013	2012	11/30/2011(a)
Per Share Operating Performance
Net asset value, beginning of period	$13.33		$14.18	$14.92	$14.31	$15.00
Investment operations:
Net investment income(b)	.14		.29	.27	.34	.22
Net realized and unrealized gain (loss)	(.38)		(.63)	(.51)	.83	(.56)
Total from investment operations	(.24)		(.34)	(.24)	1.17	(.34)
Distributions to shareholders from:
Net investment income	(.26)		(.51)	(.50)	(.56)	(.35)
Net asset value, end of period	$12.83		$13.33	$14.18	$14.92	$14.31
Total Return(c)	(1.81	)%(d)	(2.47)%	(1.60)%	8.33%	(2.26	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.37	%(d)	.75%	.75%	.75%	.78	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.37	%(d)	.75%	.75%	.75%	.78	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(d)	.83%	.78%	.76%	1.02	%(e)
Net investment income	1.09	%(d)	2.04%	1.87%	2.31%	2.30	%(e)

Supplemental Data:
Net assets, end of period (000)	$407,250		$438,684	$460,665	$275,039	$101,695
Portfolio turnover rate	62.03	%(d)	79.03%	75.69%	90.15%	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	237

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class C Shares
	Six Months
	Ended					4/20/2011
	5/31/2015		Year Ended 11/30			to
	(unaudited)		2014	2013	2012	11/30/2011(a)
Per Share Operating Performance
Net asset value, beginning of period	$13.35		$14.21	$14.94	$14.33	$15.00
Investment operations:
Net investment income(b)	.10		.19	.16	.22	.16
Net realized and unrealized gain (loss)	(.39)		(.63)	(.49)	.84	(.56)
Total from investment operations	(.29)		(.44)	(.33)	1.06	(.40)
Distributions to shareholders from:
Net investment income	(.22)		(.42)	(.40)	(.45)	(.27)
Net asset value, end of period	$12.84		$13.35	$14.21	$14.94	$14.33
Total Return(c)	(2.18	)%(d)	(3.20)%	(2.27)%	7.49%	(2.65	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.69	%(d)	1.45%	1.50%	1.53%	1.49	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.69	%(d)	1.45%	1.50%	1.53%	1.49	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.78	%(d)	1.54%	1.53%	1.54%	1.66	%(e)
Net investment income	.78	%(d)	1.36%	1.12%	1.52%	1.68	%(e)

Supplemental Data:
Net assets, end of period (000)	$77,097		$100,136	$139,952	$70,624	$17,226
Portfolio turnover rate	62.03	%(d)	79.03%	75.69%	90.15%	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

238	See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class F Shares
	Six Months
	Ended					4/20/2011
	5/31/2015		Year Ended 11/30			to
	(unaudited)		2014	2013	2012	11/30/2011(a)
Per Share Operating Performance
Net asset value, beginning of period	$13.34		$14.20	$14.93	$14.32	$15.00
Investment operations:
Net investment income(b)	.15		.30	.29	.34	.23
Net realized and unrealized gain (loss)	(.39)		(.63)	(.50)	.84	(.55)
Total from investment operations	(.24)		(.33)	(.21)	1.18	(.32)
Distributions to shareholders from:
Net investment income	(.26)		(.53)	(.52)	(.57)	(.36)
Net asset value, end of period	$12.84		$13.34	$14.20	$14.93	$14.32
Total Return(c)	(1.76	)%(d)	(2.44)%	(1.44)%	8.43%	(2.17	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.33	%(d)	.65%	.65%	.65%	.64	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.33	%(d)	.65%	.65%	.65%	.64	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.41	%(d)	.75%	.68%	.66%	.83	%(e)
Net investment income	1.13	%(d)	2.15%	1.96%	2.35%	2.52	%(e)

Supplemental Data:
Net assets, end of period (000)	$231,278		$324,163	$264,244	$153,471	$15,124
Portfolio turnover rate	62.03	%(d)	79.03%	75.69%	90.15%	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	239

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class I Shares
	Six Months
	Ended					4/20/2011
	5/31/2015		Year Ended 11/30			to
	(unaudited)		2014	2013	2012	11/30/2011(a)
Per Share Operating Performance
Net asset value, beginning of period	$13.33		$14.18	$14.92	$14.30	$15.00
Investment operations:
Net investment income(b)	.15		.31	.30	.36	.25
Net realized and unrealized gain (loss)	(.38)		(.62)	(.51)	.85	(.57)
Total from investment operations	(.23)		(.31)	(.21)	1.21	(.32)
Distributions to shareholders from:
Net investment income	(.27)		(.54)	(.53)	(.59)	(.38)
Net asset value, end of period	$12.83		$13.33	$14.18	$14.92	$14.30
Total Return(c)	(1.71	)%(d)	(2.27)%	(1.42)%	8.64%	(2.17	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.27	%(d)	.55%	.55%	.55%	.57	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.27	%(d)	.55%	.55%	.55%	.57	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.37	%(d)	.64%	.59%	.56%	.85	%(e)
Net investment income	1.18	%(d)	2.25%	2.08%	2.49%	2.63	%(e)

Supplemental Data:
Net assets, end of period (000)	$141,916		$84,472	$62,716	$9,055	$1,159
Portfolio turnover rate	62.03	%(d)	79.03%	75.69%	90.15%	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

240	See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class R2 Shares
	Six Months
	Ended					4/20/2011
	5/31/2015		Year Ended 11/30			to
	(unaudited)		2014	2013	2012	11/30/2011(a)
Per Share Operating Performance
Net asset value, end of period	$13.32		$14.18	$14.92	$14.31	$15.00
Investment operations:
Net investment income(b)	.12		.24	.22	.36	.18
Net realized and unrealized gain (loss)	(.39)		(.64)	(.51)	.84	(.54)
Total from investment operations	(.27)		(.40)	(.29)	1.20	(.36)
Distributions to shareholders from:
Net investment income	(.23)		(.46)	(.45)	(.59)	(.33)
Net asset value, end of period	$12.82		$13.32	$14.18	$14.92	$14.31
Total Return(c)	(2.00	)%(d)	(2.92)%	(1.98)%	8.56%	(2.42	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(d)	1.15%	1.13%	.64%	1.29	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.15%	1.13%	.64%	1.29	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.66	%(d)	1.25%	1.18%	1.09%	6.08	%(e)
Net investment income	.90	%(d)	1.68%	1.55%	2.47%	1.70	%(e)

Supplemental Data:
Net assets, end of period (000)	$364		$319	$194	$29	$10
Portfolio turnover rate	62.03	%(d)	79.03%	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	241

Financial Highlights (concluded)

INFLATION FOCUSED FUND

	Class R3 Shares
	Six Months
	Ended					4/20/2011
	5/31/2015		Year Ended 11/30			to
	(unaudited)		2014	2013	2012	11/30/2011(a)
Per Share Operating Performance
Net asset value, beginning of period	$13.33		$14.18	$14.92	$14.31	$15.00
Investment operations:
Net investment income(b)	.12		.25	.23	.34	.19
Net realized and unrealized gain (loss)	(.39)		(.63)	(.51)	.83	(.54)
Total from investment operations	(.27)		(.38)	(.28)	1.17	(.35)
Distributions to shareholders from:
Net investment income	(.24)		(.47)	(.46)	(.56)	(.34)
Net asset value, end of period	$12.82		$13.33	$14.18	$14.92	$14.31
Total Return(c)	(2.02	)%(d)	(2.75)%	(1.89)%	8.37%	(2.36	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.52	%(d)	1.05%	1.04%	.82%	1.19	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.52	%(d)	1.05%	1.04%	.82%	1.19	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.61	%(d)	1.15%	1.09%	1.05%	5.98	%(e)
Net investment income	.94	%(d)	1.78%	1.62%	2.31%	1.80	%(e)

Supplemental Data:
Net assets, end of period (000)	$248		$202	$108	$28	$10
Portfolio turnover rate	62.03	%(d)	79.03%	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

242	See Notes to Financial Statements.

Financial Highlights

SHORT DURATION INCOME FUND

	Class A Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$4.50		$4.57	$4.65	$4.53	$4.64	$4.57
Investment operations:
Net investment income(a)	.05		.10	.11	.13	.15	.17
Net realized and unrealized gain (loss)	—	(b)	.01	(.02)	.18	(.03)	.12
Total from investment operations	.05		.11	.09	.31	.12	.29
Distributions to shareholders from:
Net investment income	(.09)		(.17)	(.17)	(.19)	(.20)	(.20)
Net realized gain	—		(.01)	— (b)	—	(.03)	(.02)
Total distributions	(.09)		(.18)	(.17)	(.19)	(.23)	(.22)
Net asset value, end of period	$4.46		$4.50	$4.57	$4.65	$4.53	$4.64
Total Return(c)	1.04	%(d)	2.30%	1.98%	6.91%	2.58%	6.38%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.29	%(d)	.59%	.58%	.59%	.59%	.60%
Expenses, including expense reductions and expenses reimbursed	.29	%(d)	.59%	.58%	.58%	.59%	.60%
Expenses, excluding expense reductions and expenses reimbursed	.29	%(d)	.59%	.58%	.59%	.59%	.60%
Net investment income	1.14	%(d)	2.23%	2.29%	2.84%	3.18%	3.63%

Supplemental Data:
Net assets, end of period (000)	$12,262,679		$13,157,575	$13,290,303	$11,281,965	$7,174,057	$5,280,795
Portfolio turnover rate	26.98	%(d)	59.63%	71.14%	92.83%	113.45%	143.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	243

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class B Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$4.50		$4.58	$4.65	$4.53	$4.65	$4.58
Investment operations:
Net investment income(a)	.03		.07	.07	.10	.11	.14
Net realized and unrealized gain (loss)	—	(b)	(.01)	(.01)	.17	(.03)	.11
Total from investment operations	.03		.06	.06	.27	.08	.25
Distributions to shareholders from:
Net investment income	(.07)		(.13)	(.13)	(.15)	(.17)	(.16)
Net realized gain	—		(.01)	— (b)	—	(.03)	(.02)
Total distributions	(.07)		(.14)	(.13)	(.15)	(.20)	(.18)
Net asset value, end of period	$4.46		$4.50	$4.58	$4.65	$4.53	$4.65
Total Return(c)	.64	%(d)	1.27%	1.40%	6.07%	1.56%	5.56%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.69	%(d)	1.39%	1.38%	1.39%	1.39%	1.40%
Expenses, including expense reductions and expenses reimbursed	.69	%(d)	1.39%	1.38%	1.39%	1.39%	1.40%
Expenses, excluding expense reductions and expenses reimbursed	.69	%(d)	1.39%	1.38%	1.39%	1.39%	1.40%
Net investment income	.75	%(d)	1.45%	1.51%	2.11%	2.42%	2.94%

Supplemental Data:
Net assets,end of period (000)	$22,598		$25,984	$31,667	$38,596	$42,947	$49,948
Portfolio turnover rate	26.98	%(d)	59.63%	71.14%	92.83%	113.45%	143.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

244	See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class C Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$4.53		$4.60	$4.67	$4.55	$4.67	$4.60
Investment operations:
Net investment income(a)	.04		.07	.07	.10	.11	.13
Net realized and unrealized gain (loss)	(.02)		.01	— (b)	.18	(.03)	.13
Total from investment operations	.02		.08	.07	.28	.08	.26
Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.14)	(.16)	(.17)	(.17)
Net realized gain	—		(.01)	— (b)	—	(.03)	(.02)
Total distributions	(.07)		(.15)	(.14)	(.16)	(.20)	(.19)
Net asset value, end of period	$4.48		$4.53	$4.60	$4.67	$4.55	$4.67
Total Return(c)	.50	%(d)	1.63%	1.51%	6.17%	1.63%	5.55%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.62	%(d)	1.26%	1.27%	1.27%	1.32%	1.37%
Expenses, including expense reductions and expenses reimbursed	.62	%(d)	1.26%	1.27%	1.27%	1.32%	1.37%
Expenses, excluding expense reductions and expenses reimbursed	.62	%(d)	1.26%	1.27%	1.27%	1.32%	1.37%
Net investment income	.82	%(d)	1.57%	1.60%	2.16%	2.46%	2.85%

Supplemental Data:
Net assets, end of period (000)	$7,598,479		$8,058,228	$8,127,184	$7,254,175	$4,608,098	$3,499,490
Portfolio turnover rate	26.98	%(d)	59.63%	71.14%	92.83%	113.45%	143.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	245

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class F Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$4.50		$4.57	$4.64	$4.52	$4.64	$4.57
Investment operations:
Net investment income(a)	.05		.11	.11	.13	.15	.17
Net realized and unrealized gain (loss)	(.01)		—	(.01)	.18	(.03)	.12
Total from investment operations	.04		.11	.10	.31	.12	.29
Distributions to shareholders from:
Net investment income	(.09)		(.17)	(.17)	(.19)	(.21)	(.20)
Net realized gain	—		(.01)	— (b)	—	(.03)	(.02)
Total distributions	(.09)		(.18)	(.17)	(.19)	(.24)	(.22)
Net asset value, end of period	$4.45		$4.50	$4.57	$4.64	$4.52	$4.64
Total Return(c)	.86	%(d)	2.40%	2.30%	7.02%	2.45%	6.48%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.24	%(d)	.49%	.48%	.49%	.49%	.50%
Expenses, including expense reductions and expenses reimbursed	.24	%(d)	.49%	.48%	.49%	.49%	.50%
Expenses, excluding expense reductions and expenses reimbursed	.24	%(d)	.49%	.48%	.49%	.49%	.50%
Net investment income	1.19	%(d)	2.33%	2.38%	2.93%	3.27%	3.70%

Supplemental Data:
Net assets, end of period (000)	$11,386,830		$12,099,079	$9,140,966	$7,293,545	$3,853,610	$2,382,845
Portfolio turnover rate	26.98	%(d)	59.63%	71.14%	92.83%	113.45%	143.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

246	See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class I Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$4.50		$4.57	$4.64	$4.52	$4.64	$4.57
Investment operations:
Net investment income(a)	.06		.11	.11	.14	.15	.18
Net realized and unrealized gain (loss)	(.02)		.01	— (b)	.18	(.03)	.12
Total from investment operations	.04		.12	.11	.32	.12	.30
Distributions to shareholders from:
Net investment income	(.09)		(.18)	(.18)	(.20)	(.21)	(.21)
Net realized gain	—		(.01)	— (b)	—	(.03)	(.02)
Total distributions	(.09)		(.19)	(.18)	(.20)	(.24)	(.23)
Net asset value, end of period	$4.45		$4.50	$4.57	$4.64	$4.52	$4.64
Total Return(c)	.91	%(d)	2.50%	2.40%	7.12%	2.55%	6.59%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.19	%(d)	.39%	.39%	.39%	.39%	.40%
Expenses, including expense reductions and expenses reimbursed	.19	%(d)	.39%	.39%	.39%	.39%	.40%
Expenses, excluding expense reductions and expenses reimbursed	.19	%(d)	.39%	.39%	.39%	.39%	.40%
Net investment income	1.24	%(d)	2.42%	2.47%	2.99%	3.35%	3.82%

Supplemental Data:
Net assets, end of period (000)	$4,426,996		$4,461,188	$3,341,231	$1,888,389	$642,022	$252,030
Portfolio turnover rate	26.98	%(d)	59.63%	71.14%	92.83%	113.45%	143.47%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	247

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$4.50		$4.58	$4.65	$4.53	$4.64	$4.58
Investment operations:
Net investment income(a)	.04		.08	.09	.11	.13	.15
Net realized and unrealized gain (loss)	—	(b)	—	(.01)	.18	(.03)	.11
Total from investment operations	.04		.08	.08	.29	.10	.26
Distributions to shareholders from:
Net investment income	(.08)		(.15)	(.15)	(.17)	(.18)	(.18)
Net realized gain	—		(.01)	— (b)	—	(.03)	(.02)
Total distributions	(.08)		(.16)	(.15)	(.17)	(.21)	(.20)
Net asset value, end of period	$4.46		$4.50	$4.58	$4.65	$4.53	$4.64
Total Return(c)	.84	%(d)	1.68%	1.81%	6.49%	2.18%	5.73%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.49	%(d)	.99%	.98%	.99%	.99%	1.00%
Expenses, including expense reductions and expenses reimbursed	.49	%(d)	.99%	.98%	.99%	.99%	1.00%
Expenses, excluding expense reductions and expenses reimbursed	.49	%(d)	.99%	.98%	.99%	.99%	1.00%
Net investment income	.95	%(d)	1.84%	1.90%	2.45%	2.78%	3.21%

Supplemental Data:
Net assets, end of period (000)	$20,344		$19,241	$13,412	$10,575	$4,883	$1,613
Portfolio turnover rate	26.98	%(d)	59.63%	71.14%	92.83%	113.45%	143.47%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

248	See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION INCOME FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$4.50		$4.58	$4.65	$4.53	$4.65	$4.58
Investment operations:
Net investment income(a)	.04		.09	.09	.12	.13	.15
Net realized and unrealized gain (loss)	—	(b)	(.01)	— (b)	.18	(.03)	.13
Total from investment operations	.04		.08	.09	.30	.10	.28
Distributions to shareholders from:
Net investment income	(.08)		(.15)	(.16)	(.18)	(.19)	(.19)
Net realized gain	—		(.01)	— (b)	—	(.03)	(.02)
Total distributions	(.08)		(.16)	(.16)	(.18)	(.22)	(.21)
Net asset value, end of period	$4.46		$4.50	$4.58	$4.65	$4.53	$4.65
Total Return(c)	.89	%(d)	1.78%	1.91%	6.61%	2.09%	6.07%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.44	%(d)	.89%	.88%	.88%	.87%	.90%
Expenses, including expense reductions and expenses reimbursed	.44	%(d)	.89%	.88%	.88%	.87%	.90%
Expenses, excluding expense reductions and expenses reimbursed	.44	%(d)	.89%	.88%	.88%	.87%	.90%
Net investment income	1.00	%(d)	1.94%	2.00%	2.53%	2.94%	3.28%

Supplemental Data:
Net assets, end of period (000)	$173,061		$147,249	$107,003	$53,635	$17,885	$12,586
Portfolio turnover rate	26.98	%(d)	59.63%	71.14%	92.83%	113.45%	143.47%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	249

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of twelve funds. This report covers the following six funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes during the six months ended May 31, 2015:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, I, R2 and R3
Lord Abbett High Yield Fund (“High Yield Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Income Fund (“Income Fund”)	A, B, C, F, I, R2 and R3
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, I, R2 and R3
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, B, C, F, I, R2 and R3

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Income Fund and Short Duration Income Fund have not issued Class P shares. Effective June 30, 2015, each of the Funds issued and commenced operations of three share classes: Class R4, Class R5 and Class R6.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

250

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

251

Notes to Financial Statements (unaudited)(continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2011 through November 30, 2014. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars

252

Notes to Financial Statements (unaudited)(continued)

upon closing of such contracts is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

253

Notes to Financial Statements (unaudited)(continued)

(m)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(n)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of May 31, 2015, the following Funds had unfunded loan commitments:

Security Name		Fund Name

			Short
	High Yield	Income	Duration
	Fund	Fund	Income Fund
Informatica Corp. Bridge Term Loan	$4,058,000	$942,000	$ 15,058,000
Rite Aid Corp. Bridge Term Loan	11,250,000	2,100,000	35,400,000
Total	$15,308,000	$3,042,000	$ 50,458,000

254

Notes to Financial Statements (unaudited)(continued)

(o)	Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

(p)	Credit Default Swaps–High Yield Fund, Inflation Focused Fund and Short Duration Income Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, High Yield Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk

255

Notes to Financial Statements (unaudited)(continued)

may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(q)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(r)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

256

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund		Floating Rate Fund
First $1 billion	.70%	First $1 billion	.50%
Next $1 billion	.60%	Over $1 billion	.45%
Over $2 billion	.57%

High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

Income Fund
Effective April 1, 2015		Prior to April 1, 2015
First $2.5 billion	.50%	First $3 billion	.50%
Next $1.5 billion	.45%	Over $3 billion	.45%
Over $4 billion	.40%

Inflation Focused Fund		Short Duration Income Fund
First $2 billion	.40%	First $1 billion	.35%
Next $3 billion	.375%	Next $1 billion	.30%
Over $5 billion	.35%	Over $2 billion	.25%

For the six months ended May 31, 2015, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Convertible Fund	.67%
Floating Rate Fund	.46%
High Yield Fund	.54%
Income Fund	.41%
Inflation Focused Fund	.22%
Short Duration Income Fund	.25%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

During the six months ended May 31, 2015 and continuing through March 31, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

257

Notes to Financial Statements (unaudited)(continued)

Fund	Rate
Convertible Fund	.86%
High Yield	.78%
Income Fund	.58%
Inflation Focused Fund	.55%

All contractual fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

The Funds, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of May 31, 2015, the percentages of Convertible Fund’s, High Yield Fund’s and Short Duration Income Fund’s outstanding shares owned by each Fund of Funds were as follows:

	Underlying Funds
			Short
	Convertible	High Yield	Duration
Fund of Funds	Fund	Fund	Income Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	28.18%	11.23%	0.25%
Lord Abbett Multi-Asset Global Opportunity Fund	–	1.06%	0.01%
Lord Abbett Multi-Asset Growth Fund	–	6.49%	0.15%
Lord Abbett Multi-Asset Income Fund	31.12%	18.68%	1.70%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The 12b-1 fees each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2015:

258

Notes to Financial Statements (unaudited)(continued)

	Distributor	Dealers’
	Commissions	Concessions
Convertible Fund	$5,342	$33,141
Floating Rate Fund	89,629	540,462
High Yield Fund	52,170	321,740
Income Fund	65,115	340,708
Inflation Focused Fund	2,158	11,983
Short Duration Income Fund	484,220	3,041,222

Distributor received the following amount of CDSCs for the six months ended May 31, 2015:

	Class A	Class C
Convertible Fund	$23,738	$5,004
Floating Rate Fund	165,308	117,767
High Yield Fund	42,627	43,716
Income Fund	30,316	20,743
Inflation Focused Fund	1,037	5,417
Short Duration Income Fund	950,844	829,507

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2015 and fiscal year ended November 30, 2014 was as follows:

	Convertible Fund		Floating Rate Fund
	Six Months Ended		Six Months Ended
	5/31/2015	Year Ended	5/31/2015	Year Ended
	(unaudited)	11/30/2014	(unaudited)	11/30/2014
Distributions paid from:
Ordinary income	$ 61,712,680	$ 34,602,406	$ 144,512,386	$ 394,636,784
Net long-term capital gains	32,175,752	22,077,107	–	–
Total distributions paid	$ 93,888,432	$ 56,679,513	$ 144,512,386	$ 394,636,784

259

Notes to Financial Statements (unaudited)(continued)

	High Yield Fund		Income Fund
	Six Months Ended		Six Months Ended
	5/31/2015	Year Ended	5/31/2015	Year Ended
	(unaudited)	11/30/2014	(unaudited)	11/30/2014
Distributions paid from:
Ordinary income	$ 159,024,324	$ 242,358,308	$ 55,457,232	$ 86,565,412
Net long-term capital gains	45,174,048	43,575,793	2,744,503	27,710,880
Total distributions paid	$ 204,198,372	$ 285,934,101	$ 58,201,735	$ 114,276,292

	Inflation Focused Fund		Short Duration Income Fund
	Six Months Ended		Six Months Ended
	5/31/2015	Year Ended	5/31/2015	Year Ended
	(unaudited)	11/30/2014	(unaudited)	11/30/2014
Distributions paid from:
Ordinary income	$ 16,576,889	$ 34,044,209	$ 686,921,663	$1,280,174,813
Net long-term capital gains	–	–	–	35,888,850
Total distributions paid	$ 16,576,889	$ 34,044,209	$ 686,921,663	$1,316,063,663

As of November 30, 2014, the capital loss carryforwards, along with the related expiration dates, were as follows:

Indefinite
Floating Rate Fund	$4,225,324
Inflation Focused Fund	11,789,133
Short Duration Income Fund	163,572,232

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

As of May 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Floating Rate Fund	High Yield Fund
Tax cost	$822,488,257	$7,114,977,603	$4,512,961,330
Gross unrealized gain	48,739,365	36,069,237	113,840,563
Gross unrealized loss	(19,987,830)	(101,050,956)	(98,169,336)
Net unrealized security gain (loss)	$28,751,535	$(64,981,719)	$15,671,227

		Inflation	Short Duration
	Income Fund	Focused Fund	Income Fund
Tax cost	$2,253,456,809	$874,551,546	$36,283,853,003
Gross unrealized gain	36,861,432	4,328,130	214,337,657
Gross unrealized loss	(27,063,590)	(20,302,951)	(757,962,208)
Net unrealized security gain (loss)	$9,797,842	$(15,974,821)	$(543,624,551)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2015 were as follows:

260

Notes to Financial Statements (unaudited)(continued)

	U.S.	Non-U.S.	U.S.	Non-U.S.
	Government	Government	Government	Government
	Purchases*	Purchases	Sales*	Sales
Convertible Fund	$–	$751,537,716	$–	$767,604,154
Floating Rate Fund	–	2,345,972,627	–	2,906,756,331
High Yield Fund	–	2,128,778,018	–	1,710,361,562
Income Fund	1,086,045,791	853,235,631	1,167,005,418	633,879,639
Inflation Focused Fund	31,791,855	231,870,045	46,943,882	256,494,948
Short Duration Income Fund	1,331,240,477	8,149,588,813	1,245,239,216	8,801,671,304

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2015 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts for the six months ended May 31, 2015 (as described in note 2(h)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the six months ended May 31, 2015 (as described in note 2(o)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

High Yield Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps for the six months ended May 31, 2015 (as described in note 2(p)) for investment purposes, to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions

261

Notes to Financial Statements (unaudited)(continued)

in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into a total return swap during the six months ended May 31, 2015 (as described in note 2(q)) to obtain exposure to an issuer (the Reference Entity). Each Fund’s use of total return swaps involve the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and each Fund’s returns could be reduced as a result. Each Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of May 31, 2015, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Floating Rate Fund
		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$547,843
Futures Contracts(2)	$110,359	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$1,179,892
Futures Contracts(2)	$301,326	–

		High Yield Fund
		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Credit Default Swaps(4)	–	–	$302,357
Forward Foreign Currency Exchange Contracts(1)	–	$1,587,604	–
Futures Contracts(2)	$518,177	–	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$1,602,992	–

		Income Fund
		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$2,844,854
Futures Contracts(2)	$2,529,861	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$3,523,344
Futures Contracts(2)	$1,690,553	–

262

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund
		Foreign	Inflation
	Interest Rate	Currency	Linked	Credit
Asset Derivatives	Contracts	Contracts	Contracts	Contracts
CPI Swaps(5)	–	–	$10,670,083	–
Forward Foreign Currency Exchange Contracts(1)	–	$ 23,226	–	–
Futures Contracts(2)	$ 198,256	–	–	–

Liability Derivatives
CPI Swaps(6)	–	–	$105,620,135	–
Credit Default Swaps(7)	–	–	–	$ 18,349
Forward Foreign Currency Exchange Contracts(3)	–	$ 5,733	–	–
Futures Contracts(2)	$ 96,221	–	–	–

Short Duration Income Fund
Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$ 542,253	–
Futures Contracts(2)	$ 7,604,835	–	–

Liability Derivatives
Credit Default Swaps(7)	–	–	$ 646,891
Forward Foreign Currency Exchange Contracts(3)	–	$ 229,332	–
Futures Contracts(2)	$ 291,289	–	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Credit default swap agreement receivable, at fair value.
(5)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(6)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swaps.
(7)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.

263

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended May 31, 2015, were as follows:

	Convertible Fund	Floating Rate Fund
	Foreign	Interest	Foreign
	Currency	Rate	Currency
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$ 223,808	–	$ 14,848,330
Futures Contracts	–	$ (2,431,349)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$ (162,579)	–	$ (3,692,375)
Futures Contracts	–	$ 1,019,701	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$ 2,484,519	–	$ 139,056,869
Futures Contracts(4)	–	883	–

High Yield Fund
Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	–	–	$ 86,253
Forward Foreign Currency Exchange Contracts	–	$ 13,013,882	–
Futures Contracts	$ (769,227)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	–	–	$ 135,700
Forward Foreign Currency Exchange Contracts	–	$ (1,669,138)	–
Futures Contracts	$ 518,177	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$ 3,000,000
Forward Foreign Currency Exchange Contracts(3)	–	$ 185,074,191	–
Futures Contracts(4)	524	–	–

264

Notes to Financial Statements (unaudited)(continued)

Income Fund
Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	–	$ (14,171,975)	–
Futures Contracts	$ (443,341)	–	–
Total Returns Swaps	–	–	$ (45,395)
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	–	$ 4,040,165	–
Futures Contracts	$ 1,926,478	–	–
Total Returns Swaps	–	–	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	–	$ 296,485,741	–
Futures Contracts(4)	8,540	–	–
Total Returns Swaps(3)	–	–	$ 122,350

			Inflation Focused Fund
		Foreign	Inflation
	Interest Rate	Currency	Linked	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
CPI Swaps	–	–	$(10,675,223)	–
Credit Default Swaps	–	–	–	$7,868
Forward Foreign Currency
Exchange Contracts	–	$266,371	–	–
Futures Contracts	$695,278	–	–	–
Total Returns Swaps	–	–	–	$(5,642)
Net Change in Unrealized Appreciation/Depreciation(2)
CPI Swaps	–	–	$(12,415,140)	–
Credit Default Swaps	–	–	–	$13,748
Forward Foreign Currency
Exchange Contracts	–	$15,582	–	–
Futures Contracts	$(55,860)	–	–	–
Total Returns Swaps	–	–	–	–
Average Number of Contracts/Notional Amounts*
CPI Swaps(3)	–	–	$1,722,428,571	–
Credit Default Swaps(3)	–	–	–	$7,400,000
Forward Foreign Currency
Exchange Contracts(3)	–	$4,371,642	–	–
Futures Contracts(4)	1,211	–	–	–
Total Returns Swaps(3)	–	–	–	$15,219

265

Notes to Financial Statements (unaudited)(continued)

		Short Duration Income Fund
		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	–	–	$352,300
Forward Foreign Currency Exchange Contracts	–	$8,196,534	–
Futures Contracts	$26,204,885	–	–
Total Returns Swaps	–	–	$(784,262)
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	–	–	$584,787
Forward Foreign Currency Exchange Contracts	–	$203,884	–
Futures Contracts	$(2,298,946)	–	–
Total Returns Swaps	–	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$294,300,000
Forward Foreign Currency Exchange Contracts(3)	–	$139,689,532	–
Futures Contracts(4)	44,195	–	–
Total Returns Swaps(3)	–	–	$2,113,672
*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2015.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

266

Notes to Financial Statements (unaudited)(continued)

			Convertible Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$19,410,373	$–	$19,410,373
Total	$19,410,373	$–	$19,410,373

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$19,410,373	$–	$–	$(19,410,373)	$–
Total	$19,410,373	$–	$–	$(19,410,373)	$–

			Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$547,843	$–	$547,843
Repurchase Agreement	460,242,030	–	460,242,030
Total	$460,789,873	$–	$460,789,873

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$460,242,030	$–	$–	$(460,242,030)	$–
Morgan Stanley	528,929	(528,929)	–	–	–
UBS AG	18,914	(12,047)	–	–	6,867
Total	$460,789,873	$(540,976)	$–	$(460,242,030)	$6,867

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,179,892	$–	$1,179,892
Total	$1,179,892	$–	$1,179,892

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$1,167,845	$(528,929)	$–	$–	$638,916
UBS AG	12,047	(12,047)	–	–	–
Total	$1,179,892	$(540,976)	$–	$–	$638,916

267

Notes to Financial Statements (unaudited)(continued)

			High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swap	$302,357	$–	$302,357
Forward Foreign Currency Exchange Contracts	1,587,604	–	1,587,604
Repurchase Agreement	69,562,774	–	69,562,774
Total	$71,452,735	$–	$71,452,735

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Citibank	$302,357	$–	$(250,000)	$–	$52,357
Fixed Income Clearing Corp.	69,562,774	–	–	(69,562,774)	–
J.P. Morgan Chase	19,931	(19,931)	–	–	–
Morgan Stanley	1,548,759	(16,979)	(1,531,780)	–	–
UBS AG	18,914	–	–	–	18,914
Total	$71,452,735	$(36,910)	$(1,781,780)	$(69,562,774)	$71,271

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,602,992	$–	$1,602,992
Reverse Repurchase Agreement	3,198,281	–	3,198,281
Total	$4,801,273	$–	$4,801,273

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
J.P. Morgan Chase	$4,784,294	$(19,931)	$(1,940,000)	$(2,824,363)	$–
Morgan Stanley	16,979	(16,979)	–	–	–
Total	$4,801,273	$(36,910)	$(1,940,000)	$(2,824,363)	$–

			Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,844,854	$–	$2,844,854
Repurchase Agreement	78,253,227	–	78,253,227
Total	$81,098,081	$–	$81,098,081

268

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$228,357	$(228,357)	$–	$–	$–
Barclays Bank plc	377,534	(377,534)	–	–	–
Citibank	272,471	–	(255,000)	–	17,471
Deutsche Bank AG	78,709	(78,709)	–	–	–
Fixed Income Clearing Corp.	78,253,227	–	–	(78,253,227)	–
Goldman Sachs	72,343	(72,343)	–	–	–
J.P. Morgan Chase	1,444,756	(806,470)	(638,286)	–	–
Morgan Stanley	164,659	(164,659)	–	–	–
UBS AG	206,025	–	–	(206,025)	–
Total	$81,098,081	$(1,728,072)	$(893,286)	$(78,459,252)	$17,471

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,523,344	$–	$3,523,344
Total	$3,523,344	$–	$3,523,344

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$1,254,668	$(228,357)	$(1,000,000)	$–	$26,311
Barclays Bank plc	407,996	(377,534)	–	–	30,462
Deutsche Bank AG	120,461	(78,709)	–	–	41,752
Goldman Sachs	427,414	(72,343)	(355,071)	–	–
J.P. Morgan Chase	806,470	(806,470)	–	–	–
Morgan Stanley	506,335	(164,659)	(280,000)	–	61,676
Total	$3,523,344	$(1,728,072)	$(1,635,071)	$–	$160,201

			Inflation Focused Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
CPI Swaps	$10,670,083	$–	$10,670,083
Forward Foreign Currency Exchange Contracts	23,226	–	23,226
Repurchase Agreements	13,719,983	–	13,719,983
Total	$24,413,292	$–	$24,413,292

269

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$327,529	$(327,529)	$–	$–	$–
Barclays Bank plc	3,176,964	(3,176,964)	–	–	–
Credit Suisse	337,502	(337,502)	–	–	–
Deutsche Bank AG	2,895,092	(2,895,092)	–	–	–
Fixed Income Clearing Corp.	13,719,983	–	–	(13,719,983)	–
Goldman Sachs	3,471,571	(3,471,571)	–	–	–
J.P. Morgan Chase	466,097	(466,097)	–	–	–
Morgan Stanley	18,554	(18,554)	–	–	–
Total	$24,413,292	$(10,693,309)	$–	$(13,719,983)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
CPI Swaps	$105,620,135	$–	$105,620,135
Credit Default Swaps	18,349	–	18,349
Forward Foreign Currency Exchange Contracts	5,733	–	5,733
Total	$105,644,217	$–	$105,644,217

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$10,273,613	$(327,529)	$(9,946,084)	$–	$–
Barclays Bank plc	10,486,860	(3,176,964)	(7,309,896)	–	–
Credit Suisse	4,846,429	(337,502)	(4,508,927)	–	–
Deutsche Bank AG	34,478,782	(2,895,092)	(31,583,690)	–	–
Goldman Sachs	14,171,044	(3,471,571)	(10,699,473)	–	–
J.P. Morgan Chase	16,494,131	(466,097)	(16,028,034)	–	–
Morgan Stanley	4,297,668	(18,554)	(4,190,000)	–	89,114
Wells Fargo	10,595,690	–	(10,595,690)	–	–
Total	$105,644,217	$(10,693,309)	$(94,861,794)	$–	$89,114

			Short Duration Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$542,253	$–	$542,253
Repurchase Agreement	299,903,872	–	299,903,872
Total	$300,446,125	$–	$300,446,125

270

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$299,903,872	$–	$–	$(299,903,872)	$–
J.P. Morgan Chase	37,376	–	(37,376)	–	–
Morgan Stanley	504,877	(165,308)	(339,569)	–	–
Total	$300,446,125	$(165,308)	$(376,945)	$(299,903,872)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swaps	$646,891	$–	$646,891
Forward Foreign Currency Exchange Contracts	229,332	–	229,332
Total	$876,223	$–	$876,223

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$229,332	$–	$(229,332)	$–	$–
Credit Suisse	324,598	–	(324,598)	–	–
Goldman Sachs	156,985	–	(156,985)	–	–
Morgan Stanley	165,308	(165,308)	–	–	–
Total	$876,223	$(165,308)	$(710,915)	$–	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of May 31, 2015.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of May 31, 2015.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

271

Notes to Financial Statements (unaudited)(continued)

10.	LINE OF CREDIT

During the six months ended May 31, 2015, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for each Fund in Other expenses in the Statements of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended May 31, 2015, the Funds did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a

272

Notes to Financial Statements (unaudited)(continued)

Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

High Yield, Inflation Focused Fund and Short Duration Income Fund may invest in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government

273

Notes to Financial Statements (unaudited)(continued)

sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	May 31, 2015		Year Ended
Convertible Fund	(unaudited)		November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,374,374	$29,090,432	9,175,414	$121,208,389
Converted from Class B*	18,378	188,929	26,309	348,671
Reinvestment of distributions	1,220,668	14,745,604	787,616	10,000,405
Shares reacquired	(5,056,718)	(64,634,148)	(5,724,278)	(75,051,568)
Increase (decrease)	(1,443,298)	$(20,609,183)	4,265,061	$56,505,897

Class B Shares
Shares sold	1,544	$18,604	9,122	$121,374
Reinvestment of distributions	18,889	227,615	16,124	203,161
Shares reacquired	(21,103)	(295,652)	(42,092)	(550,415)
Converted to Class A*	(18,409)	(188,929)	(26,343)	(348,671)
Decrease	(19,079)	$(238,362)	(43,189)	$(574,551)

Class C Shares
Shares sold	547,805	$6,687,215	1,453,101	$19,066,787
Reinvestment of distributions	500,710	6,008,527	302,752	3,805,417
Shares reacquired	(894,527)	(10,919,874)	(945,902)	(12,407,394)
Increase	153,988	$1,775,868	809,951	$10,464,810

Class F Shares
Shares sold	4,029,219	$50,605,510	7,162,529	$94,729,466
Reinvestment of distributions	1,151,781	13,912,894	453,829	5,770,302
Shares reacquired	(5,047,998)	(61,956,149)	(3,377,107)	(44,670,070)
Increase	133,002	$2,562,255	4,239,251	$55,829,698

Class I Shares
Shares sold	2,667,810	$33,458,595	20,339,699	$267,138,117
Reinvestment of distributions	4,395,078	53,397,116	2,598,689	33,112,050
Shares reacquired	(947,006)	(11,554,300)	(15,341,351)	(205,761,196)
Increase	6,115,882	$75,301,411	7,597,037	$94,488,971

Class P Shares
Shares sold	433	$5,440	1,027	$13,798
Reinvestment of distributions	474	5,796	288	3,690
Shares reacquired	(10)	(121)	(727)	(9,620)
Increase	897	$11,115	588	$7,868

274

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	May 31, 2015		Year Ended
	(unaudited)		November 30, 2014
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	4,290	$52,723	21,151	$275,541
Reinvestment of distributions	132	1,607	87	1,118
Shares reacquired	(10,035)	(124,951)	(5,303)	(69,757)
Increase (decrease)	(5,613)	$(70,621)	15,935	$206,902

Class R3 Shares
Shares sold	55,974	$683,386	145,034	$1,919,290
Reinvestment of distributions	29,626	356,694	14,544	183,884
Shares reacquired	(45,988)	(559,992)	(68,885)	(904,501)
Increase	39,612	$480,088	90,693	$1,198,673

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

	Six Months Ended
	May 31, 2015		Year Ended
Floating Rate Fund	(unaudited)		November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	45,103,326	$416,498,830	141,717,796	$1,341,714,596
Reinvestment of distributions	5,333,880	49,230,806	15,162,964	143,169,891
Shares reacquired	(79,450,069)	(730,836,861)	(226,900,827)	(2,142,505,887)
Decrease	(29,012,863)	$(265,107,225)	(70,020,067)	$(657,621,400)

Class C Shares
Shares sold	12,340,823	$114,019,950	44,208,158	$418,953,991
Reinvestment of distributions	2,518,192	23,259,138	6,165,397	58,234,353
Shares reacquired	(29,874,402)	(275,311,691)	(59,389,770)	(560,561,665)
Decrease	(15,015,387)	$(138,032,603)	(9,016,215)	$(83,373,321)

Class F Shares
Shares sold	49,456,962	$455,681,303	154,083,759	$1,456,230,742
Reinvestment of distributions	3,822,928	35,252,903	9,697,936	91,409,289
Shares reacquired	(79,006,732)	(726,391,718)	(179,726,418)	(1,693,157,190)
Decrease	(25,726,842)	$(235,457,512)	(15,944,723)	$(145,517,159)

Class I Shares
Shares sold	29,330,745	$271,000,602	30,013,930	$283,837,904
Reinvestment of distributions	853,649	7,886,266	2,208,426	20,875,314
Shares reacquired	(15,888,560)	(146,120,760)	(47,832,128)	(452,351,089)
Increase (decrease)	14,295,834	$132,766,108	(15,609,772)	$(147,637,871)

Class R2 Shares
Shares sold	8,212	$75,804	28,549	$270,875
Reinvestment of distributions	1,415	13,080	3,174	29,983
Shares reacquired	(21,409)	(198,699)	(22,978)	(216,863)
Increase (decrease)	(11,782)	$(109,815)	8,745	$83,995

275

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	May 31, 2015		Year Ended
	(unaudited	)	November 30, 2014
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	551,377	$5,087,523	2,026,803	$19,200,380
Reinvestment of distributions	55,868	515,920	106,571	1,004,876
Shares reacquired	(713,592)	(6,555,431)	(648,100)	(6,111,347)
Increase (decrease)	(106,347)	$(951,988)	1,485,274	$14,093,909

	Six Months Ended
	May 31, 2015		Year Ended
High Yield Fund	(unaudited	)	November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	60,837,257	$459,308,786	104,690,235	$827,973,808
Converted from Class B*	19,919	150,955	110,698	873,757
Reinvestment of distributions	5,508,328	41,416,246	9,569,266	75,253,382
Shares reacquired	(42,750,626)	(322,819,481)	(100,475,900)	(794,122,464)
Increase	23,614,878	$178,056,506	13,894,299	$109,978,483

Class B Shares
Shares sold	54,317	$412,841	85,718	$673,203
Reinvestment of distributions	57,124	426,750	123,692	966,753
Shares reacquired	(261,777)	(1,973,444)	(385,350)	(3,033,840)
Converted to Class A*	(20,015)	(150,955)	(111,206)	(873,757)
Decrease	(170,351)	$(1,284,808)	(287,146)	$(2,267,641)

Class C Shares
Shares sold	8,561,939	$64,431,067	13,475,747	$106,056,718
Reinvestment of distributions	1,757,858	13,130,317	2,853,174	22,306,427
Shares reacquired	(7,512,111)	(56,423,957)	(10,739,929)	(84,426,876)
Increase	2,807,686	$21,137,427	5,588,992	$43,936,269

Class F Shares
Shares sold	42,267,065	$318,812,242	59,342,522	$468,331,587
Reinvestment of distributions	3,512,657	26,381,285	3,602,375	28,283,203
Shares reacquired	(25,404,960)	(191,752,891)	(34,619,499)	(271,864,455)
Increase	20,374,762	$153,440,636	28,325,398	$224,750,335

Class I Shares
Shares sold	66,693,001	$503,759,751	195,974,093	$1,552,881,968
Reinvestment of distributions	14,014,445	105,760,126	15,534,691	122,661,236
Shares reacquired	(77,994,913)	(593,554,769)	(68,708,117)	(545,111,961)
Increase	2,712,533	$15,965,108	142,800,667	$1,130,431,243

Class P Shares
Shares sold	12,622	$97,022	42,567	$341,973
Reinvestment of distributions	6,737	51,303	17,446	138,962
Shares reacquired	(79,658)	(621,711)	(47,481)	(380,824)
Increase (decrease)	(60,299)	$(473,386)	12,532	$100,111

276

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	May 31, 2015		Year Ended
	(unaudited	)	November 30, 2014
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	154,457	$1,174,619	353,433	$2,807,570
Reinvestment of distributions	6,706	50,701	8,173	64,683
Shares reacquired	(160,114)	(1,212,347)	(369,735)	(2,945,755)
Increase (decrease)	1,049	$12,973	(8,129)	$(73,502)

Class R3 Shares
Shares sold	1,468,906	$11,195,386	1,959,830	$15,616,591
Reinvestment of distributions	236,008	1,783,228	343,331	2,713,128
Shares reacquired	(902,660)	(6,847,489)	(1,551,366)	(12,341,271)
Increase	802,254	$6,131,125	751,795	$5,988,448

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

	Six Months Ended
	May 31, 2015		Year Ended
Income Fund	(unaudited	)	November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	63,416,374	$183,405,353	121,533,633	$354,795,497
Converted from Class B*	174,819	50,784	315,356	916,019
Reinvestment of distributions	9,399,374	27,091,782	20,122,536	58,099,405
Shares reacquired	(62,175,424)	(179,384,542)	(117,586,021)	(341,010,403)
Increase	10,815,143	$31,163,377	24,385,504	$72,800,518

Class B Shares
Shares sold	30,338	$87,798	114,731	$332,353
Reinvestment of distributions	54,551	157,302	160,990	464,578
Shares reacquired	(365,845)	(1,509,815)	(770,537)	(2,236,974)
Converted to Class A*	(174,727)	(50,784)	(315,097)	(916,019)
Decrease	(455,683)	$(1,315,499)	(809,913)	$(2,356,062)

Class C Shares
Shares sold	14,065,409	$40,742,407	20,763,150	$60,908,933
Reinvestment of distributions	2,169,750	6,278,009	4,843,642	14,040,982
Shares reacquired	(12,171,672)	(35,256,694)	(29,647,557)	(86,201,410)
Increase (decrease)	4,063,487	$11,763,722	(4,040,765)	$(11,251,495)

Class F Shares
Shares sold	63,368,622	$182,854,269	89,624,352	$261,901,328
Reinvestment of distributions	3,979,843	11,471,612	5,738,628	16,609,094
Shares reacquired	(31,736,495)	(91,483,637)	(46,184,969)	(133,806,373)
Increase	35,611,970	$102,842,244	49,178,011	$144,704,049

Class I Shares
Shares sold	12,816,591	$37,019,275	23,256,036	$67,328,537
Reinvestment of distributions	823,955	2,373,797	1,188,754	3,446,199
Shares reacquired	(12,315,721)	(35,384,872)	(10,310,841)	(30,045,594)
Increase	1,324,825	$4,008,200	14,133,949	$40,729,142

277

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	May 31, 2015		Year Ended
	(unaudited	)	November 30, 2014
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	336,568	$979,191	973,781	$2,864,320
Reinvestment of distributions	23,248	67,534	36,753	107,360
Shares reacquired	(326,974)	(951,385)	(391,857)	(1,152,332)
Increase	32,842	$95,340	618,677	$1,819,348

Class R3 Shares
Shares sold	6,807,328	$19,702,080	9,995,663	$29,146,629
Reinvestment of distributions	493,475	1,427,209	771,718	2,240,942
Shares reacquired	(2,732,596)	(7,901,336)	(3,964,441)	(11,556,519)
Increase	4,568,207	$13,227,953	6,802,940	$19,831,052

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

	Six Months Ended
	May 31, 2015		Year Ended
Inflation Focused Fund	(unaudited	)	November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,662,765	$85,878,916	22,957,756	$320,026,727
Reinvestment of distributions	569,356	7,331,950	1,054,293	14,718,202
Shares reacquired	(8,378,535)	(108,362,768)	(23,589,304)	(330,827,526)
Increase (decrease)	(1,146,414)	$(15,151,902)	422,745	$3,917,403

Class C Shares
Shares sold	616,985	$7,949,667	1,177,588	$16,524,780
Reinvestment of distributions	86,605	1,117,007	202,218	2,827,375
Shares reacquired	(2,199,621)	(28,487,562)	(3,732,067)	(52,289,351)
Decrease	(1,496,031)	$(19,420,888)	(2,352,261)	$(32,937,196)

Class F Shares
Shares sold	7,248,439	$93,647,169	18,880,159	$265,618,833
Reinvestment of distributions	292,258	3,766,695	552,810	7,686,627
Shares reacquired	(13,815,068)	(178,954,601)	(13,753,970)	(191,752,694)
Increase (decrease)	(6,274,371)	$(81,540,737)	5,678,999	$81,552,766

Class I Shares
Shares sold	6,372,511	$81,574,646	7,652,838	$108,327,143
Reinvestment of distributions	99,300	1,278,731	177,001	2,464,138
Shares reacquired	(1,742,541)	(22,566,798)	(5,916,136)	(81,617,720)
Increase	4,729,270	$60,286,579	1,913,703	$29,173,561

Class R2 Shares
Shares sold	7,063	$90,114	13,540	$188,285
Reinvestment of distributions	18	235	69	964
Shares reacquired	(2,578)	(33,008)	(3,369)	(47,704)
Increase	4,503	$57,341	10,240	$141,545

278

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	May 31, 2015			Year Ended
	(unaudited		)	November 30, 2014
Class R3 Shares	Shares	Amount		Shares	Amount
Shares sold	7,049	$90,955		8,516	$119,283
Reinvestment of distributions	281	3,616		361	5,012
Shares reacquired	(3,189)	(41,236)		(1,297)	(18,271)
Increase	4,141	$53,335		7,580	$106,024

	Six Months Ended
	May 31, 2015		Year Ended
Short Duration Income Fund	(unaudited	)	November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	463,460,269	$2,067,722,204	1,297,965,203	$5,898,817,850
Converted from Class B*	165,347	446,918	323,676	1,470,068
Reinvestment of distributions	46,777,382	208,627,102	97,555,116	442,890,458
Shares reacquired	(682,365,869)	(3,044,114,216)	(1,377,538,359)	(6,258,824,654)
Increase (decrease)	(171,962,871)	$(767,317,992)	18,305,636	$84,353,722

Class B Shares
Shares sold	86,271	$385,504	249,490	$1,136,099
Reinvestment of distributions	64,824	289,553	148,561	675,494
Shares reacquired	(687,981)	(3,363,349)	(1,222,105)	(5,561,227)
Converted to Class A*	(165,098)	(446,918)	(323,172)	(1,470,068)
Decrease	(701,984)	$(3,135,210)	(1,147,226)	$(5,219,702)

Class C Shares
Shares sold	155,140,396	$696,346,311	444,803,878	$2,033,521,438
Reinvestment of distributions	22,750,446	102,113,826	44,931,265	205,279,848
Shares reacquired	(262,884,450)	(1,179,859,106)	(475,856,419)	(2,176,048,544)
Increase (decrease)	(84,993,608)	$(381,398,969)	13,878,724	$62,752,742

Class F Shares
Shares sold	610,953,289	$2,723,161,288	1,680,347,896	$7,627,329,106
Reinvestment of distributions	39,086,600	174,196,685	63,797,649	289,211,970
Shares reacquired	(783,501,988)	(3,491,685,386)	(1,053,245,486)	(4,779,429,084)
Increase (decrease)	(133,462,099)	$(594,327,413)	690,900,059	$3,137,111,992

Class I Shares
Shares sold	309,035,823	$1,377,978,203	763,279,168	$3,458,788,062
Reinvestment of distributions	15,320,539	68,277,245	26,785,272	121,452,791
Shares reacquired	(322,242,095)	(1,435,607,543)	(528,890,919)	(2,400,263,532)
Increase	2,114,267	$10,647,905	261,173,521	$1,179,977,321

Class R2 Shares
Shares sold	1,261,279	$5,628,429	2,913,353	$13,243,785
Reinvestment of distributions	17,544	78,275	30,277	137,486
Shares reacquired	(989,356)	(4,415,375)	(1,599,988)	(7,266,927)
Increase	289,467	$1,291,329	1,343,642	$6,114,344

279

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	May 31, 2015			Year Ended
	(unaudited		)	November 30, 2014
Class R3 Shares	Shares	Amount		Shares	Amount
Shares sold	11,193,615	$49,977,924		20,620,917	$93,789,241
Reinvestment of distributions	619,919	2,767,865		989,307	4,495,283
Shares reacquired	(5,702,873)	(25,475,678)		(12,286,252)	(55,891,967)
Increase	6,110,661	$27,270,111		9,323,972	$42,392,557

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

14.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

280

Supplemental Proxy Information

A joint special meeting of shareholders of each Fund and other funds of the Trust was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Board. Shareholders elected the following nine (9) Trustees at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Investment Trust

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	9,741,410,387.289	139,174,112.638
Robert B. Calhoun, Jr.	9,744,649,940.182	135,934,559.745
Eric C. Fast	9,747,037,109.749	133,547,390.178
Daria L. Foster	9,751,786,030.813	128,798,469.114
Evelyn E. Guernsey	9,752,515,061.052	128,069,438.875
Julie A. Hill	9,750,467,661.690	130,116,838.237
Franklin W. Hobbs	9,749,208,770.394	131,375,729.533
James M. McTaggart	9,749,740,533.092	130,843,966.835
James L.L. Tullis	9,748,690,350.111	131,894,149.816

281

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2014. As to Convertible Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and three-year periods and below the median for the five-year and ten-year periods. As to Floating Rate Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and five-year periods and above the median for the three-year period. As to each of High Yield Fund, Income Fund and Short Duration Income Fund, the Board observed that the Fund’s

282

Approval of Advisory Contract (continued)

investment performance was above the median of the performance peer group for each of the periods. As to Inflation Focused Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and three-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Convertible Fund, the Board observed that the overall expense ratio was approximately the same as the median of the expense peer group. As to each of Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund, the Board observed that the overall expense ratio was below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the

283

Approval of Advisory Contract (concluded)

intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

284

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

285

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	Lord Abbett High Yield Fund Lord Abbett Income Fund Lord Abbett Inflation Focused Fund Lord Abbett Short Duration Income Fund	LAIT-3 (07/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Diversified Equity Strategy Fund

Multi-Asset Balanced Opportunity Fund

Multi-Asset Growth Fund

Multi-Asset Income Fund

For the six-month period ended May 31, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

7	Diversified Equity Strategy Fund

8	Multi-Asset Balanced Opportunity Fund

11	Multi-Asset Growth Fund

14	Multi-Asset Income Fund

18	Statements of Assets and Liabilities

22	Statements of Operations

24	Statements of Changes in Net Assets

28	Financial Highlights

58	Notes to Financial Statements

83	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Diversified Equity Strategy Fund,

Lord Abbett Multi-Asset Balanced Opportunity Fund,

Lord Abbett Multi-Asset Growth Fund,

and Lord Abbett Multi-Asset Income Fund

Semiannual Report

For the six-month period ended May 31, 2015

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the six-month period ended May 31, 2015. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 through May 31, 2015).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 12/1/14 – 5/31/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			12/1/14 -
	12/1/14	5/31/15	5/31/15
Class A
Actual	$1,000.00	$1,050.10	$1.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.68	$1.26
Class B
Actual	$1,000.00	$1,046.10	$5.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class C
Actual	$1,000.00	$1,046.50	$5.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class F
Actual	$1,000.00	$1,051.20	$0.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.50
Class I
Actual	$1,000.00	$1,051.30	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class R2
Actual	$1,000.00	$1,048.30	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class R3
Actual	$1,000.00	$1,049.10	$2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Class B, 0.98% for Class C, 0.10% for Class F, 0.00% for Class I, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Diversified Equity Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2015

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	20.00%
Lord Abbett Developing Growth Fund, Inc.-Class I	5.07%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	15.06%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	14.98%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	15.01%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	11.96%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	7.93%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	9.91%
Repurchase Agreement	0.08%
Total	100.00%

*	Represents percent of total investments.

3

Multi-Asset Balanced Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			12/1/14 -
	12/1/14	5/31/15	5/31/15
Class A
Actual	$1,000.00	$1,025.90	$1.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class B
Actual	$1,000.00	$1,022.80	$5.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.54
Class C
Actual	$1,000.00	$1,022.40	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.50	$5.49
Class F
Actual	$1,000.00	$1,026.60	$1.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.93	$1.01
Class I
Actual	$1,000.00	$1,027.90	$0.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.50
Class P
Actual	$1,000.00	$1,025.80	$2.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class R2
Actual	$1,000.00	$1,024.30	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class R3
Actual	$1,000.00	$1,025.50	$2.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.10% for Class B, 1.09% for Class C, 0.20% for Class F, 0.10% for Class I, 0.55% for Class P, 0.70% for Class R2 and 0.59% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Balanced Opportunity Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2015

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	9.41%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	12.96%
Lord Abbett Investment Trust-Convertible Fund-Class I	10.62%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	3.47%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	9.39%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	0.41%
Lord Abbett Investment Trust-High Yield Fund-Class I	22.56%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	16.35%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	10.72%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	4.03%
Repurchase Agreement	0.08%
Total	100.00%

*	Represents percent of total investments.

4

Multi-Asset Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			12/1/14 -
	12/1/14	5/31/15	5/31/15
Class A
Actual	$1,000.00	$1,032.60	$1.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class B
Actual	$1,000.00	$1,028.20	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.54
Class C
Actual	$1,000.00	$1,028.70	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.50	$5.49
Class F
Actual	$1,000.00	$1,033.30	$1.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.93	$1.01
Class I
Actual	$1,000.00	$1,033.60	$0.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.50
Class P
Actual	$1,000.00	$1,031.60	$2.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class R2
Actual	$1,000.00	$1,030.10	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class R3
Actual	$1,000.00	$1,030.90	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.10% for Class B, 1.09% for Class C, 0.20% for Class F, 0.10% for Class I, 0.50% for Class P, 0.70% for Class R2 and 0.59% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Growth Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2015

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	3.40%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	11.90%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	16.73%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	2.78%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	0.48%
Lord Abbett Investment Trust-High Yield Fund-Class I	23.01%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	21.37%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	16.05%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	4.15%
Repurchase Agreement	0.13%
Total	100.00%

*	Represents percent of total investments.

5

Multi-Asset Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			12/1/14 -
	12/1/14	5/31/15	5/31/15
Class A
Actual	$1,000.00	$1,022.00	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class B
Actual	$1,000.00	$1,017.90	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.54
Class C
Actual	$1,000.00	$1,018.70	$5.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.54
Class F
Actual	$1,000.00	$1,022.80	$1.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.93	$1.01
Class I
Actual	$1,000.00	$1,023.40	$0.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.50
Class R2
Actual	$1,000.00	$1,020.40	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class R3
Actual	$1,000.00	$1,020.90	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.10% for Class B and C, 0.20% for Class F, 0.10% for Class I, 0.70% for Class R2 and 0.60% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Income Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2015

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	5.07%
Lord Abbett Investment Trust-Convertible Fund-Class I	10.35%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	3.24%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	9.32%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	0.57%
Lord Abbett Investment Trust-High Yield Fund-Class I	33.09%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	11.27%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3.13%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	23.95%
Repurchase Agreement	0.01%
Total	100.00%

*	Represents percent of total investments.

6

Schedule of Investments (unaudited)

DIVERSIFIED EQUITY STRATEGY FUND May 31, 2015

		Fair
		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.87%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,475,669	$57,488
Lord Abbett Developing Growth Fund, Inc.-Class I*(c)	536,343	14,572
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	3,131,387	43,307
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(d)	1,818,257	43,056
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,761,195	43,149
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	2,542,500	34,375
Lord Abbett Securities Trust-International Opportunities Fund- Class I(g)	1,261,485	22,795
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,361,801	28,502
Total Investments in Underlying Funds (cost $237,883,835)		287,244
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.09%

Repurchase Agreement
Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with State Street Bank and Trust Co. collateralized by $245,000 of U.S. Treasury Note at 1.625% due 6/30/2019; value: $249,854; proceeds: $242,588 (cost $242,588)	$243	$243
Total Investments in Securities 99.96% (cost $238,126,423)		287,487
Other Assets in Excess of Liabilities 0.04%		127
Net Assets 100.00%		$287,614

*	Non-income producing security.
(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is to seek capital appreciation.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$287,244	$–	$–	$287,244
Repurchase Agreement	–	243	–	243
Total	$287,244	$243	$–	$287,487

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended May 31, 2015.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2015

		Fair
		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.63%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	9,906,576	$211,505
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	13,124,575	291,365
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	18,897,367	238,674
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	7,041,322	78,018
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	37,874,030	210,958
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	376,337	9,220
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	65,843,776	506,997
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	45,154,864	367,561
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	8,965,229	240,896
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	20,348,781	90,552
Total Investments in Underlying Funds (cost $2,122,596,870)		2,245,746
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.08%

Repurchase Agreement
Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with Fixed Income Clearing Corp. collateralized by $1,840,000 of U.S. Treasury Note at 1.50% due 2/28/2019; value: $1,867,019; proceeds: $1,826,782 (cost $1,826,782)	$1,827	$1,827
Total Investments in Securities 99.71% (cost $2,124,423,652)		2,247,573
Other Assets in Excess of Liabilities(k) 0.29%		6,635
Net Assets 100.00%		$2,254,208

*	Non-income producing security.
(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2015

Centrally Cleared Credit Default Swaps on Indexes—Buy Protection at May 31, 2015(1):

						Upfront
Referenced	Fund	Termination	Notional	Central	Market	Payments	Unrealized
Index	Pays	Date	Amount	Clearinghouse	Value(2)	Received(3)	Depreciation	Fair Value(4)
Markit CDX. NA.HY.24	5.00%	6/20/2020	$15,000,000	Credit Suisse	$13,938,028	$(995,360)	$(66,612)	$(1,061,972)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(h)).
(4)	Includes upfront payments received and unrealized appreciation/(depreciation). Amount is included in variation margin for centrally cleared default swap agreements in the Statements of Assets and Liabilities.

Open Forward Foreign Currency Exchange Contracts at May 31, 2015:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Thai baht	Buy	Citibank N.A.	8/20/2015	52,900,000	$1,563,937	$1,568,644	$4,707
Australian dollar	Sell	Bank of America	8/27/2015	49,600,000	38,648,618	37,746,883	901,735
British pound	Sell	Morgan Stanley	8/27/2015	20,014,000	31,021,424	30,570,183	451,241
Canadian dollar	Sell	Bank of America	8/27/2015	24,063,000	19,565,021	19,324,130	240,891
euro	Sell	Bank of America	8/27/2015	38,400,000	42,416,640	42,225,869	190,771
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,789,345

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Brazilian real	Buy	Goldman Sachs	8/20/2015	4,800,000	$1,548,087	$1,465,449	$(82,638)
Indian rupee	Buy	Morgan Stanley	8/20/2015	34,000,000	527,295	525,516	(1,779)
Malaysian ringgit	Buy	Morgan Stanley	8/20/2015	7,800,000	2,172,399	2,122,994	(49,405)
South African rand	Buy	Morgan Stanley	8/20/2015	12,600,000	1,045,506	1,023,750	(21,756)
Turkish lira	Buy	Citibank N.A.	8/20/2015	4,100,000	1,552,072	1,505,621	(46,451)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(202,029)

Open Futures Contracts at May 31, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
E-Mini S&P 500 Index	June 2015	15	Short	$(1,579,500)	$(29,844)

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2015

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$2,245,746	$–	$–	$2,245,746
Repurchase Agreement	–	1,827	–	1,827
Total	$2,245,746	$1,827	$–	$2,247,573

Other Financial Instruments
Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(1,062)	–	(1,062)
Forward Foreign Currency Exchange Contracts
Assets	–	1,789	–	1,789
Liabilities	–	(202)	–	(202)
Futures Contracts
Assets	–	–	–	–
Liabilities	(30)	–	–	(30)
Total	$(30)	$525	$–	$495

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended May 31, 2015.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET GROWTH FUND May 31, 2015

		Fair
		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.62%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,615,839	$43,266
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	7,094,822	151,474
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	9,596,203	213,036
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	3,192,018	35,368
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	250,553	6,139
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	38,051,067	292,993
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	33,425,595	272,084
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	7,606,939	204,398
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	11,871,427	52,828
Total Investments in Underlying Funds (cost $1,187,339,480)		1,271,586
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.13%

Repurchase Agreement
Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with Fixed Income Clearing Corp. collateralized by $1,605,000 of U.S. Treasury Note at 1.50% due 2/28/2019; value: $1,628,568; proceeds: $1,594,919 (cost $1,594,919)	$1,595	$1,595
Total Investments in Securities 99.75% (cost $1,188,934,399)		1,273,181
Other Assets in Excess of Liabilities(j) 0.25%		3,250
Net Assets 100.00%		$1,276,431

*	Non-income producing security.
(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps and forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

MULTI-ASSET GROWTH FUND May 31, 2015

Centrally Cleared Credit Default Swaps on Indexes—Buy Protection at May 31, 2015(1):

						Upfront
Referenced	Fund	Termination	Notional	Central	Market	Payments	Unrealized
Index	Pays	Date	Amount	Clearinghouse	Value(2)	Received(3)	Depreciation	Fair Value(4)
Markit CDX. NA.HY.24	5.00%	6/20/2020	$12,000,000	Credit Suisse	$11,150,423	$(796,287)	$(53,290)	$(849,577)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(h)).
(4)	Includes upfront payments received and unrealized appreciation/(depreciation). Amount is included in variation margin for centrally cleared default swap agreements in the Statements of Assets and Liabilities.

Open Forward Foreign Currency Exchange Contracts at May 31, 2015:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Thai baht	Buy	Citibank N.A.	8/20/2015	179,300,000	$5,300,829	$5,316,784	$15,955
Australian dollar	Sell	Bank of America	8/27/2015	38,000,000	29,609,828	28,918,983	690,845
British pound	Sell	Morgan Stanley	8/27/2015	15,588,000	24,161,185	23,809,734	351,451
Canadian dollar	Sell	Bank of America	8/27/2015	12,662,000	10,295,155	10,168,397	126,758
euro	Sell	Bank of America	8/27/2015	24,534,000	27,100,257	26,978,372	121,885
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,306,894

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Brazilian real	Buy	Goldman Sachs	8/20/2015	16,600,000	$5,353,800	$5,068,011	$(285,789)
Indian rupee	Buy	Morgan Stanley	8/20/2015	116,000,000	1,799,007	1,792,936	(6,071)
Malaysian ringgit	Buy	Morgan Stanley	8/20/2015	26,600,000	7,408,439	7,239,954	(168,485)
South African rand	Buy	Morgan Stanley	8/20/2015	43,400,000	3,601,185	3,526,250	(74,935)
Turkish lira	Buy	Citibank N.A.	8/20/2015	14,100,000	5,337,614	5,177,867	(159,747)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(695,027)

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET GROWTH FUND May 31, 2015

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$1,271,586	$–	$–	$1,271,586
Repurchase Agreement	–	1,595	–	1,595
Total	$1,271,586	$1,595	$–	$1,273,181
Other Financial Instruments
Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(850)	–	(850)
Forward Foreign Currency Exchange Contracts
Assets	–	1,307	–	1,307
Liabilities	–	(695)	–	(695)
Total	$–	$(238)	$–	$(238)

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended May 31, 2015.

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND May 31, 2015

		Fair
		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.71%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	5,820,857	$129,223
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	20,868,323	263,567
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	7,441,781	82,455
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	42,637,639	237,492
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	590,577	14,469
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	109,475,366	842,960
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	35,288,129	287,245
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	2,966,218	79,702
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	137,096,545	610,080
Total Investments in Underlying Funds (cost $2,606,108,074)		2,547,193
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.01%

Repurchase Agreement
Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with Fixed Income Clearing Corp. collateralized by $360,000 of U.S. Treasury Note at 1.50% due 2/28/2019; value: $365,286; proceeds: $353,534 (cost $353,534)	$354	$354
Total Investments in Securities 99.72% (cost $2,606,461,608)		2,547,547
Other Assets in Excess of Liabilities(k) 0.28%		7,204
Net Assets 100.00%		$2,554,751

*	Non-income producing security.
(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND May 31, 2015

Centrally Cleared Credit Default Swaps on Indexes—Buy Protection at May 31, 2015(1):

						Upfront
Referenced	Fund	Termination	Notional	Central	Market	Payments	Unrealized
Index	Pays	Date	Amount	Clearinghouse	Value(2)	Received(3)	Depreciation	Fair Value(4)
Markit CDX. NA.HY.24	5.00%	6/20/2020	$17,000,000	Credit Suisse	$15,796,432	$(1,128,074)	$(75,494)	$(1,203,568)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk
(3)	Upfront payments received are presented net of amortization (See Note 2(h)).
(4)	Includes upfront payments received and unrealized appreciation/(depreciation). Amount is included in variation margin for centrally cleared default swap agreements in the Statements of Assets and Liabilities.

Open Forward Foreign Currency Exchange Contracts at May 31, 2015:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Thai baht	Buy	Citibank N.A.	8/20/2015	61,400,000	$1,815,231	$1,820,695	$5,464
Australian dollar	Sell	Bank of America	8/27/2015	55,900,000	43,557,615	42,541,346	1,016,269
British pound	Sell	Morgan Stanley	8/27/2015	22,490,000	34,859,190	34,352,124	507,066
Canadian dollar	Sell	Bank of America	8/27/2015	27,838,000	22,634,379	22,355,697	278,682
euro	Sell	Bank of America	8/27/2015	43,145,000	47,657,967	47,443,623	214,344
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,021,825

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Brazilian real	Buy	Goldman Sachs	8/20/2015	5,600,000	$1,806,101	$1,709,690	$(96,411)
Indian rupee	Buy	Morgan Stanley	8/20/2015	39,700,000	615,695	613,617	(2,078)
Malaysian ringgit	Buy	Morgan Stanley	8/20/2015	9,100,000	2,534,466	2,476,826	(57,640)
South African rand	Buy	Morgan Stanley	8/20/2015	14,700,000	1,219,756	1,194,375	(25,381)
Turkish lira	Buy	Citibank N.A.	8/20/2015	4,800,000	1,817,060	1,762,678	(54,382)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(235,892)

Open Futures Contracts at May 31, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
E-Mini S&P 500 Index	June 2015	74	Short	$(7,792,200)	$(147,228)

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND May 31, 2015

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$2,547,193	$–	$–	$2,547,193
Repurchase Agreement	–	354	–	354
Total	$2,547,193	$354	$–	$2,547,547

Other Financial Instruments
Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(1,204)	–	(1,204)
Forward Foreign Currency Exchange Contracts
Assets	–	2,022	–	2,022
Liabilities	–	(236)	–	(236)
Futures Contracts
Assets	–	–	–	–
Liabilities	(147)	–	–	(147)
Total	$(147)	$582	$–	$435

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended May 31, 2015.

16	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities (unaudited)

May 31, 2015

	Diversified Equity Strategy Fund	Multi-Asset Balanced Opportunity Fund
ASSETS:

Investments, at cost	$238,126,423	$2,124,423,652
Investments, at fair value	$287,487,414	$2,247,573,409
Deposits with brokers for derivatives collateral	–	855,064
Receivables:
Dividends	–	3,033,972
Capital shares sold	418,794	11,486,422
From affiliates (See Note 3)	45,008	198,641
Variation margin for futures contracts	–	11,775
Unrealized appreciation on forward foreign currency exchange contracts	–	1,789,345
Prepaid expenses and other assets	73,936	121,689
Total assets	288,025,152	2,265,070,317
LIABILITIES:

Payables:
Investment in Underlying Funds purchased	93,808	4,685,085
Capital shares reacquired	169,287	2,588,859
12b-1 distribution plan	55,066	725,111
Trustees’ fees	19,083	204,429
Management fee	–	190,268
Variation margin for centrally cleared credit default swap agreements	–	9,570
Unrealized depreciation on forward foreign currency exchange contracts	–	202,029
Distributions payable	–	1,978,938
Accrued expenses	74,152	278,464
Total liabilities	411,396	10,862,753
NET ASSETS	$287,613,756	$2,254,207,564
COMPOSITION OF NET ASSETS:

Paid-in capital	$233,149,900	$2,087,848,872
Undistributed (distributions in excess of) net investment income	816,381	(18,387,808)
Accumulated net realized gain on investments, futures contracts, swaps and foreign currency related transactions	4,286,484	60,105,883
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	49,360,991	124,640,617
Net Assets	$287,613,756	$2,254,207,564

18	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2015

	Diversified Equity Strategy Fund	Multi-Asset Balanced Opportunity Fund

Net assets by class:
Class A Shares	$174,062,629	$1,640,187,169
Class B Shares	$5,614,585	$28,328,876
Class C Shares	$69,758,125	$425,969,654
Class F Shares	$4,310,397	$83,785,564
Class I Shares	$19,630,295	$33,983,820
Class P Shares	–	$1,095,823
Class R2 Shares	$275,732	$1,112,751
Class R3 Shares	$13,961,993	$39,743,907
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	8,609,899	133,639,163
Class B Shares	283,968	2,308,773
Class C Shares	3,546,711	34,883,046
Class F Shares	213,222	6,831,408
Class I Shares	963,506	2,769,819
Class P Shares	–	89,614
Class R2 Shares	13,458	89,129
Class R3 Shares	697,421	3,244,539
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$20.22	$12.27
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75% and 2.25%, respectively)	$21.45	$12.55
Class B Shares-Net asset value	$19.77	$12.27
Class C Shares-Net asset value	$19.67	$12.21
Class F Shares-Net asset value	$20.22	$12.26
Class I Shares-Net asset value	$20.37	$12.27
Class P Shares-Net asset value	–	$12.23
Class R2 Shares-Net asset value	$20.49	$12.48
Class R3 Shares-Net asset value	$20.02	$12.25

See Notes to Financial Statements.	19

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2015

	Multi-Asset Growth Fund	Multi-Asset Income Fund
ASSETS:

Investments, at cost	$1,188,934,399	$2,606,461,608
Investments, at fair value	$1,273,181,030	$2,547,546,779
Deposits with brokers for derivatives collateral	956,851	1,132,606
Receivables:
Dividends	1,468,587	6,077,567
Capital shares sold	5,067,251	16,288,988
From affiliates (See Note 3)	128,538	198,605
Variation margin for futures contracts	–	58,090
Unrealized appreciation on forward foreign currency exchange contracts	1,306,894	2,021,825
Prepaid expenses and other assets	102,867	145,603
Total assets	1,282,212,018	2,573,470,063
LIABILITIES:

Payables:
Investment in Underlying Funds purchased	2,968,856	6,963,157
Capital shares reacquired	1,358,615	5,359,638
12b-1 distribution plan	399,559	990,786
Trustees’ fees	78,970	95,680
Management fee	107,787	216,227
Variation margin for centrally cleared credit default swap agreements	7,295	10,836
Unrealized depreciation on forward foreign currency exchange contracts	695,027	235,892
Distributions payable	–	4,603,734
Accrued expenses	164,992	243,119
Total liabilities	5,781,101	18,719,069
NET ASSETS	$1,276,430,917	$2,554,750,994
COMPOSITION OF NET ASSETS:

Paid-in capital	$1,166,513,697	$2,573,230,138
Distributions in excess of net investment income	(1,600,513)	(24,561,864)
Accumulated net realized gain on investments, futures contracts, swaps and foreign currency related transactions	26,712,525	63,434,338
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	84,805,208	(57,351,618)
Net Assets	$1,276,430,917	$2,554,750,994

20	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2015

	Multi-Asset Growth Fund	Multi-Asset Income Fund

Net assets by class:
Class A Shares	$893,066,391	$1,112,524,351
Class B Shares	$18,757,333	$5,820,277
Class C Shares	$250,669,987	$827,468,626
Class F Shares	$70,842,320	$571,624,913
Class I Shares	$15,362,802	$21,902,020
Class P Shares	$2,037	–
Class R2 Shares	$243,652	$682,857
Class R3 Shares	$27,486,395	$14,727,950
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	49,135,155	72,835,682
Class B Shares	1,039,602	376,191
Class C Shares	13,919,022	53,500,106
Class F Shares	3,899,232	37,429,956
Class I Shares	841,268	1,440,957
Class P Shares	110.86	–
Class R2 Shares	13,199	43,707
Class R3 Shares	1,516,700	964,035
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.18	$15.27
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$18.60	$15.62
Class B Shares-Net asset value	$18.04	$15.47
Class C Shares-Net asset value	$18.01	$15.47
Class F Shares-Net asset value	$18.17	$15.27
Class I Shares-Net asset value	$18.26	$15.20
Class P Shares-Net asset value	$18.37	–
Class R2 Shares-Net asset value	$18.46	$15.62
Class R3 Shares-Net asset value	$18.12	$15.28

See Notes to Financial Statements.	21

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2015

	Diversified Equity Strategy Fund	Multi-Asset Balanced Opportunity Fund
Investment income:

Dividends received from Underlying Funds	$1,444,850	$30,845,748
Total investment income	1,444,850	30,845,748
Expenses:

Management fee	139,473	1,067,230
12b-1 distribution plan-Class A	209,703	1,944,517
12b-1 distribution plan-Class B	31,078	155,376
12b-1 distribution plan-Class C	334,284	1,953,835
12b-1 distribution plan-Class F	2,009	38,657
12b-1 distribution plan-Class P	–	2,808
12b-1 distribution plan-Class R2	781	3,365
12b-1 distribution plan-Class R3	32,028	92,667
Shareholder servicing	217,992	1,112,776
Registration	52,306	93,333
Reports to shareholders	10,672	67,414
Professional	16,833	19,562
Trustees’ fees	4,094	31,168
Custody	3,272	16,067
Other	8,188	40,794
Gross expenses	1,062,713	6,639,569
Expense reductions (See Note 9)	(99)	(919)
Expenses assumed by Underlying Funds (See Note 3)	(313,257)	(1,380,195)
Management fee waived (See Note 3)	(139,473)	–
Net expenses	609,884	5,258,455
Net investment income	834,966	25,587,293
Net realized and unrealized gain (loss):

Capital gain distributions received from Underlying Funds	5,839,872	52,115,699
Net realized gain on investments in Underlying Funds	4,530,061	15,695,657
Net realized gain on futures contracts, swaps and foreign currency related transactions	–	3,010,283
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	2,376,582	(42,523,575)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	–	1,541,196
Net realized and unrealized gain	12,746,515	29,839,260
Net Increase in Net Assets Resulting From Operations	$13,581,481	$55,426,553

22	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2015

	Multi-Asset Growth Fund	Multi-Asset Income Fund
Investment income:

Dividends received from Underlying Funds	$15,229,333	$49,986,387
Interest and other	–	398
Total investment income	15,229,333	49,986,785
Expenses:

Management fee	600,517	1,245,337
12b-1 distribution plan-Class A	1,064,839	1,360,288
12b-1 distribution plan-Class B	100,599	31,393
12b-1 distribution plan-Class C	1,124,417	3,927,683
12b-1 distribution plan-Class F	30,293	287,309
12b-1 distribution plan-Class P	4	–
12b-1 distribution plan-Class R2	785	2,134
12b-1 distribution plan-Class R3	60,770	32,584
Shareholder servicing	697,781	1,008,371
Registration	73,687	126,612
Reports to shareholders	41,148	67,023
Professional	18,172	20,407
Trustees’ fees	17,396	37,051
Custody	10,458	19,273
Other	25,822	39,916
Gross expenses	3,866,688	8,205,381
Expense reductions (See Note 9)	(501)	(1,136)
Expenses assumed by Underlying Funds (See Note 3)	(883,963)	(1,317,517)
Net expenses	2,982,224	6,886,728
Net investment income	12,247,109	43,100,057
Net realized and unrealized gain (loss):

Capital gain distributions received from Underlying Funds	20,226,563	62,088,932
Net realized gain on investments in Underlying Funds	6,978,547	6,889,075
Net realized gain on futures contracts, swaps and foreign currency related transactions	3,306,345	2,923,504
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(5,257,379)	(65,109,538)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	479,403	1,882,263
Net realized and unrealized gain	25,733,479	8,674,236
Net Increase in Net Assets Resulting From Operations	$37,980,588	$51,774,293

See Notes to Financial Statements.	23

Statements of Changes in Net Assets

	Diversified Equity Strategy Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2015 (unaudited)	For the Year Ended November 30, 2014
Operations:

Net investment income	$834,966	$1,639,471
Capital gains distributions received from Underlying Funds	5,839,872	23,443,030
Net realized gain on investments in Underlying Funds	4,530,061	12,883,249
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	2,376,582	(15,547,531)
Net increase in net assets resulting from operations	13,581,481	22,418,219
Distributions to shareholders from:

Net investment income
Class A	(3,394,820)	(4,834,279)
Class B	(85,364)	(188,138)
Class C	(975,229)	(1,549,741)
Class F	(96,638)	(119,777)
Class I	(418,534)	(538,596)
Class R2	(4,300)	(3,083)
Class R3	(228,761)	(243,471)
Net realized gain
Class A	(18,182,348)	(10,436,987)
Class B	(745,180)	(531,462)
Class C	(7,583,094)	(4,178,978)
Class F	(484,652)	(248,191)
Class I	(2,019,078)	(1,085,198)
Class R2	(27,371)	(15,206)
Class R3	(1,337,736)	(566,404)
Total distributions to shareholders	(35,583,105)	(24,539,511)
Capital share transactions (Net of share conversions) (See Note 13):

Net proceeds from sales of shares	30,246,021	51,085,374
Reinvestment of distributions	33,932,713	23,256,098
Cost of shares reacquired	(28,674,868)	(61,450,782)
Net increase in net assets resulting from capital share transactions	35,503,866	12,890,690
Net increase in net assets	13,502,242	10,769,398
NET ASSETS:

Beginning of period	$274,111,514	$263,342,116
End of period	$287,613,756	$274,111,514
Undistributed net investment income	$816,381	$5,185,061

24	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Multi-Asset Balanced Opportunity Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2015 (unaudited)	For the Year Ended November 30, 2014
Operations:

Net investment income	$25,587,293	$52,779,367
Capital gains distributions received from Underlying Funds	52,115,699	71,979,509
Net realized gain on investments in Underlying Funds	15,695,657	72,005,131
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	3,010,283	(344,259)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(42,523,575)	(44,406,465)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	1,541,196	(50,336)
Net increase in net assets resulting from operations	55,426,553	151,962,947
Distributions to shareholders from:

Net investment income
Class A	(51,419,123)	(65,427,809)
Class B	(975,209)	(1,563,898)
Class C	(11,474,530)	(11,818,075)
Class F	(2,568,310)	(2,020,375)
Class I	(1,230,817)	(1,739,132)
Class P	(40,808)	(63,621)
Class R2	(41,212)	(75,861)
Class R3	(1,177,140)	(1,506,901)
Net realized gain
Class A	(57,728,795)	–
Class B	(1,267,924)	–
Class C	(14,400,302)	–
Class F	(2,792,720)	–
Class I	(1,348,564)	–
Class P	(47,263)	–
Class R2	(53,724)	–
Class R3	(1,357,233)	–
Total distributions to shareholders	(147,923,674)	(84,215,672)
Capital share transactions (Net of share conversions) (See Note 13):

Net proceeds from sales of shares	340,104,449	523,413,716
Reinvestment of distributions	141,817,249	81,119,827
Cost of shares reacquired	(220,021,378)	(365,594,068)
Net increase in net assets resulting from capital share transactions	261,900,320	238,939,475
Net increase in net assets	169,403,199	306,686,750
NET ASSETS:

Beginning of period	$2,084,804,365	$1,778,117,615
End of period	$2,254,207,564	$2,084,804,365
Undistributed (distributions in excess of) net investment income	$(18,387,808)	$24,952,048

See Notes to Financial Statements.	25

Statements of Changes in Net Assets (continued)

	Multi-Asset Growth Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2015 (unaudited)	For the Year Ended November 30, 2014
Operations:

Net investment income	$12,247,109	$28,146,624
Capital gains distributions received from Underlying Funds	20,226,563	43,575,461
Net realized gain on investments in Underlying Funds	6,978,547	51,300,300
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	3,306,345	(120,025)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(5,257,379)	(23,688,367)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	479,403	79,174
Net increase in net assets resulting from operations	37,980,588	99,293,167
Distributions to shareholders from:

Net investment income
Class A	(28,071,893)	(32,748,118)
Class B	(630,971)	(911,220)
Class C	(6,548,424)	(6,180,287)
Class F	(1,913,319)	(1,010,002)
Class I	(484,442)	(520,856)
Class P	(64)	(104)
Class R2	(8,811)	(8,404)
Class R3	(780,555)	(803,158)
Net realized gain
Class A	(52,501,751)	(21,431,659)
Class B	(1,360,943)	(780,229)
Class C	(13,547,586)	(4,733,646)
Class F	(3,386,353)	(504,521)
Class I	(867,457)	(314,020)
Class P	(123)	(101)
Class R2	(18,029)	(5,363)
Class R3	(1,497,548)	(541,369)
Total distributions to shareholders	(111,618,269)	(70,493,057)
Capital share transactions (Net of share conversions) (See Note 13):

Net proceeds from sales of shares	203,137,270	278,465,698
Reinvestment of distributions	107,145,460	68,245,088
Cost of shares reacquired	(120,310,394)	(199,393,028)
Net increase in net assets resulting from capital share transactions	189,972,336	147,317,758
Net increase in net assets	116,334,655	176,117,868
NET ASSETS:

Beginning of period	$1,160,096,262	$983,978,394
End of period	$1,276,430,917	$1,160,096,262
Undistributed (distributions in excess of) net investment income	$(1,600,513)	$24,590,857

26	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2015 (unaudited)	For the Year Ended November 30, 2014
Operations:

Net investment income	$43,100,057	$66,072,789
Capital gains distributions received from Underlying Funds	62,088,932	36,513,363
Net realized gain on investments in Underlying Funds	6,889,075	32,387,610
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	2,923,504	(95,134)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(65,109,538)	(43,069,459)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	1,882,263	(319,052)
Net increase in net assets resulting from operations	51,774,293	91,490,117
Distributions to shareholders from:

Net investment income
Class A	(33,851,639)	(38,703,289)
Class B	(174,125)	(294,572)
Class C	(20,987,847)	(20,828,461)
Class F	(18,492,871)	(20,095,051)
Class I	(692,060)	(601,660)
Class R2	(20,692)	(41,954)
Class R3	(389,619)	(452,816)
Net realized gain
Class A	(24,914,797)	(13,377,613)
Class B	(152,110)	(168,449)
Class C	(17,218,883)	(8,571,212)
Class F	(13,558,415)	(6,066,650)
Class I	(486,892)	(98,853)
Class R2	(16,662)	(20,037)
Class R3	(290,921)	(187,530)
Total distributions to shareholders	(131,247,533)	(109,508,147)
Capital share transactions (Net of share conversions) (See Note 13):

Net proceeds from sales of shares	488,086,204	1,666,862,066
Reinvestment of distributions	113,421,060	94,776,385
Cost of shares reacquired	(492,693,517)	(516,663,438)
Net increase in net assets resulting from capital share transactions	108,813,747	1,244,975,013
Net increase in net assets	29,340,507	1,226,956,983
NET ASSETS:

Beginning of period	$2,525,410,487	$1,298,453,504
End of period	$2,554,750,994	$2,525,410,487
Undistributed (distributions in excess of) net investment income	$(24,561,864)	$6,946,932

See Notes to Financial Statements.	27

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$22.12		$22.38	$16.90	$15.40	$15.43	$13.66
Investment operations:
Net investment income(a)	.08		.17	.17	.11	.05	.02
Net realized and unrealized gain (loss)	.89		1.68	5.46	1.48	(.06)	1.77
Total from investment operations	.97		1.85	5.63	1.59	(.01)	1.79
Distributions to shareholders from:
Net investment income	(.45)		(.67)	(.15)	(.09)	(.02)	(.02)
Net realized gain	(2.42)		(1.44)	–	–	–	–
Total distributions	(2.87)		(2.11)	(.15)	(.09)	(.02)	(.02)
Net asset value, end of period	$20.22		$22.12	$22.38	$16.90	$15.40	$15.43
Total Return(b)	5.01	%(c)	8.97%	33.60%	10.39%	(.06)%	13.08%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.12	%(c)	.25%	.25%	.25%	.28%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.12	%(c)	.25%	.25%	.25%	.28%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.29	%(c)	.59%	.60%	.62%	.65%	.76%
Net investment income	.40	%(c)	.80%	.86%	.68%	.31%	.16%

Supplemental Data:
Net assets, end of period (000)	$174,063		$163,889	$162,519	$109,293	$110,754	$100,469
Portfolio turnover rate	3.22	%(c)	10.38%	27.24%	11.66%	12.93%	7.72%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

28	See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$21.59		$21.89	$16.53	$15.08	$15.20	$13.53
Investment operations:
Net investment income (loss)(a)	.01		.01	.03	– (b)	(.06)	(.07)
Net realized and unrealized gain (loss)	.87		1.64	5.35	1.45	(.06)	1.74
Total from investment operations	.88		1.65	5.38	1.45	(.12)	1.67
Distributions to shareholders from:
Net investment income	(.28)		(.51)	(.02)	–	–	–
Net realized gain	(2.42)		(1.44)	–	–	–	–
Total distributions	(2.70)		(1.95)	(.02)	–	–	–
Net asset value, end of period	$19.77		$21.59	$21.89	$16.53	$15.08	$15.20
Total Return(c)	4.61	%(d)	8.14%	32.56%	9.62%	(.79)%	12.34%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.66	%(d)	1.34%	1.35%	1.37%	1.37%	1.41%
Net investment income (loss)	.04	%(d)	.07%	.17%	.00%	(.37)%	(.49)%

Supplemental Data:
Net assets, end of period (000)	$5,615		$6,762	$7,940	$6,881	$8,126	$9,215
Portfolio turnover rate	3.22	%(d)	10.38%	27.24%	11.66%	12.93%	7.72%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	29

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$21.52		$21.85	$16.51	$15.06	$15.18	$13.50
Investment operations:
Net investment income (loss)(a)	–	(b)	.01	.03	(.01)	(.06)	(.07)
Net realized and unrealized gain (loss)	.88		1.63	5.34	1.46	(.06)	1.75
Total from investment operations	.88		1.64	5.37	1.45	(.12)	1.68
Distributions to shareholders from:
Net investment income	(.31)		(.53)	(.03)	–	–	–
Net realized gain	(2.42)		(1.44)	–	–	–	–
Total distributions	(2.73)		(1.97)	(.03)	–	–	–
Net asset value, end of period	$19.67		$21.52	$21.85	$16.51	$15.06	$15.18
Total Return(c)	4.65	%(d)	8.14%	32.61%	9.63%	(.79)%	12.44%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.49	%(d)	.98%	.97%	.97%	.96%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.49	%(d)	.98%	.97%	.97%	.96%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.65	%(d)	1.31%	1.33%	1.34%	1.32%	1.41%
Net investment income (loss)	.02	%(d)	.07%	.14%	(.04)%	(.36)%	(.48)%

Supplemental Data:
Net assets, end of period (000)	$69,758		$68,007	$63,087	$43,073	$40,198	$38,646
Portfolio turnover rate	3.22	%(d)	10.38%	27.24%	11.66%	12.93%	7.72%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

30	See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$22.13		$22.39	$16.90	$15.41	$15.45	$13.67
Investment operations:
Net investment income(a)	.10		.20	.20	.14	.05	.05
Net realized and unrealized gain (loss)	.89		1.67	5.46	1.47	(.03)	1.77
Total from investment operations	.99		1.87	5.66	1.61	.02	1.82
Distributions to shareholders from:
Net investment income	(.48)		(.69)	(.17)	(.12)	(.06)	(.04)
Net realized gain	(2.42)		(1.44)	–	–	–	–
Total distributions	(2.90)		(2.13)	(.17)	(.12)	(.06)	(.04)
Net asset value, end of period	$20.22		$22.13	$22.39	$16.90	$15.41	$15.45
Total Return(b)	5.12	%(c)	9.11%	33.79%	10.54%	.11%	13.38%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(c)	.10%	.10%	.10%	.10%	.10%
Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(c)	.10%	.10%	.10%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.21	%(c)	.44%	.46%	.47%	.47%	.51%
Net investment income	.49	%(c)	.93%	1.01%	.83%	.29%	.34%

Supplemental Data:
Net assets, end of period (000)	$4,310		$4,560	$3,905	$2,821	$5,023	$1,214
Portfolio turnover rate	3.22	%(c)	10.38%	27.24%	11.66%	12.93%	7.72%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	31

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$22.29		$22.54	$17.02	$15.52	$15.55	$13.75
Investment operations:
Net investment income(a)	.10		.22	.22	.16	.09	.07
Net realized and unrealized gain (loss)	.90		1.68	5.50	1.47	(.05)	1.78
Total from investment operations	1.00		1.90	5.72	1.63	.04	1.85
Distributions to shareholders from:
Net investment income	(.50)		(.71)	(.20)	(.13)	(.07)	(.05)
Net realized gain	(2.42)		(1.44)	–	–	–	–
Total distributions	(2.92)		(2.15)	(.20)	(.13)	(.07)	(.05)
Net asset value, end of period	$20.37		$22.29	$22.54	$17.02	$15.52	$15.55
Total Return(b)	5.13	%(c)	9.20%	33.95%	10.64%	.24%	13.53%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.16	%(c)	.34%	.36%	.37%	.37%	.41%
Net investment income	.51	%(c)	1.02%	1.10%	.97%	.56%	.51%

Supplemental Data:
Net assets, end of period (000)	$19,630		$18,530	$16,586	$11,877	$2,202	$1,300
Portfolio turnover rate	3.22	%(c)	10.38%	27.24%	11.66%	12.93%	7.72%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

32	See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$22.34		$22.29	$16.85	$15.37	$15.46	$13.72
Investment operations:
Net investment income (loss)(a)	.04		.08	.10	.05	(.02)	(.03)
Net realized and unrealized gain (loss)	.91		1.70	5.45	1.48	(.04)	1.82
Total from investment operations	.95		1.78	5.55	1.53	(.06)	1.79
Distributions to shareholders from:
Net investment income	(.38)		(.29)	(.11)	(.05)	(.03)	(.05)
Net realized gain	(2.42)		(1.44)	–	–	–	–
Total distributions	(2.80)		(1.73)	(.11)	(.05)	(.03)	(.05)
Net asset value, end of period	$20.49		$22.34	$22.29	$16.85	$15.37	$15.46
Total Return(b)	4.83	%(c)	8.56%	33.14%	9.99%	(.39)%	13.10%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.30	%(c)	.60%	.60%	.60%	.60%	.55%
Expenses, including expense reductions, expenses assumed and management fee waived	.30	%(c)	.60%	.60%	.60%	.60%	.55%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.46	%(c)	.94%	.95%	.97%	.97%	.94%
Net investment income (loss)	.21	%(c)	.38%	.50%	.29%	(.09)%	(.23)%

Supplemental Data:
Net assets, end of period (000)	$276		$250	$659	$617	$440	$243
Portfolio turnover rate	3.22	%(c)	10.38%	27.24%	11.66%	12.93%	7.72%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	33

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$21.91		$22.20	$16.78	$15.30	$15.37	$13.62
Investment operations:
Net investment income (loss)(a)	.05		.11	.10	.06	– (b)	(.02)
Net realized and unrealized gain (loss)	.89		1.66	5.45	1.48	(.05)	1.79
Total from investment operations	.94		1.77	5.55	1.54	(.05)	1.77
Distributions to shareholders from:
Net investment income	(.41)		(.62)	(.13)	(.06)	(.02)	(.02)
Net realized gain	(2.42)		(1.44)	–	–	–	–
Total distributions	(2.83)		(2.06)	(.13)	(.06)	(.02)	(.02)
Net asset value, end of period	$20.02		$21.91	$22.20	$16.78	$15.30	$15.37
Total Return(c)	4.91	%(d)	8.65%	33.27%	10.15%	(.31)%	13.00%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.50%	.50%	.50%
Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.50%	.50%	.50%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.41	%(d)	.84%	.85%	.87%	.87%	.90%
Net investment income (loss)	.25	%(d)	.51%	.52%	.40%	(.01)%	(.17)%

Supplemental Data:
Net assets, end of period (000)	$13,962		$12,115	$8,646	$5,118	$3,604	$1,775
Portfolio turnover rate	3.22	%(d)	10.38%	27.24%	11.66%	12.93%	7.72%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

34	See Notes to Financial Statements.

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class A Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.87		$12.43	$10.81	$9.93	$10.18	$9.73
Investment operations:
Net investment income(a)	.15		.36	.34	.36	.37	.36
Net realized and unrealized gain (loss)	.16		.66	1.67	.89	(.23)	.45
Total from investment operations	.31		1.02	2.01	1.25	.14	.81
Distributions to shareholders from:
Net investment income	(.42)		(.58)	(.39)	(.37)	(.39)	(.36)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.91)		(.58)	(.39)	(.37)	(.39)	(.36)
Net asset value, end of period	$12.27		$12.87	$12.43	$10.81	$9.93	$10.18
Total Return(b)	2.59	%(c)	8.43%	18.93%	12.75%	1.21%	8.48%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.17	%(c)	.34%	.31%	.30%	.28%	.35%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.17	%(c)	.34%	.31%	.30%	.28%	.35%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.24	%(c)	.49%	.50%	.51%	.54%	.61%
Net investment income	1.27	%(c)	2.85%	2.91%	3.44%	3.56%	3.64%

Supplemental Data:
Net assets, end of period (000)	$1,640,187		$1,526,897	$1,366,009	$1,106,329	$997,494	$1,022,992
Portfolio turnover rate	11.48	%(c)	44.87%	29.96%	55.52%	27.86%	11.29%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	35

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class B Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.86		$12.43	$10.80	$9.93	$10.18	$9.72
Investment operations:
Net investment income(a)	.11		.26	.25	.29	.30	.30
Net realized and unrealized gain (loss)	.16		.65	1.68	.86	(.24)	.45
Total from investment operations	.27		.91	1.93	1.15	.06	.75
Distributions to shareholders from:
Net investment income	(.37)		(.48)	(.30)	(.28)	(.31)	(.29)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.86)		(.48)	(.30)	(.28)	(.31)	(.29)
Net asset value, end of period	$12.27		$12.86	$12.43	$10.80	$9.93	$10.18
Total Return(b)	2.28	%(c)	7.53%	18.14%	11.79%	.49%	7.88%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.55	%(c)	1.09%	1.06%	1.04%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.55	%(c)	1.09%	1.06%	1.04%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.61	%(c)	1.24%	1.25%	1.26%	1.25%	1.27%
Net investment income	.92	%(c)	2.09%	2.16%	2.74%	2.87%	3.00%

Supplemental Data:
Net assets, end of period (000)	$28,329		$34,133	$43,224	$49,844	$60,612	$79,950
Portfolio turnover rate	11.48	%(c)	44.87%	29.96%	55.52%	27.86%	11.29%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

36	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class C Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.81		$12.38	$10.77	$9.89	$10.15	$9.70
Investment operations:
Net investment income(a)	.11		.27	.25	.28	.30	.30
Net realized and unrealized gain (loss)	.16		.65	1.67	.89	(.24)	.44
Total from investment operations	.27		.92	1.92	1.17	.06	.74
Distributions to shareholders from:
Net investment income	(.38)		(.49)	(.31)	(.29)	(.32)	(.29)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.87)		(.49)	(.31)	(.29)	(.32)	(.29)
Net asset value, end of period	$12.21		$12.81	$12.38	$10.77	$9.89	$10.15
Total Return(b)	2.24	%(c)	7.61%	18.05%	11.86%	.53%	7.81%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.54	%(c)	1.08%	1.05%	1.03%	.97%	1.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.54	%(c)	1.08%	1.05%	1.03%	.97%	1.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.61	%(c)	1.23%	1.24%	1.24%	1.23%	1.26%
Net investment income	.89	%(c)	2.12%	2.18%	2.72%	2.87%	2.99%

Supplemental Data:
Net assets, end of period (000)	$425,970		$375,528	$270,358	$191,363	$179,605	$182,662
Portfolio turnover rate	11.48	%(c)	44.87%	29.96%	55.52%	27.86%	11.29%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	37

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class F Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.86		$12.42	$10.80	$9.93	$10.17	$9.72
Investment operations:
Net investment income(a)	.16		.38	.37	.38	.39	.38
Net realized and unrealized gain (loss)	.16		.66	1.66	.87	(.22)	.45
Total from investment operations	.32		1.04	2.03	1.25	.17	.83
Distributions to shareholders from:
Net investment income	(.43)		(.60)	(.41)	(.38)	(.41)	(.38)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.92)		(.60)	(.41)	(.38)	(.41)	(.38)
Net asset value, end of period	$12.26		$12.86	$12.42	$10.80	$9.93	$10.17
Total Return(b)	2.66	%(c)	8.59%	19.12%	12.80%	1.49%	8.76%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.10	%(c)	.19%	.17%	.15%	.10%	.10%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.10	%(c)	.19%	.17%	.15%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.16	%(c)	.34%	.36%	.36%	.36%	.36%
Net investment income	1.33	%(c)	3.00%	3.13%	3.60%	3.74%	3.80%

Supplemental Data:
Net assets, end of period (000)	$83,786		$74,135	$25,465	$9,731	$8,634	$8,039
Portfolio turnover rate	11.48	%(c)	44.87%	29.96%	55.52%	27.86%	11.29%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

38	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class I Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.86		$12.43	$10.80	$9.93	$10.18	$9.73
Investment operations:
Net investment income(a)	.17		.39	.37	.39	.41	.39
Net realized and unrealized gain (loss)	.17		.65	1.68	.87	(.24)	.45
Total from investment operations	.34		1.04	2.05	1.26	.17	.84
Distributions to shareholders from:
Net investment income	(.44)		(.61)	(.42)	(.39)	(.42)	(.39)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.93)		(.61)	(.42)	(.39)	(.42)	(.39)
Net asset value, end of period	$12.27		$12.86	$12.43	$10.80	$9.93	$10.18
Total Return(b)	2.79	%(c)	8.61%	19.33%	12.92%	1.49%	8.86%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.05	%(c)	.09%	.06%	.05%	.00%	.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.05	%(c)	.09%	.06%	.05%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.11	%(c)	.24%	.25%	.26%	.26%	.26%
Net investment income	1.40	%(c)	3.10%	3.16%	3.70%	3.86%	3.96%

Supplemental Data:
Net assets, end of period (000)	$33,984		$35,247	$35,744	$32,563	$28,708	$3,731
Portfolio turnover rate	11.48	%(c)	44.87%	29.96%	55.52%	27.86%	11.29%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	39

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class P Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.82		$12.39	$10.77	$9.90	$10.15	$9.70
Investment operations:
Net investment income(a)	.14		.33	.32	.35	.37	.35
Net realized and unrealized gain (loss)	.17		.65	1.67	.86	(.25)	.45
Total from investment operations	.31		.98	1.99	1.21	.12	.80
Distributions to shareholders from:
Net investment income	(.41)		(.55)	(.37)	(.34)	(.37)	(.35)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.90)		(.55)	(.37)	(.34)	(.37)	(.35)
Net asset value, end of period	$12.23		$12.82	$12.39	$10.77	$9.90	$10.15
Total Return(b)	2.58	%(c)	8.15%	18.76%	12.44%	1.04%	8.39%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.27	%(c)	.54%	.51%	.49%	.45%	.45%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.27	%(c)	.54%	.51%	.49%	.45%	.45%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.34	%(c)	.69%	.70%	.71%	.70%	.71%
Net investment income	1.19	%(c)	2.66%	2.72%	3.44%	3.45%	3.55%

Supplemental Data:
Net assets, end of period (000)	$1,096		$1,286	$1,538	$1,312	$2,435	$5,503
Portfolio turnover rate	11.48	%(c)	44.87%	29.96%	55.52%	27.86%	11.29%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

40	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class R2 Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.07		$12.62	$10.97	$10.07	$10.33	$9.84
Investment operations:
Net investment income(a)	.14		.31	.30	.32	.35	.32
Net realized and unrealized gain (loss)	.16		.67	1.70	.91	(.25)	.50
Total from investment operations	.30		.98	2.00	1.23	.10	.82
Distributions to shareholders from:
Net investment income	(.40)		(.53)	(.35)	(.33)	(.36)	(.33)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.89)		(.53)	(.35)	(.33)	(.36)	(.33)
Net asset value, end of period	$12.48		$13.07	$12.62	$10.97	$10.07	$10.33
Total Return(b)	2.43	%(c)	7.99%	18.52%	12.37%	.81%	8.55%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.35	%(c)	.69%	.66%	.65%	.60%	.56%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.35	%(c)	.69%	.66%	.65%	.60%	.56%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.42	%(c)	.84%	.85%	.86%	.86%	.81%
Net investment income	1.15	%(c)	2.44%	2.54%	3.03%	3.33%	3.15%

Supplemental Data:
Net assets, end of period (000)	$1,113		$1,421	$1,862	$1,185	$1,148	$338
Portfolio turnover rate	11.48	%(c)	44.87%	29.96%	55.52%	27.86%	11.29%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	41

Financial Highlights (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class R3 Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.84		$12.41	$10.79	$9.92	$10.17	$9.71
Investment operations:
Net investment income(a)	.14		.33	.31	.33	.35	.32
Net realized and unrealized gain (loss)	.17		.65	1.67	.88	(.23)	.48
Total from investment operations	.31		.98	1.98	1.21	.12	.80
Distributions to shareholders from:
Net investment income	(.41)		(.55)	(.36)	(.34)	(.37)	(.34)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.90)		(.55)	(.36)	(.34)	(.37)	(.34)
Net asset value, end of period	$12.25		$12.84	$12.41	$10.79	$9.92	$10.17
Total Return(b)	2.55	%(c)	8.09%	18.68%	12.39%	1.01%	8.39%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.29	%(c)	.59%	.56%	.54%	.49%	.50%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.29	%(c)	.59%	.56%	.54%	.49%	.50%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.36	%(c)	.74%	.75%	.75%	.75%	.76%
Net investment income	1.14	%(c)	2.60%	2.67%	3.18%	3.32%	3.27%

Supplemental Data:
Net assets, end of period (000)	$39,744		$36,157	$33,919	$24,940	$19,595	$14,172
Portfolio turnover rate	11.48	%(c)	44.87%	29.96%	55.52%	27.86%	11.29%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

42	See Notes to Financial Statements.

Financial Highlights

MULTI-ASSET GROWTH FUND

	Class A Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$19.46		$19.02	$16.18	$14.80	$15.00	$13.87
Investment operations:
Net investment income(a)	.20		.53	.50	.48	.35	.34
Net realized and unrealized gain (loss)	.37		1.27	2.89	1.36	(.18)	1.08
Total from investment operations	.57		1.80	3.39	1.84	.17	1.42
Distributions to shareholders from:
Net investment income	(.63)		(.81)	(.55)	(.46)	(.37)	(.29)
Net realized gain	(1.22)		(.55)	–	–	–	–
Total distributions	(1.85)		(1.36)	(.55)	(.46)	(.37)	(.29)
Net asset value, end of period	$18.18		$19.46	$19.02	$16.18	$14.80	$15.00
Total Return(b)	3.26	%(c)	9.98%	21.42%	12.63%	1.07%	10.42%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.17	%(c)	.34%	.31%	.30%	.28%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.17	%(c)	.34%	.31%	.30%	.28%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.25	%(c)	.52%	.53%	.54%	.58%	.66%
Net investment income	1.09	%(c)	2.79%	2.80%	3.07%	2.28%	2.37%

Supplemental Data:
Net assets, end of period (000)	$893,066		$834,090	$748,409	$586,960	$491,865	$423,573
Portfolio turnover rate	10.76	%(c)	38.40%	36.72%	45.58%	25.26%	7.69%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	43

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

	Class B Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$19.33		$18.90	$16.07	$14.70	$14.90	$13.78
Investment operations:
Net investment income(a)	.13		.38	.36	.36	.25	.25
Net realized and unrealized gain (loss)	.36		1.26	2.89	1.35	(.19)	1.08
Total from investment operations	.49		1.64	3.25	1.71	.06	1.33
Distributions to shareholders from:
Net investment income	(.56)		(.66)	(.42)	(.34)	(.26)	(.21)
Net realized gain	(1.22)		(.55)	–	–	–	–
Total distributions	(1.78)		(1.21)	(.42)	(.34)	(.26)	(.21)
Net asset value, end of period	$18.04		$19.33	$18.90	$16.07	$14.70	$14.90
Total Return(b)	2.82	%(c)	9.13%	20.57%	11.79%	.35%	9.73%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.55	%(c)	1.09%	1.06%	1.04%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.55	%(c)	1.09%	1.06%	1.04%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.62	%(c)	1.27%	1.28%	1.29%	1.29%	1.31%
Net investment income	.73	%(c)	2.01%	2.05%	2.36%	1.59%	1.73%

Supplemental Data:
Net assets, end of period (000)	$18,757		$21,736	$27,110	$27,278	$29,160	$33,841
Portfolio turnover rate	10.76	%(c)	38.40%	36.72%	45.58%	25.26%	7.69%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

44	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

	Class C Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$19.30		$18.89	$16.06	$14.70	$14.90	$13.78
Investment operations:
Net investment income(a)	.13		.39	.37	.36	.25	.25
Net realized and unrealized gain (loss)	.37		1.24	2.89	1.35	(.18)	1.08
Total from investment operations	.50		1.63	3.26	1.71	.07	1.33
Distributions to shareholders from:
Net investment income	(.57)		(.67)	(.43)	(.35)	(.27)	(.21)
Net realized gain	(1.22)		(.55)	–	–	–	–
Total distributions	(1.79)		(1.22)	(.43)	(.35)	(.27)	(.21)
Net asset value, end of period	$18.01		$19.30	$18.89	$16.06	$14.70	$14.90
Total Return(b)	2.87	%(c)	9.11%	20.66%	11.77%	.41%	9.63%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.54	%(c)	1.08%	1.05%	1.03%	.97%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.54	%(c)	1.08%	1.05%	1.03%	.97%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.62	%(c)	1.25%	1.26%	1.27%	1.26%	1.31%
Net investment income	.72	%(c)	2.07%	2.09%	2.36%	1.59%	1.74%

Supplemental Data:
Net assets, end of period (000)	$250,670		$211,947	$161,591	$111,296	$100,379	$90,833
Portfolio turnover rate	10.76	%(c)	38.40%	36.72%	45.58%	25.26%	7.69%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	45

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

	Class F Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$19.45		$19.02	$16.17	$14.79	$14.99	$13.86
Investment operations:
Net investment income(a)	.21		.56	.54	.50	.38	.37
Net realized and unrealized gain (loss)	.37		1.26	2.89	1.36	(.18)	1.09
Total from investment operations	.58		1.82	3.43	1.86	.20	1.46
Distributions to shareholders from:
Net investment income	(.64)		(.84)	(.58)	(.48)	(.40)	(.33)
Net realized gain	(1.22)		(.55)	–	–	–	–
Total distributions	(1.86)		(1.39)	(.58)	(.48)	(.40)	(.33)
Net asset value, end of period	$18.17		$19.45	$19.02	$16.17	$14.79	$14.99
Total Return(b)	3.33	%(c)	10.11%	21.68%	12.79%	1.26%	10.69%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.10	%(c)	.19%	.16%	.15%	.10%	.10%
Expenses, including expense reductions, expenses assumed and management fee waived	.10	%(c)	.19%	.16%	.15%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.17	%(c)	.37%	.38%	.39%	.40%	.41%
Net investment income	1.15	%(c)	2.95%	3.03%	3.20%	2.43%	2.54%

Supplemental Data:
Net assets, end of period (000)	$70,842		$54,699	$16,769	$4,883	$4,150	$2,595
Portfolio turnover rate	10.76	%(c)	38.40%	36.72%	45.58%	25.26%	7.69%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

46	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

	Class I Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$19.54		$19.10	$16.24	$14.85	$15.05	$13.91
Investment operations:
Net investment income(a)	.22		.58	.54	.50	.39	.39
Net realized and unrealized gain (loss)	.37		1.26	2.92	1.39	(.17)	1.09
Total from investment operations	.59		1.84	3.46	1.89	.22	1.48
Distributions to shareholders from:
Net investment income	(.65)		(.85)	(.60)	(.50)	(.42)	(.34)
Net realized gain	(1.22)		(.55)	–	–	–	–
Total distributions	(1.87)		(1.40)	(.60)	(.50)	(.42)	(.34)
Net asset value, end of period	$18.26		$19.54	$19.10	$16.24	$14.85	$15.05
Total Return(b)	3.36	%(c)	10.21%	21.76%	12.92%	1.35%	10.83%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(c)	.09%	.06%	.05%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(c)	.09%	.06%	.05%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.12	%(c)	.27%	.28%	.30%	.30%	.31%
Net investment income	1.21	%(c)	3.08%	3.04%	3.17%	2.49%	2.72%

Supplemental Data:
Net assets, end of period (000)	$15,363		$13,991	$10,957	$8,653	$1,364	$617
Portfolio turnover rate	10.76	%(c)	38.40%	36.72%	45.58%	25.26%	7.69%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	47

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

	Class P Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$19.65		$19.10	$16.25	$14.86	$15.06	$13.90
Investment operations:
Net investment income(a)	.19		.49	.47	.46	.32	.36
Net realized and unrealized gain (loss)	.37		1.30	2.91	1.36	(.17)	1.08
Total from investment operations	.56		1.79	3.38	1.82	.15	1.44
Distributions to shareholders from:
Net investment income	(.62)		(.69)	(.53)	(.43)	(.35)	(.28)
Net realized gain	(1.22)		(.55)	–	–	–	–
Total distributions	(1.84)		(1.24)	(.53)	(.43)	(.35)	(.28)
Net asset value, end of period	$18.37		$19.65	$19.10	$16.25	$14.86	$15.06
Total Return(b)	3.16	%(c)	9.84%	21.25%	12.42%	.91%	10.47%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(c)	.47%	.51%	.46%	.40%	.34%
Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(c)	.47%	.51%	.46%	.40%	.34%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.35	%(c)	.66%	.71%	.72%	.70%	.63%
Net investment income	1.05	%(c)	2.58%	2.60%	2.91%	2.04%	2.50%

Supplemental Data:
Net assets, end of period (000)	$2		$2	$4	$6	$5	$1
Portfolio turnover rate	10.76	%(c)	38.40%	36.72%	45.58%	25.26%	7.69%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

48	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

	Class R2 Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$19.74		$19.27	$16.39	$14.98	$15.18	$14.03
Investment operations:
Net investment income(a)	.17		.46	.43	.43	.30	.30
Net realized and unrealized gain (loss)	.36		1.30	2.95	1.38	(.17)	1.11
Total from investment operations	.53		1.76	3.38	1.81	.13	1.41
Distributions to shareholders from:
Net investment income	(.59)		(.74)	(.50)	(.40)	(.33)	(.26)
Net realized gain	(1.22)		(.55)	–	–	–	–
Total distributions	(1.81)		(1.29)	(.50)	(.40)	(.33)	(.26)
Net asset value, end of period	$18.46		$19.74	$19.27	$16.39	$14.98	$15.18
Total Return(b)	3.01	%(c)	9.63%	20.99%	12.26%	.77%	10.17%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.35	%(c)	.69%	.66%	.65%	.60%	.58%
Expenses, including expense reductions, expenses assumed and management fee waived	.35	%(c)	.69%	.66%	.65%	.60%	.58%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.42	%(c)	.87%	.88%	.89%	.90%	.89%
Net investment income	.94	%(c)	2.43%	2.39%	2.70%	1.92%	2.08%

Supplemental Data:
Net assets, end of period (000)	$244		$288	$149	$195	$156	$110
Portfolio turnover rate	10.76	%(c)	38.40%	36.72%	45.58%	25.26%	7.69%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	49

Financial Highlights (concluded)

MULTI-ASSET GROWTH FUND

	Class R3 Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$19.41		$18.98	$16.14	$14.77	$14.97	$13.84
Investment operations:
Net investment income(a)	.17		.48	.45	.44	.32	.28
Net realized and unrealized gain (loss)	.37		1.26	2.90	1.35	(.18)	1.13
Total from investment operations	.54		1.74	3.35	1.79	.14	1.41
Distributions to shareholders from:
Net investment income	(.61)		(.76)	(.51)	(.42)	(.34)	(.28)
Net realized gain	(1.22)		(.55)	–	–	–	–
Total distributions	(1.83)		(1.31)	(.51)	(.42)	(.34)	(.28)
Net asset value, end of period	$18.12		$19.41	$18.98	$16.14	$14.77	$14.97
Total Return(b)	3.09	%(c)	9.70%	21.20%	12.32%	.88%	10.31%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.29	%(c)	.58%	.55%	.54%	.50%	.50%
Expenses, including expense reductions, expenses assumed and management fee waived	.29	%(c)	.58%	.55%	.54%	.50%	.50%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.37	%(c)	.76%	.76%	.79%	.79%	.81%
Net investment income	.97	%(c)	2.56%	2.56%	2.85%	2.06%	1.97%

Supplemental Data:
Net assets, end of period (000)	$27,486		$23,344	$18,989	$13,470	$11,969	$9,240
Portfolio turnover rate	10.76	%(c)	38.40%	36.72%	45.58%	25.26%	7.69%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

50	See Notes to Financial Statements.

Financial Highlights

MULTI-ASSET INCOME FUND

	Class A Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.78		$15.99	$14.95	$14.01	$14.40	$13.57
Investment operations:
Net investment income(a)	.28		.56	.58	.62	.77	.79
Net realized and unrealized gain (loss)	.05		.31	1.15	1.01	(.36)	.83
Total from investment operations	.33		.87	1.73	1.63	.41	1.62
Distributions to shareholders from:
Net investment income	(.48)		(.74)	(.64)	(.62)	(.80)	(.79)
Net realized gain	(.36)		(.34)	(.05)	(.07)	–	–
Total distributions	(.84)		(1.08)	(.69)	(.69)	(.80)	(.79)
Net asset value, end of period	$15.27		$15.78	$15.99	$14.95	$14.01	$14.40
Total Return(b)	2.20	%(c)	5.62%	11.77%	11.98%	2.74%	12.25%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.17	%(c)	.34%	.31%	.30%	.28%	.35%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.17	%(c)	.34%	.31%	.30%	.28%	.35%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.23	%(c)	.47%	.49%	.50%	.54%	.66%
Net investment income	1.83	%(c)	3.55%	3.72%	4.28%	5.25%	5.60%

Supplemental Data:
Net assets, end of period (000)	$1,112,524		$1,108,030	$614,499	$361,594	$257,747	$183,275
Portfolio turnover rate	14.77	%(c)	42.95%	26.82%	26.59%	46.47%	6.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	51

Financial Highlights (continued)

MULTI-ASSET INCOME FUND

	Class B Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.98		$16.17	$15.11	$14.15	$14.54	$13.70
Investment operations:
Net investment income(a)	.23		.45	.47	.53	.67	.71
Net realized and unrealized gain (loss)	.04		.31	1.16	1.01	(.37)	.83
Total from investment operations	.27		.76	1.63	1.54	.30	1.54
Distributions to shareholders from:
Net investment income	(.42)		(.61)	(.52)	(.51)	(.69)	(.70)
Net realized gain	(.36)		(.34)	(.05)	(.07)	–	–
Total distributions	(.78)		(.95)	(.57)	(.58)	(.69)	(.70)
Net asset value, end of period	$15.47		$15.98	$16.17	$15.11	$14.15	$14.54
Total Return(b)	1.79	%(c)	4.88%	10.94%	11.16%	1.97%	11.54%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.55	%(c)	1.09%	1.06%	1.05%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.55	%(c)	1.09%	1.06%	1.05%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.60	%(c)	1.22%	1.24%	1.25%	1.26%	1.31%
Net investment income	1.46	%(c)	2.83%	3.00%	3.58%	4.55%	4.99%

Supplemental Data:
Net assets, end of period (000)	$5,820		$6,934	$8,181	$8,345	$9,081	$10,162
Portfolio turnover rate	14.77	%(c)	42.95%	26.82%	26.59%	46.47%	6.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

52	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET INCOME FUND

	Class C Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.97		$16.17	$15.12	$14.17	$14.55	$13.71
Investment operations:
Net investment income(a)	.22		.45	.47	.52	.67	.70
Net realized and unrealized gain (loss)	.06		.31	1.16	1.02	(.35)	.84
Total from investment operations	.28		.76	1.63	1.54	.32	1.54
Distributions to shareholders from:
Net investment income	(.42)		(.62)	(.53)	(.52)	(.70)	(.70)
Net realized gain	(.36)		(.34)	(.05)	(.07)	–	–
Total distributions	(.78)		(.96)	(.58)	(.59)	(.70)	(.70)
Net asset value, end of period	$15.47		$15.97	$16.17	$15.12	$14.17	$14.55
Total Return(b)	1.87	%(c)	4.86%	10.91%	11.11%	2.08%	11.53%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.55	%(c)	1.09%	1.06%	1.04%	.99%	1.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.55	%(c)	1.09%	1.06%	1.04%	.99%	1.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.60	%(c)	1.22%	1.23%	1.25%	1.25%	1.31%
Net investment income	1.45	%(c)	2.80%	2.96%	3.52%	4.53%	4.93%

Supplemental Data:
Net assets, end of period (000)	$827,469		$758,668	$397,035	$186,976	$113,984	$60,542
Portfolio turnover rate	14.77	%(c)	42.95%	26.82%	26.59%	46.47%	6.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	53

Financial Highlights (continued)

MULTI-ASSET INCOME FUND

	Class F Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.78		$15.98	$14.95	$14.01	$14.40	$13.56
Investment operations:
Net investment income(a)	.29		.58	.60	.64	.80	.81
Net realized and unrealized gain (loss)	.05		.32	1.15	1.01	(.36)	.85
Total from investment operations	.34		.90	1.75	1.65	.44	1.66
Distributions to shareholders from:
Net investment income	(.49)		(.76)	(.67)	(.64)	(.83)	(.82)
Net realized gain	(.36)		(.34)	(.05)	(.07)	–	–
Total distributions	(.85)		(1.10)	(.72)	(.71)	(.83)	(.82)
Net asset value, end of period	$15.27		$15.78	$15.98	$14.95	$14.01	$14.40
Total Return(b)	2.28	%(c)	5.83%	11.94%	12.07%	2.92%	12.61%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.10	%(c)	.19%	.17%	.15%	.10%	.10%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.10	%(c)	.19%	.17%	.15%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.15	%(c)	.32%	.34%	.35%	.36%	.41%
Net investment income	1.90	%(c)	3.68%	3.85%	4.37%	5.44%	5.70%

Supplemental Data:
Net assets, end of period (000)	$571,625		$616,791	$264,414	$72,875	$32,387	$13,237
Portfolio turnover rate	14.77	%(c)	42.95%	26.82%	26.59%	46.47%	6.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

54	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET INCOME FUND

	Class I Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.71		$15.92	$14.89	$13.96	$14.35	$13.52
Investment operations:
Net investment income(a)	.29		.59	.60	.66	.80	.84
Net realized and unrealized gain (loss)	.06		.31	1.16	1.00	(.35)	.83
Total from investment operations	.35		.90	1.76	1.66	.45	1.67
Distributions to shareholders from:
Net investment income	(.50)		(.77)	(.68)	(.66)	(.84)	(.84)
Net realized gain	(.36)		(.34)	(.05)	(.07)	–	–
Total distributions	(.86)		(1.11)	(.73)	(.73)	(.84)	(.84)
Net asset value, end of period	$15.20		$15.71	$15.92	$14.89	$13.96	$14.35
Total Return(b)	2.34	%(c)	5.90%	12.10%	12.15%	3.03%	12.66%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.05	%(c)	.09%	.07%	.05%	.00%	.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.05	%(c)	.09%	.07%	.05%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.10	%(c)	.23%	.24%	.25%	.26%	.31%
Net investment income	1.95	%(c)	3.75%	3.87%	4.53%	5.50%	6.01%

Supplemental Data:
Net assets, end of period (000)	$21,902		$21,656	$4,531	$1,655	$426	$197
Portfolio turnover rate	14.77	%(c)	42.95%	26.82%	26.59%	46.47%	6.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	55

Financial Highlights (continued)

MULTI-ASSET INCOME FUND

	Class R2 Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.12		$16.31	$15.24	$14.28	$14.66	$13.74
Investment operations:
Net investment income(a)	.26		.52	.54	.57	.74	.83
Net realized and unrealized gain (loss)	.05		.31	1.17	1.03	(.36)	.85
Total from investment operations	.31		.83	1.71	1.60	.38	1.68
Distributions to shareholders from:
Net investment income	(.45)		(.68)	(.59)	(.57)	(.76)	(.76)
Net realized gain	(.36)		(.34)	(.05)	(.07)	–	–
Total distributions	(.81)		(1.02)	(.64)	(.64)	(.76)	(.76)
Net asset value, end of period	$15.62		$16.12	$16.31	$15.24	$14.28	$14.66
Total Return(b)	2.04	%(c)	5.26%	11.35%	11.54%	2.48%	12.51%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.35	%(c)	.69%	.66%	.64%	.59%	.11%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.35	%(c)	.69%	.66%	.64%	.59%	.11%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.40	%(c)	.82%	.84%	.85%	.87%	.42%
Net investment income	1.66	%(c)	3.21%	3.40%	3.80%	5.02%	5.83%

Supplemental Data:
Net assets, end of period (000)	$683		$755	$969	$719	$190	$16
Portfolio turnover rate	14.77	%(c)	42.95%	26.82%	26.59%	46.47%	6.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

56	See Notes to Financial Statements.

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND

	Class R3 Shares
	Six Months Ended 5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.79		$15.99	$14.96	$14.02	$14.41	$13.57
Investment operations:
Net investment income(a)	.26		.52	.54	.59	.74	.75
Net realized and unrealized gain (loss)	.05		.32	1.14	1.01	(.36)	.86
Total from investment operations	.31		.84	1.68	1.60	.38	1.61
Distributions to shareholders from:
Net investment income	(.46)		(.70)	(.60)	(.59)	(.77)	(.77)
Net realized gain	(.36)		(.34)	(.05)	(.07)	–	–
Total distributions	(.82)		(1.04)	(.65)	(.66)	(.77)	(.77)
Net asset value, end of period	$15.28		$15.79	$15.99	$14.96	$14.02	$14.41
Total Return(b)	2.09	%(c)	5.43%	11.50%	11.63%	2.53%	12.16%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.30	%(c)	.59%	.56%	.54%	.49%	.50%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.30	%(c)	.59%	.56%	.54%	.49%	.50%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.35	%(c)	.72%	.73%	.75%	.76%	.80%
Net investment income	1.70	%(c)	3.31%	3.47%	4.02%	5.04%	5.29%

Supplemental Data:
Net assets, end of period (000)	$14,728		$12,578	$8,825	$6,092	$4,348	$2,394
Portfolio turnover rate	14.77	%(c)	42.95%	26.82%	26.59%	46.47%	6.88%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	57

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of twelve funds. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes during the six months ended May 31, 2015: Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”) and Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Class A, B, C, F, I, P, R2 and R3 shares. Diversified Equity Strategy Fund and Multi-Asset Income Fund do not have active Class P shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase. Effective June 30, 2015, each of the Funds issued and commenced operations of three share classes: Class R4, Class R5 and Class R6.

Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Exchange traded futures contracts are valued at the last sales price in the market in which they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Short-term securities

58

Notes to Financial Statements (unaudited)(continued)

with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2011 through November 30, 2014. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations.

(g)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash, to adjust exposure to the direction of interest rates or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract

59

Notes to Financial Statements (unaudited)(continued)

fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain is recorded equal to the difference between the opening and closing value of the contract.

(h)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, all funds except Diversified Equity Strategy Fund entered into centrally cleared credit default swaps based on the CDX high yield index.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

60

Notes to Financial Statements (unaudited)(continued)

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There was minimal counterparty credit risk to the Fund during the six months ended May 31, 2015, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

61

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.(1)

For the six months ended May 31, 2015, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Diversified Equity Strategy Fund	.00%
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Growth Fund	.10%
Multi-Asset Income Fund	.10%

(1)	During the six months ended May 31, 2015 and continuing through March 31, 2016, Lord Abbett has contractually agreed to waive .05% of its annual management fee for Diversified Equity Strategy Fund. This agreement may be terminated only upon the approval of the Funds’ Board of Trustees (the “Board”). During the six months ended May 31, 2015, Lord Abbett voluntarily waived an additional .05% of its annual management fee for Diversified Equity Strategy Fund.

The Funds have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of the Funds in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on each Fund’s Statement of Operations and Receivables from affiliates on each Fund’s Statement of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

62

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2015:

	Distributor Commissions	Dealers’ Concessions
Diversified Equity Strategy Fund	$ 50,393	$ 273,584
Multi-Asset Balanced Opportunity Fund	234,821	1,548,815
Multi-Asset Growth Fund	131,284	895,709
Multi-Asset Income Fund	164,196	1,090,716

Distributor received the following amount of CDSCs for the six months ended May 31, 2015:

	Class A	Class C
Diversified Equity Strategy Fund	$643	$2,210
Multi-Asset Balanced Opportunity Fund	27,328	41,380
Multi-Asset Growth Fund	12,151	19,300
Multi-Asset Income Fund	44,434	100,021

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund; declared and paid quarterly for Multi-Asset Growth Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

63

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended May 31, 2015 and fiscal year ended November 30, 2014 was as follows:

	Diversified Equity Strategy Fund		Multi-Asset Balanced Opportunity Fund
	Six Months Ended		Six Months Ended
	5/31/2015	Year Ended	5/31/2015	Year Ended
	(unaudited)	11/30/2014	(unaudited)	11/30/2014
Distributions paid from:
Tax-exempt income	$–	$–	$–	$270,425
Ordinary income	5,203,646	7,477,085	68,927,149	83,945,247
Net long-term capital gains	30,379,459	17,062,426	78,996,525	–
Total distributions paid	$35,583,105	$24,539,511	$147,923,674	$84,215,672

	Multi-Asset Growth Fund		Multi-Asset Income Fund
	Six Months Ended		Six Months Ended
	5/31/2015	Year Ended	5/31/2015	Year Ended
	(unaudited)	11/30/2014	(unaudited)	11/30/2014
Distributions paid from:
Tax-exempt income	$–	$257,842	$–	$259,511
Ordinary income	38,438,479	41,912,470	79,623,654	81,608,750
Net long-term capital gains	73,179,790	28,322,745	51,623,879	27,639,886
Total distributions paid	$111,618,269	$70,493,057	$131,247,533	$109,508,147

As of May 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Multi-Asset
	Diversified Equity	Balanced
	Strategy Fund	Opportunity Fund
Tax cost	$244,209,154	$2,135,178,837
Gross unrealized gain	43,278,260	143,098,981
Gross unrealized loss	–	(30,704,409)
Net unrealized security gain	$43,278,260	$112,394,572

	Multi-Asset	Multi-Asset
	Growth Fund	Income Fund
Tax cost	$1,192,650,459	$2,615,224,579
Gross unrealized gain	92,904,486	18,294,643
Gross unrealized loss	(12,373,915)	(85,972,443)
Net unrealized security gain (loss)	$80,530,571	$(67,677,800)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2015 were as follows:

	Purchases	Sales
Diversified Equity Strategy Fund	$15,311,277	$8,982,653
Multi-Asset Balanced Opportunity Fund	433,549,687	245,632,296
Multi-Asset Growth Fund	240,663,910	129,429,476
Multi-Asset Income Fund	449,608,737	369,691,081

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2015.

64

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2015 (as described in note 2(f)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into E-Mini S&P 500 Index and U.S. Treasury futures contracts for the six months ended May 31, 2015 (as described in note 2(g)) to manage cash and hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into centrally cleared credit default swaps on indexes for the six months ended May 31, 2015 (as described in note 2(h)) to hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. There is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of May 31, 2015, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

65

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Balanced Opportunity Fund			Multi-Asset Growth Fund
	Equity		Foreign		Foreign
	Index	Credit	Currency	Credit	Currency
Asset Derivatives	Contracts	Contracts	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$–	$1,789,345	$–	$1,306,894

Liability Derivatives
Centrally Cleared Credit Default Swaps(2)	$–	$1,062	$–	$850	$–
Forward Foreign Currency Exchange Contracts(3)	$–	$–	$202,029	$–	$695,027
Futures Contracts(4)	$29,844	$–	$–	$–	$–

	Multi-Asset Income Fund
	Equity		Foreign
	Index	Credit	Currency
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$–	$2,021,825

Liability Derivatives
Centrally Cleared Credit Default Swaps(2)	$–	$1,204	$–
Forward Foreign Currency Exchange Contracts(3)	$–	$–	$235,892
Futures Contracts(4)	$147,228	$–	$–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared credit default swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

66

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended May 31, 2015, were as follows:

		Multi-Asset Balanced Opportunity Fund
	Equity	Interest		Foreign
	Index	Rate	Credit	Currency
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	$–	$–	$(37,059)	$–
Forward Foreign Currency Exchange Contracts	$–	$–	$–	$5,619,952
Futures Contracts	$(80,943)	$(44,503)	$–	$–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$–	$–	$(66,612)	$–
Forward Foreign Currency Exchange Contracts	$–	$–	$–	$1,533,410
Futures Contracts	$40,880	$33,517	$–	$–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	$–	$–	$2,142,857	$–
Forward Foreign Currency Exchange Contracts(3)	$–	$–	$–	$94,510,394
Futures Contracts(4)	15	12	–	–

			Multi-Asset Growth Fund
	Equity	Interest		Foreign
	Index	Rate	Credit	Currency
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	$–	$–	$(29,647)	$–
Forward Foreign Currency Exchange Contracts	$–	$–	$–	$5,118,727
Futures Contracts	$84,605	$(23,841)	$–	$–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$–	$–	$(53,290)	$–
Forward Foreign Currency Exchange Contracts	$–	$–	$–	$570,489
Futures Contracts	$(55,751)	$17,955	$–	$–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	$–	$–	$1,714,286	$–
Forward Foreign Currency Exchange Contracts(3)	$–	$–	$–	$86,997,471
Futures Contracts(4)	9	6	–	–

67

Notes to Financial Statements (unaudited)(continued)

			Multi-Asset Income Fund
	Equity	Interest		Foreign
	Index	Rate	Credit	Currency
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	$–	$–	$(42,001)	$–
Forward Foreign Currency Exchange Contracts	$–	$–	$–	$6,146,871
Futures Contracts	$(399,321)	$(39,735)	$–	$–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$–	$–	$(75,494)	$–
Forward Foreign Currency Exchange Contracts	$–	$–	$–	$1,726,154
Futures Contracts	$201,678	$29,925	$–	$–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	$–	$–	$2,428,571	$–
Forward Foreign Currency Exchange Contracts(3)	$–	$–	$–	$106,236,826
Futures Contracts(4)	74	11	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2015.
(1)	Statements of Operations location: Net realized gain on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

68

Notes to Financial Statements (unaudited)(continued)

		Diversified Equity Strategy Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$242,588	$–	$242,588
Total	$242,588	$–	$242,588

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
State Street Bank and Trust Co.	$242,588	$–	$–	$(242,588)	$–
Total	$242,588	$–	$–	$(242,588)	$–

		Multi-Asset Balanced Opportunity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,789,345	$–	$1,789,345
Repurchase Agreement	1,826,782	–	1,826,782
Total	$3,616,127	$–	$3,616,127

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$1,333,397	$–	$(1,290,000)	$–	$ 43,397
Citibank N.A.	4,707	(4,707)	–	–	–
Fixed Income Clearing Corp.	1,826,782	–	–	(1,826,782)	–
Morgan Stanley	451,241	(72,940)	(290,000)	–	88,301
Total	$3,616,127	$(77,647)	$(1,580,000)	$(1,826,782)	$131,698

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$202,029	$–	$202,029
Total	$202,029	$–	$202,029

69

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Citibank N.A.	$46,451	$(4,707)	$(30,000)	$–	$11,744
Goldman Sachs	82,638	–	(82,638)	–	–
Morgan Stanley	72,940	(72,940)	–	–	–
Total	$202,029	$(77,647)	$(112,638)	$–	$11,744

		Multi-Asset Growth Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,306,894	$–	$1,306,894
Repurchase Agreement	1,594,919	–	1,594,919
Total	$2,901,813	$–	$2,901,813

	Net Amounts of	Amounts Not Offset in the
	Assets Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$939,488	$–	$(860,000)	$–	$79,488
Citibank N.A.	15,955	(15,955)	–	–	–
Fixed Income Clearing Corp.	1,594,919	–	–	(1,594,919)	–
Morgan Stanley	351,451	(249,491)	(50,000)	–	51,960
Total	$2,901,813	$(265,446)	$(910,000)	$(1,594,919)	$131,448

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$695,027	$–	$695,027
Total	$695,027	$–	$695,027

	Net Amounts of	Amounts Not Offset in the
	Liabilities Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Citibank N.A.	$159,747	$(15,955)	$(143,792)	$–	$–
Goldman Sachs	285,789	–	(270,000)	–	15,789
Morgan Stanley	249,491	(249,491)	–	–	–
Total	$695,027	$(265,446)	$(413,792)	$–	$15,789

70

Notes to Financial Statements (unaudited)(continued)

		Multi-Asset Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,021,825	$–	$2,021,825
Repurchase Agreement	353,534	–	353,534
Total	$2,375,359	$–	$2,375,359

	Net Amounts of	Amounts Not Offset in the
	Assets Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$1,509,295	$–	$(1,460,000)	$–	$49,295
Citibank N.A.	5,464	(5,464)	–	–	–
Fixed Income Clearing Corp.	353,534	–	–	(353,534)	–
Morgan Stanley	507,066	(85,099)	(320,000)	–	101,967
Total	$2,375,359	$(90,563)	$(1,780,000)	$(353,534)	$151,262

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$235,892	$–	$235,892
Total	$235,892	$–	$235,892

	Net Amounts of	Amounts Not Offset in the
	Liabilities Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Citibank N.A.	$54,382	$(5,464)	$(30,000)	$–	$18,918
Goldman Sachs	96,411	–	(96,411)	–	–
Morgan Stanley	85,099	(85,099)	–	–	–
Total	$235,892	$(90,563)	$(126,411)	$–	$18,918

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of May 31, 2015.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of May 31, 2015.

71

Notes to Financial Statements (unaudited)(continued)

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

72

Notes to Financial Statements (unaudited)(continued)

10.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended May 31, 2015:

					Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2014	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2015	Fair Value at 5/31/2015	Net Realized Gain 12/1/2014 to 5/31/2015		Dividend Income 12/1/2014 to 5/31/2015
Lord Abbett Affiliated Fund, Inc.-Class I	3,350,823	153,697	(28,851)	3,475,669	$57,487,571	$253,105		$679,192
Lord Abbett Developing Growth Fund, Inc.-Class I	565,275	–	(28,932)	536,343	14,572,449	433,693		–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	3,065,556	104,688	(38,857)	3,131,387	43,307,074	233,144		–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	1,850,156	29,777	(61,676)	1,818,257	43,056,322	821,693		–
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,609,169	281,603	(129,577)	1,761,195	43,149,277	6,591,408	(a)	–
Lord Abbett Securities Trust-International Core Equity Fund-Class I	2,392,171	180,054	(29,725)	2,542,500	34,374,595	120,962		470,230
Lord Abbett Securities Trust-International Opportunities Fund-Class I	1,258,934	110,663	(108,112)	1,261,485	22,795,039	1,752,353	(b)	295,428
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	1,372,877	8,931	(20,007)	1,361,801	28,502,499	163,575		–
Total					$287,244,826	$10,369,933		$1,444,850

(a)	Includes $5,233,389 of distributed capital gains.
(b)	Includes $606,483 of distributed capital gains.

73

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2014	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2015	Fair Value at 5/31/2015	Net Realized Gain 12/1/2014 to 5/31/2015		Dividend Income 12/1/2014 to 5/31/2015
Lord Abbett Affiliated Fund, Inc.-Class I	1,094,993	966	(1,095,959)	–	$–	$(201,769)		$15,754
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	9,555,754	506,459	(155,637)	9,906,576	211,505,400	744,581		–
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	12,570,009	845,645	(291,079)	13,124,575	291,365,573	1,317,324		–
Lord Abbett Investment Trust-Convertible Fund-Class I	15,263,418	3,633,949	–	18,897,367	238,673,749	20,124,817	(a)	3,826,530
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	5,621,994	1,786,677	(367,349)	7,041,322	78,017,853	152,989		842,715
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	20,042,841	17,831,189	–	37,874,030	210,958,345	–		2,278,387
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,285,074	211,154	(1,119,891)	376,337	9,220,261	3,208,427	(b)	–
Lord Abbett Investment Trust-High Yield Fund-Class I	67,338,873	7,148,048	(8,643,145)	65,843,776	506,997,079	12,760,667	(c)	14,995,979
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	30,860,292	14,422,275	(127,703)	45,154,864	367,560,597	16,206,556	(d)	4,761,468
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	10,235,158	82,799	(1,352,728)	8,965,229	240,895,697	14,726,559		2,123,795
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	25,549,883	13,894,383	(19,095,485)	20,348,781	90,552,073	(1,228,794)		2,001,120
Total					$2,245,746,627	$67,811,357		$30,845,748

(a)	Amount represents distributed capital gains.
(b)	Includes $4,195,381 of distributed capital gains.
(c)	Includes $11,576,864 of distributed capital gains.
(d)	Includes $16,218,637 of distributed capital gains.

74

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2014	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2015	Fair Value at 5/31/2015	Net Realized Gain 12/1/2014 to 5/31/2015		Dividend Income 12/1/2014 to 5/31/2015
Lord Abbett Affiliated Fund, Inc.-Class I	5,643,275	42,178	(3,069,614)	2,615,839	$43,265,985	$4,704,660		$687,623
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	6,631,984	525,208	(62,370)	7,094,822	151,474,441	322,454		–
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	9,070,300	688,689	(162,786)	9,596,203	213,035,706	756,613		–
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	2,364,631	1,109,124	(281,737)	3,192,018	35,367,559	126,561		349,588
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	762,399	121,931	(633,777)	250,553	6,138,559	1,920,473	(a)	–
Lord Abbett Investment Trust-High Yield Fund-Class I	37,266,384	5,113,550	(4,328,867)	38,051,067	292,993,216	5,551,294	(b)	8,514,033
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	20,261,813	13,272,308	(108,526)	33,425,595	272,084,340	11,322,012	(c)	3,437,511
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	7,418,853	449,302	(261,216)	7,606,939	204,398,453	2,697,486		1,539,412
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	6,224,959	9,067,919	(3,421,451)	11,871,427	52,827,852	(196,443)		701,166
Total					$1,271,586,111	$27,205,110		$15,229,333

(a)	Includes $2,489,006 of distributed capital gains.
(b)	Includes $6,450,718 of distributed capital gains.
(c)	Includes $11,286,839 of distributed capital gains.

75

Notes to Financial Statements (unaudited)(continued)

					Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2014	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2015	Fair Value at 5/31/2015	Net Realized Gain 12/1/2014 to 5/31/2015		Dividend Income 12/1/2014 to 5/31/2015
Lord Abbett Affiliated Fund, Inc.-Class I	898,552	276,532	(1,175,084)	–	$–	$116,028		$7,983
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	5,856,480	668,289	(703,912)	5,820,857	129,223,028	1,839,595		–
Lord Abbett Investment Trust-Convertible Fund-Class I	18,437,082	3,278,005	(846,764)	20,868,323	263,566,915	24,327,604	(a)	4,594,537
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	6,384,403	2,086,205	(1,028,827)	7,441,781	82,454,935	303,013		898,526
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	24,869,213	18,326,947	(558,521)	42,637,639	237,491,648	(331,233)		2,660,701
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,704,870	285,513	(1,399,806)	590,577	14,469,136	4,282,900	(b)	–
Lord Abbett Investment Trust-High Yield Fund-Class I	114,475,224	7,548,491	(12,548,349)	109,475,366	842,960,318	16,653,440	(c)	24,963,097
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	24,112,766	12,877,477	(1,702,114)	35,288,129	287,245,369	11,435,263	(d)	3,756,771
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4,760,063	35,944	(1,829,789)	2,966,218	79,702,271	13,150,692		921,954
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	142,470,675	21,556,012	(26,930,142)	137,096,545	610,079,625	(2,799,295)		12,182,818
Total					$2,547,193,245	$68,978,007		$49,986,387

(a)	Includes $24,309,292 of distributed capital gains.
(b)	Includes $5,565,890 of distributed capital gains.
(c)	Includes $19,566,671 of distributed capital gains.
(d)	Includes $12,647,079 of distributed capital gains.

11.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment

76

Notes to Financial Statements (unaudited)(continued)

objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fail to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Similarly, since Diversified Equity Strategy Fund generally will be invested in equity funds and Multi-Asset Growth Fund will be more heavily invested in equity funds than fixed income funds, each will be more affected by the risks associated with stocks and other equity investments. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as

77

Notes to Financial Statements (unaudited)(continued)

liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	May 31, 2015		Year Ended
Diversified Equity Strategy Fund		(unaudited)	November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	999,329	$20,996,416	1,382,387	$29,277,937
Converted from Class B*	48,561	54,832	26,412	568,203
Reinvestment of distributions	1,103,421	21,296,021	737,949	15,135,328
Shares reacquired	(951,398)	(18,972,363)	(1,997,653)	(42,190,105)
Increase	1,199,913	$23,374,906	149,095	$2,791,363

Class B Shares
Shares sold	1,399	$29,103	21,736	$467,535
Reinvestment of distributions	43,439	822,745	35,255	711,097
Shares reacquired	(24,465)	(1,396,546)	(79,492)	(1,657,523)
Converted to Class A*	(49,582)	(54,832)	(26,982)	(568,203)
Decrease	(29,209)	$(599,530)	(49,483)	$(1,047,094)

Class C Shares
Shares sold	284,175	$5,489,847	589,792	$12,203,876
Reinvestment of distributions	429,020	8,082,739	269,816	5,423,294
Shares reacquired	(326,195)	(6,397,750)	(587,030)	(12,164,786)
Increase	387,000	$7,174,836	272,578	$5,462,384

Class F Shares
Shares sold	44,591	$882,261	80,728	$1,717,457
Reinvestment of distributions	23,777	458,664	14,121	289,471
Shares reacquired	(61,183)	(1,198,191)	(63,184)	(1,336,659)
Increase	7,185	$142,734	31,665	$670,269

Class I Shares
Shares sold	53,283	$1,043,232	152,785	$3,276,841
Reinvestment of distributions	86,200	1,674,875	42,111	868,746
Shares reacquired	(7,209)	(139,519)	(99,586)	(2,156,379)
Increase	132,274	$2,578,588	95,310	$1,989,208

78

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	May 31, 2015		Year Ended
Diversified Equity Strategy Fund	(unaudited)		November 30, 2014
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	1,180	$23,832	2,258	$48,693
Reinvestment of distributions	1,617	31,672	880	18,289
Shares reacquired	(526)	(10,554)	(21,526)	(472,094)
Increase (decrease)	2,271	$44,950	(18,388)	$(405,112)

Class R3 Shares
Shares sold	90,745	$1,781,330	193,541	$4,093,035
Reinvestment of distributions	81,861	1,565,997	39,758	809,873
Shares reacquired	(28,006)	(559,945)	(69,943)	(1,473,236)
Increase	144,600	$2,787,382	163,356	$3,429,672

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

	Six Months Ended
	May 31, 2015		Year Ended
Multi-Asset Balanced Opportunity Fund	(unaudited)		November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	17,217,585	$212,933,342	24,252,111	$305,828,651
Converted from Class B*	302,483	763,096	481,678	6,084,420
Reinvestment of distributions	8,877,326	106,849,467	5,146,370	64,279,806
Shares reacquired	(11,439,848)	(139,433,292)	(21,090,662)	(266,312,473)
Increase	14,957,546	$181,112,613	8,789,497	$109,880,404

Class B Shares
Shares sold	47,855	$585,231	119,327	$1,482,728
Reinvestment of distributions	177,335	2,131,953	119,798	1,487,528
Shares reacquired	(267,521)	(6,189,711)	(581,608)	(7,339,652)
Converted to Class A*	(302,780)	(763,096)	(482,142)	(6,084,420)
Decrease	(345,111)	$(4,235,623)	(824,625)	$(10,453,816)

Class C Shares
Shares sold	7,074,791	$85,794,629	10,702,010	$134,610,239
Reinvestment of distributions	1,953,368	23,370,508	853,449	10,603,330
Shares reacquired	(3,467,727)	(42,043,080)	(4,072,565)	(51,197,948)
Increase	5,560,432	$67,122,057	7,482,894	$94,015,621

Class F Shares
Shares sold	2,454,503	$29,851,284	4,898,900	$61,799,336
Reinvestment of distributions	385,420	4,635,514	133,205	1,678,170
Shares reacquired	(1,774,594)	(21,677,266)	(1,316,048)	(16,492,526)
Increase	1,065,329	$12,809,532	3,716,057	$46,984,980

Class I Shares
Shares sold	237,365	$2,890,754	650,964	$8,220,947
Reinvestment of distributions	175,783	2,115,629	115,229	1,437,634
Shares reacquired	(383,974)	(4,689,521)	(902,263)	(11,348,491)
Increase (decrease)	29,174	$316,862	(136,070)	$(1,689,910)

79

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	May 31, 2015		Year Ended
Multi-Asset Balanced Opportunity Fund	(unaudited)		November 30, 2014
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	20,688	$248,338	8,352	$104,828
Reinvestment of distributions	7,348	88,071	5,129	63,603
Shares reacquired	(38,759)	(470,289)	(37,254)	(463,069)
Decrease	(10,723)	$(133,880)	(23,773)	$(294,638)

Class R2 Shares
Shares sold	10,303	$128,031	28,628	$366,469
Reinvestment of distributions	7,645	93,527	5,035	63,684
Shares reacquired	(37,537)	(458,838)	(72,476)	(931,154)
Decrease	(19,589)	$(237,280)	(38,813)	$(501,001)

Class R3 Shares
Shares sold	632,053	$7,672,840	874,472	$11,000,518
Reinvestment of distributions	210,940	2,532,580	120,915	1,506,072
Shares reacquired	(413,815)	(5,059,381)	(913,277)	(11,508,755)
Increase	429,178	$5,146,039	82,110	$997,835

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

	Six Months Ended
	May 31, 2015		Year Ended
Multi-Asset Growth Fund	(unaudited)		November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,989,230	$109,369,983	8,225,901	$155,055,410
Converted from Class B*	126,876	896,326	210,704	3,966,866
Reinvestment of distributions	4,443,220	79,241,060	2,914,783	53,581,868
Shares reacquired	(4,282,339)	(77,393,670)	(7,832,928)	(147,345,727)
Increase	6,276,987	$112,113,699	3,518,460	$65,258,417

Class B Shares
Shares sold	13,426	$239,584	48,858	$910,687
Reinvestment of distributions	108,689	1,924,053	90,061	1,637,628
Shares reacquired	(79,144)	(2,818,203)	(236,905)	(4,410,442)
Converted to Class A*	(127,802)	(896,326)	(212,154)	(3,966,866)
Decrease	(84,831)	$(1,550,892)	(310,140)	$(5,828,993)

Class C Shares
Shares sold	3,071,731	$54,801,360	3,334,640	$62,308,573
Reinvestment of distributions	1,031,707	18,241,714	551,249	10,035,984
Shares reacquired	(1,164,027)	(20,860,835)	(1,462,444)	(27,323,228)
Increase	2,939,411	$52,182,239	2,423,445	$45,021,329

Class F Shares
Shares sold	1,743,334	$31,347,404	2,674,235	$50,409,805
Reinvestment of distributions	248,719	4,435,025	62,189	1,148,155
Shares reacquired	(904,462)	(16,388,103)	(806,481)	(15,294,760)
Increase	1,087,591	$19,394,326	1,929,943	$36,263,200

80

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	May 31, 2015		Year Ended
Multi-Asset Growth Fund		(unaudited)	November 30, 2014
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	106,605	$1,902,503	147,469	$2,848,487
Reinvestment of distributions	56,116	1,006,307	26,332	484,705
Shares reacquired	(37,366)	(689,896)	(31,636)	(607,935)
Increase	125,355	$2,218,914	142,165	$2,725,257

Class P Shares
Reinvestment of distributions	10.390	$187	11.140	$205
Shares reacquired	–	–	(95.950)	(1,795)
Increase (decrease)	10.390	$187	(84.810)	$(1,590)

Class R2 Shares
Shares sold	1,598.67	$29,234	9,047.00	$170,589
Reinvestment of distributions	1,172.85	21,239	653.83	12,177
Shares reacquired	(4,159.26)	(76,185)	(2,870.09)	(55,219)
Increase (decrease)	(1,387.74)	$(25,712)	6,830.74	$127,547

Class R3 Shares
Shares sold	301,366	$5,447,202	361,097	$6,762,147
Reinvestment of distributions	127,953	2,275,875	73,341	1,344,366
Shares reacquired	(115,242)	(2,083,502)	(232,300)	(4,353,922)
Increase	314,077	$5,639,575	202,138	$3,752,591

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

	Six Months Ended
	May 31, 2015		Year Ended
Multi-Asset Income Fund	(unaudited)		November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,014,883	$197,917,083	44,886,134	$709,268,057
Converted from Class B*	37,605	357,765	60,937	960,596
Reinvestment of distributions	3,559,029	53,581,065	3,092,114	48,407,981
Shares reacquired	(13,978,379)	(212,274,198)	(16,272,933)	(256,987,018)
Increase	2,633,138	$39,581,715	31,766,252	$501,649,616

Class B Shares
Shares sold	12,926	$199,437	32,411	$518,659
Reinvestment of distributions	20,019	304,895	27,306	430,604
Shares reacquired	(53,671)	(1,039,908)	(71,362)	(1,140,563)
Converted to Class A*	(37,150)	(357,765)	(60,262)	(960,596)
Decrease	(57,876)	$(893,341)	(71,907)	$(1,151,896)

Class C Shares
Shares sold	9,969,345	$153,410,722	27,724,805	$443,089,020
Reinvestment of distributions	2,145,470	32,683,444	1,593,110	25,208,155
Shares reacquired	(6,111,851)	(93,973,277)	(6,371,461)	(101,662,288)
Increase	6,002,964	$92,120,889	22,946,454	$366,634,887

81

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	May 31, 2015		Year Ended
Multi-Asset Income Fund	(unaudited)		November 30, 2014
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	8,502,255	$129,084,022	30,830,482	$487,732,265
Reinvestment of distributions	1,679,310	25,280,534	1,246,689	19,541,075
Shares reacquired	(11,837,503)	(179,801,935)	(9,533,371)	(150,153,020)
Increase (decrease)	(1,655,938)	$(25,437,379)	22,543,800	$357,120,320

Class I Shares
Shares sold	229,973	$3,473,392	1,303,831	$20,397,674
Reinvestment of distributions	58,711	879,825	34,337	538,047
Shares reacquired	(226,200)	(3,413,275)	(244,331)	(3,866,177)
Increase	62,484	$939,942	1,093,837	$17,069,544

Class R2 Shares
Shares sold	7,637	$118,533	33,280	$535,878
Reinvestment of distributions	727	11,175	651	10,400
Shares reacquired	(11,470)	(178,800)	(46,510)	(757,495)
Decrease	(3,106)	$(49,092)	(12,579)	$(211,217)

Class R3 Shares
Shares sold	255,081	$3,883,015	336,687	$5,320,513
Reinvestment of distributions	45,170	680,122	40,941	640,123
Shares reacquired	(132,920)	(2,012,124)	(132,784)	(2,096,877)
Increase	167,331	$2,551,013	244,844	$3,863,759

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

14.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014–11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

82

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of May 31, 2015, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	20.01%
Lord Abbett Developing Growth Fund, Inc. – Class I	5.07%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	15.08%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	14.99%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	15.02%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	11.97%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	7.94%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	9.92%

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	9.42%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	12.97%
Lord Abbett Investment Trust – Convertible Fund – Class I	10.63%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	3.47%
Lord Abbett Global Fund, Inc. Emerging Markets Currency Fund – Class I	9.39%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	0.41%
Lord Abbett Investment Trust – High Yield Fund – Class I	22.58%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	16.37%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	10.73%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	4.03%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	3.40%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	11.91%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	16.75%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	2.78%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	0.48%
Lord Abbett Investment Trust – High Yield Fund – Class I	23.04%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	21.4%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	16.08%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	4.16%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	5.07%
Lord Abbett Investment Trust – Convertible Fund – Class I	10.35%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	3.24%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	9.32%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	0.57%
Lord Abbett Investment Trust – High Yield Fund – Class I	33.09%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	11.28%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	3.13%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	23.95%

83

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2015, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Pfizer, Inc.	4.27%
Chevron Corp.	3.80%
JPMorgan Chase & Co.	3.63%
Intel Corp.	3.24%
Eli Lilly & Co.	2.91%
Apple, Inc.	2.62%
Ford Motor Co.	2.35%
Cisco Systems, Inc.	2.32%
Caterpillar, Inc.	2.17%
AT&T, Inc.	2.17%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.15%
Consumer Staples	10.04%
Energy	9.97%
Financials	21.45%
Health Care	12.17%
Industrials	11.70%
Information Technology	12.21%
Materials	4.42%
Telecommunication Services	4.01%
Utilities	5.47%
Repurchase Agreement	0.41%
Total	100.00%

*	A sector may comprise several industries.

84

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
Pfizer, Inc.	4.14%
JPMorgan Chase & Co.	3.90%
Chevron Corp.	3.74%
Citigroup, Inc.	3.18%
Intel Corp.	2.60%
Aetna, Inc.	2.32%
Allstate Corp. (The)	2.26%
AT&T, Inc.	2.23%
Capital One Financial Corp.	2.04%
ConocoPhillips	1.92%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.81%
Consumer Staples	6.55%
Energy	10.69%
Financials	30.21%
Health Care	14.47%
Industrials	10.39%
Information Technology	9.88%
Materials	2.68%
Telecommunication Services	2.23%
Utilities	5.57%
Repurchase Agreement	0.52%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Fifth Third Bancorp	2.49%
Invesco Ltd.	2.45%
XL Group plc	2.38%
Whirlpool Corp.	2.32%
Community Health Systems, Inc.	2.26%
Mallinckrodt plc	2.15%
Hartford Financial Services Group, Inc. (The)	2.03%
Cardinal Health, Inc.	1.99%
Everest Re Group Ltd.	1.97%
Bunge Ltd.	1.94%

85

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	9.98%
Consumer Staples	3.47%
Energy	3.77%
Financials	33.03%
Health Care	10.49%
Industrials	9.10%
Information Technology	11.39%
Materials	6.97%
Utilities	11.18%
Repurchase Agreement	0.62%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Priceline Group, Inc. (The), 0.09%, 9/15/2021	3.97%
Yahoo!, Inc., Zero Coupon, 12/1/2018	3.22%
Actavis plc, 5.50%, TBA	2.96%
Tesla Motors, Inc., 1.25%, 3/1/2021	2.84%
MGIC Investment Corp., 9.00%, 4/1/2063	2.78%
Wells Fargo & Co., 7.50%, TBA	2.76%
Intel Corp., 3.25%, 8/1/2039	2.69%
Chesapeake Energy Corp., 5.75%, TBA	2.42%
Gilead Sciences, Inc., 1.625%, 5/1/2016	2.23%
Twitter, Inc., 1.00%, 9/15/2021	2.21%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.16%
Consumer Staples	1.72%
Energy	7.57%
Financials	11.49%
Healthcare	19.55%
Industrials	1.67%
Materials	3.15%
Media	2.07%
Technology	32.43%
Telecommunications	0.86%
Transportation	2.60%
Utilities	1.45%
Repurchase Agreement	2.28%
Total	100.00%

*	A sector may comprise several industries.

86

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.25%, 11/30/2018	6.92%
U.S. Treasury Note, 1.375%, 4/30/2020	5.81%
U.S. Treasury Note, 0.625%, 2/15/2017	4.73%
U.S. Treasury Note, 0.625%, 8/31/2017	4.15%
U.S. Treasury Bond, 2.50%, 2/15/2045	3.80%
Federal National Mortgage Assoc., 4.00%, TBA	2.41%
Federal National Mortgage Assoc., 3.50%, TBA	1.80%
Federal National Mortgage Assoc., 4.50%, TBA	1.67%
U.S. Treasury Note, 1.75%, 4/30/2022	1.37%
Federal National Mortgage Assoc., 3.00%, TBA	1.36%

Holdings by Sector*	% of Investments
Auto	0.33%
Basic Industry	0.36%
Consumer Cyclicals	1.85%
Consumer Discretionary	0.31%
Consumer Services	0.98%
Consumer Staples	0.43%
Energy	2.46%
Financial Service	28.25%
Foreign Government	2.15%
Health Care	1.75%
Integrated Oil	1.55%
Materials and Processing	1.57%
Municipal	0.54%
Producer Durables	0.81%
Technology	0.87%
Telecommunications	1.17%
Transportation	0.38%
U.S. Government	49.07%
Utilities	1.29%
Repurchase Agreement	3.88%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
EPAM Systems, Inc.	1.84%
FireEye, Inc.	1.66%
Bluebird Bio, Inc.	1.65%
Cavium, Inc.	1.64%
Gogo, Inc.	1.61%
WisdomTree Investments, Inc.	1.60%
IPG Photonics Corp.	1.54%
GrubHub, Inc.	1.53%
MarketAxess Holdings, Inc.	1.51%
IMAX Corp.	1.44%

87

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	14.50%
Consumer Staples	2.31%
Energy	0.73%
Financials	9.09%
Health Care	25.81%
Industrials	6.77%
Information Technology	38.78%
Utilities	0.16%
Repurchase Agreement	1.85%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.125%, 12/31/2015	2.69%
Marathon Oil Corp., 0.90%, 11/1/2015	0.99%
Citigroup Commercial Mortgage Trust 2015 – SSHP C, 2.28%, 9/15/2017	0.91%
LB-UBS Commercial Mortgage Trust 2006 – C6 AM, 5.41%, 9/15/2016	0.85%
Federal National Mortgage Assoc., 3.475%, 11/1/2040	0.85%
Citigroup Commercial Mortgage Trust 2015 – SSHP B, 1.83%, 9/15/2017	0.81%
Citigroup Commercial Mortgage Trust 2007 – C6 AM, 5.71%, 12/10/2049	0.69%
Aventura Mall Trust 2013 – AVM A, 3.87%, 12/5/2032	0.67%
Laclede Group, Inc. (The), 1.02%, 8/15/2017	0.65%
CD Commercial Mortgage Trust, 5.69%, 12/11/2049	0.64%

Holdings by Sector*	% of Investments
Asset Backed	20.00%
Automotive	1.15%
Banking	5.38%
Basic Industry	2.96%
Capital Goods	1.88%
Consumer Goods	1.35%
Energy	8.93%
Financial Services	2.65%
Foreign Government	0.03%
Healthcare	5.81%
Insurance	0.77%
Leisure	2.63%
Media	2.33%
Mortgage Backed	30.86%
Municipal	0.37%
Real Estate	2.71%
Retail	1.24%
Services	0.05%
Technology & Electronics	1.73%
Telecommunications	2.21%
Transportation	1.30%
U.S. Government	2.69%
Utility	0.97%
Total	100.00%

*	A sector may comprise several industries.

88

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.48%
Pfizer, Inc.	3.82%
Eli Lilly & Co.	3.42%
PepsiCo, Inc.	2.92%
General Dynamics Corp.	2.78%
UnitedHealth Group, Inc.	2.78%
Hartford Financial Services Group, Inc. (The)	2.70%
Mondelez International, Inc. Class A	2.68%
Chevron Corp.	2.65%
Intel Corp.	2.65%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.23%
Consumer Staples	6.89%
Energy	9.84%
Financials	27.41%
Health Care	15.91%
Industrials	11.24%
Information Technology	12.65%
Materials	3.96%
Telecommunication Services	1.50%
Utilities	3.37%
Repurchase Agreement	1.00%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	4.99%
Facebook, Inc. Class A	3.31%
Amazon.com, Inc.	3.06%
Netflix, Inc.	2.78%
Visa, Inc. Class A	2.49%
MasterCard, Inc. Class A	2.47%
Gilead Sciences, Inc.	1.99%
Walt Disney Co. (The)	1.90%
FireEye, Inc.	1.79%
Regeneron Pharmaceuticals, Inc.	1.75%

Holdings by Sector*	% of Investments
Consumer Discretionary	21.88%
Consumer Staples	2.40%
Financials	6.26%
Health Care	17.37%
Industrials	6.26%
Information Technology	43.38%
Repurchase Agreement	2.45%
Total	100.00%

*	A sector may comprise several industries.

89

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Avago Technologies Ltd.	2.10%
Netflix, Inc.	1.95%
AutoZone, Inc.	1.78%
Moody’s Corp.	1.74%
Dollar General Corp.	1.62%
Expedia, Inc.	1.60%
Affiliated Managers Group, Inc.	1.51%
Ulta Salon, Cosmetics & Fragrance, Inc.	1.51%
Akamai Technologies, Inc.	1.43%
LinkedIn Corp. Class A	1.40%

Holdings by Sector*	% of Investments
Consumer Discretionary	25.56%
Consumer Staples	6.22%
Energy	1.07%
Financials	9.09%
Health Care	16.40%
Industrials	16.59%
Information Technology	21.12%
Materials	2.84%
Telecommunication Services	0.80%
Repurchase Agreement	0.31%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
DISH DBS Corp., 5.875%, 7/15/2022	0.68%
AMC Networks, Inc., 4.75%, 12/15/2022	0.62%
WhiteWave Foods Co. (The), 5.375%, 10/1/2022	0.57%
MEG Energy Corp., 7.00%, 3/31/2024	0.57%
Seven Generations Energy Ltd., 8.25%, 5/15/2020	0.56%
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/2020	0.55%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/2021	0.55%
T-Mobile USA, Inc., 6.836%, 4/28/2023	0.54%
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	0.46%
First Data Corp., 11.25%, 1/15/2021	0.45%

90

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Asset Backed	0.12%
Automotive	2.28%
Banking	2.55%
Basic Industry	10.71%
Capital Goods	4.46%
Consumer Goods	5.42%
Energy	13.27%
Financial Services	4.10%
Foreign Sovereign	0.31%
Healthcare	9.15%
Insurance	0.91%
Leisure	6.74%
Media	9.58%
Real Estate	0.88%
Retail	8.17%
Services	2.67%
Technology & Electronics	6.47%
Telecommunications	5.70%
Transportation	2.25%
Utility	2.72%
Repurchase Agreement	1.54%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Heineken Holding NV	2.20%
Sumitomo Mitsui Financial Group, Inc.	2.15%
Imperial Tobacco Group plc	1.89%
Royal Dutch Shell plc Class A ADR	1.88%
Novartis AG Registered Shares	1.80%
Roche Holding AG	1.75%
Rio Tinto plc ADR	1.68%
Fresenius SE & Co. KGaA	1.67%
Safran SA	1.67%
Prudential plc	1.65%
Holdings by Sector*	% of Investments
Consumer Discretionary	12.28%
Consumer Staples	12.17%
Energy	5.66%
Financials	28.25%
Health Care	9.84%
Industrials	12.80%
Information Technology	6.97%
Materials	3.09%
Telecommunication Services	5.58%
Utilities	2.15%
Repurchase Agreement	1.21%
Total	100.00%
*	A sector may comprise several industries.

91

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Baytex Energy Corp.	2.56%
Crescent Point Energy Corp.	2.48%
Royal Dutch Shell plc Class A ADR	2.40%
National Australia Bank Ltd.	2.29%
Total SA ADR	2.16%
Freenet AG	2.14%
Whitecap Resources, Inc.	2.01%
Imperial Tobacco Group plc	1.86%
Snam SpA	1.74%
Bank of China Ltd. H Shares	1.72%
Holdings by Sector*	% of Investments
Consumer Discretionary	15.56%
Consumer Staples	6.10%
Energy	13.33%
Financials	32.32%
Health Care	4.97%
Industrials	8.00%
Information Technology	2.26%
Materials	1.63%
Telecommunication Services	8.26%
Utilities	5.28%
Repurchase Agreement	2.29%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Indiabulls Housing Finance Ltd.	2.11%
Anima Holding SpA	1.68%
UDG Healthcare plc	1.65%
Sun Hung Kai & Co., Ltd.	1.60%
Arcadis NV	1.58%
Arrow Global Group plc	1.54%
Toyo Tire & Rubber Co., Ltd.	1.43%
Maeda Road Construction Co., Ltd.	1.43%
Loomis AB Class B	1.33%
Forbo Holding AG Registered Shares	1.30%

92

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	19.43%
Consumer Staples	5.55%
Energy	3.16%
Financials	24.56%
Health Care	2.91%
Industrials	22.04%
Information Technology	11.27%
Materials	4.37%
Telecommunication Services	1.04%
Utilities	2.33%
Repurchase Agreement	3.34%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc. (The)	2.53%
XL Group plc	2.36%
Cigna Corp.	2.18%
International Paper Co.	2.07%
Invesco Ltd.	1.99%
Jones Lang LaSalle, Inc.	1.96%
Whirlpool Corp.	1.90%
PPL Corp.	1.82%
Wyndham Worldwide Corp.	1.81%
Fidelity National Information Services, Inc.	1.81%
Holdings by Sector*	% of Investments
Consumer Discretionary	10.73%
Consumer Staples	2.38%
Energy	4.97%
Financials	34.60%
Health Care	11.33%
Industrials	8.99%
Information Technology	10.94%
Materials	6.10%
Utilities	8.77%
Repurchase Agreement	1.19%
Total	100.00%
*	A sector may comprise several industries.

93

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.125%, 12/31/2015	3.01%
Air Lease Corp., 5.625%, 4/1/2017	0.76%
Omega Healthcare Investors, Inc., 6.75%, 10/15/2022	0.64%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.64%
Wachovia Bank Commercial Mortgage Trust 2007 – C31 AM, 5.59%, 4/15/2047	0.62%
BAMLL Commercial Mortgage Securities Trust 2014 – IP A, 2.72%, 6/15/2028	0.60%
Ladder Capital Commercial Mortgage Securities LLC 2014 – PKMD A, 2.86%, 11/14/2027	0.55%
Forest Laboratories, Inc., 4.375%, 2/1/2019	0.52%
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/2020	0.52%
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007 – 5 AM, 5.42%, 8/12/2048	0.50%

Holdings by Sector*	% of Investments
Auto	1.58%
Basic Industry	0.61%
Capital Goods	0.17%
Consumer Cyclicals	4.05%
Consumer Discretionary	1.46%
Consumer Non-Cyclical	0.02%
Consumer Services	1.34%
Consumer Staples	1.32%
Energy	5.93%
Financial Services	53.27%
Foreign Government	0.32%
Health Care	6.45%
Integrated Oils	1.82%
Materials and Processing	2.82%
Municipal	0.35%
Producer Durables	0.49%
Technology	2.80%
Telecommunications	1.99%
Transportation	0.94%
U.S. Government	9.59%
Utilities	1.84%
Repurchase Agreement	0.84%
Total	100.00%
*	A sector may comprise several industries.

94

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Signature Bank	2.23%
Akamai Technologies, Inc.	2.09%
Jarden Corp.	2.09%
HCC Insurance Holdings, Inc.	2.04%
Ryder System, Inc.	1.99%
East West Bancorp, Inc.	1.87%
Lam Research Corp.	1.82%
Pinnacle Foods, Inc.	1.81%
PerkinElmer, Inc.	1.77%
Marvell Technology Group Ltd.	1.76%
Holdings by Sector*	% of Investments
Consumer Discretionary	13.02%
Consumer Staples	2.45%
Energy	4.77%
Financials	26.59%
Health Care	9.85%
Industrials	12.66%
Information Technology	16.97%
Materials	6.62%
Telecommunication Services	1.23%
Utilities	5.81%
Repurchase Agreement	0.03%
Total	100.00%
*	A sector may comprise several industries.

95

Supplemental Proxy Information

A joint special meeting of shareholders of each Fund and other funds of the Trust was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Board. Shareholders elected the following nine (9) Trustees at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Investment Trust

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	9,741,410,387.289	139,174,112.638
Robert B. Calhoun, Jr.	9,744,649,940.182	135,934,559.745
Eric C. Fast	9,747,037,109.749	133,547,390.178
Daria L. Foster	9,751,786,030.813	128,798,469.114
Evelyn E. Guernsey	9,752,515,061.052	128,069,438.875
Julie A. Hill	9,750,467,661.690	130,116,838.237
Franklin W. Hobbs	9,749,208,770.394	131,375,729.533
James M. McTaggart	9,749,740,533.092	130,843,966.835
James L.L. Tullis	9,748,690,350.111	131,894,149.816

96

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2014. As to Multi-Asset Balanced Opportunity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and three-year periods and below the median for the five-year and ten-year periods. As to Multi-Asset Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and three-year periods and at the median for the

97

Approval of Advisory Contract (continued)

five-year period. As to Multi-Asset Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for each of the one-year, three-year, and five-year periods. As to Diversified Equity Strategy Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for each of the one-year, three-year, and five-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, and Diversified Equity Strategy Fund, the Board observed that the overall expense level was below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and

98

Approval of Advisory Contract (concluded)

profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

99

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888–522–2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

100

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or accompanied by a current fund prospectus.

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LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Diversified Equity Strategy Fund Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Growth Fund Lord Abbett Multi-Asset Income Fund	LASAF-3 (07/15)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: July 27, 2015

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: July 27, 2015

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 27, 2015